                                                                American General
                                                                Series Portfolio
                                                                         Company


                              Semi-Annual Report
                                                               November 30, 1999



                                                              AMERICAN
                                                                 GENERAL
                                                                 FINANCIAL GROUP

  AMERICAN GENERAL SERIES PORTFOLIO COMPANY - SEMI-ANNUAL REPORT NOVEMBER 30,
                                      1999

TABLE OF CONTENTS

President's Letter..........................................................   1
Stock Index Fund............................................................   4
MidCap Index Fund...........................................................  12
Small Cap Index Fund........................................................  19
International Equities Fund.................................................  37
Growth Fund.................................................................  43
Growth & Income Fund........................................................  46
Science & Technology Fund...................................................  50
Social Awareness Fund.......................................................  53
Asset Allocation Fund.......................................................  60
Capital Conservation Fund...................................................  70
Government Securities Fund..................................................  73
International Government Bond Fund..........................................  75
Money Market Fund...........................................................  79
Notes to Financial Statements...............................................  82
Financial Highlights........................................................  85
Supplemental Information....................................................  92

--------------------------------------------------------------------------------

                              PRESIDENT'S LETTER                 1
Dear Valued Customer,

November 30, 1999, marks the mid-point of the fiscal year for the American General Series Portfolio Company (AGSPC). The 13 funds that make up AGSPC are key options helpful in building a diversified portfolio. The funds you choose need to work together in order to build an investment strategy appropriate for your individual financial time-horizons. Through your variable insurance product, you are permitted to invest in one or more of these funds. Disciplined investment management is critical when building a diversified portfolio and our commitment to providing consistent performance is reflected in the returns for these funds. The fund specific returns are presented in chart format following this letter.

MARKET CONDITIONS
As the fiscal year began in June 1999, interest rates began to rise in response to increases in actual and expected economic growth. This brought lower prices for bonds and began to chip away at the stock market's springtime optimism. Last year's concern of a global economic slump was replaced by concern that economic growth, at least in the U.S., might be so strong that an inflationary surge might be triggered. The Federal Reserve began to raise its short-term interest rates in efforts to slow the economy and reduce inflationary pressures. This move helped take the steam out of a stock market rally even though corporate earnings estimates kept rising. The U.S. stock market, which had climbed so rapidly during the last half of AGSPC's prior fiscal year, moved up only modestly during this current half.

In the U.S., large-cap stocks performed better than small stocks, and growth stocks outperformed value stocks. Sizzling technology stocks, which are usually classified as growth issues and have begun to dominate the large-cap category, were responsible for nearly the entire market advance. The Standard & Poor's (S&P) 500 Index, which is dominated by large-cap stocks and now technology stocks, gained 7.37%, adjusted for distributions, for the 6 months, while the small-cap Russell 2000 Index trailed with a gain of 4.18%, adjusted for distributions. The Russell 1000 Growth Index, adjusted for distributions, returned 16.85% while the Russell 1000 Value Index, adjusted for distributions, lagged with a negative return of 2.60%.

While lackluster performance still haunts non-U.S. marketplaces, the international economies have improved dramatically. European stock investors have shaken off last year's fear of uncertainty, and the Asian market investors seem to have a renewed appetite for risk. Currency gains leap ahead of last year's near market collapse. In Europe, analysts expect continued industry consolidation. Inflation appears likely to remain low, but interest rates may rise modestly. In Japan, exports may be hurt by the Yen's strength, and government support for the economy should be lower in the coming months. Analysts anticipate seeing the Japanese market consolidate this year's gains. Elsewhere in Asia, economies are expected to improve further, but macroeconomic and company restructuring will probably occur at a slower pace. Latin America remains sensitive to interest rates because of its high capital needs, but the region's economic outlook is better. The benchmark, which reflects the overall performance of the international market, is the Morgan Stanley Capital International EAFE Index. The EAFE returned 16.43% over the past 6 months, adjusted for distributions.

INVESTMENT OBJECTIVES RECAP
As you are aware, the investment professionals were carefully selected and are regularly monitored in an effort to present thoughtful investment options for your individual portfolio asset allocation strategies. Listed below are the AGSPC investment options.

AGSPC INDEX FUNDS
Stock Index Fund, managed by an investment team at American General Corporation's wholly-owned subsidiary--VALIC (VALIC), seeks to provide long-term capital growth through investment in common stock that, as a group, are expected to provide investment results closely corresponding to the performance of the S&P 500 Index.

MidCap Index Fund, managed by VALIC, seeks to provide growth of capital through investments primarily in a diversified portfolio of common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the S&P 400 Mid Cap Index.

Small Cap Index Fund, managed by VALIC, seeks to provide growth of capital through investments primarily in a diversified portfolio of common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the Russell 2000 Index.

International Equities Fund, managed by VALIC, seeks to provide long-term growth of capital through investments primarily in a diversified portfolio of equity and equity related securities of non-U.S. issuers that, as a group, are expected to provide investment results closely corresponding to the performance of the Morgan Stanley Capital International EAFE Index.

AGSPC ACTIVELY MANAGED EQUITY FUNDS
Growth Fund, sub-managed by an investment team at Wellington Management Company, LLP, seeks to provide long-term growth of capital by investing in large-cap quality companies with long-term growth potential through a long-term approach which is a blend of top-down sector analysis and bottom-up security selection.

Wellington took over management of the fund in September of 1999 and converted the portfolio holdings from a mid-cap selection to a large-cap selection, which should over time improve performance.

Growth & Income Fund, managed by VALIC, seeks to provide long-term growth of capital and, secondarily, current income through investment in common stocks and equity-related securities.

AGSPC ACTIVELY MANAGED SPECIALTY EQUITY FUNDS
Science & Technology Fund, sub-managed by an investment team at T. Rowe Price Associates, Inc., seeks to provide long-term growth of capital through investments primarily in common stock of companies which generate growth primarily through new technological developments.

-------------------------------------------------------------------------------

 2                       PRESIDENT'S LETTER - CONTINUED

Social Awareness Fund, managed by VALIC, seeks to provide growth of capital through investment primarily in common stocks, in companies which meet the Fund's socially conscious screening criteria.

AGSPC ACTIVELY MANAGED BOND FUNDS
Capital Conservation Fund, managed by VALIC, seeks the highest possible total return consistent with preservation of capital through current income and capital gains on investments in intermediate and long-term debt instruments and other income producing securities.

Government Securities Fund, managed by VALIC, seeks high current income and protection of capital through investments in intermediate and long-term U.S. Government debt securities.

International Government Bond Fund, managed by VALIC, seeks high current income through investments primarily in high quality debt securities issued or guaranteed by non-U.S. governments.

AGSPC ASSET ALLOCATION FUNDS
Asset Allocation Fund, managed by VALIC, seeks maximum aggregate rate of return over the long-term through controlled investment risk by adjusting its investment mix among stocks, long-term debt securities and short-term money market securities.

AGSPC STABILITY FUNDS
Money Market Fund, managed by VALIC, seeks liquidity, protection of capital and current income through investments in short-term money market instruments.

As market volatility persists, long-term opportunities exist in diversifying investments portfolios. Momentum, confidence and liquidity can carry markets typically well beyond what analysts determine to be "fair value" by traditional value measures. History, however, also reminds investors that over time, the value of an asset must bear some relationship to future cash flows generated by that asset. While the timing of these changes is always uncertain, diversification is a strategy well suited to exactly this type of uncertainty. With this in mind, we pledge to continually monitor the investment expertise represented in the AGSPC options. In this way we hope to supply you with appropriate choices for every portfolio asset allocation strategy.

Thank you for your continued confidence in our ability to help invest your assets wisely.

             Sincerely,

             /s/ Alice T. Kane
             Alice T. Kane, President
             American General Series Portfolio Company

                            FUND RETURNS TO INDEX

                                Fund Return      Index
                                -----------     --------
        SIF                          7.32%         7.37%
        MIF                          7.08%         6.73%
        SCIF                         4.59%         4.18%
        IEF                         18.17%        16.43%
        GF                          -5.54%         7.37%
        G&IF                         8.03%         7.37%
        S&TF                        47.62%         7.37%
        SAF                          6.70%         7.37%
        AAF                          4.85%         4.47%
        CCF                          0.29%         0.24%
        GSF                          0.30%         0.45%
        IGBF                         1.06%         2.01%
        MMF                          2.68%         2.26%

--------------------------------------------------------------------------------

                        PRESIDENT'S LETTER - CONTINUED           3
FUND RETURNS AND TRACKING DIFFERENCES
For the Six Months Ended November 30, 1999

                                                               (3)        (4)
                                                              Fund       Total
                                                           Performance   Index
                                                             Before      Return
                                           (1)      (2)    Subtracting Including   Tracking
AGSPC Fund/Relevant                       Fund      Fund    Expenses   Reinvested Differences
Market Index                            Return(a) Expenses  (1) + (2)  Dividends   (3) - (4)
---------------------------------------------------------------------------------------------
Indexed Funds:
Stock Index Fund / S&P 500 Index......     7.17%    0.15%      7.32%      7.37%      (0.05)%
MidCap Index Fund /
S&P Mid Cap 400 Index.................     6.89     0.19       7.08       6.73        0.35
Small Cap Index Fund / Russell
2000 Index............................     4.38     0.21       4.59       4.18        0.41
International Equities Fund / EAFE....    17.96     0.21      18.17      16.43        1.74
Managed Funds:
Growth Fund / S&P 500 Index...........    (5.97)    0.43      (5.54)      7.37      (12.91)
Growth & Income Fund /
S&P 500 Index.........................     7.62     0.41       8.03       7.37        0.66
Science & Technology Fund / S&P 500
Index.................................    47.15     0.47      47.62       7.37       40.25
Social Awareness Fund /
S&P 500 Index.........................     6.42     0.28       6.70       7.37       (0.67)
Asset Allocation Fund / Benchmark(b)..     4.57     0.28       4.85       4.47        0.38
Capital Conservation Fund / Merrill
Lynch Corporate Master Bond...........        -     0.29       0.29       0.24        0.05
Government Securities Fund / Lehman
Brothers U.S. Treasury Composite......     0.01     0.29       0.30       0.45       (0.15)
International Government Bond Fund /
Salomon Brothers Non-U.S. Dollar World
Government Bond.......................     0.77     0.29       1.06       2.01       (0.95)
Money Market Fund / 30 Day Certificate
of Deposit Primary Offering Rate by
New York City Banks (NYC 30 Day CD
Rate).................................     2.39     0.29       2.68       2.26        0.42

----
(a) Fund level returns are net of investment management fees and other fund expenses, but do not reflect charges specified in annuity contracts for mortality and expense guarantees, administrative fees, or surrender charges.
(b) Benchmark consists of 55% S&P 500 Index, 35% Merrill Lynch Corporate and Government Master Index, and 10% NYC 30 Day CD Rate.
SUMMARY OF NET ASSET VALUES PER SHARE
AND PER SHARE DISTRIBUTIONS

                                                            Distributions from Net
                                                            Investment Income and
                                                            Net Realized Gains on
                            Net Asset Values (per share)    Securities (per share)
                          --------------------------------- ------------------------
                          (unaudited)          (unaudited)
                          November 30, May 31, November 30, 12/1/98 to    6/1/99 to
Fund                          1998      1999       1999       5/31/99      11/30/99
------------------------------------------------------------------------------------
Stock Index Fund
(emulate
S&P 500 Index)..........     $35.73    $39.73     $42.37      $0.36         $0.20
MidCap Index Fund
(emulate
S&P Mid Cap 400 Index)..      24.79     25.64      27.29       2.29          0.11
Small Cap Index Fund
(emulate
Russell 2000 Index).....      15.67     15.84      16.44       1.45          0.09
International Equities
Fund (emulate EAFE
Index)..................      11.84     11.32      13.27       1.02          0.06
Growth Fund (long-term
growth
of capital).............      21.35     24.12      22.69       1.01             -
Growth & Income Fund
(long-term growth of
capital and
current income).........      19.28     21.53      23.11       1.57          0.06
Science & Technology
Fund (long-term growth
of capital).............      24.22     29.95      44.07       2.38             -
Social Awareness Fund
(social criteria growth
stocks).................      23.60     24.11      25.56       2.23          0.09
Asset Allocation Fund
(asset allocation)......      14.51     14.43      14.88       1.05          0.20
Capital Conservation
Fund (quality corporate
bonds)..................       9.64      9.39       9.08       0.30          0.31
Government Securities
Fund (intermediate and
long-term government
bonds)..................      10.36      9.90       9.63       0.27          0.27
International Government
Bond Fund (high quality
foreign government debt
securities).............      12.50     11.62      11.55       0.37          0.16
Money Market Fund (money
market instruments).....       1.00      1.00       1.00       0.02          0.02

The change in net asset value of the funds will not be the same as the change in the accumulation unit value of your annuity contract because (1) the change in net asset value does not reflect the reinvestment of income and capital gain distributions and (2) the mortality and expense charges described in your annuity contract are not included.

-------------------------------------------------------------------------------

 4                                   November 30, 1999 (Unaudited)
                                STOCK INDEX FUND

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               SCHEDULE OF INVESTMENTS
               COMMON STOCK - 98.50%

               ADVERTISING - 0.22%
     105,100   Interpublic Group Corp. ........................   $    4,939,700
      73,600   Omnicom Group, Inc. ............................        6,486,000
                                                                  --------------
                                                                      11,425,700
                                                                  --------------
               AEROSPACE/DEFENSE - 0.96%
      23,900   B.F. Goodrich Co. ..............................          539,244
     443,908   Boeing Co. .....................................       18,116,994
      27,100   Crane Co. ......................................          497,963
      87,460   General Dynamics Corp. .........................        4,509,656
     179,952   Lockheed Martin Corp. ..........................        3,576,546
      30,800   Northrop Grumman Corp. .........................        1,730,575
      29,000   Perkinelmer, Inc. ..............................        1,192,625
     151,900   Raytheon Co., Class B...........................        4,661,431
      54,000   TRW, Inc. ......................................        2,818,125
     213,900   United Technologies Corp. ......................       12,085,350
                                                                  --------------
                                                                      49,728,509
                                                                  --------------
               AIRLINES - 0.23%
      67,400 * AMR Corp. ......................................        4,102,975
      63,200   Delta Air Lines, Inc. ..........................        3,112,600
     211,950   Southwest Airlines Co. .........................        3,457,433
      39,200 * US Airways Group, Inc. .........................        1,095,150
                                                                  --------------
                                                                      11,768,158
                                                                  --------------
               APPAREL & PRODUCTS - 0.02%
           2 * Abercrombie and Fitch Co. ......................               65
      31,100   Liz Claiborne, Inc. ............................        1,164,306
                                                                  --------------
                                                                       1,164,371
                                                                  --------------
               APPLIANCES/FURNISHINGS - 0.11%
      87,000   Leggett & Platt, Inc. ..........................        1,865,063
      39,000   Maytag Corp. ...................................        1,859,813
      30,600   Whirlpool Corp. ................................        1,866,600
                                                                  --------------
                                                                       5,591,476
                                                                  --------------
               AUTO - CARS - 1.00%
     248,160   Delphi Automotive Systems Corp. ................        3,908,520
     540,300   Ford Motor Co. .................................       27,285,150
     284,800   General Motors Corp. ...........................       20,505,600
                                                                  --------------
                                                                      51,699,270
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               AUTO - ORIGINAL EQUIPMENT - 0.06%
      58,100   Danaher Corp. ..................................   $    2,854,162
                                                                  --------------
               AUTO - REPLACEMENT PARTS - 0.13%
      65,200 * AutoZone, Inc. .................................        1,797,075
      33,100   Cooper Tire & Rubber Co. .......................          496,534
      76,300   Genuine Parts Co. ..............................        1,964,725
      68,500   Goodyear Tire & Rubber Co. .....................        2,311,875
      22,800   Pep Boys-Manny, Moe & Jack......................          220,875
                                                                  --------------
                                                                       6,791,084
                                                                  --------------
               BANKS - NEW YORK CITY - 2.06%
     396,000   Bank of New York Co., Inc. .....................       15,790,500
   1,483,656   Citigroup, Inc. ................................       79,931,967
      77,900   J. P. Morgan & Co., Inc. .......................       10,243,850
                                                                  --------------
                                                                     105,966,317
                                                                  --------------
               BANKS - OTHER - 2.68%
     766,521   Bank of America Corp. ..........................       44,841,478
     425,200   First Union Corp. ..............................       16,449,924
     404,913   FleetBoston Financial Corp. ....................       15,310,773
     228,900   Mellon Financial Corp. .........................        8,340,544
     283,200   National City Corp. ............................        7,062,300
      77,500   Providian Financial Corp. ......................        6,132,188
      54,600   Republic of New York Corp. .....................        3,859,538
      53,700   Union Planters Corp. ...........................        2,288,963
     726,030   Wells Fargo Co. ................................       33,760,395
                                                                  --------------
                                                                     138,046,103
                                                                  --------------
               BANKS - REGIONAL - 2.69%
     170,500   AmSouth Bancorporation..........................        3,846,906
     518,750   BankOne Corp. ..................................       18,285,938
     371,264   Chase Manhattan Corp. ..........................       28,680,144
      75,650   Comerica, Inc. .................................        4,009,450
     139,775   Fifth Third Bancorp.............................        9,784,250
     415,550   Firstar Corp. ..................................       10,804,300
     100,716   Huntington Bancshares, Inc. ....................        2,788,573
     197,540   KeyCorp.........................................        5,333,580
      53,900   Northern Trust Corp. ...........................        5,218,194
     133,500   PNC Bank Corp. .................................        7,442,624
      89,200   Regions Financial Corp. ........................        2,447,425
      71,700   SouthTrust Corp. ...............................        2,782,856
      69,500   State Street Corp. .............................        5,103,906
      84,200   Summit Bancorp. ................................        2,747,025

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               BANKS - REGIONAL - Continued
     140,100   SunTrust Banks, Inc. ...........................   $    9,789,488
     102,150   Synovus Financial Corp. ........................        2,043,000
     319,290   U.S. Bancorp, Inc. .............................       10,915,727
      89,113   Wachovia Corp. .................................        6,900,688
                                                                  --------------
                                                                     138,924,074
                                                                  --------------
               BEVERAGE -
               BREWERS/DISTRIBUTORS - 0.51%
      16,400   Adolph Coors Co., Class B.......................          815,900
     218,700   Anheuser-Busch Companies, Inc. .................       16,361,493
      19,215   Brown-Forman Corp., Class B.....................        1,204,540
     178,900   Seagram Co., Ltd. ..............................        7,793,330
                                                                  --------------
                                                                      26,175,263
                                                                  --------------
               BEVERAGE - SOFT DRINKS - 1.93%
   1,091,700   Coca-Cola Co. ..................................       73,485,056
     163,800   Coca-Cola Enterprises, Inc. ....................        3,470,513
     659,700   PepsiCo, Inc. ..................................       22,800,881
                                                                  --------------
                                                                      99,756,450
                                                                  --------------
               BROADCASTING - 1.87%
     362,911 * CBS Corp. ......................................       18,871,371
     143,700 * Clear Channel
               Communications, Inc. ...........................       11,549,888
     333,100   Comcast Corp., Class A..........................       15,051,956
     280,100 * Media One Group, Inc. ..........................       22,197,925
     231,293   U S WEST, Inc. .................................       14,354,621
     287,400 * Viacom, Inc., Class B...........................       14,298,150
                                                                  --------------
                                                                      96,323,911
                                                                  --------------
               BUILDING MATERIALS - 0.33%
      17,300   Armstrong World Industries, Inc. ...............          579,550
     158,800   Lowe's Companies, Inc. .........................        7,910,225
     199,000   Masco Corp. ....................................        5,024,750
      74,900   Sherwin-Williams Co. ...........................        1,605,669
      44,900   Vulcan Materials Co. ...........................        1,807,225
                                                                  --------------
                                                                      16,927,419
                                                                  --------------
               CHEMICAL - MAJOR - 1.19%
     101,400   Dow Chemical Co. ...............................       11,876,475
     442,802   E.I. du Pont de Nemours and Co. ................       26,319,044
      47,500   Hercules, Inc. .................................        1,128,125
     267,700   Monsanto Co. ...................................       11,293,593
      75,900   PPG Industries, Inc. ...........................        4,444,894

--------------------------------------------------------------------------------

 November 30, 1999 (Unaudited)                                   5
                          STOCK INDEX FUND - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               CHEMICAL - MAJOR - Continued
      78,646   Rohm and Haas Co. ..............................   $    2,880,410
      57,700   Union Carbide Corp. ............................        3,375,450
                                                                  --------------
                                                                      61,317,991
                                                                  --------------
               CHEMICAL - MISCELLANEOUS - 0.26%
      99,500   Air Products and Chemicals, Inc. ...............        3,221,313
      40,237   Eastman Chemical Co. ...........................        1,564,213
      44,200   Ecolab, Inc. ...................................        1,530,425
      14,400 * FMC Corp. ......................................          698,400
      26,700   Great Lakes Chemical Corp. .....................          886,106
      18,928   Millipore Corp. ................................          621,075
      70,100   Praxair, Inc. ..................................        3,128,213
      43,700   Sigma Aldrich Corp. ............................        1,250,913
      41,400 * W.R. Grace & Co. ...............................          564,075
                                                                  --------------
                                                                      13,464,733
                                                                  --------------
               CONGLOMERATES - 1.02%
     242,800   Allied Signal, Inc. ............................       14,522,474
      43,600   ITT Industries, Inc. ...........................        1,520,550
      46,600   Loews Corp. ....................................        2,982,400
      62,800   Textron, Inc. ..................................        4,462,725
     728,176   Tyco International, Ltd. .......................       29,172,551
                                                                  --------------
                                                                      52,660,700
                                                                  --------------
               CONSUMER FINANCE - 0.25%
      85,400   Capital One Financial Corp. ....................        3,976,438
     348,912   MBNA Corp. .....................................        8,810,028
                                                                  --------------
                                                                      12,786,466
                                                                  --------------
               CONTAINERS - METAL/GLASS - 0.26%
      11,600   Ball Corp. .....................................          431,375
     107,000   Corning, Inc. ..................................       10,024,562
      57,600   Crown Cork & Seal Co., Inc. ....................        1,173,600
      23,500   Owens Corning...................................          370,125
      61,200 * Owens-Illinois, Inc. ...........................        1,464,975
                                                                  --------------
                                                                      13,464,637
                                                                  --------------
               CONTAINERS - PAPER - 0.09%
      11,500   Bemis Co., Inc. ................................          362,250
      73,800 * Pactiv Corp. ...................................          756,450
      43,414 * Sealed Air Corp. ...............................        2,040,458
      24,400   Temple-Inland, Inc. ............................        1,396,900
                                                                  --------------
                                                                       4,556,058
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               COSMETICS/TOILETRIES - 0.50%
       6,800   Alberto-Culver Co., Class B.....................   $      178,925
     113,900   Avon Products, Inc. ............................        4,150,231
     488,300   Gillette Co. ...................................       19,623,555
      46,200   International Flavors &
               Fragrances, Inc. ...............................        1,700,738
                                                                  --------------
                                                                      25,653,449
                                                                  --------------
               DRUGS - 7.37%
      28,600   Allergan, Inc. .................................        2,813,525
      43,300 * ALZA Corp. .....................................        1,870,019
     597,500   American Home Products Corp. ...................       31,070,000
     455,600 * Amgen, Inc. ....................................       20,758,275
      23,900   Bausch & Lomb, Inc. ............................        1,310,019
     876,500   Bristol Myers Squibb Co. .......................       64,039,281
     486,900   Eli Lilly and Co. ..............................       34,935,075
   1,024,700   Merck & Co., Inc. ..............................       80,438,950
   1,720,500   Pfizer, Inc. ...................................       62,260,594
     220,570   Pharmacia & Upjohn, Inc. .......................       12,062,422
     660,600   Schering-Plough Corp. ..........................       33,773,174
     368,800   Warner-Lambert Co. .............................       33,076,750
      39,700 * Watson Pharmaceuticals, Inc. ...................        1,476,344
                                                                  --------------
                                                                     379,884,428
                                                                  --------------
               ELECTRICAL EQUIPMENT - 4.06%
      62,000 * Cabletron Systems, Inc. ........................        1,422,125
     196,600   Emerson Electric Co. ...........................       11,206,200
   1,436,200   General Electric Co. ...........................      186,706,000
      61,000   Molex, Inc. ....................................        3,088,125
      26,100   National Service Industries, Inc. ..............          771,581
      75,900 * Teradyne, Inc. .................................        3,306,394
      23,700   Thomas & Betts Corp. ...........................          971,700
      41,800   W.W. Grainger, Inc. ............................        1,969,825
                                                                  --------------
                                                                     209,441,950
                                                                  --------------
               ELECTRONIC INSTRUMENTS - 0.03%
           1 * Commscope, Inc. ................................               42
      17,300   Tektronix, Inc. ................................          588,200
      69,200 * Thermo Electron Corp. ..........................        1,038,000
                                                                  --------------
                                                                       1,626,242
                                                                  --------------
               ENTERTAINMENT - 1.51%
     269,900   Carnival Corp., Class A.........................       11,909,338
      39,500 * Harrah's Entertainment, Inc. ...................        1,091,188
      95,712   Hasbro, Inc. ...................................        2,063,790

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               ENTERTAINMENT - Continued
     180,787   Mattel, Inc. ...................................   $    2,587,514
     573,800   Time Warner, Inc. ..............................       35,396,288
     892,456   Walt Disney Co. ................................       24,877,211
                                                                  --------------
                                                                      77,925,329
                                                                  --------------
               FINANCE COMPANIES - 0.36%
     312,000   Associates First Capital Corp. .................       10,374,000
     210,565   Household International, Inc. ..................        8,330,477
                                                                  --------------
                                                                      18,704,477
                                                                  --------------
               FINANCIAL SERVICES - 0.70%
     204,400   American Express Co. ...........................       30,928,275
      49,500   Countrywide Credit Industries, Inc. ............        1,392,188
      43,300   H & R Block, Inc. ..............................        1,861,900
      53,800   T. Rowe Price Associates, Inc. .................        1,936,800
                                                                  --------------
                                                                      36,119,163
                                                                  --------------
               FOODS - 1.34%
     284,183   Archer Daniels Midland Co. .....................        3,534,526
     130,600   BestFoods.......................................        7,158,513
     185,300   Campbell Soup Co. ..............................        8,269,013
     208,200   ConAgra, Inc. ..................................        5,022,825
     135,200   General Mills, Inc. ............................        5,095,350
     180,150   H J Heinz Co. ..................................        7,543,781
      48,900   Hershey Foods Corp. ............................        2,402,212
     166,800   Kellogg Co. ....................................        5,650,350
     142,600   Nabisco Group Holdings Corp. ...................        1,648,813
      59,100   Quaker Oats Co. ................................        3,856,275
     142,800   Ralston-Ralston Purina Group....................        4,239,375
     396,000   Sara Lee Corp. .................................        9,603,000
      60,700   Wm. Wrigley Jr. Co. ............................        5,049,480
                                                                  --------------
                                                                      69,073,513
                                                                  --------------
               FOOTWEAR - 0.12%
     132,100   NIKE, Inc., Class B.............................        6,076,600
      23,000 * Reebok International, Ltd. .....................          207,000
                                                                  --------------
                                                                       6,283,600
                                                                  --------------
               FREIGHT - 0.12%
     128,420 * FDX Corp. ......................................        5,417,719
      34,700   Ryder System, Inc. .............................          782,919
                                                                  --------------
                                                                       6,200,638
                                                                  --------------

--------------------------------------------------------------------------------

 6                                   November 30, 1999 (Unaudited)
                          STOCK INDEX FUND - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               FUNERAL SERVICES - 0.02%
     119,400   Service Corp. International.....................   $      902,963
                                                                  --------------
               GOLD MINING - 0.12%
     187,600   Barrick Gold Corp. .............................        3,376,800
     193,700   Homestake Mining Co. ...........................        1,598,025
      93,800   Placer Dome, Inc. ..............................        1,066,975
                                                                  --------------
                                                                       6,041,800
                                                                  --------------
               GOVERNMENT SPONSORED - 0.95%
     305,400   Federal Home Loan Mortgage Corp. ...............       15,079,125
     456,400   Federal National
               Mortgage Association............................       30,407,650
      71,900   SLM Holding Corp. ..............................        3,563,544
                                                                  --------------
                                                                      49,050,319
                                                                  --------------
               HARDWARE & TOOLS - 0.07%
      41,100   Black & Decker Corp. ...........................        1,844,362
      25,850   Snap-on, Inc. ..................................          781,963
      38,600   Stanley Works...................................        1,201,425
                                                                  --------------
                                                                       3,827,750
                                                                  --------------
               HEALTHCARE - 0.43%
     116,100   Cardinal Health, Inc. ..........................        6,073,481
      51,400 * HCR Manor Care, Inc. ...........................        1,031,213
     186,100 * HealthSouth Corp. ..............................        1,058,444
      71,400 * Humana, Inc. ...................................          499,800
     155,200   IMS Health, Inc. ...............................        3,656,900
     123,276   McKesson HBOC, Inc. ............................        2,881,577
      51,600 * Quintiles Transnational Corp. ..................        1,138,425
      82,500   United HealthCare Corp. ........................        4,284,843
      28,800 * Wellpoint Health Networks, Inc. ................        1,657,800
                                                                  --------------
                                                                      22,282,483
                                                                  --------------
               HEAVY DUTY TRUCKS/PARTS - 0.16%
      17,300   Cummins Engine Co., Inc. .......................          700,650
      72,888   Dana Corp. .....................................        2,022,642
      39,700   Eaton Corp. ....................................        3,074,269
      29,010 * Navistar International Corp. ...................        1,078,809
      37,810   PACCAR, Inc. ...................................        1,554,936
                                                                  --------------
                                                                       8,431,306
                                                                  --------------
               HOME BUILDERS - 0.03%
      25,900   Centex Corp. ...................................          615,125
      18,256   Kaufman & Broad Home Corp. .....................          403,914
      15,800   Pulte Corp. ....................................          316,988
                                                                  --------------
                                                                       1,336,027
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               HOSPITAL MANAGEMENT - 0.20%
     249,484   Columbia/HCA Healthcare Corp. ..................   $    6,798,438
      12,500   Shared Medical Systems Corp. ...................          546,875
     126,600 * Tenet Healthcare Corp. .........................        2,824,763
                                                                  --------------
                                                                      10,170,076
                                                                  --------------
               HOSPITAL SUPPLIES - 2.48%
     655,400   Abbott Laboratories.............................       24,905,200
     126,600   Baxter International, Inc. .....................        8,553,413
     109,700   Becton, Dickinson and Co. ......................        2,989,325
      60,600   Biomet, Inc. ...................................        1,920,263
     168,654 * Boston Scientific Corp. ........................        3,562,816
      23,600   C. R. Bard, Inc. ...............................        1,281,775
     607,400   Johnson & Johnson...............................       63,017,750
      30,900   Mallinckrodt, Inc. .............................        1,027,425
     507,200   Medtronic, Inc. ................................       19,717,400
      36,733 * St Jude Medical, Inc. ..........................          975,720
                                                                  --------------
                                                                     127,951,087
                                                                  --------------
               HOUSEHOLD PRODUCTS - 2.33%
      60,000 * Bed Bath & Beyond, Inc. ........................        1,875,000
     101,800   Clorox Co. .....................................        4,536,462
     254,400   Colgate-Palmolive Co. ..........................       13,960,200
     185,200   Minnesota Mining &
               Manufacturing Co. (3M) .........................       17,698,175
     123,777   Newell Rubbermaid, Inc. ........................        4,061,433
     594,552   Procter & Gamble Co. ...........................       64,211,616
      35,300   Tupperware Corp. ...............................          628,781
     246,071   Unilever NV - ADR...............................       13,395,490
                                                                  --------------
                                                                     120,367,157
                                                                  --------------
               INFORMATION PROCESSING - 0.13%
      30,800 * Comverse Technology, Inc. ......................        3,722,950
     138,000 * Parametric Technology Corp. ....................        3,130,875
                                                                  --------------
                                                                       6,853,825
                                                                  --------------
               INFORMATION PROCESSING -
               BUSINESS SOFTWARE - 5.07%
      91,300 * BMC Software, Inc. .............................        6,647,780
      36,000   Citrix Systems, Inc. ...........................        3,415,500
   2,263,300 * Microsoft Corp. ................................      206,066,392
     643,530 * Oracle Corp. ...................................       43,639,378
      98,800 * Peoplesoft, Inc. ...............................        1,858,675
                                                                  --------------
                                                                     261,627,725
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               INFORMATION PROCESSING -
               COMPUTER HARDWARE
               SYSTEMS - 2.62%
      44,500 * Adaptec, Inc. ..................................   $    2,397,438
      63,600 * Apple Computer, Inc. ...........................        6,224,850
     724,549   Compaq Computer Corp. ..........................       17,706,165
   1,130,800 * Dell Computer Corp. ............................       48,624,400
     125,800 * Gateway, Inc. ..................................        9,607,975
      56,900 * Lexmark International Group, Inc. ..............        4,722,700
      86,200 * Silicon Graphics, Inc. .........................          813,513
     340,200 * Sun Microsystems, Inc. .........................       44,991,450
                                                                  --------------
                                                                     135,088,491
                                                                  --------------
               INFORMATION PROCESSING -
               COMPUTER SERVICES - 2.19%
     960,400 * America Online, Inc. ...........................       69,809,075
     273,600   Automatic Data Processing, Inc. ................       13,509,000
      55,604 * Ceridian Corp. .................................        1,202,437
     228,000   Electronic Data Systems Corp. ..................       14,663,250
     198,254   First Data Corp. ...............................        8,574,486
     124,350   Paychex, Inc. ..................................        4,966,228
                                                                  --------------
                                                                     112,724,476
                                                                  --------------
               INFORMATION PROCESSING -
               DATA SERVICES - 4.69%
           1 * ACNielsen Corp. ................................               25
      52,800   Adobe Systems, Inc. ............................        3,626,700
      25,800   Autodesk, Inc. .................................          756,263
     315,409 * Cendant Corp. ..................................        5,223,961
     229,330   Computer Associates
               International, Inc. ............................       14,906,450
      69,700 * Computer Sciences Corp. ........................        4,547,925
     159,500 * Compuware Corp. ................................        5,393,094
     456,000 * EMC Corp. ......................................       38,104,500
     449,900   Hewlett Packard Co. ............................       42,684,263
      55,300   Honeywell, Inc. ................................        6,190,144
     797,100   International Business Machines.................       82,151,119
      38,300 * Network Appliance, Inc. ........................        4,507,431
     146,500 * Novell, Inc. ...................................        2,865,906
     130,000   Pitney Bowes, Inc. .............................        6,231,875
      99,400 * Seagate Technology, Inc. .......................        3,677,800
     109,300 * Solectron Corp. ................................        9,003,587
     111,200 * Unisys Corp. ...................................        3,197,000
     316,800   Xerox Corp. ....................................        8,573,400
                                                                  --------------
                                                                     241,641,443
                                                                  --------------

--------------------------------------------------------------------------------

 November 30, 1999 (Unaudited)                                   7
                          STOCK INDEX FUND - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               INFORMATION PROCESSING - NETWORKING - 2.67%
     158,900 * 3Com Corp. .....................................   $    6,326,206
   1,422,650 * Cisco Systems, Inc. ............................      126,882,597
      64,700 * General Insturment Corp. .......................        4,237,850
                                                                  --------------
                                                                     137,446,653
                                                                  --------------
               INSURANCE - CASUALTY- 0.22%
      77,200   Chubb Corp. ....................................        4,135,025
      31,600   Progressive Corp. ..............................        2,545,774
      59,200   SAFECO Corp. ...................................        1,402,300
     101,042   St. Paul Companies, Inc. .......................        3,050,205
                                                                  --------------
                                                                      11,133,304
                                                                  --------------
               INSURANCE - LIFE - 0.41%
      86,892   Aetna, Inc. ....................................        4,746,476
     179,788   Conseco, Inc. ..................................        3,640,707
      75,812   Jefferson-Pilot Corp. ..........................        5,145,740
     131,700   Lincoln National Corp. .........................        5,490,244
      70,500   Torchmark Corp. ................................        2,238,375
                                                                  --------------
                                                                      21,261,542
                                                                  --------------
               INSURANCE - MISCELLANEOUS - 0.10%
      44,300   MBIA, Inc. .....................................        2,215,000
      51,200   MGIC Investment Corp. ..........................        2,892,800
                                                                  --------------
                                                                       5,107,800
                                                                  --------------
               INSURANCE - MULTILINE - 2.28%
     116,500   AFLAC, Inc. ....................................        5,577,437
     357,140   Allstate Corp. .................................        9,352,603
     685,273   American International Group, Inc. .............       70,754,437
     103,050   Aon Corp. ......................................        3,677,597
     107,000   CIGNA Corp. ....................................        8,800,750
      58,200   Cincinnati Financial Corp. .....................        1,949,700
     101,500   Hartford Financial Services Group, Inc. ........        4,738,781
     115,550   Marsh & McLennan
               Companies, Inc. ................................        9,085,119
     103,593   UnumProvident Corp. ............................        3,373,247
                                                                  --------------
                                                                     117,309,671
                                                                  --------------
               LEISURE TIME - 0.04%
      40,100   Brunswick Corp. ................................          874,681
      87,300 * Mirage Resorts, Inc. ...........................        1,118,531
                                                                  --------------
                                                                       1,993,212
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               LODGING - 0.11%
     157,500   Hilton Hotels Corp. ............................   $    1,584,865
     130,400   Marriott International, Inc. ...................        4,246,150
                                                                  --------------
                                                                       5,831,015
                                                                  --------------
               MACHINE TOOLS - 0.00%
       7,600   Milacron, Inc. .................................          110,675
                                                                  --------------
               MACHINERY - AGRICULTURE - 0.09%
     104,400   Deere & Co. ....................................        4,482,675
                                                                  --------------
               MACHINERY - CONSTRUCTION & CONTRACTS - 0.17%
     157,100   Caterpillar, Inc. ..............................        7,285,513
      33,200   Fluor Corp. ....................................        1,396,475
      23,700   Foster Wheeler Corp. ...........................          241,444
                                                                  --------------
                                                                       8,923,432
                                                                  --------------
               MACHINERY -
               INDUSTRIAL/SPECIALTY - 0.46%
      14,600   Briggs & Stratton Corp. ........................          780,188
      40,901   Cooper Industries, Inc. ........................        1,756,187
      96,800   Dover Corp. ....................................        4,198,700
     121,400   Illinois Tool Works, Inc. ......................        7,860,650
      73,700   Ingersoll-Rand Co. .............................        3,569,844
      33,600   Johnson Controls, Inc. .........................        1,831,200
      54,233   Pall Corp. .....................................        1,271,086
      47,575   Parker Hannifin Corp. ..........................        2,238,997
      18,200   Timken Co. .....................................          348,075
                                                                  --------------
                                                                      23,854,927
                                                                  --------------
               MEDICAL TECHNOLOGY - 0.20%
     130,800 * Guidant Corp. ..................................        6,540,000
      43,400   PE Corp - PE Biosystems Group...................        3,542,525
                                                                  --------------
                                                                      10,082,525
                                                                  --------------
               MERCHANDISE - DRUG - 0.39%
     167,300   CVS Corp. ......................................        6,639,719
      16,900   Longs Drug Stores Corp. ........................          424,613
     113,700   Rite Aid Corp. .................................          859,856
     419,200   Walgreen Co. ...................................       12,209,200
                                                                  --------------
                                                                      20,133,388
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               MERCHANDISE - SPECIALTY - 2.44%
      41,000   American Greetings Corp., Class A...............   $      966,063
      89,500 * Best Buy Co., Inc. .............................        5,593,750
      91,000   Circuit City Stores, Inc. ......................        4,413,500
      55,500 * Consolidated Stores Corp. ......................          874,125
     101,322 * Costco Wholesale Corp. .........................        9,289,961
      96,050   Dollar General Corp. ...........................        2,353,225
      86,700   Fortune Brands, Inc. ...........................        2,964,056
     376,275   Gap, Inc. ......................................       15,239,137
     667,700   Home Depot, Inc. ...............................       52,790,031
      69,900   Ikon Office Solutions, Inc. ....................          467,456
      26,073   Jostens, Inc. ..................................          479,091
      69,200 * Kohl's Corp. ...................................        4,995,375
      90,206   Limited, Inc. ..................................        3,828,117
      62,400   Nordstrom, Inc. ................................        1,735,500
     160,400 * Office Depot, Inc. .............................        1,784,450
     238,500 * Staples, Inc. ..................................        5,604,750
      85,800   Tandy Corp. ....................................        6,574,425
     130,700   TJX Companies, Inc. ............................        3,422,706
     129,125 * Toys "R' Us, Inc. ..............................        2,259,688
                                                                  --------------
                                                                     125,635,406
                                                                  --------------
               MERCHANDISING -
               DEPARTMENT - 0.47%
     192,400   Dayton Hudson Corp. ............................       13,576,224
      46,400   Dillards, Inc., Class A.........................          875,800
      95,300 * Federated Department Stores, Inc. ..............        4,485,056
     151,950   May Department Stores Co. ......................        5,109,319
                                                                  --------------
                                                                      24,046,399
                                                                  --------------
               MERCHANDISING - FOOD - 0.60%
     188,396   Abertsons, Inc. ................................        6,016,897
      16,600   Great Atlantic & Pacific Tea
               Co., Inc. ......................................          422,263
     367,800 * Kroger Co. .....................................        7,838,738
     237,500 * Safeway, Inc. ..................................        8,757,813
      47,800   Supervalu, Inc. ................................          929,113
     144,700   SYSCO Corp. ....................................        5,507,644
      52,000   Winn-Dixie Stores, Inc. ........................        1,361,750
                                                                  --------------
                                                                      30,834,218
                                                                  --------------

--------------------------------------------------------------------------------

 8                                   November 30, 1999 (Unaudited)
                          STOCK INDEX FUND - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               MERCHANDISING - MASS - 2.40%
     117,300   J.C. Penney Co., Inc. ..........................   $    2,617,255
     214,000 * KMart Corp. ....................................        2,126,625
     176,600   Sears Roebuck and Co. ..........................        6,037,513
   1,959,400   Wal-Mart Stores, Inc. ..........................      112,910,425
                                                                  --------------
                                                                     123,691,818
                                                                  --------------
               METALS - ALUMINUM - 0.31%
      99,000   Alcan Aluminium, Ltd. ..........................        3,366,000
     161,200   Alcoa, Inc. ....................................       10,558,600
      33,100   Reynolds Metals Co. ............................        2,070,819
                                                                  --------------
                                                                      15,995,419
                                                                  --------------
               METALS - COPPER - 0.07%
      72,531   Newmont Mining Corp. ...........................        1,718,077
      33,945   Phelps Dodge Corp. .............................        1,765,140
                                                                  --------------
                                                                       3,483,217
                                                                  --------------
               METALS - MISCELLANEOUS - 0.06%
      56,775   Engelhard Corp. ................................          954,530
      50,500 * Freeport-McMoRan Copper & Gold, Inc., Class B...          798,531
      73,100 * Inco, Ltd. .....................................        1,343,213
                                                                  --------------
                                                                       3,096,274
                                                                  --------------
               METALS - STEEL - 0.10%
      72,625   Allegheny Technologies, Inc. ...................          914,621
      49,700 * Bethlehem Steel Corp. ..........................          310,625
      38,300   Nucor Corp. ....................................        1,931,755
      46,820   USX-US Steel Group, Inc. .......................        1,185,131
      40,225   Worthington Industries, Inc. ...................          643,600
                                                                  --------------
                                                                       4,985,732
                                                                  --------------
               MISCELLANEOUS - 0.09%
     105,400   BBT Corp. ......................................        3,385,975
      59,500   Equifax, Inc. ..................................        1,472,625
                                                                  --------------
                                                                       4,858,600
                                                                  --------------
               MOBILE HOMES - 0.01%
      14,600   Fleetwood Enterprises, Inc. ....................          306,600
                                                                  --------------
               NATURAL GAS - DIVERSIFIED - 0.14%
      96,800   Coastal Corp. ..................................        3,412,200
      97,600   El Paso Energy Corp. ...........................        3,757,600
                                                                  --------------
                                                                       7,169,800
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               OIL - INTEGRATED DOMESTIC - 0.89%
      54,800   Amerada Hess Corp. .............................   $    3,174,975
      27,400   Ashland Oil, Inc. ..............................          924,750
     140,800   Atlantic Richfield Co. .........................       13,569,600
      95,567   Burlington Resources, Inc. .....................        3,213,440
     293,529   Conoco, Inc., Class B...........................        7,686,793
      39,229   Kerr-McGee Corp. ...............................        2,245,860
     160,700   Occidental Petroleum Corp. .....................        3,525,356
     101,300   Phillips Petroleum Co. .........................        4,843,406
     106,300   Unocal Corp. ...................................        3,527,831
     115,600   USX-Marathon Group..............................        3,056,175
                                                                  --------------
                                                                      45,768,186
                                                                  --------------
               OIL -
               INTEGRATED INTERNATIONAL - 4.16%
     281,600   Chevron Corp. ..................................       24,939,200
   1,066,500   Exxon Mobil Corp. ..............................       84,586,780
     351,600   Mobil Corp. ....................................       36,676,275
     929,300   Royal Dutch Petroleum Co. ......................       53,899,400
     235,600   Texaco, Inc. ...................................       14,356,875
                                                                  --------------
                                                                     214,458,530
                                                                  --------------
               OIL - SERVICES - 0.51%
     150,060   Baker Hughes, Inc. .............................        3,789,017
     204,400   Halliburton Co. ................................        7,907,725
      28,100   McDermott International, Inc. ..................          240,606
      35,500 * Rowan Companies, Inc. ..........................          607,938
     232,700   Schlumberger, Ltd. .............................       13,976,544
                                                                  --------------
                                                                      26,521,830
                                                                  --------------
               OIL/GAS PRODUCERS - 0.12%
      70,300   Anadarko Petroleum Corp. .......................        2,117,788
      37,700   Apache Corp. ...................................        1,350,131
      21,400   Helmerich & Payne, Inc. ........................          484,175
      38,716   Sunoco, Inc. ...................................          989,678
     112,942   Union Pacific Resources
               Group, Inc. ....................................        1,475,305
                                                                  --------------
                                                                       6,417,077
                                                                  --------------
               PAPER/FOREST PRODUCTS - 0.95%
      53,700   Avery Dennison Corp. ...........................        3,188,438
      24,366   Boise Cascade Corp. ............................          843,673
      46,800   Champion International Corp. ...................        2,594,475

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               PAPER/FOREST PRODUCTS - Continued
      95,900   Fort James Corp. ...............................   $    2,757,125
      76,400   Georgia-Pacific Corp. ..........................        3,041,675
     180,768   International Paper Co. ........................        9,433,830
     235,232   Kimberly-Clark Corp. ...........................       15,025,444
      53,800   Louisiana Pacific Corp. ........................          659,050
      44,200   Mead Corp. .....................................        1,577,388
      14,000   Potlatch Corp. .................................          566,125
      32,750   Westvaco Corp. .................................          988,641
     110,300   Weyerhaeuser Co. ...............................        6,755,875
      39,700   Willamette Industries, Inc. ....................        1,642,588
                                                                  --------------
                                                                      49,074,327
                                                                  --------------
               PHOTOGRAPHY - 0.18%
     141,250   Eastman Kodak Co. ..............................        8,739,844
      19,100   Polaroid Corp. .................................          367,675
                                                                  --------------
                                                                       9,107,519
                                                                  --------------
               POLLUTION CONTROL - 0.10%
      75,800 * Allied Waste Industries, Inc. ..................          615,875
     103,500   Laidlaw, Inc. ..................................          633,938
     253,750   Waste Management, Inc. .........................        4,123,438
                                                                  --------------
                                                                       5,373,251
                                                                  --------------
               PUBLISHING - NEWS - 0.44%
      35,900   Dow Jones & Co., Inc. ..........................        2,176,438
     122,700   Gannett Co., Inc. ..............................        8,780,719
      34,000   Knight-Ridder, Inc. ............................        1,855,125
      79,300   New York Times Co., Class A.....................        3,048,094
      26,032   Times Mirror Co. ...............................        1,680,691
     104,000   Tribune Co. ....................................        4,998,500
                                                                  --------------
                                                                      22,539,567
                                                                  --------------
               PUBLISHING/PRINTING - 0.21%
      44,500   Deluxe Corp. ...................................        1,165,344
      75,200   Dun & Bradstreet Corp. .........................        2,030,400
      21,317   Harcourt General, Inc. .........................          706,126
      95,000   McGraw-Hill, Inc. ..............................        5,385,313
      59,800   R. R. Donnelley and Sons Co. ...................        1,435,200
                                                                  --------------
                                                                      10,722,383
                                                                  --------------

--------------------------------------------------------------------------------

 November 30, 1999 (Unaudited)                                   9
                          STOCK INDEX FUND - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               RAILROAD - 0.41%
     206,351   Burlington Northern Santa Fe Corp. .............   $    5,984,178
     105,300   CSX Corp. ......................................        3,744,731
      47,600   Kansas City Southern Industries, Inc. ..........        2,835,175
     164,700   Norfolk Southern Corp. .........................        3,520,463
     107,300   Union Pacific Corp. ............................        5,049,806
                                                                  --------------
                                                                      21,134,353
                                                                  --------------
               RESTAURANTS - 0.62%
      69,600   Darden Restaurants, Inc. .......................        1,239,750
     593,200   McDonald's Corp. ...............................       26,694,000
      66,220 * Tricon Global Restaurants, Inc. ................        2,748,130
      55,800   Wendy's International, Inc. ....................        1,231,088
                                                                  --------------
                                                                      31,912,968
                                                                  --------------
               SAVINGS & LOAN - 0.20%
      24,600   Golden West Financial Corp. ....................        2,483,063
     261,943   Washington Mutual, Inc. ........................        7,596,347
                                                                  --------------
                                                                      10,079,410
                                                                  --------------
               SECURITIES RELATED - 1.32%
      51,854   Bear Stearns Co., Inc. .........................        2,116,302
     356,950   Charles Schwab Corp. ...........................       13,541,791
     109,800   Franklin Resources, Inc. .......................        3,451,838
      53,500   Lehman Brothers Holdings, Inc. .................        4,086,063
     150,300   Merrill Lynch & Co., Inc. ......................       12,117,938
     250,801   Morgan Stanley Dean Witter & Co. ...............       30,252,873
      62,300   Paine Webber Group, Inc. .......................        2,441,381
                                                                  --------------
                                                                      68,008,186
                                                                  --------------
               SEMICONDUCTOR EQUIPMENT - 0.37%
     160,200 * Applied Materials, Inc. ........................       15,609,488
      41,500 * KLA-Tencor Corp. ...............................        3,509,344
                                                                  --------------
                                                                      19,118,832
                                                                  --------------
               SEMICONDUCTORS - 4.02%
      62,100 * Advanced Micro Devices, Inc. ...................        1,754,325
      76,600 * Analog Devices, Inc. ...........................        4,399,713
   1,461,400   Intel Corp. ....................................      112,071,113
      56,700 * LSI Logic Corp. ................................        3,426,806
     104,900 * Micron Technology, Inc. ........................        7,041,413
     265,600   Motorola, Inc. .................................       30,344,800
      72,700 * National Semiconductor Corp. ...................        3,089,750
      95,400   Rockwell International Corp. ...................        4,734,225

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               SEMICONDUCTORS - Continued
     353,400   Texas Instruments, Inc. ........................   $   33,948,488
      70,300 * Xilinx, Inc. ...................................        6,291,850
                                                                  --------------
                                                                     207,102,483
                                                                  --------------
               TELECOMMUNICATIONS - 7.23%
      64,800 * ADC Communications, Inc. .......................        3,454,650
     117,500   ALLTEL Corp. ...................................       10,163,750
      33,235 * Andrew Corp. ...................................          463,213
   1,397,885   AT&T Corp. .....................................       78,106,824
      61,150   CenturyTel, Inc. ...............................        2,812,900
     338,985 * Global Crossing, Ltd. ..........................       14,788,221
   1,339,960   Lucent Technologies, Inc. ......................       97,900,828
     817,711 * MCI Worldcom, Inc. .............................       67,614,478
     144,800 * Nextel Communications, Inc., Class A............       14,353,300
     600,880   Nortel Networks Corp. ..........................       44,465,120
      68,700 * QUALCOMM, Inc. .................................       24,890,869
      32,900   Scientific-Atlanta, Inc. .......................        1,918,481
     181,800 * Tellabs, Inc. ..................................       11,794,275
                                                                  --------------
                                                                     372,726,909
                                                                  --------------
               TEXTILE - PRODUCTS - 0.03%
      22,500   Russell Corp. ..................................          293,906
      49,300   V. F. Corp. ....................................        1,472,838
                                                                  --------------
                                                                       1,766,744
                                                                  --------------
               TOBACCO - 0.59%
   1,057,700   Philip Morris Companies, Inc. ..................       27,830,731
      93,000   UST, Inc. ......................................        2,476,125
                                                                  --------------
                                                                      30,306,856
                                                                  --------------
               UTILITIES - COMMUNICATION - 4.56%
     681,910   Bell Atlantic Corp. ............................       43,173,427
     832,100   BellSouth Corp. ................................       38,432,619
     426,800   GTE Corp. ......................................       31,156,400
   1,512,822   SBC Communications, Inc. .......................       78,572,193
     375,600   Sprint Corp. ...................................       26,057,250
     193,200 * Sprint Corp. (PCS Group)........................       17,726,100
                                                                  --------------
                                                                     235,117,989
                                                                  --------------
               UTILITIES - ELECTRIC - 1.73%
      88,900 * AES Corp. ......................................        5,150,644
      49,700   Ameren Corp. ...................................        1,720,863
      99,200   American Electric Power, Inc. ..................        3,112,400
      60,400   Carolina Power & Light Co. .....................        1,819,550
     116,700   Central & South West Corp. .....................        2,334,000
      85,264   Cinergy Corp. ..................................        2,158,245

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               UTILITIES - ELECTRIC - Continued
      49,400   CMS Energy Corp. ...............................   $    1,642,550
     103,000   Consolidated Edison, Inc. ......................        3,553,500
      58,700   Constellation Energy Group, Inc. ...............        1,727,981
      85,250   Dominion Resources, Inc. .......................        3,868,219
      63,000   DTE Energy Co. .................................        2,082,938
     164,751   Duke Energy Corp. ..............................        8,350,816
     154,600   Edison International, Inc. .....................        4,096,900
     133,000   Entergy Corp. ..................................        3,665,813
      82,300   FirstEnergy Corp. ..............................        1,918,619
      44,700   Florida Progress Corp. .........................        1,910,925
      80,700   FPL Group, Inc. ................................        3,530,625
      34,300   GPU, Inc. ......................................        1,097,600
      44,900   New Century Energies, Inc. .....................        1,411,544
      37,500 * Niagara Mohawk Holdings, Inc. ..................          562,500
      52,000   Northern States Power Co. ......................        1,062,750
      92,700   Peco Energy Co. ................................        3,053,306
     211,800   PG&E Corp. .....................................        4,739,025
      37,200   Pinnacle West Capital Corp. ....................        1,234,575
      49,564   PP&L Resources, Inc. ...........................        1,143,070
      97,650   Public Service Enterprise
               Group, Inc. ....................................        3,417,750
     143,179   Reliant Energy, Inc. ...........................        3,552,629
     306,200   Southern Co. ...................................        7,157,425
     137,820   Texas Utilities Co. ............................        4,935,679
      95,100   Unicom Corp. ...................................        3,037,256
                                                                  --------------
                                                                      89,049,697
                                                                  --------------
               UTILITIES -
               GAS, DISTRIBUTION - 0.05%
      23,700   NICOR, Inc. ....................................          822,094
      67,100   Tosco Corp. ....................................        1,815,894
                                                                  --------------
                                                                       2,637,988
                                                                  --------------
               UTILITIES - GAS, PIPELINE - 0.51%
      42,000   Columbia Energy Group...........................        2,635,500
      43,600   Consolidated Natural Gas Co. ...................        2,795,850
     299,200   Enron Corp. ....................................       11,388,300
      13,900   ONEOK, Inc. ....................................          374,431
      15,500   Peoples Energy Corp. ...........................          569,625
      94,262   Sempra Energy...................................        1,743,847
     196,500   Williams Companies, Inc. .......................        6,631,875
                                                                  --------------
                                                                      26,139,428
                                                                  --------------
               TOTAL COMMON STOCK
               (Cost $2,366,455,645)...........................    5,077,461,384
                                                                  --------------

--------------------------------------------------------------------------------

 10                                  November 30, 1999 (Unaudited)
                          STOCK INDEX FUND - CONTINUED

     PAR
    VALUE                                                          MARKET VALUE

--------------------------------------------------------------------------------
             CORPORATE SHORT TERM COMMERCIAL PAPER - 1.40%
             COSMETICS/TOILETRIES - 0.16%
 $ 8,000,000 Gillette Co.,
             5.45% due 12/02/99................................   $    7,998,787
                                                                  --------------
             FINANCE COMPANIES - 0.18%
  10,000,000 GTE Funding Corp.,
             5.70% due 12/03/99................................        9,996,832
                                                                  --------------
             FINANCIAL SERVICES - 0.06%
   3,144,000 Textron Financial Corp.,
             5.62% due 12/09/99................................        3,140,070
                                                                  --------------
             HEALTHCARE - 0.31%
  15,732,000 Cardinal Health, Inc.,
             5.70% due 12/01/99................................       15,732,000
                                                                  --------------
             INSURANCE - MULTILINE - 0.14%
   7,000,000 Aon Corp.,
             5.55% due 12/13/99................................        6,987,022
                                                                  --------------
             MISCELLANEOUS - 0.20%
  10,190,000 CVS Corp.,
             5.70% due 12/09/99................................       10,177,091
                                                                  --------------
             SECURITIES RELATED - 0.20%
  10,153,000 Merrill Lynch & Co.,
             5.65% due 12/02/99................................       10,151,406
                                                                  --------------
             UTILITIES - ELECTRIC - 0.15%
             OGE Energy Corp.:
   4,200,000 5.78% due 12/02/99................................        4,199,325
   4,042,000 5.75% due 12/07/99................................        4,038,126
                                                                  --------------
                                                                       8,237,451
                                                                  --------------
             TOTAL CORPORATE SHORT TERM COMMERCIAL PAPER
             (Cost $72,420,659)................................       72,420,659
                                                                  --------------


SEE NOTES TO FINANCIAL STATEMENTS.

     PAR
    VALUE                                                          MARKET VALUE

--------------------------------------------------------------------------------
             UNITED STATES GOVERNMENT - SHORT TERM - 0.09%
             U. S. TREASURY BILLS - 0.09%
             United States Treasury Bills:
 $   200,000 5.28% due 01/13/00................................   $      198,738
     100,000 5.20% due 01/13/00................................           99,378
      25,000 4.64% due 01/06/00................................           24,884
   2,000,000 4.51% due 12/09/99................................        1,997,984
     125,000 4.50% due 12/09/99................................          124,874
   2,100,000 4.44% due 12/09/99................................        2,097,918
     250,000 4.43% due 12/09/99................................          249,752
                                                                  --------------
                                                                       4,793,528
                                                                  --------------
             TOTAL UNITED STATES GOVERNMENT -
             SHORT TERM
             (Cost $4,793,528).................................        4,793,528
                                                                  --------------
             TOTAL INVESTMENTS
             (Cost $2,443,669,832) - 99.99%....................   $5,154,675,571
                                                                  --------------
             * Non-income producing

                                                                   UNREALIZED
 CONTRACTS                                                        APPRECIATION
-------------------------------------------------------------------------------
              FUTURES CONTRACTS PURCHASED(1)
    223(2)    (Delivery month/Value at 11/30/99) S&P 500 Index
              Futures (December/$1,391.50)....................   $    3,422,517
                                                                 --------------

(1) U.S. Treasury Bills with a market value of approximately $4,181,250 were maintained in a segregated account with a portion placed as collateral for futures contracts.
(2) Per 250.

-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
ASSETS:
Investments, at market (Cost $2,443,669,832).................... $5,154,675,571
Receivables for:
 Investments sold...............................................      2,719,974
 Fund shares sold...............................................        217,317
 Dividends and interest.........................................      6,593,618
Other assets....................................................        347,512
                                                                 --------------
TOTAL ASSETS....................................................  5,164,553,992
                                                                 --------------
LIABILITIES:
Payable for:
 Investments purchased..........................................      6,939,630
 Capital stock reacquired.......................................        243,036
Payable to affiliates:
 Advisory fees..................................................      1,097,406
 Accounting services............................................        135,322
Accrued expenses and other liabilities..........................        723,163
                                                                 --------------
TOTAL LIABILITIES...............................................      9,138,557
                                                                 --------------
NET ASSETS...................................................... $5,155,415,435
                                                                 --------------

--------------------------------------------------------------------------------

NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share, 1,000,000,000 shares authorized,
121,674,817 shares outstanding................................ $    1,216,748
Additional paid in capital....................................  2,347,013,289
Undistributed net realized gain on securities.................     91,934,165
Undistributed net investment income...........................        822,977
Unrealized appreciation of:
 Investments................................... $2,711,005,739
 Futures.......................................      3,422,517  2,714,428,256
                                                -------------- --------------
NET ASSETS APPLICABLE
TO SHARES OUTSTANDING......................................... $5,155,415,435
                                                               --------------

--------------------------------------------------------------------------------

                    STOCK INDEX FUND (Unaudited) - CONTINUED    11

STATEMENT OF OPERATIONS
For the Six Months Ended November 30, 1999

INVESTMENT INCOME:
Dividends........................................................  $ 30,649,924
Interest.........................................................     2,097,529
                                                                   ------------
 Total investment income.........................................    32,747,453
                                                                   ------------
EXPENSES:
Advisory fees....................................................     6,348,263
Custodian fees...................................................       128,898
Registration and filing fees.....................................         5,460
Audit fees and tax services......................................        43,929
Accounting services..............................................       731,792
Directors' fees and expenses.....................................        34,968
Report to shareholders...........................................       170,013
Miscellaneous....................................................        59,624
                                                                   ------------
 Total expenses..................................................     7,522,947
                                                                   ------------
NET INVESTMENT INCOME............................................    25,224,506
                                                                   ------------
REALIZED AND UNREALIZED GAIN ON SECURITIES:
Net realized gain on securities:
 Investments........................................  $ 47,088,555
 Futures contracts..................................       798,218   47,886,773
                                                      ------------
Net unrealized appreciation of securities during the
period:
 Investments........................................   263,385,673
 Futures contracts..................................     4,803,747  268,189,420
                                                      ------------ ------------
  Net realized and unrealized gain on securities
  during the period..............................................   316,076,193
                                                                   ------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.................  $341,300,699
                                                                   ------------


SEE NOTES TO FINANCIAL STATEMENTS.
-------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                 For the Six    For the Fiscal
                                                Months Ended      Year Ended
                                              November 30, 1999  May 31, 1999
                                              --------------------------------
                                                                  (audited)
OPERATIONS:
Net investment income.......................   $   25,224,506   $   44,641,864
Net realized gain on securities.............       47,886,773       44,850,173
Net unrealized appreciation of securities
during the period...........................      268,189,420      659,949,205
                                              --------------------------------
 Increase in net assets resulting from
 operations.................................      341,300,699      749,441,242
                                              --------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.......................      (24,219,850)     (45,201,454)
Net realized gain on securities.............                -      (16,018,507)
                                              --------------------------------
 Decrease in net assets resulting from
 distributions to shareholders..............      (24,219,850)     (61,219,961)
                                              --------------------------------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold............      281,260,317      554,346,043
Proceeds from capital stock issued for
distributions reinvested....................       24,219,850       61,219,961
                                              --------------------------------
                                                  305,480,167      615,566,004
Cost of capital stock repurchased...........     (104,773,420)    (148,814,269)
                                              --------------------------------
 Increase in net assets resulting
 from capital stock transactions............      200,706,747      466,751,735
                                              --------------------------------
TOTAL INCREASE IN NET ASSETS................      517,787,596    1,154,973,016
NET ASSETS:
Beginning of year...........................    4,637,627,839    3,482,654,823
                                              --------------------------------
End of period (including undistributed net
investment income of $822,977 and
$(181,679)).................................   $5,155,415,435   $4,637,627,839
                                              --------------------------------
CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold................        6,922,953       14,885,043
Shares issued for distributions reinvested..          593,312        1,671,194
Shares of capital stock repurchased.........       (2,572,035)      (4,159,197)
                                              --------------------------------
 Increase in shares outstanding.............        4,944,230       12,397,040
Shares outstanding:
 Beginning of year..........................      116,730,587      104,333,547
                                              --------------------------------
 End of period..............................      121,674,817      116,730,587
                                              --------------------------------

--------------------------------------------------------------------------------

 12                                  November 30, 1999 (Unaudited)
                               MIDCAP INDEX FUND

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               SCHEDULE OF INVESTMENTS
               COMMON STOCK - 96.21%
               ADVERTISING - 0.50%
      64,700   Harte-Hanks, Inc. ..............................   $    1,338,480
      49,600 * Westwood One, Inc. .............................        2,839,600
                                                                  --------------
                                                                       4,178,080
                                                                  --------------
               AEROSPACE/DEFENSE - 0.75%
      66,800 * SCI Systems, Inc. ..............................        4,534,050
       9,600 * Sequa Corp., Class A............................          534,000
      35,120   Teleflex, Inc. .................................        1,200,665
                                                                  --------------
                                                                       6,268,715
                                                                  --------------
               AIRLINES - 0.11%
      24,421 * Alaska Air Group, Inc. .........................          927,998
                                                                  --------------
               APPAREL & PRODUCTS - 1.76%
      95,700 * Abercrombie and Fitch Co. ......................        3,098,288
      43,300 * American Eagle Outfitters, Inc. ................        1,978,269
     102,806   Cintas Corp. ...................................        4,722,651
      47,271   Claire's Stores, Inc. ..........................        1,025,189
      27,824 * Land's End, Inc. ...............................        1,679,874
      84,600   Ross Stores, Inc. ..............................        1,623,263
      51,500   Warnaco Group, Inc., Class A....................          637,313
                                                                  --------------
                                                                      14,764,847
                                                                  --------------
               APPLIANCES/FURNISHINGS - 0.48%
      47,800 * Furniture Brands International, Inc. ...........          932,100
      55,459   Heilig-Meyers Co. ..............................          201,039
      73,756   Herman Miller, Inc. ............................        1,687,169
      38,101   Lancaster Colony Corp. .........................        1,233,520
                                                                  --------------
                                                                       4,053,828
                                                                  --------------
               AUTO - CARS - 1.16%
     141,240   Harley-Davidson, Inc. ..........................        8,615,640
      64,100   Meritor Automotive, Inc. .......................        1,097,713
                                                                  --------------
                                                                       9,713,353
                                                                  --------------
               AUTO - ORIGINAL EQUIPMENT - 0.99%
      23,925   Arvin Industries, Inc. .........................          635,507
      28,000   Carlisle Companies, Inc. .......................          939,750
      42,736   Donaldson Co., Inc. ............................          964,231
      65,370   Federal-Mogul Corp. ............................        1,458,567
      61,900 * Lear Corp. .....................................        2,046,569
      43,145   Mark IV Industries, Inc. .......................          808,969
      27,328   Modine Manufacturing Co. .......................          772,016
      24,900   Superior Industries International, Inc. ........          667,631
                                                                  --------------
                                                                       8,293,240
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               AUTO - REPLACEMENT PARTS - 0.35%
      29,542   Kaydon Corp. ...................................   $      808,712
      28,900 * SPX Corp. ......................................        2,153,050
                                                                  --------------
                                                                       2,961,762
                                                                  --------------
               BANKS - OTHER - 0.69%
     121,104   First Tennessee National Corp. .................        3,981,293
     202,700   Sovereign Bancorp, Inc. ........................        1,798,962
                                                                  --------------
                                                                       5,780,255
                                                                  --------------
               BANKS - REGIONAL - 6.42%
      58,600   Associated Banc-Corp. ..........................        2,289,063
      36,800   CCB Financial Corp. ............................        1,596,200
      42,255   City National Corp. ............................        1,523,821
     105,300   Compass Bancshares, Inc. .......................        2,671,988
     180,911   First Security Corp. ...........................        5,088,122
      46,462   First Virginia Banks, Inc. .....................        2,108,213
      83,800   FirstMerit Corp. ...............................        2,176,181
     101,400   GreenPoint Financial Corp. .....................        2,566,688
     148,500   Hibernia Corp., Class A.........................        1,884,094
      95,548   Marshall & Ilsley Corp. ........................        6,395,744
      64,134   Mercantile Bankshares Corp. ....................        2,206,611
      97,500   National Commerce Bancorporation................        2,461,874
     126,350   North Fork Bancorporation, Inc. ................        2,542,794
     110,006   Old Kent Financial Corp. .......................        4,462,118
      74,368   Pacific Century Financial Corp. ................        1,459,471
      40,200   Provident Financial Group, Inc. ................        1,585,388
      77,300   TCF Financial Corp. ............................        2,188,556
      35,300   Webster Financial Corp. ........................          939,863
      35,600   Westamerica Bankcorporation.....................        1,119,175
      30,678   Wilmington Trust Corp. .........................        1,545,404
      78,500   Zions Bancorporation............................        5,068,155
                                                                  --------------
                                                                      53,879,523
                                                                  --------------
               BEVERAGE - SOFT DRINKS - 0.22%
     131,400   Whitman Corp. ..................................        1,823,175
                                                                  --------------
               BROADCASTING - 1.97%
     109,656   A.H. Belo Corp. ................................        1,973,808
      31,089 * Chris-Craft Industries, Inc. ...................        2,156,799
      50,300 * Hispanic Broadcasting Corp.,
               Class A.........................................        4,143,463
      94,100 * Univision Communications, Inc. .................        8,233,750
                                                                  --------------
                                                                      16,507,820
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               BUILDING MATERIALS - 1.10%
      35,200   Fastenal Co. ...................................   $    1,355,200
      56,650   Hon Industries, Inc. ...........................        1,225,056
      43,300   Martin Marietta Materials, Inc. ................        1,642,694
     101,656   RPM, Inc. ......................................        1,194,457
      33,200   Southdown, Inc. ................................        1,533,425
      46,100   USG Corp. ......................................        2,287,712
                                                                  --------------
                                                                       9,238,544
                                                                  --------------
               CHEMICAL - MAJOR - 0.40%
      43,545   Albemarle Corp. ................................          843,684
      24,700   Borg-Warner Automotive, Inc. ...................        1,000,350
     102,800   Solutia, Inc. ..................................        1,542,000
                                                                  --------------
                                                                       3,386,034
                                                                  --------------
               CHEMICAL - MISCELLANEOUS - 1.43%
      65,600 * Airgas, Inc. ...................................          639,600
     110,037   CK Witco Corp. .................................        1,176,019
      39,700 * Cytec Industries, Inc. .........................          930,469
      21,368   Dexter Corp. ...................................          771,919
      77,400   Ethyl Corp. ....................................          324,113
      32,770   Ferro Corp. ....................................          690,218
      28,633   Georgia Gulf Corp. .............................          730,142
      12,964   H.B. Fuller Co. ................................          706,537
      50,619   Lubrizol Corp. .................................        1,385,695
     108,878   Lyondell Chemical Co. ..........................        1,524,292
      45,336   M. A. Hanna Co. ................................          473,195
      19,900   Minerals Technologies, Inc. ....................          786,050
       5,055   NCH Corp. ......................................          235,689
      41,942   Olin Corp. .....................................          752,335
      28,125   Rollins, Inc. ..................................          450,000
      28,873   Schulman, A., Inc. .............................          457,457
                                                                  --------------
                                                                      12,033,730
                                                                  --------------
               CONGLOMERATES - 1.04%
      40,098   Alexander & Baldwin, Inc. ......................          912,230
      94,800   Dial Corp. .....................................        2,660,324
      42,100 * Litton Industries, Inc. ........................        1,886,605
       6,500 * MAXXAM, Inc. ...................................          295,344
      45,600   Ogden Corp. ....................................          592,800
      90,200   Viad Corp. .....................................        2,373,388
                                                                  --------------
                                                                       8,720,691
                                                                  --------------

--------------------------------------------------------------------------------

 November 30, 1999 (Unaudited)                                  13
                         MIDCAP INDEX FUND - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               CONTAINERS - PAPER - 0.33%
      19,714   Chesapeake Corp. ...............................   $      629,616
      94,479   Sonoco Products Co. ............................        2,173,017
                                                                  --------------
                                                                       2,802,633
                                                                  --------------
               DRUGS - 4.48%
     124,360   Bergen Brunswig Corp., Class A..................        1,025,970
     139,304 * Biogen, Inc. ...................................       10,177,898
      41,646   Carter-Wallace, Inc. ...........................          752,231
     167,680 * Chiron Corp. ...................................        5,502,000
      54,525 * Covance, Inc. ..................................          592,959
      77,282 * Forest Laboratories, Inc. ......................        3,955,871
      77,242   Genzyme Corp. ..................................        2,780,712
      72,500   ICN Pharmaceuticals, Inc. ......................        1,762,656
      98,736 * IVAX Corp. .....................................        2,005,575
      33,500 * Millennium Pharmaceuticals, Inc. ...............        3,261,016
     119,734   Mylan Laboratories, Inc. .......................        2,821,232
      30,500 * Sepracor, Inc. .................................        2,962,313
                                                                  --------------
                                                                      37,600,433
                                                                  --------------
               ELECTRIC PRODUCTS - MISCELLANEOUS - 0.10%
      30,116   CMP Group, Inc. ................................          815,014
                                                                  --------------
               ELECTRICAL EQUIPMENT - 1.10%
     178,072 * American Power Conversion Corp. ................        4,240,339
      30,031   AMETEK, Inc. ...................................          600,620
      60,270   Hubbell, Inc., Class B..........................        1,680,026
      27,200   Polycom, Inc. ..................................        1,740,800
      41,800 * UCAR International, Inc. .......................          935,275
                                                                  --------------
                                                                       9,197,060
                                                                  --------------
               ELECTRONIC INSTRUMENTS - 2.28%
      88,952 * Arrow Electronics, Inc. ........................        2,034,777
     189,500 * Concord EFS, Inc. ..............................        5,021,750
      33,850 * Imation Corp. ..................................        1,089,547
      29,321 * MagnaTek, Inc. .................................          196,084
      37,900   Pittston Brink's Group..........................          720,100
      70,079 * Sensormatic Electronics Corp. ..................        1,116,884
      81,769   Symbol Technologies, Inc. ......................        3,899,358
      78,391   Vishay Intertechnology, Inc. ...................        2,268,440
      56,900 * Waters Corp. ...................................        2,788,100
                                                                  --------------
                                                                      19,135,040
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               ENTERTAINMENT - 0.71%
      32,300 * GTECH Holdings Corp. ...........................   $      678,300
      50,100   International Speedway Corp. ...................        3,306,600
      84,225 * Mandalay Resort Group...........................        1,963,495
                                                                  --------------
                                                                       5,948,395
                                                                  --------------
               FERTILIZERS - 0.20%
     106,046   IMC Global, Inc. ...............................        1,709,992
                                                                  --------------
               FINANCE COMPANIES - 0.38%
      56,700   Finova Group, Inc. .............................        2,108,530
      45,000   Keystone Financial, Inc. .......................        1,057,500
                                                                  --------------
                                                                       3,166,030
                                                                  --------------
               FINANCIAL SERVICES - 1.01%
      50,200   Allamerica Financial Corp. .....................        2,770,413
     141,400 * Convergys Corp. ................................        3,861,987
      29,600   Investment Technology Group, Inc. ..............          793,650
      23,100 * NCO Group, Inc. ................................        1,071,263
                                                                  --------------
                                                                       8,497,313
                                                                  --------------
               FOODS - 2.66%
      36,482   Dean Foods Co. .................................        1,447,879
      52,909   Dole Food Co., Inc. ............................          846,544
      25,536   Dreyer's Grand Ice Cream, Inc. .................          424,536
      92,904   Flowers Industries, Inc. .......................        1,521,303
      67,500   Hormel Foods Corp. .............................        3,007,969
      85,500   IBP, Inc. ......................................        1,886,344
      17,412   International Multifoods Corp. .................          242,680
      65,000   Interstate Bakeries Corp. ......................        1,145,624
      27,071   J. M. Smucker Co., Class A......................          544,804
      27,771   Lance, Inc. ....................................          289,859
      66,078   McCormick & Co., Inc. ..........................        2,118,626
      31,300 * Suiza Foods Corp. ..............................        1,124,844
      37,121   Trinity Industries, Inc. .......................        1,085,789
     212,786   Tyson Foods, Inc., Class A......................        3,697,157
      91,900 * U.S. Foodservice................................        1,665,688
      46,558   Universal Foods Corp. ..........................          989,358
      42,200 * Vlasic Foods International, Inc. ...............          327,050
                                                                  --------------
                                                                      22,366,054
                                                                  --------------
               FOOTWEAR - 0.16%
      29,700 * Payless ShoeSource, Inc. .......................        1,360,631
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               FREIGHT - 0.24%
      45,046   Airborne Freight Corp. .........................   $    1,044,503
      33,000   J.B. Hunt Transport Services, Inc. .............          441,375
      33,571   Overseas Shipholding Group, Inc. ...............          490,976
                                                                  --------------
                                                                       1,976,854
                                                                  --------------
               FUNERAL SERVICES - 0.06%
     103,500   Stewart Enterprises, Inc. ......................          527,203
                                                                  --------------
               HEALTHCARE - 2.56%
      48,200 * Apria Healthcare Group, Inc. ...................          671,788
      46,272 * First Health Group Corp. .......................        1,165,476
     113,249 * Foundation Health Systems, Inc., Class A........          955,538
     234,800 * Health Management Associates, Inc. .............        2,890,975
      54,000 * Lincare Holdings, Inc. .........................        1,532,250
      84,500   Omnicare, Inc. .................................        1,146,031
      75,400 * Oxford Health Plans, Inc. ......................        1,105,081
      42,574 * PacifiCare Health Systems, Inc., Class A........        1,992,994
      67,700 * Quorum Health Group, Inc. ......................          605,069
      62,400 * Steris Corp. ...................................          811,200
      96,200 * Sybron International Corp. .....................        2,362,913
      75,200 * Total Renal Care Holdings, Inc. ................          535,800
      38,500 * Trigon Healthcare, Inc. ........................        1,133,344
      59,100 * VISX, Inc. .....................................        4,583,944
                                                                  --------------
                                                                      21,492,403
                                                                  --------------
               HEAVY DUTY TRUCKS/PARTS - 0.14%
      20,300   Bandag, Inc. ...................................          492,275
      42,804   Federal Signal Corp. ...........................          724,993
                                                                  --------------
                                                                       1,217,268
                                                                  --------------
               HOME BUILDERS - 0.16%
     133,981   Clayton Homes, Inc. ............................        1,364,931
                                                                  --------------
               HOSPITAL MANAGEMENT - 0.05%
      95,000 * Beverly Enterprises, Inc. ......................          380,000
                                                                  --------------
               HOSPITAL SUPPLIES - 1.51%
      24,835 * Acuson Corp. ...................................          287,155
      26,633   Beckman Coulter, Inc. ..........................        1,271,726
      49,000   DENTSPLY International, Inc. ...................        1,172,938
      61,500   Hillenbrand Industries, Inc. ...................        2,102,531
      28,700 * MiniMed, Inc. ..................................        2,105,862
      65,800 * PSS World Medical, Inc. ........................          660,056
      89,782   Stryker Corp. ..................................        5,111,963
                                                                  --------------
                                                                      12,712,231
                                                                  --------------

--------------------------------------------------------------------------------

 14                                  November 30, 1999 (Unaudited)
                         MIDCAP INDEX FUND - CONTINUED

   NUMBER
  OF SHARES                                                       MARKET VALUE

-------------------------------------------------------------------------------
               HOUSEHOLD PRODUCTS - 0.12%
      36,028   Church & Dwight Co., Inc. .....................   $    1,008,784
                                                                 --------------
               HUMAN RESOURCES - 0.90%
      33,203   Kelly Services, Inc., Class A..................          870,541
      71,100   Manpower, Inc. ................................        2,590,706
      88,900 * Modis Professional Services, Inc. .............          950,119
      75,350   Olsten Corp. ..................................          762,919
      84,700 * Robert Half International, Inc. ...............        2,371,600
                                                                 --------------
                                                                      7,545,885
                                                                 --------------
               INFORMATION PROCESSING - 0.51%
      78,600 * Acxiom Corp. ..................................        1,397,606
      40,800 * CDW Computer Centers, Inc. ....................        2,868,750
                                                                 --------------
                                                                      4,266,356
                                                                 --------------
               INFORMATION PROCESSING - BUSINESS SOFTWARE -
               3.25%
      58,700 * DST Systems, Inc. .............................        3,694,431
     177,100 * Informix Corp. ................................        1,948,100
     236,850 * Veritas Software Corp. ........................       21,686,578
                                                                 --------------
                                                                     27,329,109
                                                                 --------------
               INFORMATION PROCESSING -
               COMPUTER HARDWARE
               SYSTEMS - 0.91%
      81,300 * Jabil Circuit, Inc. ...........................        5,198,119
     153,292   Quantum Corp. - DLT &
               Storage Systems................................        2,414,349
                                                                 --------------
                                                                      7,612,468
                                                                 --------------
               INFORMATION PROCESSING - COMPUTER SERVICES -
               1.64%
      55,800 * Cambridge Technology Partners, Inc. ...........          802,125
      51,300 * Checkfree Holdings Corp. ......................        3,369,769
      81,600 * Gartner Group, Inc., Class B...................          902,700
      80,800 * Rationale Software Corp. ......................        4,130,900
      81,852 * Sterling Commerce, Inc. .......................        2,107,688
     111,100 * SunGard Data Systems, Inc. ....................        2,471,975
                                                                 --------------
                                                                     13,785,157
                                                                 --------------
               INFORMATION PROCESSING - CONSUMER SOFTWARE -
               1.42%
     173,000 * Intuit, Inc. ..................................        8,650,000
     128,850 * Networks Associates, Inc. .....................        3,253,463
                                                                 --------------
                                                                     11,903,463
                                                                 --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               INFORMATION PROCESSING -
               DATA SERVICES - 6.57%
      53,773 * ACNielson Corp. ................................   $    1,334,243
      45,600 * Affiliated Computer Services, Inc., Class A.....        1,707,150
     141,916   Comdisco, Inc. .................................        3,423,724
      63,951   Diebold, Inc. ..................................        1,466,876
      57,800 * Electronic Arts, Inc. ..........................        6,061,775
     114,494 * Fiserv, Inc. ...................................        4,064,537
      66,400 * Keane, Inc. ....................................        1,792,800
      75,600 * Legato Systems, Inc. ...........................        5,105,362
      62,007 * Mentor Graphics Corp. ..........................          558,063
      90,973 * NCR Corp. ......................................        2,985,052
      67,900 * NOVA Corp. .....................................        2,079,438
      32,936 * Policy Management Systems Corp. ................          662,837
      71,608   Reynolds and Reynolds Co.,
               Class A.........................................        1,387,405
     171,600 * Siebel Systems, Inc. ...........................       12,033,450
      78,100 * Sterling Software, Inc. ........................        2,055,006
      92,880 * Storage Technology Corp. .......................        1,834,380
      33,295 * Structural Dynamic Research Corp. ..............          354,800
      39,200 * Sykes Enterprises, Inc. ........................        1,565,550
      52,612 * Symantec Corp. .................................        2,456,323
      47,500 * Tech Data Corp. ................................        1,163,750
      30,200 * Transaction Systems Architects, Inc., Class A...        1,055,113
                                                                  --------------
                                                                      55,147,634
                                                                  --------------
               INSURANCE - CASUALTY - 0.30%
      55,233   American Financial Group, Inc. .................        1,487,838
      45,100   Everest Reinsurance Holdings, Inc. .............        1,071,125
                                                                  --------------
                                                                       2,558,963
                                                                  --------------
               INSURANCE - LIFE - 0.23%
      59,800   Protective Life Corp. ..........................        1,913,600
                                                                  --------------
               INSURANCE - MISCELLANEOUS - 0.88%
      64,800   Ambac Financial Group, Inc. ....................        3,531,600
      26,799   HSB Group, Inc. ................................          941,315
      56,600   Ohio Casualty Corp. ............................          871,994
      41,500   PMI Group, Inc. ................................        2,072,406
                                                                  --------------
                                                                       7,417,315
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               INSURANCE - MULTILINE - 0.99%
      38,000   Horace Mann Educators Corp. ....................   $      833,625
     119,800   Old Republic International Corp. ...............        1,497,500
      79,700   Reliastar Financial Corp. ......................        3,466,950
      67,100   Unitrin, Inc. ..................................        2,503,668
                                                                  --------------
                                                                       8,301,743
                                                                  --------------
               LEISURE TIME - 0.64%
      44,900 * Blyth Industries, Inc. .........................        1,077,600
      70,300   Callaway Golf Co. ..............................        1,023,744
      83,502   International Game Technology...................        1,503,036
      72,400 * Premier Parks, Inc. ............................        1,810,000
                                                                  --------------
                                                                       5,414,380
                                                                  --------------
               LODGING - 0.43%
     280,200 * Park Place Entertainment Corp. .................        3,607,587
                                                                  --------------
               MACHINE TOOLS - 0.22%
      38,900 * Gilead Sciences, Inc. ..........................        1,867,200
                                                                  --------------
               MACHINERY - AGRICULTURE - 0.08%
      55,200   AGCO Corp. .....................................          700,350
                                                                  --------------
               MACHINERY - CONSTRUCTION & CONTRACTS - 0.55%
      57,000 * Calpine Corp. ..................................        3,363,000
      25,156   Granite Construction, Inc. .....................          477,964
      24,068 * Jacobs Engineering Group, Inc. .................          756,638
                                                                  --------------
                                                                       4,597,602
                                                                  --------------
               MACHINERY -
               INDUSTRIAL/SPECIALTY - 1.10%
      27,614 * Albany International Corp., Class A.............          465,986
      65,500 * American Standard
               Companies, Inc. ................................        2,550,405
      34,022   Cordant Technologies, Inc. .....................          990,891
      34,718   Flowserve Corp. ................................          603,225
      32,100   Newport News Shipbuilding, Inc. ................        1,059,300
      15,314   Nordson Corp. ..................................          751,343
      25,933   Stewart & Stevenson Services, Inc. .............          309,575
      18,700   Tecumseh Products Co., Class A..................          898,184
      51,492   Tidewater, Inc. ................................        1,644,526
                                                                  --------------
                                                                       9,273,435
                                                                  --------------

--------------------------------------------------------------------------------

 November 30, 1999 (Unaudited)                                  15
                         MIDCAP INDEX FUND - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               MERCHANDISE - DRUG - 0.87%
      56,300 * Medimmune, Inc. ................................   $    6,766,556
      67,900 * Perrigo Co. ....................................          570,784
                                                                  --------------
                                                                       7,337,340
                                                                  --------------
               MERCHANDISE - SPECIALTY - 1.81%
      64,300 * Barnes & Noble, Inc. ...........................        1,579,369
      68,272 * BJ's Wholesale Club, Inc. ......................        2,551,665
      85,000 * CompUSA, Inc. ..................................          499,375
      33,200 * Micro Warehouse, Inc. ..........................          390,100
     105,000 * OfficeMax, Inc. ................................          643,125
      54,511   Sotheby's Holdings, Inc., Class A...............        1,700,062
      65,272   Tiffany & Co. ..................................        5,058,580
      51,700 * Williams-Sonoma, Inc. ..........................        2,817,650
                                                                  --------------
                                                                      15,239,926
                                                                  --------------
               MERCHANDISING -
               DEPARTMENT - 0.55%
      71,900 * Borders Group, Inc. ............................        1,114,450
      39,000   Neiman-Marcus Group, Inc. ......................        1,118,813
     134,104 * Saks, Inc. .....................................        2,346,820
                                                                  --------------
                                                                       4,580,083
                                                                  --------------
               MERCHANDISING - FOOD - 0.43%
      39,100   Hannaford Bros. Co. ............................        2,842,080
      43,000   Ruddick Corp. ..................................          757,875
                                                                  --------------
                                                                       3,599,955
                                                                  --------------
               MERCHANDISING - MASS - 0.65%
      57,400 * Dollar Tree Stores, Inc. .......................        2,568,650
     160,120   Family Dollar Stores, Inc. .....................        2,872,153
                                                                  --------------
                                                                       5,440,803
                                                                  --------------
               METALS - MISCELLANEOUS - 0.18%
      27,706   Kennametal, Inc. ...............................          921,225
      22,650   Precision Castparts Corp. ......................          615,797
                                                                  --------------
                                                                       1,537,022
                                                                  --------------
               METALS - STEEL - 0.50%
      93,800   AK Steel Holding Corp. .........................        1,553,562
      20,310   Carpenter Technology Corp. .....................          533,138
      10,357   Cleveland-Cliffs, Inc. .........................          302,942
      38,042   Harsco Corp. ...................................        1,134,127
      23,923   Oregon Steel Mills, Inc. .......................          194,374
      23,085   Ryerson Tull, Inc. .............................          471,800
                                                                  --------------
                                                                       4,189,943
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               MISCELLANEOUS - 0.28%
      71,600 * Apollo Group, Inc., Class A.....................   $    1,924,250
      39,500 * Navigant Consulting, Inc. ......................          419,688
                                                                  --------------
                                                                       2,343,938
                                                                  --------------
               MULTIMEDIA - 1.04%
     225,956 * Cadence Design Systems, Inc. ...................        4,010,719
      65,700 * Synopsys, Inc. .................................        4,755,038
                                                                  --------------
                                                                       8,765,757
                                                                  --------------
               NATURAL GAS - DIVERSIFIED - 0.52%
      26,500 * Hanover Compressor Co. .........................          907,625
     104,050   Kinder Morgan, Inc. ............................        2,113,516
      76,686   Questar Corp. ..................................        1,318,041
                                                                  --------------
                                                                       4,339,182
                                                                  --------------
               OIL - INTEGRATED DOMESTIC - 0.09%
      72,175   Pennzoil-Quaker State Co. ......................          748,816
                                                                  --------------
               OIL -
               INTEGRATED INTERNATIONAL - 0.28%
      41,646   Murphy Oil Corp. ...............................        2,352,999
                                                                  --------------
               OIL - SERVICE - PRODUCTS - 1.46%
      65,642 * BJ Services Co. ................................        2,289,265
     122,100 * Noble Drilling Corp. ...........................        3,403,538
     154,402 * Ocean Energy, Inc. .............................        1,177,315
     167,600 * Santa Fe Snyder Corp. ..........................        1,340,800
      60,272 * Varco International, Inc. ......................          644,157
      98,167   Weatherford International, Inc. ................        3,429,710
                                                                  --------------
                                                                      12,284,785
                                                                  --------------
               OIL - SERVICES - 1.96%
      74,000   Devon Energy Corp. .............................        2,608,500
     127,200   ENSCO International, Inc. ......................        2,551,950
     161,415 * Global Marine, Inc. ............................        2,471,667
     132,039 * Nabors Industries, Inc. ........................        3,507,286
      45,846 * Smith International, Inc. ......................        1,828,109
      93,200   Transocean Offshore, Inc. ......................        2,627,075
      37,000   York International Corp. .......................          825,563
                                                                  --------------
                                                                      16,420,150
                                                                  --------------
               OIL/GAS PRODUCERS - 0.74%
      61,280   Cabot Corp. ....................................        1,168,150
      52,835   Noble Affiliates, Inc. .........................        1,162,370
      93,000 * Pioneer Natural Resources Corp. ................          773,063
      80,280   Ultramar Diamond Shamrock Corp. ................        2,032,088
      52,091   Valero Energy Corp. ............................        1,080,888
                                                                  --------------
                                                                       6,216,559
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               PAPER/FOREST PRODUCTS - 1.40%
      47,439   Bowater, Inc. ..................................   $    2,324,511
      84,070   Consolidated Papers, Inc. ......................        2,459,048
      76,800   Georgia-Pacific Corp.
               (Timber Group)..................................        1,905,600
      47,939   Longview Fibre Co. .............................          611,222
      39,100   P.H. Glatfelter Co. ............................          503,413
      44,676   Pentair, Inc. ..................................        1,658,597
      25,700   Rayonier, Inc. .................................        1,142,044
      26,170   Standard Register Co. ..........................          551,206
      48,461   Wausau-Mosinee Paper Corp. .....................          642,108
                                                                  --------------
                                                                      11,797,749
                                                                  --------------
               PUBLISHING - NEWS - 1.27%
      41,100   Lee Enterprises, Inc. ..........................        1,163,644
      24,668   Media General, Inc., Class A....................        1,258,068
      99,600   Reader's Digest Association, Inc., Class A......        2,888,400
       9,361   Washington Post Co., Class B....................        5,349,812
                                                                  --------------
                                                                      10,659,924
                                                                  --------------
               PUBLISHING/PRINTING - 0.38%
      25,186   Banta Corp. ....................................          552,518
      28,732   Houghton Mifflin Co. ...........................        1,054,105
      15,300 * Scholastic Corp. ...............................          839,588
      38,828   Wallace Computer Services, Inc. ................          778,987
                                                                  --------------
                                                                       3,225,198
                                                                  --------------
               RAILROAD - 0.26%
      45,924   GATX Corp. .....................................        1,509,752
      47,500 * Wisconsin Central
               Transportation Corp. ...........................          666,484
                                                                  --------------
                                                                       2,176,236
                                                                  --------------
               RESTAURANTS - 1.23%
      36,733   Bob Evans Farms, Inc. ..........................          548,699
      61,655 * Brinker International, Inc. ....................        1,394,944
      39,032 * Buffets, Inc. ..................................          419,594
      55,666   CBRL Group, Inc. ...............................          619,284
      30,600 * Lone Star Steakhouse &
               Saloon, Inc. ...................................          230,934
      69,750 * Outback Steakhouse, Inc. .......................        1,643,484
      28,100 * Papa Johns International, Inc. .................        1,008,966
     168,800 * Starbucks Corp. ................................        4,483,750
                                                                  --------------
                                                                      10,349,655
                                                                  --------------

--------------------------------------------------------------------------------

 16                                  November 30, 1999 (Unaudited)
                         MIDCAP INDEX FUND - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               SAVINGS & LOAN - 0.93%
      50,800   Astoria Financial Corp. ........................   $    1,601,788
     197,633   Charter One Financial, Inc. ....................        4,286,166
     105,200   Dime Bancorp, Inc. .............................        1,919,900
                                                                  --------------
                                                                       7,807,854
                                                                  --------------
               SCHOOLS - 0.23%
      64,300 * DeVry, Inc. ....................................        1,298,056
      48,200 * Sylvan Learning Systems, Inc. ..................          635,638
                                                                  --------------
                                                                       1,933,694
                                                                  --------------
               SECURITIES RELATED - 1.31%
      86,914   A.G. Edwards, Inc. .............................        2,585,692
     217,400 * E*Trade Group, Inc. ............................        6,535,588
      52,600   Legg Mason, Inc. ...............................        1,850,863
                                                                  --------------
                                                                      10,972,143
                                                                  --------------
               SEMICONDUCTOR EQUIPMENT - 1.16%
      47,100 * Microchip Technology, Inc. .....................        2,984,963
      36,100 * Novellus Systems, Inc. .........................        2,964,713
      33,600 * QLogic Corp. ...................................        3,801,000
                                                                  --------------
                                                                       9,750,676
                                                                  --------------
               SEMICONDUCTORS - 5.74%
     184,280 * Altera Corp. ...................................        9,928,085
      92,900 * Atmel Corp. ....................................        4,163,081
      38,888   Avnet, Inc. ....................................        2,136,410
      60,636 * Cirrus Logic, Inc. .............................          841,325
      97,282 * Cypress Semiconductor Corp. ....................        2,650,935
      82,500 * Integrated Device Technology, Inc. .............        1,943,906
     141,808   Linear Technology Corp. ........................       10,077,231
     125,000 * Maxim Integrated Products, Inc. ................       10,039,063
     142,200 * Vitesse Semiconductor Corp. ....................        6,407,888
                                                                  --------------
                                                                      48,187,924
                                                                  --------------
               TELECOMMUNICATIONS - 1.09%
      36,500 * Adtran, Inc. ...................................        1,423,500
      48,902   COMSAT Corp. ...................................          929,138
      75,200   Harris Corp. ...................................        1,579,200
      54,100 * Sanmina Corp. ..................................        5,200,363
                                                                  --------------
                                                                       9,132,201
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               TEXTILE - PRODUCTS - 1.06%
      49,000 * Burlington Industries, Inc. ....................   $      180,688
     113,431 * Jones Apparel Group, Inc. ......................        3,027,190
      56,200 * Mohawk Industries, Inc. ........................        1,401,488
     127,423   Shaw Industries, Inc. ..........................        1,998,948
      55,429 * Unifi, Inc. ....................................          734,434
      29,084   Wellman, Inc. ..................................          463,526
      51,600   WestPoint Stevens, Inc., Class A................        1,083,600
                                                                  --------------
                                                                       8,889,874
                                                                  --------------
               TOBACCO - 0.35%
     100,600   R.J. Reynolds Tobacco
               Holdings, Inc. .................................        2,144,038
      30,335   Universal Corp. ................................          779,230
                                                                  --------------
                                                                       2,923,268
                                                                  --------------
               TRUCKERS - 0.32%
      23,014   Arnold Industries, Inc. ........................          291,990
      44,800   CNF Transportation, Inc. .......................        1,489,600
      59,600 * Swift Transportation Co., Inc. .................          946,150
                                                                  --------------
                                                                       2,727,740
                                                                  --------------
               UTILITIES - COMMUNICATION - 1.60%
     201,100   Broadwing, Inc. ................................        5,857,038
      56,991   Telephone and Data Systems, Inc. ...............        7,590,489
                                                                  --------------
                                                                      13,447,527
                                                                  --------------
               UTILITIES - ELECTRIC - 6.77%
     106,414   Allegheny Energy, Inc. .........................        3,086,006
      72,716   Alliant Energy Corp. ...........................        1,967,877
      20,179   Black Hills Corp. ..............................          441,416
      20,859   Cleco Corp. ....................................          680,525
      86,728   Conectiv, Inc. .................................        1,528,581
     147,100   DPL, Inc. ......................................        2,629,413
      69,800   DQE, Inc. ......................................        2,569,513
     106,042   Energy East Corp. ..............................        2,491,987
      29,866   Hawaiian Electric Industries, Inc. .............          912,780
      34,823   Idacorp, Inc. ..................................          975,044
      64,800   Illinova Corp. .................................        2,081,700
      27,578   Indiana Energy, Inc. ...........................          542,942
      79,428   IPALCO Enterprises, Inc. .......................        1,434,668
      57,319   Kansas City Power & Light Co. ..................        1,321,919
     120,142   LG&E Energy Corp. ..............................        2,402,840
      56,700 * MidAmerican Energy Holdings Co. ................        1,895,906

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
             UTILITIES - ELECTRIC - Continued
      67,736 Minnesota Power, Inc. ............................   $    1,159,979
     102,114 Montana Power Co. ................................        3,152,770
      54,817 New England Electric System.......................        2,925,857
     115,844 Nisource, Inc. ...................................        2,179,315
     121,833 Northeast Utilities...............................        2,573,722
      72,092 OGE Energy Corp. .................................        1,540,967
     109,864 Potomac Electric Power Co. .......................        2,616,137
      37,737 Public Service Co. of New Mexico..................          627,378
      78,362 Puget Sound Energy, Inc. .........................        1,606,421
      95,988 Scana Corp. ......................................        2,603,675
      76,958 Sierra Pacific Resources..........................        1,380,434
     122,420 TECO Energy, Inc. ................................        2,448,400
      86,282 UtiliCorp United, Inc. ...........................        1,736,425
      43,024 Washington Gas Light Co. .........................        1,204,672
     108,552 Wisconsin Energy Corp. ...........................        2,157,471
                                                                  --------------
                                                                      56,876,740
                                                                  --------------
             UTILITIES -
             GAS, DISTRIBUTION - 0.96%
      52,736 AGL Resources, Inc. ..............................          975,616
     129,105 KeySpan Corp. ....................................        3,316,385
      79,368 MCN Energy Group, Inc. ...........................        1,979,240
      35,978 National Fuel Gas Co. ............................        1,801,149
                                                                  --------------
                                                                       8,072,390
                                                                  --------------
             UTILITIES - MISCELLANEOUS - 0.28%
      56,000 NSTAR.............................................        2,324,000
                                                                  --------------
             WATER SERVICES - 0.27%
      89,500 American Water Works Co., Inc. ...................        2,287,844
                                                                  --------------
             TOTAL COMMON STOCK
             (Cost $703,595,952)...............................      807,992,006
                                                                  --------------

--------------------------------------------------------------------------------

 November 30, 1999 (Unaudited)                                  17
                         MIDCAP INDEX FUND - CONTINUED

     PAR
    VALUE                                                          MARKET VALUE

--------------------------------------------------------------------------------
             CORPORATE SHORT TERM COMMERCIAL PAPER - 2.28%
             FINANCIAL SERVICES - 0.28%
 $ 2,373,000 Textron Financial Corp.,
             5.62% due 12/09/99................................   $    2,370,033
                                                                  --------------
             MACHINERY -
             INDUSTRIAL/SPECIALTY - 1.19%
  10,000,000 Cooper Industries, Inc.,
             5.75% due 12/01/99................................       10,000,000
                                                                  --------------
             MISCELLANEOUS - 0.81%
   6,810,000 CVS Corp.,
             5.70% due 12/09/99................................        6,801,373
                                                                  --------------
             TOTAL CORPORATE SHORT TERM COMMERCIAL PAPER
             (Cost $19,171,406)................................       19,171,406
                                                                  --------------
             UNITED STATES GOVERNMENT - SHORT TERM - 0.18%
             U. S. TREASURY BILLS - 0.18%
             United States Treasury Bills:
     175,000 4.64% due 01/06/00................................          174,187
     400,000 4.51% due 12/09/99................................          399,597
     125,000 4.50% due 12/09/99................................          124,874
     100,000 4.45% due 12/09/99................................           99,901
     500,000 4.44% due 12/09/99................................          499,505
     200,000 4.43% due 12/09/99................................          199,802
      50,000 4.00% due 12/09/99................................           49,955
                                                                  --------------
                                                                       1,547,821
                                                                  --------------
             TOTAL UNITED STATES GOVERNMENT - SHORT TERM
             (Cost $1,547,821).................................        1,547,821
                                                                  --------------
             TOTAL INVESTMENTS
             (Cost $724,315,179) - 98.67%......................   $  828,711,233
                                                                  --------------
             * Non-income producing

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                    UNREALIZED
                                                                   APPRECIATION
  CONTRACTS                                                       (DEPRECIATION)

--------------------------------------------------------------------------------
             FUTURES CONTRACTS PURCHASED(1)
             (Delivery month/Value at 11/30/99)
     67(2)   Mid Cap 400 Index Futures (December/$419.75)......    $  1,048,025
     38(3)   S&P 500 Index Futures (December/$1,391.50)........        (180,500)
                                                                   ------------
                                                                   $    867,525
                                                                   ------------

(1) U.S. Treasury Bills with a market value of approximately $1,382,500 were maintained in a segregated account with a portion placed as collateral for futures contracts.
(2) Per 250.
(3) Per 500.

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
ASSETS:
Investments, at market (Cost $724,315,179)........................ $828,711,233
Receivables for:
 Investments sold.................................................   17,321,331
 Fund shares sold.................................................       76,986
 Dividends and interest...........................................      783,856
Other assets......................................................        6,699
                                                                   ------------
TOTAL ASSETS......................................................  846,900,105
                                                                   ------------
LIABILITIES:
Payable for:
 Investments purchased............................................    5,816,930
 Capital stock reacquired.........................................      614,929
Payable to affiliates:
 Advisory fees....................................................      213,092
 Accounting services..............................................       22,146
Accrued expenses and other liabilities............................      367,775
                                                                   ------------
TOTAL LIABILITIES.................................................    7,034,872
                                                                   ------------
NET ASSETS........................................................ $839,865,233
                                                                   ------------


-------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
1,000,000,000 shares authorized,
30,773,198 shares outstanding..................................... $    307,732
Additional paid in capital........................................  444,892,311
Undistributed net realized gain on securities.....................  289,343,022
Undistributed net investment income...............................       58,589
Unrealized appreciation of:
 Investments......................................... $104,396,054
 Futures.............................................      867,525  105,263,579
                                                      ------------ ------------
NET ASSETS APPLICABLE
TO SHARES OUTSTANDING............................................. $839,865,233
                                                                   ------------

--------------------------------------------------------------------------------

 18                MIDCAP INDEX FUND (Unaudited) - CONTINUED

STATEMENT OF OPERATIONS
For the Six Months Ended November 30, 1999

INVESTMENT INCOME:
Dividends......................................................   $  4,706,287
Interest.......................................................        373,823
                                                                  ------------
 Total investment income.......................................      5,080,110
                                                                  ------------
EXPENSES:
Advisory fees..................................................      1,270,792
Custodian fees.................................................         29,439
Registration and filing fees...................................         29,694
Audit fees and tax services....................................          7,146
Accounting services............................................        122,495
Directors' fees and expenses...................................          5,670
Report to shareholders.........................................         41,982
Miscellaneous..................................................         14,710
                                                                  ------------
 Total expenses................................................      1,521,928
                                                                  ------------
NET INVESTMENT INCOME..........................................      3,558,182
                                                                  ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES:
Net realized gain on securities:
 Investments......................................  $ 95,108,487
 Futures contracts................................        31,188    95,139,675
                                                    ------------
Net unrealized appreciation (depreciation) of
 securities during the period:
 Investments......................................   (44,293,706)
 Futures contracts................................       809,915   (43,483,791)
                                                    ------------  ------------
  Net realized and unrealized gain on securities
   during the period...........................................     51,655,884
                                                                  ------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...............   $ 55,214,066
                                                                  ------------


SEE NOTES TO FINANCIAL STATEMENTS.
-------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                 For the Six    For the Fiscal
                                                Months Ended      Year Ended
                                              November 30, 1999  May 31, 1999
                                              -------------------------------
                                                                  (audited)
OPERATIONS:
Net investment income........................   $  3,558,182    $   7,074,485
Net realized gain on securities..............     95,139,675      195,964,405
Net unrealized depreciation of securities
 during the period...........................    (43,483,791)    (116,073,386)
                                              -------------------------------
 Increase in net assets resulting from
  operations.................................     55,214,066       86,965,504
                                              -------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income........................     (3,426,236)      (7,190,189)
Net realized gain on securities..............              -      (69,496,818)
                                              -------------------------------
 Decrease in net assets resulting from
  distributions to shareholders..............     (3,426,236)     (76,687,007)
                                              -------------------------------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold.............     24,126,601       28,483,907
Proceeds from capital stock issued for
 distributions reinvested....................      3,426,236       76,687,007
                                              -------------------------------
                                                  27,552,837      105,170,914
Cost of capital stock repurchased............    (57,048,467)    (102,194,007)
                                              -------------------------------
 Increase (decrease) in net assets resulting
  from capital stock transactions............    (29,495,630)       2,976,907
                                              -------------------------------
TOTAL INCREASE IN NET ASSETS.................     22,292,200       13,255,404
NET ASSETS:
Beginning of year............................    817,573,033      804,317,629
                                              -------------------------------
End of period (including undistributed net
 investment income of $58,589 and
 ($73,357))..................................   $839,865,233    $ 817,573,033
                                              -------------------------------
CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold.................        945,789        1,168,332
Shares issued for distributions reinvested...        131,471        3,146,767
Shares of capital stock repurchased..........     (2,190,134)      (4,258,920)
                                              -------------------------------
 (Decrease) increase in shares outstanding...     (1,112,874)          56,179
Shares outstanding:
 Beginning of year...........................     31,886,072       31,829,893
                                              -------------------------------
 End of period...............................     30,773,198       31,886,072
                                              -------------------------------

--------------------------------------------------------------------------------

 November 30, 1999 (Unaudited)SMALL CAP INDEX FUND              19

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               SCHEDULE OF INVESTMENTS
               COMMON STOCK - 96.90%
               ADVERTISING - 1.16%
       2,800 * Adforce, Inc. ..................................   $      102,900
       6,625 * ADVO, Inc. .....................................          136,226
       4,800 * Direct Focus, Inc. .............................          130,200
       3,332 * Doubleclick, Inc. ..............................          533,328
       7,000 * E4L, Inc. ......................................           21,875
       2,500 * Flycast Communications Corp. ...................          169,375
       6,400 * Getty Images, Inc. .............................          252,800
         300   Grey Advertising, Inc. .........................          103,913
      10,387 * HA-LO Industries, Inc. .........................           64,919
       2,500 * Marketing Services Group, Inc. .................           45,156
       2,200 * Modem Media . Poppe Tyson, Inc. ................          115,913
       4,200 * Network Event Theater, Inc. ....................          100,275
       7,300 * NFO Worldwide, Inc. ............................           95,356
       2,800   Penton Media, Inc. .............................           53,550
       8,700   True North Communications, Inc. ................          346,368
       4,900 * Westwood One, Inc. .............................          280,525
         146 * Zap.Com Corp. ..................................              329
                                                                  --------------
                                                                       2,553,008
                                                                  --------------
               AEROSPACE/DEFENSE - 0.65%
       2,465 * Alliant Techsystems, Inc. ......................          135,420
       7,100 * Aviall, Inc. ...................................           54,138
       6,300 * Be Aerospace, Inc. .............................           44,100
       2,100   Cubic Corp. ....................................           41,344
       5,402 * Fairchild Corp., Class A........................           39,165
       8,100   Gencorp, Inc. ..................................           88,593
       2,500   HEICO Corp. ....................................           42,813
       2,700 * Moog, Inc. .....................................           70,875
       7,700 * Orbital Sciences Corp. .........................          106,837
       9,400   Perkinelmer, Inc. ..............................          386,574
       5,100 * Remec, Inc. ....................................           65,344
       1,700 * Sequa Corp., Class A............................           94,563
       5,900 * Titan Corp. ....................................          159,669
       6,100 * Trimble Navigation, Ltd. .......................          102,938
                                                                  --------------
                                                                       1,432,373
                                                                  --------------
               AIRLINES - 0.54%
      14,000 * Airtran Holdings, Inc. .........................           64,750
       6,000 * Alaska Air Group, Inc. .........................          228,000
       7,800 * American West Holdings Corp.,
               Class B.........................................          157,463
       2,300 * Amtran, Inc. ...................................           45,425

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               AIRLINES - Continued
       3,100 * Atlantic Coast Airlines Holdings, Inc. .........   $       64,325
       4,150 * Atlas Air, Inc. ................................          104,528
       5,700   Circle International Group, Inc. ...............          138,224
       2,200 * Frontier Airlines, Inc. ........................           22,963
       6,500 * Mesa Airlines, Inc. ............................           33,313
       1,850 * Mesaba Holdings, Inc. ..........................           22,663
       4,350 * Midwest Express Holdings, Inc. .................          125,878
       5,200   SkyWest, Inc. ..................................          127,400
      15,400 * Transport World Airlines, Inc. .................           50,050
                                                                  --------------
                                                                       1,184,982
                                                                  --------------
               APPAREL & PRODUCTS - 1.31%
       4,400 * Ann Taylor Stores Corp. ........................          190,025
       5,600   Authentic Fitness Corp. ........................          115,850
       1,900 * Bebe Stores, Inc. ..............................           59,138
       5,500   Brown Shoe Co., Inc. ...........................           86,625
       2,100 * Buckle, Inc. ...................................           32,550
       4,300 * Children's Place, Inc. .........................          106,155
       4,400 * Columbia Sportswear Co. ........................           89,650
       7,400 * Donna Karan International, Inc. ................           57,813
       5,100 * Dress Barn, Inc. ...............................           87,019
       4,800 * Footstar, Inc. .................................          159,300
       7,600 * Goodys Family Clothing, Inc. ...................           50,350
       5,000 * Guess?, Inc. ...................................           89,688
       8,700 * Gymboree Corp. .................................           53,288
       4,900 * Jo-ann Stores, Inc. ............................           64,006
       5,550   Kellwood Co. ...................................          115,163
       3,200 * Land's End, Inc. ...............................          193,200
       5,969 * Mens Wearhouse, Inc. ...........................          153,702
       4,200   Movado Group, Inc. .............................           99,750
       7,900 * Nautica Enterprises, Inc. ......................          103,688
       7,300 * Oakley, Inc. ...................................           43,800
       4,900   OshKosh B'Gosh, Inc., Class A...................           99,225
       1,500   Oxford Industries, Inc. ........................           31,969
       6,537 * Pacific Sunwear of California, Inc. ............          201,830
       6,000   Phillips-Van Heusen Corp. ......................           51,000
       5,150 * Quicksilver, Inc. ..............................           77,894
       4,600 * Shoe Carnival, Inc. ............................           46,288
       4,100   Talbots, Inc. ..................................          198,850
       2,800   UniFirst Corp. .................................           42,524
       2,500 * Urban Outfitters, Inc. .........................           49,375
       3,600 * Value City Department Stores, Inc. .............           60,075
       3,900 * Wet Seal, Inc. .................................           53,137
                                                                  --------------
                                                                       2,862,927
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               APPLIANCES/FURNISHINGS - 0.93%
       6,400   Aaron Rents, Inc. ..............................   $      115,600
       3,850   Bassett Furniture Industries, Inc. .............           61,358
       3,500 * CORT Business Services Corp. ...................           68,250
       8,800   Ethan Allen Interiors, Inc. ....................          292,600
      10,300 * Furniture Brands International, Inc. ...........          200,850
       8,797 * Griffon Corp. ..................................           67,627
       7,400   Haverty Furniture Companies, Inc. ..............          101,750
      15,200   Heilig-Meyers Co. ..............................           55,100
      12,400   Hussmann International, Inc. ...................          211,574
       7,600   Kimball International, Inc., Class B............          125,875
      12,800   La-Z-Boy, Inc. .................................          230,400
      13,185 * Metromedia International Group, Inc. ...........           59,333
       3,500   National Presto Industries, Inc. ...............          123,374
       4,650   Oneida, Ltd. ...................................          104,043
       3,750 * SLI, Inc. ......................................           48,516
      17,600 * Sunbeam Corp. ..................................           86,900
       6,500 * Windmere Corp. .................................           93,031
                                                                  --------------
                                                                       2,046,181
                                                                  --------------
               AUTO - CARS - 0.18%
       5,400 * Avis Rent A Car, Inc. ..........................          103,274
       6,500 * Budget Group, Inc. .............................           50,781
       3,700 * Group 1 Automotive, Inc. .......................           53,650
       4,000 * Lithia Motors, Inc. ............................           75,750
       4,700 * Rent-A-Center, Inc. ............................           86,068
       4,000 * United Auto Group, Inc. ........................           36,000
                                                                  --------------
                                                                         405,523
                                                                  --------------
               AUTO - ORIGINAL EQUIPMENT - 0.57%
      10,600 * Allen Telecom, Inc. ............................           99,375
       5,700   Arvin Industries, Inc. .........................          151,406
       9,700   Donaldson Co., Inc. ............................          218,855
       6,000 * Hayes Lemmerz International, Inc. ..............           98,250
      12,000   Mark IV Industries, Inc. .......................          225,000
      14,550 * Miller Industries, Inc. ........................           35,466
       5,400   Modine Manufacturing Co. .......................          152,550
       4,800   Superior Industries International, Inc. ........          128,700
       9,800 * Tower Automotive, Inc. .........................          147,000
                                                                  --------------
                                                                       1,256,602
                                                                  --------------

--------------------------------------------------------------------------------

 20                                  November 30, 1999 (Unaudited)
                        SMALL CAP INDEX FUND - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               AUTO - REPLACEMENT PARTS - 0.64%
       5,100 * Aftermarket Technology Corp. ...................   $       44,625
      15,100   Collins & Aikman Corp. .........................           77,388
       3,800 * CSK Auto Corp. .................................           67,450
       4,700 * Discount Auto Parts, Inc. ......................           64,919
       2,400 * Dura Automotive Systems, Inc. ..................           49,800
       7,500   Gentek, Inc. ...................................           87,656
       7,800   Kaydon Corp. ...................................          213,523
       4,200   Midas, Inc. ....................................           90,300
       5,122   Myers Industries, Inc. .........................           76,830
       3,000 * O'Reilly Automotive, Inc. ......................          138,000
      11,300   Pep Boys-Manny, Moe & Jack......................          109,468
       4,850   Simpson Industries, Inc. .......................           51,077
       5,100   Smith, A.O. Corp. ..............................          112,200
       3,100   Standard Motor Products, Inc. ..................           56,768
       9,600 * Valance Technology, Inc. .......................           87,600
       5,568   Wynn's International, Inc. .....................           84,216
                                                                  --------------
                                                                       1,411,820
                                                                  --------------
               BANKS - OTHER - 0.79%
       1,600   Alabama National Bancorp........................           36,400
       6,400   First BanCorp...................................          129,600
       3,200   First Merchants Corp. ..........................           86,400
       4,143   First Union Corp. ..............................          160,282
      12,461   Hudson United Bancorp...........................          384,732
       3,000   Irwin Financial Corp. ..........................           61,500
       4,400 * Net.B@nk, Inc. .................................          104,500
       2,900 * Prism Financial Corp. ..........................           29,000
      11,200   Republic Security Financial Corp. ..............           89,950
      20,097   Sky Financial Group, Inc. ......................          465,998
       5,800   Sterling Bancshares, Inc. ......................           74,313
      10,600   W Holding Company, Inc. ........................          119,912
                                                                  --------------
                                                                       1,742,587
                                                                  --------------
               BANKS - REGIONAL - 5.11%
       5,280   1st Source Corp. ...............................          141,570
       6,850   AMCORE Financial, Inc. .........................          172,962
       7,700   Anchor BanCorp Wisconsin, Inc. .................          123,200
       1,900   Area Bancshares Corp. ..........................           47,738
          34   BancFirst Corp. ................................            1,222
       5,400   Banco Santander Puerto Rico.....................           91,800
      10,800   BancorpSouth, Inc. .............................          185,625
       5,300   BancWest Corp. .................................          233,531
       2,931   Bank of Granite Corp. ..........................           66,680
       7,000   Bank United Corp. ..............................          249,374

   NUMBER
  OF SHARES                                                       MARKET VALUE

-------------------------------------------------------------------------------
               BANKS - REGIONAL - Continued
       1,350   BankAtlantic Bancorp, Inc., Class A............   $        6,159
       9,000   BankAtlantic Bancorp, Inc., Class B............           50,625
       5,600   Banknorth Group, Inc. .........................          170,625
       2,663 * BOK Financial Corp. ...........................           56,755
       2,000   Brenton Banks, Inc. ...........................           22,125
       1,500   Bsb Bancorp, Inc. .............................           31,219
       3,200   BT Financial Corp. ............................           70,200
       1,350   Capital City Bank Group, Inc. .................           31,725
       5,400   Carolina First Corp. ..........................          110,362
       2,300   Cathay Bancorp, Inc. ..........................           93,150
       3,537   Chemical Financial Corp. ......................          113,183
      10,037   Citizens Banking Corp. ........................          254,688
       2,388   City Holding Co. ..............................           40,298
       7,524   Commerce Bancorp, Inc. ........................          323,530
       7,900   Commonwealth Bancorp, Inc. ....................          131,830
      11,500   Community First Bankshares, Inc. ..............          209,155
       2,756   Community Trust Bancorp, Inc. .................           59,254
       2,450   Corus Bankshares, Inc. ........................           68,600
       5,605   F&M National Corp. ............................          159,042
       2,500   Farmers Capital Bank Corp. ....................           85,000
      12,958   First American Financial Corp.,
               Class A........................................          166,834
       2,300   First Charter Corp. ...........................           37,088
       1,750   First Citizens BancShares, Inc.,
               Class A........................................          126,438
       4,100   First Commerce Bancshares, Inc., Class B.......           78,925
      10,472   First Commonwealth
               Financial Corp. ...............................          121,736
       7,118   First Financial Bancorp........................          159,710
       2,200   First Financial Bankshares, Inc. ..............           70,950
       2,131   First Financial Corp. .........................           80,445
       6,168   First Midwest Bancorp, Inc. ...................          259,056
       5,800   First United Bancshares, Inc. .................           87,725
       4,780   FNB Corp. .....................................          123,084
       7,900 * Friedman, Billings, Ramsey Group, Inc., Class
               A..............................................           46,906
       3,700   Frontier Financial Corp. ......................           84,638
       5,015   GBC Bancorp....................................          105,941
       4,500   Greater Bay Bancorp............................          189,000
       5,700   Harbor Florida Bancshares, Inc. ...............           72,675
       2,673   Harleysville National Corp. ...................           86,873
       4,500   Harris Financial, Inc. ........................           39,375
      10,066 * Imperial Bancorp...............................          241,584

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               BANKS - REGIONAL - Continued
      18,600   Independence Community
               Bank Corp. .....................................   $      208,088
       2,825   International Bancshares Corp. .................          132,068
       3,900   InterWest Bancorp, Inc. ........................           80,925
       2,166   JeffBanks, Inc. ................................           65,251
         800   Merchants New York Bancorp, Inc. ...............           13,900
         400   Midamerica Bancorp..............................           11,475
       4,500   Midwest Banc Holdings, Inc. ....................           71,438
       2,400   Mississippi Valley Bancshares, Inc. ............           75,600
       4,000   National Bancorp of Alaska, Inc. ...............          103,500
       4,780   National City Bancshares, Inc. .................          138,607
       3,576   National Penn Bancshares, Inc. .................           96,552
       6,085   NBT Bancorp, Inc. ..............................          104,961
       2,400   Omega Financial Corp. ..........................           73,800
       8,458   One Valley Bancorp, Inc. .......................          287,042
       5,200   Pacific Capital Bancorp.........................          167,700
       2,000   Park National Corp. ............................          214,500
       3,600   Peoples Holding Co. ............................          108,450
       6,300   PFF Bancorp, Inc. ..............................          138,600
       6,300   Premier Bancshares, Inc. .......................          104,343
       6,000   Republic Bancorp, Inc. .........................           53,250
       3,000 * Republic Bancshares, Inc. ......................           42,375
       6,200   Riggs National Corp. ...........................           87,963
       6,580   S&T Bancorp, Inc. ..............................          152,162
       4,900 * Silicon Valley Bancshares.......................          180,381
       7,600 * Southwest Bancorporation of
               Texas, Inc. ....................................          143,450
       1,875   Sterling Financial Corp. .......................           51,562
       8,918   Susquehanna Bancshares, Inc. ...................          154,393
       5,400   Texas Regional Bancshares, Inc., Class A........          148,837
       9,550   Triangle Bancorp, Inc. .........................          194,580
       5,700   Trust Co. of New Jersey.........................          125,755
      16,780   TrustCo Bank Corp. NY...........................          244,358
      10,186   U.S. Bancorp, Inc. .............................          269,711
       6,320   U.S.B. Holding Co., Inc. .......................          100,330
       3,792   UMB Financial Corp. ............................          155,471
      10,600   United Bankshares, Inc. ........................          262,350
      12,700   UST Corp. ......................................          400,843
       8,800   Webster Financial Corp. ........................          234,300
       7,590   West Coast Bancorp..............................          111,952
       6,794   Westcorp........................................           99,787
       5,800   Whitney Holding Corp. ..........................          220,400
                                                                  --------------
                                                                      11,211,220
                                                                  --------------

--------------------------------------------------------------------------------

 November 30, 1999 (Unaudited)                                  21
                        SMALL CAP INDEX FUND - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               BEVERAGE -
               BREWERS/DISTRIBUTORS - 0.21%
       4,400 * Beringer Wine Estates Holdings, Inc., Class B...   $      183,150
       3,900 * Canandaigua Brands, Inc., Class A...............          207,675
       2,000 * Robert Mondavi Corp. ...........................           76,937
                                                                  --------------
                                                                         467,762
                                                                  --------------
               BEVERAGE - SOFT DRINKS - 0.03%
       1,400   Coca-Cola Bottling Co. .........................           71,750
                                                                  --------------
               BROADCASTING - 0.75%
       5,400   Ackerley Group, Inc. ...........................           88,424
       6,500 * ACTV, Inc. .....................................          141,780
       3,800 * Citadel Communications Corp. ...................          190,237
       2,900 * Cumulus Media, Inc. ............................          116,000
       3,900 * Emmis Communications Corp.,
               Class A.........................................          315,900
       3,600 * Entercom Communications Corp. ..................          205,874
       7,400 * Paxson Communications Corp. ....................           84,638
       4,000 * Sinclair Broadcast Group, Inc. .................           46,000
       3,500 * Sirius Satellite Radio, Inc. ...................           94,063
       5,500 * Source Media, Inc. .............................           94,188
       1,300   United Television, Inc. ........................          174,037
       2,300 * Young Broadcasting, Inc., Class A...............           92,431
                                                                  --------------
                                                                       1,643,572
                                                                  --------------
               BUILDING MATERIALS - 0.70%
       7,200   Apogee Enterprises, Inc. .......................           43,650
       1,450   Butler Manufacturing Co. .......................           31,084
       3,000   Centex Construction Products, Inc. .............          104,813
       9,500 * Comfort Systems USA, Inc. ......................           78,375
       5,000   Cooper Companies, Inc. .........................          126,250
      12,800 * Dal-Tile International, Inc. ...................          131,200
       5,025   Elcor Corp. ....................................          162,684
      16,300   Fedders Corp. ..................................           87,613
       4,600   Florida Rock Industries, Inc. ..................          143,750
       4,100 * Giant Cement Holding, Inc. .....................          126,330
      11,900   Interface, Inc., Class A........................           53,550
       3,800 * Mestek, Inc. ...................................           70,775
       5,100 * NCI Building Systems, Inc. .....................           84,788
         900 * Simpson Manufacturing Co. ......................           37,518
       5,100   Texas Industries, Inc. .........................          184,875
       6,000   Watsco, Inc. ...................................           65,250
                                                                  --------------
                                                                       1,532,505
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               CHEMICAL - MAJOR - 0.23%
       6,200   Albemarle Corp. ................................   $      120,125
           1   Borg-Warner Automotive, Inc. ...................               41
       2,400   Chemed Corp. ...................................           62,400
       6,009 * Hexcel Corp. ...................................           35,678
       3,400 * Invitrogen Corp. ...............................          102,424
       6,900   Polymer Group, Inc. ............................          129,805
       1,900   Spartech Corp. .................................           59,969
                                                                  --------------
                                                                         510,442
                                                                  --------------
               CHEMICAL - MISCELLANEOUS - 1.95%
       9,200 * Agribiotech, Inc. ..............................           29,325
      15,100 * Airgas, Inc. ...................................          147,225
       3,200   Arch Chemicals, Inc. ...........................           50,000
       5,050   Brady Corp. ....................................          154,971
       5,600   Cambrex Corp. ..................................          176,400
       5,300   ChemFirst, Inc. ................................          123,887
      42,487   CK Witco Corp. .................................          454,080
      12,200 * Cytec Industries, Inc. .........................          285,938
       5,600   Dexter Corp. ...................................          202,300
       8,200   Ethyl Corp. ....................................           34,338
       8,500   Ferro Corp. ....................................          179,031
       9,800 * Fisher Scientific International, Inc. ..........          260,924
       5,100   Geon Co. .......................................          154,275
       7,500   Georgia Gulf Corp. .............................          191,250
       3,200   H.B. Fuller Co. ................................          174,400
      11,700   M. A. Hanna Co. ................................          122,118
       3,700   MacDermid, Inc. ................................          140,831
       4,700   Minerals Technologies, Inc. ....................          185,650
       1,200   NCH Corp. ......................................           55,950
       5,600   NL Industries, Inc. ............................           76,300
       6,600   Olin Corp. .....................................          118,387
       5,800   OM Group, Inc. .................................          195,750
       8,100   Omnova Solutions, Inc. .........................           50,625
       9,300   Procurenet, Inc. ...............................            1,395
       6,200   Rollins, Inc. ..................................           99,200
       7,500   Schulman, A., Inc. .............................          118,827
       2,000   Stepan Co. .....................................           47,375
       5,500 * Thermo Optek Corp. .............................           55,344
      18,800 * W.R. Grace & Co. ...............................          256,150
       5,800   WD-40 Co. ......................................          134,850
                                                                  --------------
                                                                       4,277,096
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               COAL - 0.04%
       1,634   NACCO Industries, Inc., Class A.................   $       79,147
                                                                  --------------
               CONGLOMERATES - 0.19%
      10,700   Alexander & Baldwin, Inc. ......................          243,425
       1,200 * MAXXAM, Inc. ...................................           54,525
       9,100   Ogden Corp. ....................................          118,300
                                                                  --------------
                                                                         416,250
                                                                  --------------
               CONSUMER FINANCE - 0.56%
      15,400 * AmeriCredit Corp. ..............................          261,800
      10,100 * Arcadia Financial, Ltd. ........................           45,450
       6,874   Chittenden Corp. ...............................          222,115
       7,400   Eaton Vance Corp. ..............................          265,937
       9,594   Metris Companies, Inc. .........................          303,410
       5,350   WesBanco, Inc. .................................          124,053
                                                                  --------------
                                                                       1,222,765
                                                                  --------------
               CONTAINERS - METAL/GLASS - 0.28%
       3,300 * Alltrista Corp. ................................           70,950
       7,600   AptarGroup, Inc. ...............................          206,150
       6,250   CLARCOR, Inc. ..................................          108,593
       1,800 * CSS Industries, Inc. ...........................           38,475
       5,000   Greif Brothers Corp., Class A...................          147,500
       3,500 * Silgan Holdings, Inc. ..........................           53,156
                                                                  --------------
                                                                         624,824
                                                                  --------------
               CONTAINERS - PAPER - 0.23%
       5,100   Chesapeake Corp. ...............................          162,880
      13,400 * Gaylord Container Corp., Class A................           83,750
       3,200 * Ivex Packaging Corp. ...........................           33,800
       4,790   Rock-Tenn Co., Class A..........................           74,244
       8,800 * Shorewood Packaging Corp. ......................          144,100
                                                                  --------------
                                                                         498,774
                                                                  --------------
               COSMETICS/TOILETRIES - 0.07%
       2,400 * Chattem, Inc. ..................................           46,350
       8,400 * Playtex Products, Inc. .........................          116,550
                                                                  --------------
                                                                         162,900
                                                                  --------------

--------------------------------------------------------------------------------

 22                                  November 30, 1999 (Unaudited)
                        SMALL CAP INDEX FUND - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               DRUGS - 3.05%
       3,300 * Abgenix, Inc. ..................................   $      169,537
       3,000 * Algos Pharmaceuticals Corp. ....................           36,375
       5,600 * Alkermes, Inc. .................................          238,000
       4,700   ALPharma Inc., Class A..........................          150,400
      10,600 * AmeriSource Health Corp., Class A...............          131,175
       4,700 * Applied Analytical Industries, Inc. ............           39,950
       2,300 * Barr Laboratories, Inc. ........................           72,450
       8,499   Bindley Western Industries, Inc. ...............          112,611
       6,500   Carter-Wallace, Inc. ...........................          117,406
       6,600 * Cephalon, Inc. .................................          146,850
       2,200 * Chirex, Inc. ...................................           76,450
       8,700 * Columbia Laboratories, Inc. ....................           69,056
       5,400 * COR Therapeutics, Inc. .........................          106,650
       4,300 * Coulter Pharmaceutical, Inc. ...................           73,638
      14,500 * Covance, Inc. ..................................          157,687
      10,600 * Dura Pharmaceuticals, Inc. .....................          138,130
       5,000 * GelTex Pharmaceuticals, Inc. ...................           53,125
       5,000 * Guilford Pharmaceuticals, Inc. .................           73,124
       3,200   Herbalife International, Inc., Class A..........           46,400
       5,500 * Human Genome Sciences, Inc. ....................          616,000
       5,300 * IDEC Pharmaceuticals Corp. .....................          671,775
       5,800 * Incyte Pharmaceuticals, Inc. ...................          168,200
       4,100 * Inhale Therapeutic Systems, Inc. ...............          125,562
       8,850   Jones Pharma, Inc. .............................          306,430
       6,900 * King Pharmaceuticals, Inc. .....................          318,262
      11,058 * Ligand Pharmaceuticals, Inc., Class B...........          127,166
       6,900 * Medicis Pharmaceutical Corp.,
               Class A.........................................          242,362
       9,300 * Millennium Pharmaceuticals, Inc. ...............          905,296
       7,130   Natures Sunshine Products, Inc. ................           60,159
       3,100 * Neurogen Corp. .................................           45,531
       6,200 * Parexel International Corp. ....................           74,400
       4,400 * Pathogenesis Corp. .............................           85,800
      15,600 * P-Com, Inc. ....................................           87,750
       2,000 * Pharmacyclics, Inc. ............................           68,750
       4,900 * Regeneron Pharmaceuticals, Inc. ................           37,363
       7,700 * Roberts Pharmaceutical Corp. ...................          248,805
       3,200 * SafeScience, Inc. ..............................           56,400
       5,200 * SangStat Medical Corp. .........................          122,524
       2,400 * Schein Pharmaceutical, Inc. ....................           21,450
      27,500 * Sicor, Inc. ....................................          131,484
       6,300 * Triangle Pharmaceuticals, Inc. .................          123,638
       6,100 * Vertex Pharmaceuticals, Inc. ...................          162,031
                                                                  --------------
                                                                       6,816,152
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               ELECTRIC PRODUCTS - MISCELLANEOUS - 0.64%
       2,300 * Aavid Thermal Technologies, Inc. ...............   $       53,188
       3,500 * Alpha Industries, Inc. .........................          211,750
       7,900   Cmp Group, Inc. ................................          213,793
       3,800 * Dsp Group, Inc. ................................          264,338
       3,600 * Emulex Corp. ...................................          585,000
       5,300   Harmon Industries, Inc. ........................           65,588
                                                                  --------------
                                                                       1,393,657
                                                                  --------------
               ELECTRICAL EQUIPMENT - 2.34%
       7,900   AMETEK, Inc. ...................................          158,000
      19,400 * AMKOR Technologies, Inc. .......................          523,800
       3,900 * Amphenol Corp., Class A.........................          266,418
       6,000 * ANTEC Corp. ....................................          336,000
       9,000   Avista Corp. ...................................          146,250
       5,900   Belden, Inc. ...................................          118,000
       2,600 * Benchmark Electronics, Inc. ....................           57,850
       2,100   C & D Technologies, Inc. .......................           82,163
       6,800 * Cable Design Technologies Corp. ................          162,774
       2,500 * Dbt Online, Inc. ...............................           48,125
      15,500 * Digital Microwave Corp. ........................          244,124
       6,450 * Electro Rent Corp. .............................           76,594
       3,200 * Electro Scientific Industries, Inc. ............          187,000
       6,500 * Esterline Technologies Corp. ...................           81,656
      10,100   General Cable Corp. ............................           78,275
         445   General Electric Co. ...........................           57,902
       7,000 * GenRad, Inc. ...................................          123,813
       8,700 * Identix, Inc. ..................................           76,669
      10,900 * Intergraph Corp. ...............................           49,391
       9,300 * Kemet Corp. ....................................          337,125
       7,100 * Kent Electronics Corp. .........................          162,856
       5,100 * Littelfuse, Inc. ...............................          107,100
       9,700 * Mail-Well, Inc. ................................          115,794
       3,600 * NeoMagic Corp. .................................           32,625
       3,000 * Northeast Optic Network, Inc. ..................          195,000
       4,900 * Pinnacle Holdings, Inc. ........................          139,955
       3,900 * Plexus Corp. ...................................          153,562
       5,200 * Power Integrations, Inc. .......................          207,350
       4,200   Standex International Corp. ....................           88,725
       1,200 * Thermo Ecotek Corp. ............................            8,850
       5,850   Thomas Industries, Inc. ........................           94,331
       4,700 * Triumph Group, Inc. ............................          114,268
      11,100 * UCAR International, Inc. .......................          248,362
       6,800 * Vicor Corp. ....................................          220,150
       4,500 * WESCO International, Inc. ......................           28,688
                                                                  --------------
                                                                       5,129,545
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               ELECTRONIC INSTRUMENTS - 3.32%
      15,900 * Ampex Corp., Class A............................   $       72,544
       1,650 * Analogic Corp. .................................           49,242
       4,300 * Arguss Holdings, Inc. ..........................           58,856
       9,600   BMC Industries, Inc. ...........................           52,200
       5,000 * BriteSmile, Inc. ...............................           48,125
      10,800 * C-Cube Microsystems, Inc. ......................          483,467
       9,100 * Checkpoint Systems, Inc. .......................           72,231
      13,000 * Commscope, Inc. ................................          547,625
       6,800   CTS Corp. ......................................          545,275
       5,400 * Dionex Corp. ...................................          209,925
       6,500   Gerber Scientific, Inc. ........................          125,125
       3,400 * Hadco Corp. ....................................          160,650
       3,975   Harman International Industries, Inc. ..........          204,713
       6,600 * Harmonic Lightwaves, Inc. ......................          396,825
       9,400 * Imation Corp. ..................................          302,561
      12,300 * InterDigital Communications Corp. ..............          124,538
      11,000 * Lattice Semiconductor Corp. ....................          492,250
       6,700 * LTX Corp. ......................................          120,600
       7,700 * MagnaTek, Inc. .................................           51,494
       8,550   Methode Electronics, Inc., Class A..............          230,850
       6,815 * Metromedia Fiber Network, Inc. .................          264,081
       9,400 * Mettler-Toledo International, Inc. .............          334,288
       1,400 * Molecular Devices Corp. ........................           42,438
       2,400 * Optical Cable Corp. ............................           44,250
       2,600   Park Electrochemical Corp. .....................           85,475
       4,700 * Performance Food Group Co. .....................          117,500
       6,937   Pioneer-Standard Electronics, Inc. .............           94,517
       8,400   Pittston BAX Group..............................           79,800
       7,600   Pittston Brink's Group..........................          144,400
      12,600 * Read-Rite Corp. ................................           69,300
       5,400 * Sawtek, Inc. ...................................          246,374
       7,600 * Semtech Corp. ..................................          370,737
      16,900 * Sensormatic Electronics Corp. ..................          269,343
       3,500   Technitrol, Inc. ...............................          150,063
      10,800   Tektronix, Inc. ................................          367,200
       9,000 * Thermedics, Inc. ...............................           51,188
       5,200 * ThermoQuest Corp. ..............................           53,625
       3,100 * Thermospectra Corp. ............................           49,406
       4,600 * Varian, Inc. ...................................           96,025
                                                                  --------------
                                                                       7,279,106
                                                                  --------------

--------------------------------------------------------------------------------

 November 30, 1999 (Unaudited)                                  23
                        SMALL CAP INDEX FUND - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               ENTERTAINMENT - 0.73%
       3,600 * AMC Entertainment, Inc. ........................   $       36,450
       7,300 * Argosy Gaming Co. ..............................          103,113
       7,500 * Ascent Entertainment Group, Inc. ...............           90,938
      10,600 * Aztar Corp. ....................................          113,288
       2,400 * Carmike Cinemas, Inc., Class A..................           30,000
       7,000 * Florida Panthers Holdings, Inc. ................           61,250
       4,300   Gaylord Entertainment Co. ......................          129,805
       1,900 * GC Companies, Inc. .............................           53,556
       9,200 * GTECH Holdings Corp. ...........................          193,200
       8,400 * Hollywood Entertainment Corp. ..................          118,650
       5,900 * Marvel Enterprises, Inc. .......................           36,875
       6,946 * Midway Games, Inc. .............................          150,206
       4,800 * Playboy Enterprises, Inc. ......................           99,900
       4,000 * THQ, Inc. ......................................          215,000
      10,600 * Trans World Entertainment Corp. ................          116,600
       2,200 * Trendwest Resorts, Inc. ........................           45,375
                                                                  --------------
                                                                       1,594,206
                                                                  --------------
               FERTILIZERS - 0.13%
       9,400   Delta & Pine Land Co. ..........................          240,288
       6,604   Mississippi Chemical Corp. .....................           35,084
       8,400   Terra Industries, Inc. .........................           17,325
                                                                  --------------
                                                                         292,697
                                                                  --------------
               FINANCE COMPANIES - 0.37%
       7,700 * Contifinancial Corp. ...........................            2,406
      11,500 * Credit Acceptance Corp. ........................           46,000
       8,000   Doral Financial Corp. ..........................           95,500
       3,900 * First Sierra Financial, Inc. ...................           83,118
       8,034 * Imperial Credit Industries, Inc. ...............           45,191
       2,200 * Next Card, Inc. ................................           73,013
       2,766   Oriental Financial Group, Inc. .................           62,061
      12,900   Phoenix Investment Partners, Ltd. ..............          100,780
         106 * Search Financial Services, Inc. ................                -
       1,100   Siebert Financial Corp. ........................           18,975
       2,400   Student Loan Corp. .............................          118,200
       2,400 * Triad Guaranty, Inc. ...........................           54,600
      17,800 * UniCapital Corp. ...............................           40,050
       2,800   WFS Financial, Inc. ............................           62,825
                                                                  --------------
                                                                         802,719
                                                                  --------------

   NUMBER
  OF SHARES                                                       MARKET VALUE

-------------------------------------------------------------------------------
               FINANCIAL SERVICES - 0.86%
       4,700   Advanta Corp...................................   $       81,956
       4,400   Advest Group, Inc..............................           78,924
       5,300 * Affiliated Managers Group, Inc.................          157,675
       3,800 * Charles River Associates, Inc..................          114,950
       5,100 * Coinstar, Inc..................................           53,231
       3,500   Conning Corp...................................           29,750
         400   Dudd & Phelps Credit Rating Co.................           31,850
       6,200 * International Telecommunications Data Systems,
               Inc............................................           80,600
       5,100   Jefferies Group, Inc...........................          101,363
       8,000   Leucadia National Corp.........................          174,500
       5,200   Medallion Financial Corp.......................          102,050
       3,400 * NCO Group, Inc.................................          157,675
       4,500 * New Century Financial Corp.....................           70,875
       5,600   Resource America, Inc..........................           47,600
       6,200   Richmond Count Financial Corp..................          105,788
       3,520   Southwest Securities Group, Inc................           99,880
       2,900 * TheStreet.com, Inc.............................           46,219
       5,800 * Track Data Corp................................           35,525
      13,100   United Asset Management Corp...................          252,992
       2,100   Value Line, Inc................................           72,713
                                                                 --------------
                                                                      1,896,116
                                                                 --------------
               FOODS - 1.47%
       2,700 * Agribrands International, Inc..................          127,068
       4,400 * American Italian Pasta Co., Class A............          132,275
      15,600   Chiquita Brands International, Inc.............           68,250
       9,200   Corn Products International, Inc...............          288,650
       9,700 * Del Monte Foods Co. ...........................          130,344
       6,400   Dreyer's Grand Ice Cream, Inc..................          106,400
      10,500   Earthgrains Co.................................          190,313
       3,900 * Grand Union Co.................................           41,438
       2,100 * Hain Food Group, Inc...........................           48,038
       3,800 * International Home Foods, Inc..................           66,738
       4,400   International Multifoods Corp..................           61,325
       3,600   Interpool, Inc.................................           31,950
       4,100 * J & J Snack Foods Corp.........................           76,875
       6,200   J.M. Smucker Co., Class A......................          124,774
       6,000   Lance, Inc.....................................           62,625
       3,800   Michael Foods, Inc.............................           95,238
      15,600 * NBTY, Inc......................................          152,587

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               FOODS - Continued
       3,200   Pilgrims Pride Corp.............................   $       24,800
       1,600   Pilgrims Pride Corp., Class A...................            9,400
       7,840 * Ralcorp Holdings, Inc...........................          153,370
       4,200   Riviana Foods, Inc..............................           80,325
         300   Seaboard Corp...................................           70,200
       8,200 * Suiza Foods Corp................................          294,688
      12,000   Trinity Industries, Inc.........................          351,000
       4,100 * United Natural Foods, Inc.......................           34,338
      11,600   Universal Foods Corp............................          246,500
       7,300 * Vlasic Foods International, Inc.................           56,575
       2,700 * Wild Oats Markets, Inc..........................           96,188
                                                                  --------------
                                                                       3,222,272
                                                                  --------------
               FOOTWEAR - 0.30%
       1,700 * Cole, K. Productions, Inc., Class A.............           77,987
       6,200 * Genesco, Inc. ..................................           86,800
      11,850 * Just For Feet, Inc. ............................           14,442
       4,200   Justin Industries, Inc. ........................           65,363
       8,600 * Reebok International, Ltd. .....................           77,400
      12,100   Stride Rite Corp. ..............................           77,138
       3,200 * Timberland Co., Class A.........................          153,600
      10,400   Wolverine World Wide, Inc. .....................          113,750
                                                                  --------------
                                                                         666,480
                                                                  --------------
               FREIGHT - 0.53%
       7,450   Air Express International Corp. ................          240,263
      10,400   Airborne Freight Corp. .........................          241,150
       4,200 * Eagle USA Airfreight, Inc. .....................          141,488
       7,800   J.B. Hunt Transport Services, Inc. .............          104,325
       8,412 * Kirby Corp. ....................................          154,570
      14,000   OMI Corp. ......................................           23,625
       7,300   Overseas Shipholding Group, Inc. ...............          106,762
       2,900 * SEACOR SMIT, Inc. ..............................          150,438
                                                                  --------------
                                                                       1,162,621
                                                                  --------------
               GOLD MINING - 0.04%
      32,600 * Battle Mountain Gold Co. .......................           81,500
                                                                  --------------
               HARDWARE & TOOLS - 0.05%
       3,900   Barnes Group, Inc. .............................           63,375
       1,900   Lawson Products, Inc. ..........................           43,225
                                                                  --------------
                                                                         106,600
                                                                  --------------

--------------------------------------------------------------------------------

 24                                  November 30, 1999 (Unaudited)
                        SMALL CAP INDEX FUND - CONTINUED

   NUMBER
 OF SHARES                                                          MARKET VALUE

--------------------------------------------------------------------------------
              HEALTHCARE - 1.76%
      2,300 * Accredo Health, Inc. ..............................   $     63,394
      2,300 * Advance Paradigm, Inc. ............................         91,425
      5,400 * Alterra Healthcare Corp. ..........................         40,838
     12,700 * Apria Healthcare Group, Inc. ......................        177,005
      3,619   Block Drug Co., Inc., Class A......................        106,094
     44,500 * Caremark Rx, Inc. .................................        203,031
      3,500 * CareMatrix Corp. ..................................          7,219
     10,300 * First Health Group Corp. ..........................        259,430
      4,700 * Hanger Orthopedic Group, Inc. .....................         48,175
      5,900 * Henry Schein, Inc. ................................         75,594
      5,300   Hooper Holmes, Inc. ...............................        125,213
      6,100 * ImClone Systems, Inc. .............................        221,888
      9,600 * Integrated Health Services, Inc. ..................          3,600
      8,300   Invacare Corp. ....................................        174,819
     19,000 * Laboratory Corp. of America Holdings...............         71,250
        580 * LTC Healthcare, Inc. ..............................            834
      1,500 * MAXIMUS, Inc. .....................................         42,000
      9,500 * Medquist, Inc. ....................................        270,750
      6,200   Mentor Corp. ......................................        144,925
      8,800 * NCS HealthCare, Inc., Class A......................         23,375
      5,800 * Onhealth Network Co. ..............................         50,750
      2,300 * Osteotech, Inc. ...................................         32,200
      5,875 * Patterson Dental Co. ..............................        269,515
      4,699 * Pharmaceutical Product Development, Inc. ..........         58,150
     15,700 * PhyCor, Inc. ......................................         23,550
      2,304 * Priority Healthcare Corp. .........................         57,024
      2,000 * Professional Detailing, Inc. ......................         53,000
      3,100 * Province Healthcare Co. ...........................         63,744
     17,700 * Quorum Health Group, Inc. .........................        158,194
     10,875 * Renal Care Group, Inc. ............................        222,938
      8,196 * Respironics, Inc. .................................         65,056
      6,800 * Sierra Health Services, Inc. ......................         63,750
     15,000 * Steris Corp. ......................................        195,000
     11,088 * Sun Healthcare Group, Inc. ........................            499
      8,300 * Sunrise Medical, Inc. .............................         49,800
      2,400 * Superior Consultant Holdings Corp. ................         35,100
     16,600 * Total Renal Care Holdings, Inc. ...................        118,275
      5,600 * United Payors & Providers, Inc. ...................         89,600
     13,300 * US Oncology, Inc. .................................         62,758
      1,600   Vital Signs, Inc. .................................         37,200
                                                                    ------------
                                                                       3,856,962
                                                                    ------------

   NUMBER
 OF SHARES                                                          MARKET VALUE

--------------------------------------------------------------------------------
              HEAVY DUTY TRUCKS/PARTS - 0.30%
      5,400   Bandag, Inc. ......................................   $    130,950
      2,200   Detroit Diesel Corp. ..............................         40,425
     11,200   Federal Signal Corp. ..............................        189,700
      1,050   Oshkosh Truck Corp., Class B.......................         29,006
      4,700 * Terex Corp. .......................................        131,600
      8,200   Titan International, Inc. .........................         54,325
      5,850   Wabash National Corp. .............................         85,922
                                                                    ------------
                                                                         661,928
                                                                    ------------
              HOME BUILDERS - 0.69%
     12,205   D R Horton, Inc. ..................................        167,818
      5,400 * Del Webb Corp. ....................................        123,525
     10,800 * Fairfield Communities, Inc. .......................        128,925
     11,700   Kaufman & Broad Home Corp. ........................        258,862
      5,600   M.D.C. Holdings, Inc. .............................         83,650
      2,400 * NVR, Inc. .........................................        116,700
      4,781 * Palm Harbor Homes, Inc. ...........................         86,656
      6,900   Pulte Corp. .......................................        138,431
      4,800   Ryland Group, Inc. ................................        109,200
      8,200   Standard Pacific Corp. ............................         90,200
      6,200 * Toll Brothers, Inc. ...............................        110,825
      3,470 * U.S. Home Corp. ...................................         89,353
                                                                    ------------
                                                                       1,504,145
                                                                    ------------
              HOSPITAL MANAGEMENT - 0.38%
     18,400 * Beverly Enterprises, Inc. .........................         73,600
     14,400 * Coventry Health Care, Inc. ........................         82,800
      6,100 * Eclipsys Corp. ....................................        148,687
      1,498 * Healtheon/Webmd Corp. .............................         68,065
      4,100 * Lifepoint Hospitals, Inc. .........................         48,175
      7,900 * Magellan Health Services, Inc. ....................         49,375
      9,800 * Orthodontic Centers of America, Inc. ..............        119,437
      3,900 * Pediatrix Medical Group, Inc. .....................         30,225
      3,600 * Sunquest Information Systems, Inc. ................         49,050
      4,100 * Sunrise Assisted Living, Inc. .....................         53,813
      3,500 * Triad Hospitals, Inc. .............................         43,313
     13,300   Ventas, Inc. ......................................         65,669
                                                                    ------------
                                                                         832,209
                                                                    ------------
              HOSPITAL SUPPLIES - 1.05%
      2,430   Abbott Laboratories................................         92,340
      5,700 * Acuson Corp. ......................................         65,906
      3,400   Arrow International, Inc. .........................        101,787
     12,500 * Bio-Technology General Corp. ......................        150,000

   NUMBER
 OF SHARES                                                          MARKET VALUE

--------------------------------------------------------------------------------
              HOSPITAL SUPPLIES - Continued
      2,500 * Closure Medical Corp. .............................   $     34,688
      6,000 * Coherent, Inc. ....................................        159,000
      3,800 * CONMED Corp. ......................................         95,950
      4,700 * Datascope Corp. ...................................        174,340
      2,900   Diagnostic Products Corp. .........................         73,044
      7,900 * Isis Pharmaceuticals, Inc. ........................        123,438
      1,900   Landauer, Inc. ....................................         47,025
      6,726   Medtronic, Inc. ...................................        261,473
      8,350   Owens & Minor, Inc. ...............................         78,281
     17,075 * PSS World Medical, Inc. ...........................        171,284
      9,300 * Safeskin Corp. ....................................        112,763
     10,500 * Summit Technology, Inc. ...........................        201,469
      4,800 * TECHE Corp. .......................................        233,100
      9,800 * Theragenics Corp. .................................         93,713
      2,500 * Thermo BioAnalysis Corp. ..........................         44,063
                                                                    ------------
                                                                       2,313,664
                                                                    ------------
              HOUSEHOLD PRODUCTS - 0.48%
        700   Bush Industries, Inc. .............................         11,200
      9,600   Church & Dwight Co., Inc. .........................        268,800
      3,600 * Cost Plus, Inc. ...................................        133,200
      6,000   Libbey, Inc. ......................................        159,000
      5,900   Pittway Corp., Class A.............................        182,900
     16,300   Tupperware Corp. ..................................        290,344
                                                                    ------------
                                                                       1,045,444
                                                                    ------------
              HUMAN RESOURCES - 0.59%
      1,900 * AHL Services, Inc. ................................         34,913
      4,500 * Careerbuilder, Inc. ...............................         30,938
      4,500 * Cornell Corrections, Inc. .........................         51,469
     16,380 * Interim Services, Inc. ............................        302,006
      2,600   Kelly Services, Inc., Class A......................         68,169
      2,600 * Korn/Ferry International...........................         58,825
      8,550 * Labor Ready, Inc. .................................        108,478
      8,100 * Metamor Worldwide, Inc. ...........................        213,637
     16,900   Olsten Corp. ......................................        171,112
      7,700 * Personnel Group of America, Inc. ..................         60,156
      2,200 * Probusiness Services, Inc. ........................         63,800
      6,900 * Staff Leasing, Inc. ...............................         57,788
     10,300 * Staffmark, Inc. ...................................         82,078
                                                                    ------------
                                                                       1,303,369
                                                                    ------------
              INFORMATION PROCESSING - 1.70%
      2,500 * Administaff, Inc. .................................         41,875
      2,850 * Advent Software, Inc. .............................        159,600

--------------------------------------------------------------------------------

 November 30, 1999 (Unaudited)                                  25
                        SMALL CAP INDEX FUND - CONTINUED

   NUMBER
 OF SHARES                                                          MARKET VALUE

--------------------------------------------------------------------------------
              INFORMATION PROCESSING - Continued
     12,300 * American Management Systems, Inc. .................   $    361,312
      5,500 * Ashton Technology Group, Inc. .....................         35,406
      5,000 * CACI International, Inc. ..........................        110,000
      4,200 * CAIS Internet, Inc. ...............................         54,863
      7,200 * ChoicePoint, Inc. .................................        240,300
     17,550 * CHS Electronics, Inc. .............................         12,066
      4,000 * Complete Business Solutions, Inc. .................         75,750
      2,500 * Earthweb, Inc. ....................................         94,063
      1,400 * F.Y.I., Inc. ......................................         44,800
      2,400 * Fidelity Holdings, Inc. ...........................         37,500
      4,500 * Go2Net, Inc. ......................................        328,781
      4,800 * InfoUSA, Inc., Class B.............................         30,000
      5,200 * Intraware, Inc. ...................................        158,600
      3,500 * Juno Online Services, Inc. ........................         59,938
     11,400 * Learn2.com, Inc. ..................................         34,200
      4,000 * MapQuest.com, Inc. ................................         99,500
      4,000 * Maxwell Technologies, Inc. ........................         43,000
      6,800 * Micrel, Inc. ......................................        334,900
      4,600 * Pegasystems, Inc. .................................         35,075
      5,600 * Quanta Services, Inc. .............................        156,800
      5,500 * Rare Medium Group, Inc. ...........................        152,624
      7,885 * S1 Corp. ..........................................        380,432
      5,900 * Sipex Corp. .......................................         81,863
      5,200 * Spyglass, Inc. ....................................        147,550
     20,200 * Sybase, Inc. ......................................        325,724
      9,100 * Systemax, Inc. ....................................         88,156
                                                                    ------------
                                                                       3,724,678
                                                                    ------------
              INFORMATION PROCESSING -
              BUSINESS SOFTWARE - 3.73%
      2,300 * 24/7 Media, Inc. ..................................        116,725
      2,200 * Actuate Software Corp. ............................        134,200
      2,200 * Allaire Corp. .....................................        334,125
      4,700 * Appliedtheory Corp. ...............................         84,013
      5,900 * Aspect Development, Inc. ..........................        281,724
      6,400 * Aspen Technology, Inc. ............................        120,800
      8,700 * AXENT Technologies, Inc. ..........................        192,487
      2,918 * Baan Company NV....................................         38,664
      4,100 * Beyond.Com Corp. ..................................         42,025
      2,900 * Bindview Development Corp. ........................         87,000
      2,600 * Bottomline Technologies, Inc. .....................         56,225
      3,700 * Brio Technology, Inc. .............................        139,213
      6,000 * Cerner Corp. ......................................        114,000

   NUMBER
 OF SHARES                                                         MARKET VALUE

-------------------------------------------------------------------------------
              INFORMATION PROCESSING - BUSINESS SOFTWARE -
              Continued
      8,900 * Ciber, Inc. ......................................   $    189,680
      5,100 * Clarify, Inc. ....................................        475,336
      1,600 * Concur Technologies, Inc. ........................         37,500
      4,200 * Engineering Animation, Inc. ......................         35,175
      6,300 * Epicor Software Corp. ............................         36,816
      1,600 * Exchange Applications, Inc. ......................         97,200
      4,100 * First Consulting Group, Inc. .....................         38,950
      2,500 * Great Plains Software, Inc. ......................        133,594
      7,900 * Harbinger Corp. ..................................        138,743
      6,200 * HNC Software, Inc. ...............................        440,200
      6,500 * Infocure Corp. ...................................        104,406
      1,300 * Informatica Corp. ................................         94,738
     51,000 * Informix Corp. ...................................        561,000
      5,000 * ISS Group, Inc. ..................................        241,250
      4,000 * Macrovision Corp. ................................        255,500
      4,600 * Mediconsult.com, Inc. ............................         39,100
      4,100 * Metro Information Services, Inc. .................         60,987
      2,000 * Micromuse, Inc. ..................................        228,750
      8,600 * Microstrategy, Inc. ..............................      1,053,500
      5,300 * Navarre Corp. ....................................         39,750
      3,600 * Onyx Software Corp. ..............................        116,100
      1,700 * Pcorder.Com, Inc. ................................         87,975
      6,000 * Peregrine Systems, Inc. ..........................        420,000
      5,500 * Private Business, Inc. ...........................         16,672
      1,700 * Proxicom, Inc. ...................................        117,300
      1,515   PSINet, Inc. .....................................         75,735
      7,400 * Quadramed Corp. ..................................         50,181
      7,100 * SAGA Systems, Inc. ...............................        151,319
      3,000 * Sanchez Computer Associates, Inc. ................        117,750
      1,900 * Silknet Software, Inc. ...........................        167,674
      6,500 * Ss&c Technologies, Inc. ..........................         34,938
      4,600 * TSI International Software, Ltd. .................        200,100
      2,400 * Unigraphics Solutions, Inc. ......................         52,950
      3,000 * Verity, Inc. .....................................        310,406
      6,400 * Visio Corp. ......................................        229,600
                                                                   ------------
                                                                      8,192,076
                                                                   ------------
              INFORMATION PROCESSING -
              COMPUTER HARDWARE
              SYSTEMS - 0.81%
      8,094 * Artesyn Technologies, Inc. .......................        176,550
     15,800 * Concurrent Computer Corp. ........................        205,400
      3,100 * Egghead.com, Inc. ................................         56,188

   NUMBER
 OF SHARES                                                          MARKET VALUE

--------------------------------------------------------------------------------
              INFORMATION PROCESSING -
              COMPUTER HARDWARE
              SYSTEMS - Continued
      3,000 * Electronics Boutique Holdings Corp. ...............   $     64,688
      3,600 * Eshare Technologies, Inc. .........................         31,950
      5,000 * Hutchinson Technology, Inc. .......................         92,500
     65,900 * Iomega Corp. ......................................        255,363
     13,700 * Komag, Inc. .......................................         32,538
      9,400 * Maxtor Corp. ......................................         56,988
      7,000 * MEMC Electronic Materials, Inc. ...................         84,000
     32,300 * Merisel, Inc. .....................................         52,488
     12,400 * Micron Electronics, Inc. ..........................        136,400
      3,400 * MIPS Technologies, Inc., Class A ..................        150,025
      2,600 * Netopia, Inc. .....................................        144,950
      5,700 * OEA, Inc. .........................................         30,994
      7,400 * PubliCARD, Inc. ...................................         43,475
      4,200 * Radiant Systems, Inc. .............................        103,950
     17,300 * Western Digitial Corp. ............................         68,119
                                                                    ------------
                                                                       1,786,566
                                                                    ------------
              INFORMATION PROCESSING - COMPUTER SERVICES - 1.46%
      5,400 * AnswerThink Consulting Group, Inc. ................        140,063
     10,200 * Cambridge Technology Partners, Inc. ...............        146,625
      3,300 * Catapult Communications Corp. .....................         64,144
      8,425 * Computer Horizons Corp. ...........................        118,477
      5,900   Computer Task Group, Inc. .........................         87,393
      7,700 * Cotelligent, Inc. .................................         32,244
      4,900   Creative Computers, Inc. ..........................         47,163
      6,100 * Datastream Systems, Inc. ..........................         85,400
      2,300 * Digital River, Inc. ...............................         70,150
      2,400   Factset Research Systems, Inc. ....................        148,800
      1,700 * Forrester Research, Inc. ..........................         82,663
      1,500 * Globix Corp. ......................................         59,906
      2,500 * IVillage, Inc. ....................................         70,781
      3,700 * Latitude Communications, Inc. .....................         90,650
      8,500 * Mastech Corp. .....................................        159,906
      1,700 * Media Metrix, Inc. ................................         62,900
      4,800 * Messagemedia, Inc. ................................         78,600
      2,800 * OneMain.com, Inc. .................................         52,150
      2,100 * Pegasus Systems, Inc. .............................        107,100
      6,400 * Presstek, Inc. ....................................         70,400
      7,300 * Sagent Technology, Inc. ...........................        145,087
      4,000 * Source Information Management Co. .................         61,000
      2,700 * Startek, Inc. .....................................         61,931

--------------------------------------------------------------------------------

 26                                  November 30, 1999 (Unaudited)
                        SMALL CAP INDEX FUND - CONTINUED

   NUMBER
 OF SHARES                                                         MARKET VALUE

-------------------------------------------------------------------------------
              INFORMATION PROCESSING - COMPUTER SERVICES -
              Continued
      4,200 * Syntel, Inc. .....................................   $     52,500
      3,400 * USinternetworking, Inc. ..........................        186,363
      7,900 * Vantive Corp. ....................................        122,450
      7,400 * Verticalnet, Inc. ................................        648,425
      3,300 * Zixit Corp. ......................................        142,725
                                                                   ------------
                                                                      3,195,996
                                                                   ------------
              INFORMATION PROCESSING - CONSUMER SOFTWARE - 1.11%
     13,800 * BroadVision, Inc. ................................      1,284,260
      8,000 * Caprock Communications Corp. .....................        195,000
      3,900 * Imrglobal Corp. ..................................         44,606
      1,500 * Intervu, Inc. ....................................         93,375
      7,000 * MTI Technology Corp. .............................        196,000
      6,900 * Open Market, Inc. ................................        254,006
      2,600 * Pervasive Software, Inc. .........................         35,588
      3,100 * SCM Microsystems, Inc. ...........................        195,300
      2,600 * Tenfold Corp. ....................................         78,325
      1,800 * Worldgate Communication, Inc. ....................         58,613
                                                                   ------------
                                                                      2,435,073
                                                                   ------------
              INFORMATION PROCESSING -
              DATA SERVICES - 4.82%
      3,300 * Activision, Inc. .................................         49,552
      3,800 * Advanced Digital Information Corp. ...............        170,763
      2,400 * Anacomp, Inc. ....................................         43,350
      5,500   Analysts International Corp. .....................         65,656
      7,800 * Anixter International, Inc. ......................        158,924
      6,220 * Applied Graphics Technologies, Inc. ..............         58,313
      4,900 * Ardent Software, Inc. ............................        128,625
      1,932 * At Home Corp. ....................................         93,702
      8,408 * Avant! Corp. .....................................        131,375
      2,850 * Barra, Inc. ......................................         83,006
      3,600 * Bell & Howell Co. ................................        111,600
      4,400 * Black Box Corp. ..................................        261,800
      6,200 * CCC Information Services Group, Inc. .............         67,813
      6,900 * Computer Network Technology Corp. ................        139,725
      1,650 * Computer Sciences Corp. ..........................        107,597
      6,000 * Cybercash, Inc. ..................................         65,250
      4,000 * Data Transmission Network Corp. ..................         82,250
      5,700 * Documentum, Inc. .................................        191,663
      3,843 * EMC Corp. ........................................        321,131

   NUMBER
 OF SHARES                                                          MARKET VALUE

--------------------------------------------------------------------------------
              INFORMATION PROCESSING -
              DATA SERVICES - Continued
      4,600 * Excalibur Technologies Corp. ......................   $     61,238
      2,600   Fair Issac & Co., Inc. ............................        110,500
      8,800 * FileNet Corp. .....................................        176,000
      9,200 * GT Interactive Software Corp. .....................         18,975
      3,250   Henry Jack & Associates, Inc. .....................        128,578
      7,410 * Hyperion Solutions Corp. ..........................        202,848
      4,700 * IDX Systems Corp. .................................         99,581
      3,900 * In Focus Systems, Inc. ............................         81,413
      7,400 * Information Resources, Inc. .......................         74,000
      6,300   Innovex, Inc. .....................................         56,700
      2,900 * INSpire Insurance Solutions, Inc. .................         18,125
      7,600 * Integrated Systems, Inc. ..........................        218,025
      6,150 * JDA Software Group, Inc. ..........................         86,100
      3,050 * Kronos, Inc. ......................................        158,219
      5,700 * Learning Tree International, Inc. .................        142,144
      7,100 * Manugistics Group, Inc. ...........................        118,925
      8,600 * Mapics, Inc. ......................................         81,700
     15,800 * Mentor Graphics Corp. .............................        142,200
      9,800 * Mercury Interactive Corp. .........................        814,625
      3,900 * MICROS Systems, Inc. ..............................        197,194
      6,000   MTS Systems Corp. .................................         59,250
      7,800   National Computer Systems, Inc. ...................        299,324
      5,775 * National Instruments Corp. ........................        173,250
      6,000 * Nvidia Corp. ......................................        207,750
     10,645 * Paxar Corp. .......................................         90,483
      9,100 * Phoenix Technologies, Ltd. ........................        130,813
      7,500 * Physician Computer Network, Inc. ..................          1,500
      3,600 * Pinnacle Systems, Inc. ............................        118,800
      7,300 * Policy Management Systems Corp. ...................        146,913
      5,285 * Primark Corp. .....................................        140,383
      6,350 * Profit Recovery Group
              International, Inc. ...............................        235,248
      5,050 * Progress Software Corp. ...........................        201,369
      2,300 * Project Software & Development, Inc. ..............        205,275
      6,800 * ProxyMed, Inc. ....................................         75,225
      2,550 * QRS Corp. .........................................        148,219
      4,020 * Renaissance Worldwide, Inc. .......................         19,095
     12,600 * S3, Inc. ..........................................        105,525
      5,000 * Sandisk Corp. .....................................        330,313
      8,400 * Santa Cruz Operation, Inc. ........................        125,474
      6,700 * SMART Modular Technologies, Inc. ..................        281,400
      8,600 * Structural Dynamic Research Corp. .................         91,644

   NUMBER
 OF SHARES                                                          MARKET VALUE

--------------------------------------------------------------------------------
              INFORMATION PROCESSING -
              DATA SERVICES - Continued
      4,200 * Sykes Enterprises, Inc. ...........................   $    167,738
      9,100 * Systems & Computer
              Technology Corp. ..................................        130,244
     10,025 * Technology Solutions Co. ..........................        274,434
      3,900 * Telescan, Inc. ....................................        104,813
      7,500 * Transaction Systems Architects, Inc., Class A .....        262,031
      2,500 * Volt Information Sciences, Inc. ...................         55,781
      9,700 * Wave Systems Corp. ................................        130,950
      8,075 * Wind River Systems, Inc. ..........................        278,588
      5,900 * Xircom, Inc. ......................................        309,750
      5,900 * Zebra Technologies Corp., Class A .................        356,212
                                                                    ------------
                                                                      10,576,979
                                                                    ------------
              INFORMATION PROCESSING - NETWORKING - 0.85%
      3,900 * ACT Networks, Inc. ................................         31,688
      4,500 * Apex, Inc. ........................................        105,750
      7,400 * Banyan Systems, Inc. ..............................        106,375
     10,800 * Concentric Network Corp. ..........................        307,125
      3,200 * Concord Communications, Inc. ......................        171,200
      2,400 * Entrust Technologies, Inc. ........................         86,550
      6,200 * Hypercom Corp. ....................................         58,513
     10,200 * Picturetel Corp. ..................................         49,725
      5,700 * Remedy Corp. ......................................        198,788
      8,900 * RSA Security, Inc. ................................        331,524
      5,000 * RWD Technologies, Inc. ............................         40,625
      4,900 * Visual Networking, Inc. ...........................        289,100
      4,600 * Ziff-Davis, Inc. ..................................         84,813
                                                                    ------------
                                                                       1,861,776
                                                                    ------------
              INSURANCE - CASUALTY - 0.55%
      4,000 * Acceptance Insurance Co., Inc. ....................         25,500
      2,900   Baldwin & Lyons, Inc., Class B ....................         60,175
      6,200   Commerce Group, Inc. ..............................        172,825
      3,100   E.W. Blanch Holdings, Inc. ........................        179,800
      2,100 * FPIC Insurance Group, Inc. ........................         39,900
      8,217   Frontier Insurance Group, Inc. ....................         24,651
      9,800   HCC Insurance Holdings, Inc. ......................        104,125
      2,700   Midland Co. .......................................         62,775
      1,300   Pma Capital Corp. .................................         25,755
      9,200   Reliance Group Holdings, Inc. .....................         36,800

--------------------------------------------------------------------------------

 November 30, 1999 (Unaudited)                                  27
                        SMALL CAP INDEX FUND - CONTINUED

   NUMBER
 OF SHARES                                                          MARKET VALUE

--------------------------------------------------------------------------------
              INSURANCE - CASUALTY - Continued
      5,900 * Risk Capital Holdings, Inc. .......................   $     76,331
      2,100   RLI Corp. .........................................         71,400
      9,700   Selective Insurance Group, Inc. ...................        169,750
      2,900   Stewart Information Services Corp. ................         39,150
      2,600 * Superior National Insurance
              Group, Inc. .......................................          7,963
      3,350   Trenwick Group, Inc. ..............................         68,047
      1,805   United Fire & Casualty Co. ........................         39,259
                                                                    ------------
                                                                       1,204,206
                                                                    ------------
              INSURANCE - LIFE - 0.51%
      4,100   Guarantee Life Co., Inc. ..........................        129,150
      1,600   Kansas City Life Insurance Co. ....................         56,000
     13,700   Mony Group, Inc. ..................................        404,150
        500 * National Western Life Insurance Co., Class A ......         40,500
      6,000   Presidential Life Corp. ...........................        105,000
      1,500   StanCorp Financial Group, Inc. ....................         41,437
      9,300 * UICI ..............................................        227,850
      5,350   W. R. Berkley Corp. ...............................        114,356
                                                                    ------------
                                                                       1,118,443
                                                                    ------------
              INSURANCE - MISCELLANEOUS - 1.15%
      4,300   Arthur J. Gallagher & Co. .........................        234,350
      3,687   Brown & Brown, Inc. ...............................        143,793
      5,600   Capital Re Corp. ..................................         77,000
      3,400   Chicago Title Corp. ...............................        154,488
      9,000   Crawford & Co., Class B ...........................        117,000
      6,750   Fidelity National Financial, Inc. .................        101,672
      4,600   Foremost Corp. of America .........................        129,950
      3,200   Harleysville Group, Inc. ..........................         48,200
      8,950   HSB Group, Inc. ...................................        314,369
      2,747   Liberty Corp. .....................................        125,675
     13,200 * Mid Atlantic Medical Services, Inc. ...............        105,600
      8,300   MMI Companies, Inc. ...............................         33,719
     15,200   Ohio Casualty Corp. ...............................        234,175
      4,400 * PICO Holdings, Inc. ...............................         66,275
      7,499   Radian Group, Inc. ................................        366,513
      2,900   SCPIE Holdings, Inc. ..............................        100,956
      1,050   White Moutains Insurance Group, Inc. ..............        123,900
      2,400   Zenith National Insurance Corp. ...................         49,800
                                                                    ------------
                                                                       2,527,435
                                                                    ------------

   NUMBER
 OF SHARES                                                          MARKET VALUE

--------------------------------------------------------------------------------
              INSURANCE - MULTILINE - 0.82%
      6,950   Alfa Corp. ........................................   $    120,756
        700 * Alleghany, Corp. ..................................        134,400
      5,263   Allstate Corp. ....................................        137,825
      3,578   American Annuity Group, Inc. ......................         57,695
      4,353   AmerUs Life Holdings, Inc. ........................        102,568
      4,400   Argonaut Group, Inc. ..............................        101,750
      4,300   CNA Surety Corp. ..................................         47,838
      3,708 * Delphi Financial Group, Inc., Class A .............        114,938
      6,600   FBL Financial Group, Inc., Class A ................        114,675
     10,400   Horace Mann Educators Corp. .......................        228,150
      4,100   LandAmerica Financial Group, Inc. .................         79,694
      1,050 * Markel Corp. ......................................        165,113
      5,540 * Medical Assurance, Inc. ...........................        121,534
      4,180 * Professionals Group, Inc. .........................        107,374
      3,200 * Provident American Corp. ..........................         96,000
      8,400 * Unistar Financial Service Corp. ...................         63,000
                                                                    ------------
                                                                       1,793,310
                                                                    ------------
              LEISURE TIME - 1.00%
     13,100 * Acclaim Entertainment, Inc. .......................         84,331
      3,700 * Action Performance Co., Inc. ......................         62,669
     15,500   AMF Bowling, Inc. .................................         49,406
      2,100 * Anchor Gaming .....................................        115,631
      5,700 * Bally Total Fitness Holding Corp. .................        129,674
      9,200 * Boyd Gaming Corp. .................................         56,925
     18,500   Callaway Golf Co. .................................        269,406
      1,600   Churchill Downs, Inc. .............................         36,500
      4,500 * Dollar Thrifty Automotive Group, Inc. .............         88,875
      5,600 * Family Golf Centers, Inc. .........................          9,275
      8,500 * Handleman Co. .....................................        131,219
      5,900 * Hollywood Park, Inc. ..............................        119,106
      4,350 * JAKKS Pacific, Inc. ...............................        105,488
      6,000   Polaris Industries, Inc. ..........................        231,000
      4,500 * Scotts Co. ........................................        180,844
      5,100 * Station Casinos, Inc. .............................        122,400
      7,150 * Sunterra Corp. ....................................         76,863
      6,800 * Vail Resorts, Inc. ................................        116,875
      5,800   Winnebago Industries, Inc. ........................        109,475
      8,000 * WMS Industries, Inc. ..............................         91,000
                                                                    ------------
                                                                       2,186,962
                                                                    ------------

   NUMBER
 OF SHARES                                                          MARKET VALUE

--------------------------------------------------------------------------------
              LODGING - 0.43%
     11,000 * Choice Hotels International, Inc. .................   $    172,562
      4,100   Deltic Timber Corp. ...............................        105,575
     17,500 * Extended Stay America, Inc. .......................        134,531
      6,039   Marcus Corp. ......................................         76,997
     11,680   Meristar Hospitality Corp. ........................        181,040
     12,800 * Prime Hospitality Corp. ...........................        111,200
      2,473   Starwood Hotels & Resorts
              Worldwide, Inc. ...................................         55,179
     40,800   Wyndham International, Inc. .......................        114,750
                                                                    ------------
                                                                         951,834
                                                                    ------------
              MACHINE TOOLS - 0.51%
     10,677 * Gilead Sciences, Inc. .............................        512,496
      8,900   Milacron, Inc. ....................................        129,606
      4,400 * PRI Automation, Inc. ..............................        208,450
      7,400   Roper Industries, Inc. ............................        275,187
                                                                    ------------
                                                                       1,125,739
                                                                    ------------
              MACHINERY - AGRICULTURE - 0.15%
     12,000   AGCO Corp. ........................................        152,250
      3,800   Lindsay Manufacturing Co. .........................         63,888
      3,500   Toro Co. ..........................................        113,531
                                                                    ------------
                                                                         329,669
                                                                    ------------
              MACHINERY - CONSTRUCTION & CONTRACTS - 0.67%
      3,600 * Astec Industries, Inc. ............................         89,550
      3,400 * CDI Corp. .........................................         82,450
      9,100   CMI Corp., Class A ................................         73,938
      3,000   Columbus McKinnon Corp. ...........................         31,125
     13,800   Foster Wheeler Corp. ..............................        140,588
      4,750   Granite Construction, Inc. ........................         90,250
     23,500   Harnischfeger Industries, Inc. ....................         24,969
      7,300 * Insituform Technologies, Inc., Class A ............        182,955
      5,300 * Jacobs Engineering Group, Inc. ....................        166,619
      5,900   Kaman Corp., Class A ..............................         70,063
     11,500   Lennar Corp. ......................................        187,594
      5,822 * Morrison Knudsen Corp. ............................         50,579
      5,400   Sauer, Inc. .......................................         69,863
      2,300   Stone & Webster, Inc. .............................         37,663
      4,100   TJ International, Inc. ............................        170,919
                                                                    ------------
                                                                       1,469,125
                                                                    ------------

--------------------------------------------------------------------------------

 28                                  November 30, 1999 (Unaudited)
                        SMALL CAP INDEX FUND - CONTINUED

   NUMBER
 OF SHARES                                                          MARKET VALUE

--------------------------------------------------------------------------------
              MACHINERY -
              INDUSTRIAL/SPECIALTY - 2.37%
      6,650   AAR Corp. .........................................   $    109,725
      4,638 * Albany International Corp., Class A ...............         78,266
      5,575   Applied Industrial Technologies, Inc. .............         95,472
      9,580   Applied Power, Inc., Class A ......................        305,961
      2,300 * Asyst Technologies, Inc. ..........................         91,892
      6,873   Baldor Electric Co. ...............................        134,452
      5,680   Burlington Coat Factory
              Warehouse Corp. ...................................         72,775
      7,100 * DII Group, Inc. ...................................        448,188
      4,800   Exide Corp. .......................................         49,500
      9,000   Flowserve Corp. ...................................        156,375
      1,100   Franklin Electric Co., Inc. .......................         78,788
      5,200 * Gardner Denver, Inc. ..............................         85,150
      1,275   General Binding Corp. .............................         10,359
      5,150   Graco, Inc. .......................................        169,628
      4,500   Helix Technology Corp. ............................        182,180
      5,700   Hughes Supply, Inc. ...............................        135,019
      7,150   IDEX Corp. ........................................        197,072
      4,100 * Ionics, Inc. ......................................        109,419
     10,600   JLG Industries, Inc. ..............................        145,088
      5,800 * Kulicke and Soffa Industries, Inc. ................        206,988
      5,850   Lilly Industries, Inc., Class A ...................         81,534
      9,100   Lincoln Electric Holdings, Inc. ...................        184,844
      6,362   Manitowoc Co., Inc. ...............................        194,040
      8,200   Newport News Shipbuilding, Inc. ...................        270,600
      3,400   Nordson Corp. .....................................        166,813
      4,040 * Oak Industries, Inc. ..............................        304,263
      5,300   Regal-Beloit Corp. ................................        116,600
      2,100   Robbins & Myers, Inc. .............................         42,000
      4,400 * Specialty Equipment Companies, Inc. ...............         97,350
      6,937 * Speedfam-ipec, Inc. ...............................         82,377
      3,100 * SPS Technologies, Inc. ............................        101,525
      7,100   Stewart & Stevenson Services, Inc. ................         84,756
      8,450 * Stillwater Mining Co. .............................        204,913
      2,300   Tennant Co. .......................................         81,650
     12,300   Timken Co. ........................................        235,238
      5,600   Watts Industries, Inc., Class A....................         78,050
                                                                    ------------
                                                                       5,188,850
                                                                    ------------
              MEDICAL TECHNOLOGY - 1.96%
      3,900 * Affymetrix, Inc. ..................................        382,200
      9,800 * Alaris Medical, Inc. ..............................         19,600

   NUMBER
 OF SHARES                                                          MARKET VALUE

--------------------------------------------------------------------------------
              MEDICAL TECHNOLOGY - Continued
      3,300 * Albany Molecular Research, Inc. ...................   $     95,288
      3,700 * Aviron.............................................         59,430
      4,600 * Biomatrix, Inc. ...................................        108,100
      2,300 * Bio-Rad Laboratories, Inc., Class A................         56,781
      4,900 * Celera Genomics....................................        300,125
      6,000 * Cyberonics, Inc. ..................................        104,625
      4,700 * Cytyc Corp. .......................................        205,038
      6,600 * Dendrite International, Inc. ......................        181,500
      6,500 * Eclipse Surgical Technologies, Inc. ...............         65,000
      6,175 * Enzo Biochem, Inc. ................................        161,322
      7,900 * Enzon, Inc. .......................................        266,625
      4,000 * Gliatech, Inc. ....................................         53,000
      6,700 * Haemonetics Corp. .................................        150,750
      9,400 * IDEXX Laboratories, Inc. ..........................        173,900
      2,500 * IGEN International, Inc. ..........................         65,000
      4,700 * Laser Vision Centers, Inc. ........................         68,150
      5,600 * LaserSight, Inc. ..................................         71,750
      9,400 * Liposome, Inc. ....................................        116,912
      2,800 * On Assignment, Inc. ...............................         78,575
      8,318 * Organogenesis, Inc. ...............................         77,461
      8,233 * Per-Se Technologies, Inc. .........................         62,265
      5,900 * Protein Design Labs, Inc. .........................        236,000
      6,900 * Quest Diagnostics, Inc. ...........................        210,019
      3,700 * ResMed, Inc. ......................................        148,231
      2,800 * Sabratek Corp. ....................................          1,400
      8,275 * Serologicals Corp. ................................         58,959
      9,100 * Sunrise Technologies, Inc. ........................         94,981
      1,300 * Syncor International Corp. ........................         36,481
      4,200 * Thermo Cardiosystems, Inc. ........................         29,138
      4,100 * Transkaryotic Therapies, Inc. .....................        188,344
      8,200 * Trex Medical Corp. ................................         22,550
      5,900   Varian Medical Systems, Inc. ......................        154,137
      3,400 * Ventana Medical Systems, Inc. .....................         73,950
      3,474   West Pharmaceutical Services, Inc. ................        121,373
                                                                    ------------
                                                                       4,298,960
                                                                    ------------
              MERCHANDISE - DRUG - 0.18%
      3,800 * Duane Reade, Inc. .................................         84,075
      1,440 * Medimmune, Inc. ...................................        173,070
     16,900 * Perrigo Co. .......................................        142,066
                                                                    ------------
                                                                         399,211
                                                                    ------------

   NUMBER
 OF SHARES                                                          MARKET VALUE

--------------------------------------------------------------------------------
              MERCHANDISE - SPECIALTY - 2.11%
      1,700 * Advanced Energy Industries, Inc. ..................   $     57,163
      6,100 * Ames Department Stores, Inc. ......................        162,031
      5,018   Arctic Cat, Inc. ..................................         51,435
      5,800 * Avid Technology, Inc. .............................         64,163
      3,900 * Barnesandnoble.com, Inc. ..........................         74,100
     13,200 * Boyds Collection, Ltd. ............................        115,500
      1,600 * Bush Boake Allen, Inc. ............................         40,200
     12,900   Caseys General Stores, Inc. .......................        164,474
      9,767   Cash America International, Inc. ..................         84,851
      7,500 * Central Garden & Pet Co. ..........................         60,000
     23,800 * Charming Shoppes, Inc. ............................        154,700
     20,400 * Compucom Systems, Inc. ............................         63,750
     18,800 * CompUSA, Inc. .....................................        110,450
      4,500 * Copart, Inc. ......................................        117,000
      7,200 * Daisytek International Corp. ......................        143,100
      4,500 * Department 56, Inc. ...............................         84,094
      7,000 * Earthshell Corp. ..................................         21,000
      4,500   Enesco Group, Inc. ................................         54,844
      3,100 * Fatbrain.com, Inc. ................................        103,462
      5,700 * Finish Line, Inc. .................................         37,763
      4,575 * Fossil, Inc. ......................................         96,075
     11,200 * Franklin Covey Co. ................................         81,900
      5,200 * Guitar Center, Inc. ...............................         55,900
      2,305   Hancock Holding Co. ...............................         93,208
     21,900 * Hanover Direct, Inc. ..............................         84,863
     15,100 * Homebase, Inc. ....................................         51,906
     10,468 * Inacom Corp. ......................................         62,154
      4,500 * JLK Direct Distribution, Inc. .....................         43,875
      8,200   Jostens, Inc. .....................................        150,675
      4,400 * Keystone Automotive Industries, Inc. ..............         25,300
      4,700 * Mannatech, Inc. ...................................         27,906
      6,300 * Michaels Stores, Inc. .............................        197,663
      9,100 * Micro Warehouse, Inc. .............................        106,925
     27,400 * OfficeMax, Inc. ...................................        167,825
      6,400 * O'Sullivan Industries Holdings, Inc. ..............        109,600
      5,400 * Petco Animal Supplies, Inc. .......................         75,600
     28,700 * Petsmart, Inc. ....................................        123,769
      5,200 * Racing Champions Corp. ............................         25,838
      6,300 * Rent-Way, Inc. ....................................         96,075
     11,300 * Rexall Sundown, Inc. ..............................        115,824
      2,700   Russ Berrie and Co., Inc. .........................         68,850
      6,500   Seitel, Inc. ......................................         43,875
      1,914   South Jersey Industries, Inc. .....................         56,104

--------------------------------------------------------------------------------

 November 30, 1999 (Unaudited)                                  29
                        SMALL CAP INDEX FUND - CONTINUED

   NUMBER
 OF SHARES                                                          MARKET VALUE

--------------------------------------------------------------------------------
              MERCHANDISE - SPECIALTY - Continued
      7,400 * Spiegel, Inc., Class A ............................   $     59,200
      4,500 * SportsLine.com, Inc. ..............................        214,875
      9,800   Sturm, Ruger & Co., Inc. ..........................         88,200
     10,300 * Sunglass Hut International, Inc. ..................        126,175
      2,500 * Tropical Sportswear
              International Corp. ...............................         45,000
      9,700 * Twinlab Corp. .....................................         94,575
      7,800 * United Stationers, Inc. ...........................        181,350
     14,800 * US Office Products Co. ............................         53,650
      4,500 * West Marine, Inc. .................................         38,531
                                                                    ------------
                                                                       4,627,346
                                                                    ------------
              MERCHANDISING -
              DEPARTMENT - 0.26%
      1,000 * 99 Cents Only Stores ..............................         28,375
      1,000 * Alexander's, Inc. .................................         74,000
     16,700 * Borders Group, Inc. ...............................        258,850
         16   May Department Stores Co. .........................            538
     23,600   Pier 1 Imports, Inc. ..............................        163,725
      7,500 * Stein Mart, Inc. ..................................         45,469
                                                                    ------------
                                                                         570,957
                                                                    ------------
              MERCHANDISING - FOOD - 0.62%
      6,600 * CEC Entertainment, Inc. ...........................        198,000
        175   Farmer Brothers Co. ...............................         29,050
      9,800   Fleming Companies, Inc. ...........................        118,213
      4,200   Great Atlantic & Pacific Tea Co., Inc. ............        106,838
      5,900 * IHOP Corp. ........................................         91,450
      7,800   Ingles Markets, Inc., Class A .....................         91,650
      7,300   Ruddick Corp. .....................................        128,663
      4,700   Sanderson Farms, Inc. .............................         42,888
      6,500   Smart & Final, Inc. ...............................         44,688
      9,800 * Smithfield Foods, Inc. ............................        251,125
        106   Supervalu, Inc. ...................................          2,060
      5,500 * Whole Foods Market, Inc. ..........................        216,219
      7,300   Zapata Corp. ......................................         39,694
                                                                    ------------
                                                                       1,360,538
                                                                    ------------
              MERCHANDISING - MASS - 0.22%
      2,700 * Coldwater Creek, Inc. .............................         75,600
      4,000 * Factory 2-U Stores, Inc. ..........................         95,063
      4,950 * Insight Enterprises, Inc. .........................        166,134
      6,400 * ShopKo Stores, Inc. ...............................        145,200
                                                                    ------------
                                                                         481,997
                                                                    ------------

   NUMBER
 OF SHARES                                                          MARKET VALUE

--------------------------------------------------------------------------------
              METALS - ALUMINUM - 0.14%
      5,600 * ACX Technologies, Inc. ............................   $     51,800
      4,400   IMCO Recycling, Inc. ..............................         56,650
      6,700 * Kaiser Aluminum Corp. .............................         44,388
      7,500   Tredegar Corp. ....................................        144,844
                                                                    ------------
                                                                         297,682
                                                                    ------------
              METALS - COPPER - 0.12%
      2,631   Phelps Dodge Corp. ................................        136,812
      3,600   Southern Peru Copper Corp. ........................         53,550
      4,800 * Wolverine Tube, Inc. ..............................         72,900
                                                                    ------------
                                                                         263,262
                                                                    ------------
              METALS - MISCELLANEOUS - 0.37%
      3,137   A. M. Castle & Co. ................................         36,860
      4,200   Brush Wellman, Inc. ...............................         68,250
      2,800 * CIRCOR International, Inc. ........................         30,450
      4,033   Commercial Metals Co. .............................        129,056
      5,300   Kennametal, Inc. ..................................        176,225
      5,900   Precision Castparts Corp. .........................        160,406
      3,900 * RTI International Metals, Inc. ....................         25,838
     10,300 * Steel Dynamics, Inc. ..............................        141,625
      5,900   Titanium Metals Corp. .............................         32,081
                                                                    ------------
                                                                         800,791
                                                                    ------------
              METALS - STEEL - 1.09%
      9,610   AK Steel Holding Corp. ............................        159,166
     31,895 * Bethlehem Steel Corp. .............................        199,344
      4,600   Carpenter Technology Corp. ........................        120,750
      3,400 * Citation Corp. ....................................         57,588
      2,900   Cleveland-Cliffs, Inc. ............................         84,825
      3,450   Commercial Intertech Corp. ........................         43,341
      2,000   Gibraltar Steel Corp. .............................         47,000
     12,400   Harsco Corp. ......................................        369,675
      5,900   Intermet Corp. ....................................         59,738
     24,100   LTV Corp. .........................................         84,350
      8,600 * Metals USA, Inc. ..................................         72,025
     10,300 * Mueller Industries, Inc. ..........................        370,800
      5,600   National Steel Corp., Class B .....................         32,550
      6,500   Oregon Steel Mills, Inc. ..........................         52,813
      4,000   Quanex Corp. ......................................         84,750
      3,750   Reliance Steel & Aluminium Co. ....................         91,406
      5,894   Ryerson Tull, Inc. ................................        120,459

   NUMBER
 OF SHARES                                                          MARKET VALUE

--------------------------------------------------------------------------------
              METALS - STEEL - Continued
      5,500   Valmont Industries, Inc. ..........................   $     97,625
     14,600   Worthington Industries, Inc. ......................        233,600
                                                                    ------------
                                                                       2,381,805
                                                                    ------------
              MISCELLANEOUS - 3.09%
     38,900 * 7-eleven, Inc. ....................................         74,153
      6,700   AMCOL International Corp. .........................        118,925
      2,300 * AMERCO, Inc. ......................................         60,806
      4,400   Arch Coal, Inc. ...................................         42,900
      2,500 * Aviation Sales Co. ................................         35,313
      1,300 * Bacou U.S.A., Inc. ................................         20,800
      1,740   BBT Corp. .........................................         55,898
     12,900 * Billing Concepts Corp. ............................         71,353
        278   Blount International, Inc. ........................          4,518
     13,350 * Brightpoint, Inc. .................................        147,684
      3,081 * Building One Services Corp. .......................         31,580
      4,700 * Burns International Services Corp. ................         42,006
     10,000   C. H. Robinson Worldwide, Inc. ....................        348,750
      6,500   Cabot Industrial Trust ............................        119,438
      6,900 * Cadiz, Inc. .......................................         59,513
      6,100 * Capital Senior Living Corp. .......................         30,500
     11,800 * Catalytica, Inc. ..................................        124,638
      5,284 * Cdnow, Inc. .......................................         80,581
      3,950   Central Parking Corp. .............................        102,206
     14,100 * Century Business Services, Inc. ...................        130,425
      2,500 * Championship Auto Racing
              Teams, Inc. .......................................         59,688
      7,516 * Gemstar Group, Ltd. ...............................        847,429
      3,600 * Global Imaging Systems, Inc. ......................         58,500
      6,500 * Integrated Electrical Services, Inc. ..............         69,063
        720 * Internet Capital Group, Inc. ......................        120,960
      5,900 * Iron Mountain, Inc. ...............................        173,681
      2,600 * IT Group, Inc. ....................................         27,138
      2,600 * Kroll-O'Gara Co. ..................................         42,575
      3,800 * Lason, Inc. .......................................         92,625
      3,800   Matthews International Corp., Class A .............         88,350
      3,100 * MemberWorks, Inc. .................................         77,500
      7,700 * Musicland Stores Corp. ............................         61,119
      8,400 * Navigant Consulting, Inc. .........................         89,250
      2,800   Optical Coating Laboratory, Inc. ..................        550,900
      2,800 * Pegasus Communications Corp. ......................        183,750
      5,100 * Polycom, Inc. .....................................        326,400
      4,700 * Prepaid Legal Services, Inc. ......................        112,213

--------------------------------------------------------------------------------

 30                                  November 30, 1999 (Unaudited)
                        SMALL CAP INDEX FUND - CONTINUED

   NUMBER
 OF SHARES                                                          MARKET VALUE

--------------------------------------------------------------------------------
              MISCELLANEOUS - Continued
      4,500 * Preview Travel, Inc. ..............................   $    209,813
      7,900 * Protection One, Inc. ..............................         13,825
      6,600 * Rayovac Corp. .....................................        159,638
      6,850   Regis Corp. .......................................        141,281
      7,500 * Romac International, Inc. .........................         84,141
      6,800 * Scott Technologies, Inc. ..........................        140,250
      4,400 * Service Experts, Inc. .............................         27,500
      8,500 * Sola International, Inc. ..........................        121,125
     23,400   USEC, Inc. ........................................        193,050
      5,800 * Veritas DGC, Inc. .................................         84,463
      5,300 * Veterinary Centers of America, Inc. ...............         58,631
      3,600   Wackenhut Corp. ...................................         51,075
      2,700 * Wackenhut Corrections Corp. .......................         32,569
      4,100 * Wesley Jessen VisionCare, Inc. ....................        117,106
      6,000 * West Teleservices Corp. ...........................        103,500
      7,300 * Westell Technologies, Inc., Class A ...............         66,384
      9,454   Westinghouse Air Brake Co. ........................        171,354
      2,200   Woodward Governor Co. .............................         59,400
      8,900 * World Access, Inc. ................................        135,169
                                                                    ------------
                                                                       6,653,402
                                                                    ------------
              MOBILE HOMES - 0.35%
     10,152 * Champion Enterprises, Inc. ........................         86,927
      4,300   Coachmen Industries, Inc. .........................         61,544
      6,600   Fleetwood Enterprises, Inc. .......................        138,600
      5,400   McGrath Rentcorp ..................................         97,200
      4,350 * Monaco Coach Corp. ................................         93,525
      3,800 * National R.V. Holdings, Inc. ......................         70,775
     15,300   Oakwood Homes Corp. ...............................         45,900
      3,200   Skyline Corp. .....................................         79,400
      3,175   Thor Industries, Inc. .............................         88,702
                                                                    ------------
                                                                         762,573
                                                                    ------------
              NATURAL GAS - DIVERSIFIED - 0.83%
      7,450   Atmos Energy Corp. ................................        166,228
      5,500   Eastern Enterprises ...............................        312,125
      7,000 * Hanover Compressor Co. ............................        239,750
      4,300   Laclede Gas Co. ...................................         94,063
      4,300   New Jersey Resources Corp. ........................        173,075
      9,008 * Southern Union Co. ................................        173,404
      7,200   Southwest Gas Corp. ...............................        168,750
      7,700   UGI Corp. .........................................        150,631

   NUMBER
 OF SHARES                                                        MARKET VALUE

------------------------------------------------------------------------------
              NATURAL GAS - DIVERSIFIED - Continued
      6,100   Western Gas Resources, Inc. .....................   $     69,006
      9,200   WICOR, Inc. .....................................        276,000
                                                                  ------------
                                                                     1,823,032
                                                                  ------------
              OIL - INTEGRATED DOMESTIC - 0.17%
      2,400 * Belco Oil and Gas Corp. .........................         14,850
      9,075   Cross Timbers Oil Co. ...........................         92,452
     16,200   Pennzoil-Quaker State Co. .......................        168,075
      8,500 * Tesoro Petroleum Corp. ..........................        102,000
                                                                  ------------
                                                                       377,377
                                                                  ------------
              OIL - SERVICE - PRODUCTS - 0.52%
      6,850 * Barrett Resources Corp. .........................        181,953
      2,400 * Dril-Quip, Inc. .................................         59,100
      5,800   Getty Realty Corp. ..............................         74,313
      5,700 * Global Industrial Technologies, Inc. ............         71,963
     12,800 * Global Industries, Inc. .........................        100,400
      5,900 * Lone Star Technologies, Inc. ....................        149,344
      3,900 * Maverick Tube Corp. .............................         83,850
     16,700 * Parker Drilling Co. .............................         65,756
     12,800 * Pride International, Inc. .......................        184,000
      6,600 * TransMontaigne, Inc. ............................         44,550
     11,900 * Varco International, Inc. .......................        127,181
                                                                  ------------
                                                                     1,142,410
                                                                  ------------
              OIL - SERVICES - 0.58%
      9,175 * Friede Goldman Halter, Inc. .....................         77,414
     18,300 * Key Energy Services, Inc. .......................         91,500
     14,000 * Marine Drilling Companies, Inc. .................        236,250
      8,900   Mascotech, Inc. .................................        106,800
      6,000 * McMoRan Exploration Co. .........................        130,875
      5,535 * Nabors Industries, Inc. .........................        147,023
      6,500 * Oceaneering International, Inc. .................         84,500
      5,700 * Offshore Logistics, Inc. ........................         56,288
      9,900 * Tuboscope, Inc. .................................        141,075
      9,300 * Unova, Inc. .....................................        122,063
      3,400 * UTI Energy Corp. ................................         68,850
                                                                  ------------
                                                                     1,262,638
                                                                  ------------
              OIL/GAS PRODUCERS - 1.44%
      2,700 * Atwood Oceanics, Inc. ...........................         90,788
      4,600   Berry Petroleum Co., Class A ....................         63,825

   NUMBER
 OF SHARES                                                          MARKET VALUE

--------------------------------------------------------------------------------
              OIL/GAS PRODUCERS - Continued
      7,200 * Brown, Tom, Inc. ..................................   $     84,150
      7,000   Cabot Oil & Gas Corp., Class A ....................        107,188
     20,016 * Chesapeake Energy Corp. ...........................         60,048
     14,000 * EEX Corp. .........................................         36,750
     10,200   Equitable Resources, Inc. .........................        355,088
      7,400 * Forest Oil Corp. ..................................         84,638
     42,400 * Grey Wolf, Inc. ...................................        116,600
     34,000 * Harken Energy Corp. ...............................         34,000
     12,500   Helmerich & Payne, Inc. ...........................        282,813
      4,000 * Houston Exploration Co. ...........................         80,000
     12,300 * Input/Output, Inc. ................................         66,113
      4,800 * Louis Dreyfus Natural Gas Corp. ...................         86,400
      5,200   Mitchell Energy & Development Corp., Class A ......        122,525
      8,800 * Newfield Exploration Co. ..........................        227,150
      6,700 * Nuevo Energy Co. ..................................        103,431
      8,100 * Patterson Energy, Inc. ............................        102,769
     22,700 * Pioneer Natural Resources Corp. ...................        188,694
      5,100 * Plains Resources, Inc. ............................         56,100
      9,700   Pogo Producing Co. ................................        174,600
      3,400   St. Mary Land & Exploration Co. ...................         70,975
      4,300 * Stone Energy Corp. ................................        167,431
      5,610 * Swift Energy Co. ..................................         62,411
     10,400   Valero Energy Corp. ...............................        215,800
     10,800   Vintage Petroleum, Inc. ...........................        115,425
                                                                    ------------
                                                                       3,155,712
                                                                    ------------
              PAPER/FOREST PRODUCTS - 0.82%
      3,100 * Boise Cascade Office Products Corp. ...............         35,650
      6,500 * Buckeye Technologies, Inc. ........................        103,188
      6,100   Caraustar Industries, Inc. ........................        149,069
      3,329   Kimberly-Clark Corp. ..............................        212,640
     12,500   Longview Fibre Co. ................................        159,375
      6,600   P.H. Glatfelter Co. ...............................         84,975
      6,400   Potlatch Corp. ....................................        258,800
      8,600   Rayonier, Inc. ....................................        382,163
      4,000   Schweitzer-Mauduit, Inc. ..........................         53,000
      3,700   Standard Register Co. .............................         77,931
      7,500 * Thermo Fibertek, Inc. .............................         52,969
      3,700   Universal Forest Products, Inc. ...................         56,888
     12,634   Wausau-Mosinee Paper Corp. ........................        167,401
                                                                    ------------
                                                                       1,794,049
                                                                    ------------

--------------------------------------------------------------------------------

 November 30, 1999 (Unaudited)                                  31
                        SMALL CAP INDEX FUND - CONTINUED

   NUMBER
 OF SHARES                                                          MARKET VALUE

--------------------------------------------------------------------------------
              PHOTOGRAPHY - 0.24%
      2,420   CPI Corp. .........................................   $     59,895
      5,200 * Photronics, Inc. ..................................        125,450
     12,400   Polaroid Corp. ....................................        238,700
      5,400 * Ultratech Stepper, Inc. ...........................        102,263
                                                                    ------------
                                                                         526,308
                                                                    ------------
              POLLUTION CONTROL - 0.20%
        560   Arcadis N.V. ......................................          3,640
      8,700   Calgon Carbon Corp. ...............................         53,288
      6,150 * Cuno, Inc. ........................................        125,306
        825   Mine Safety Appliances Co. ........................         52,388
     16,900 * Newpark Resources, Inc. ...........................        101,400
      8,087 * Tetra Tech, Inc. ..................................         91,990
                                                                    ------------
                                                                         428,012
                                                                    ------------
              PUBLISHING - NEWS - 0.24%
      2,900 * IDG Books Worldwide, Inc., Class A ................         43,500
     13,800   Lee Enterprises, Inc. .............................        390,713
      7,100 * Network Equipment Technologies, Inc. ..............         87,419
                                                                    ------------
                                                                         521,632
                                                                    ------------
              PUBLISHING/PRINTING - 0.93%
      4,000   American Business Products, Inc. ..................         42,750
      6,550   Banta Corp. .......................................        143,691
      4,200 * Berlitz International, Inc. .......................         82,425
      4,500 * Big Flower Holdings, Inc. .........................        140,344
      9,400   Bowne & Co., Inc. .................................        111,038
      2,800 * Consolidated Graphics, Inc. .......................         62,825
      7,500   John H. Harland Co. ...............................        139,219
      9,400 * Journal Register Co. ..............................        112,213
      4,000   New England Business Service, Inc. ................         90,500
     11,923   Quebecor Printing, Inc. ...........................        261,561
      4,700 * R.H. Donnelley Corp. ..............................         87,538
      3,300 * Scholastic Corp. ..................................        181,088
      2,800 * Scientific Games Holdings Corp. ...................         49,875
      6,200 * Topps Co., Inc. ...................................         70,525
      6,300 * ValueVision International, Inc., Class A ..........        283,500
      9,400   Wallace Computer Services, Inc. ...................        188,588
                                                                    ------------
                                                                       2,047,680
                                                                    ------------

   NUMBER
 OF SHARES                                                        MARKET VALUE

------------------------------------------------------------------------------
              RAILROAD - 0.19%
      6,200   Florida East Coast Industries, Inc. .............   $    252,650
     12,300 * Wisconsin Central Transport Corp. ...............        172,584
                                                                  ------------
                                                                       425,234
                                                                  ------------
              REAL ESTATE - 0.50%
      8,100   Brandywine Realty Trust .........................        136,181
      5,500   Capital Automotive REIT .........................         74,938
      3,330 * Castle & Cooke, Inc. ............................         42,041
      5,300 * CB Richard Ellis Services, Inc. .................         69,563
      5,875   Cousins Properties, Inc. ........................        202,688
      4,000   Forest City Enterprises, Inc., Class A ..........         99,250
      5,200 * Insignia Financial Group, Inc. ..................         42,250
      7,100   LNR Property Corp. ..............................        125,138
     11,033   Republic Bancorp, Inc. ..........................        154,462
      3,300   SL Green Realty Corp. ...........................         66,619
      3,300   Tejon Ranch Co. .................................         79,406
                                                                  ------------
                                                                     1,092,536
                                                                  ------------
              REAL ESTATE INVESTMENT TRUSTS - 4.64%
      2,600   Alexandria Real Estate Equities, Inc. ...........         76,213
     12,900   Allied Capital Corp. ............................        261,225
      5,200   Amli Residential Properties Trust ...............        110,825
      4,500   Associated Estates Realty Corp. .................         33,469
      3,800   Bedford Property Investors, Inc. ................         65,075
      4,300   Boykin Lodging Co. ..............................         52,944
      6,073   Bradley Real Estate, Inc. .......................        109,314
     10,830   BRE Properties, Inc., Class A ...................        249,090
      8,100   Burnham Pacific Properties ......................         79,481
     11,141   Camden Poperty Trust ............................        298,022
     15,650   Capstead Mortgage Corp. .........................         61,622
      5,400   CBL & Associates Properties, Inc. ...............        117,788
      4,600   CenterPoint Properties Corp. ....................        159,850
      5,100   Chateau Communities, Inc. .......................        132,600
      3,800   Chelsea GCA Realty, Inc. ........................        117,563
      6,300   Colonial Properties Trust .......................        155,138
      9,200   Commercial Net Lease Realty .....................         98,900
      9,900   Cornerstone Realty Income Trust, Inc. ...........        100,238
      2,100 * Crestline Capital Corp. .........................         46,594
      6,100   Crown American Realty Trust .....................         38,888
     14,800   Developers Diversified Realty Corp. .............        206,275
      4,200   EastGroup Properties, Inc. ......................         72,975
     12,400   Equity Inns, Inc. ...............................         87,575
      3,800   Essex Property Trust, Inc. ......................        123,263

   NUMBER
 OF SHARES                                                          MARKET VALUE

--------------------------------------------------------------------------------
              REAL ESTATE INVESTMENT TRUSTS - Continued
      9,900   Federal Realty Investment Trust ...................   $    178,200
      9,300   First Industrial Realty Trust, Inc. ...............        237,150
      6,300   Gables Residential Trust ..........................        149,625
      7,600   Glenborough Realty Trust, Inc. ....................         99,750
      6,100   Glimcher Realty Trust .............................         86,925
      1,400   Great Lakes REIT, Inc. ............................         20,388
     12,124   Health Care Property Investors, Inc. ..............        314,466
      6,800   Health Care REIT, Inc. ............................        110,075
      9,725   Healthcare Realty Trust, Inc. .....................        161,070
      4,500   Home Properties of New York, Inc. .................        115,313
      9,600   Hospitality Properties Trust ......................        177,600
      7,900   Imperial Credit Commercial
              Investment Corp. ..................................         88,381
     18,100   Indymac Mortgage Holdings, Inc. ...................        200,231
      4,600   Innkeepers USA Trust ..............................         36,225
      9,400   IRT Property Co. ..................................         73,438
      8,100   JDN Realty Corp. ..................................        133,144
      8,000 * Jones Lang Lasalle, Inc. ..........................         97,000
      3,300   JP Realty, Inc. ...................................         56,306
      6,700   Kilroy Realty Corp. ...............................        127,300
      1,692   Kimco Realty Corp., Class D .......................         37,013
      6,800   Koger Equity, Inc. ................................        106,675
      5,800   LTC Properties, Inc. ..............................         56,188
      7,300   Macerich Co. ......................................        145,088
      5,300   Manufactured Home
              Communities, Inc. .................................        125,544
      3,500   MGI Properties, Inc. ..............................         21,438
      4,900   Mid-America Apartment
              Communities, Inc. .................................        108,719
      5,500   Mills Corp. .......................................         92,813
      4,300   National Golf Properties, Inc. ....................         90,031
      5,600   National Health Investors, Inc. ...................         88,200
     11,300   Nationwide Health Properties, Inc. ................        168,794
      7,886   Omega Healthcare Investors, Inc. ..................        132,091
      4,500   Pacific Gulf Properties, Inc. .....................         90,563
      2,500   Parkway Properties, Inc. ..........................         74,688
      4,500   Pennsylvania Real Estate
              Investment Trust ..................................         76,781
      9,100   Prentiss Properties Trust .........................        184,275
     10,923   Prime Retail, Inc. ................................         69,634
      3,400   PS Business Parks, Inc. ...........................         73,950
      6,500   Realty Income Corp. ...............................        141,781

--------------------------------------------------------------------------------

 32                                  November 30, 1999 (Unaudited)
                        SMALL CAP INDEX FUND - CONTINUED

   NUMBER
 OF SHARES                                                          MARKET VALUE

--------------------------------------------------------------------------------
              REAL ESTATE INVESTMENT TRUSTS - Continued
      9,900   Reckson Associates Realty Corp. ...................   $    199,856
      4,900   Redwood Trust, Inc. ...............................         56,963
      8,600   Regency Realty Corp. ..............................        174,150
      8,400   RFS Hotel Investors, Inc. .........................         93,450
      9,300 * Security Capital Group, Inc. ......................        112,763
      7,000   Shurgard Storage Centers, Inc., Class A ...........        156,188
      4,500   Smith Charles E Realty, Inc. ......................        146,250
      3,100   Sovran Self Storage, Inc. .........................         62,000
      6,211   Starwood Financial, Inc. ..........................        111,800
      6,400   Storage USA, Inc. .................................        172,800
      5,600   Summit Properties, Inc. ...........................        102,200
      4,200   Sun Communities, Inc. .............................        127,575
      8,800   Taubman Centers, Inc. .............................         95,700
      5,500   Thornburg Mortgage Asset Corp. ....................         46,750
      7,100   Town & Country Trust ..............................        124,694
      6,200 * Trammell Crow Co. .................................         75,950
      3,200   U.S. Restaurant Properties, Inc. ..................         47,600
     33,800   United Dominion Realty Trust, Inc. ................        365,463
      3,500   Urban Shopping Centers, Inc. ......................         90,344
      6,100   Walden Residential Properties, Inc. ...............        125,050
      8,600   Washington Real Estate
              Investment Trust ..................................        132,763
      6,500   Weingarten Realty Investors .......................        244,156
      5,300 * Wellsford Real Properties, Inc. ...................         41,738
      4,400   Western Properties Trust ..........................         43,450
      4,100   Westfield America, Inc. ...........................         55,350
                                                                    ------------
                                                                      10,206,783
                                                                    ------------
              RESTAURANTS - 0.98%
      6,900 * Advantica Restaurant Corp. ........................         12,075
      6,350   Applebees International, Inc. .....................        191,294
     10,662   Avado Brands, Inc. ................................         51,311
      9,600   Bob Evans Farms, Inc. .............................        143,400
     11,180 * Buffets, Inc. .....................................        120,185
     11,900   CBRL Group, Inc. ..................................        132,388
      4,200 * Cheesecake Factory, Inc. ..........................        130,200
     10,200   CKE Restaurants, Inc. .............................         65,663
      8,550 * Consolidated Products, Inc. .......................         89,775
     10,000 * Jack in the Box, Inc. .............................        210,625

   NUMBER
 OF SHARES                                                          MARKET VALUE

--------------------------------------------------------------------------------
              RESTAURANTS - Continued
     11,100 * Landry's Seafood Restaurants, Inc. ................   $     97,819
      9,200 * Lone Star Steakhouse & Saloon, Inc. ...............         69,431
      5,700   Luby's, Inc. ......................................         66,263
      5,400 * NPC International, Inc. ...........................         68,175
      2,400 * O'Charley's, Inc. .................................         31,500
      5,425 * Papa Johns International, Inc. ....................        194,791
      7,800   Ruby Tuesday, Inc. ................................        156,975
     10,300 * Ryan's Family Steak Houses, Inc. ..................        101,713
      4,525 * Sonic Corp. .......................................        122,175
      5,050 * Triarc Companies Inc., Class A ....................         98,159
                                                                    ------------
                                                                       2,153,917
                                                                    ------------
              SAVINGS & LOAN - 1.42%
      8,294   Bay View Capital Corp. ............................        138,925
     18,600   Capitol Federal Financial .........................        191,813
      9,575   Charter One Financial, Inc. .......................        207,658
      5,200 * Coast Federal Litigation-CVF ......................          5,606
      5,100   Dime Community Bancshares .........................        101,044
      5,155   Downey Financial Corp. ............................        103,744
     16,200 * Finet.com, Inc. ...................................         34,425
      3,400   First Financial Holdings, Inc. ....................         60,775
      4,000   First Indiana Corp. ...............................         92,250
      8,113   First Sentinel Bancorp, Inc. ......................         67,693
      5,400 * FirstFed Financial Corp. ..........................         83,363
      2,500   JSB Financial, Inc. ...............................        147,813
      5,300 * Local Financial Corp. .............................         53,663
      9,898   MAF Bancorp, Inc. .................................        219,612
     11,900   Northwest Bancorp, Inc. ...........................         97,431
      3,600   OceanFirst Financial Corp. ........................         66,825
      9,906   Provident Bankshares Corp. ........................        196,263
      6,922   Queens County Bancorp, Inc. .......................        200,738
      2,500   Reliance Bancorp, Inc. ............................         98,594
     14,200   Seacoast Financial Services Corp. .................        149,988
      9,800   Staten Island Bancorp, Inc. .......................        191,713
      7,000 * TeleBanc Financial Corp. ..........................        180,688
      5,000   United Community Financial Corp. ..................         53,438
     17,500   Washington Federal, Inc. ..........................        365,313
                                                                    ------------
                                                                       3,109,375
                                                                    ------------

   NUMBER
 OF SHARES                                                          MARKET VALUE

--------------------------------------------------------------------------------
              SCHOOLS - 0.10%
      2,300 * Advantage Learning Systems, Inc. ..................   $     56,997
      6,900 * Education Management Corp. ........................         64,903
      5,175 * ITT Educational Services, Inc. ....................         91,209
                                                                    ------------
                                                                         213,109
                                                                    ------------
              SECURITIES RELATED - 0.53%
      3,000   Dain Rauscher Corp. ...............................        146,063
      6,500   Enhance Financial Services
              Group, Inc. .......................................        111,313
      5,000 * Hambrecht & Quist Group ...........................        248,750
      3,398   Investors Financial Services Corp. ................        155,459
      1,200   Liberty Financial Companies, Inc. .................         28,200
      7,250   Morgan Keegan, Inc. ...............................        120,984
      3,000 * National Discount Brokers Group, Inc. .............         96,375
      6,600 * Pioneer Group, Inc. ...............................         98,175
      8,000   Raymond James Financial, Inc. .....................        150,500
                                                                    ------------
                                                                       1,155,819
                                                                    ------------
              SEMICONDUCTOR EQUIPMENT - 0.66%
      3,200 * ATMI, Inc. ........................................         97,400
      8,300 * Cognex Corp. ......................................        269,750
      1,200 * HI/FN, Inc. .......................................         52,800
      9,700 * LAM Research Corp. ................................        752,963
      2,300 * Maker Communications, Inc. ........................         52,900
      5,700 * Varian Semiconductor Equipment Associates, Inc. ...        133,950
      2,300 * Veeco Instruments, Inc. ...........................         95,163
                                                                    ------------
                                                                       1,454,926
                                                                    ------------
              SEMICONDUCTORS - 2.89%
      5,300 * Actel Corp. .......................................        124,881
      8,300 * Alliance Semiconductor Corp. ......................        119,313
      2,900 * American Xtal Technology, Inc. ....................         44,950
      3,000 * Anadigics, Inc. ...................................        135,000
      1,421   Avnet, Inc. .......................................         78,066
      6,200 * Burr Brown Corp. ..................................        274,738
     14,500 * Cirrus Logic, Inc. ................................        201,188
      6,600   Cohu, Inc. ........................................        150,975
      5,250 * Credence Systems Corp. ............................        304,172
      5,300 * Cree Research, Inc. ...............................        302,763
      6,700 * Cymer, Inc. .......................................        268,000
     24,000 * Cypress Semiconductor Corp. .......................        654,000
      8,100   Dallas Semiconductor Corp. ........................        467,269
      5,900 * Electroglas, Inc. .................................        167,966

--------------------------------------------------------------------------------

 November 30, 1999 (Unaudited)                                  33
                        SMALL CAP INDEX FUND - CONTINUED

   NUMBER
 OF SHARES                                                          MARKET VALUE

--------------------------------------------------------------------------------
              SEMICONDUCTORS - Continued
      3,200 * Emcore Corp. ......................................   $     72,800
      8,500 * ESS Technology, Inc. ..............................        182,750
      5,300 * Etec Systems, Inc. ................................        227,900
      3,600 * Exar Corp. ........................................        175,050
      9,000 * FSI International, Inc. ...........................         84,656
     19,900 * Integrated Device Technology, Inc. ................        468,894
     14,900 * International Rectifier Corp. .....................        301,725
      2,000 * Kopin Corp. .......................................        130,000
      5,900 * MRV Communications, Inc. ..........................        188,800
      2,100 * PLX Technology, Inc. ..............................         42,000
      9,500 * Silicon Valley Group, Inc. ........................        135,969
      1,300 * Siliconix, Inc. ...................................        100,100
      3,968   Texas Instruments, Inc. ...........................        381,176
      5,600 * TranSwitch Corp. ..................................        263,200
      3,300 * Triquint Semiconductor, Inc. ......................        280,913
                                                                    ------------
                                                                       6,329,214
                                                                    ------------
              TELECOMMUNICATIONS - 5.02%
      4,500   ABM Industries, Inc. ..............................         96,750
      4,700 * Adaptive Broadband Corp. ..........................        186,825
      4,800 * Adtran, Inc. ......................................        187,200
      5,200 * Advanced Communications
              Group, Inc. .......................................         41,275
     17,400 * Advanced Fibre Communications, Inc. ...............        483,938
      3,500 * Aerial Communications, Inc. .......................        144,594
      4,600 * American Mobile Satellite Corp. ...................         72,163
      5,300 * Ancor Communications, Inc. ........................        321,313
     22,700 * Andrew Corp. ......................................        316,381
      2,900 * Anicom, Inc. ......................................         13,594
     11,800 * Aspect Telecommunications Corp. ...................        389,400
      4,100 * AVT Corp. .........................................        164,769
      3,400 * Aware, Inc. .......................................        128,774
      1,900 * Carrier Access Corp. ..............................        111,388
     10,900 * CellNet Data Systems, Inc. ........................         15,498
      8,400 * CellStar Corp. ....................................         80,850
      5,500 * CommNet Cellular, Inc. ............................        174,625
      4,800 * CoreComm, Ltd. ....................................        204,900
      1,300   CT Communications, Inc. ...........................         61,588
      3,100 * CTC Communications Group, Inc. ....................         75,563
      4,800 * Destia Communications, Inc. .......................         87,900
      4,200 * Diamond Tech Partners, Inc. .......................        220,500
      5,500 * Dycom Industries, Inc. ............................        221,375
     14,800 * E. Spire Communication, Inc. ......................        109,150

   NUMBER
 OF SHARES                                                          MARKET VALUE

--------------------------------------------------------------------------------
              TELECOMMUNICATIONS - Continued
      4,600 * Electric Lightwave, Inc. ..........................   $     70,150
     13,000 * General Communication, Inc. .......................         53,625
     15,700 * Glenayre Technologies, Inc. .......................         73,594
     11,300 * ICG Communications, Inc. ..........................        213,993
      4,800 * IDT Corp. .........................................        109,200
      2,900 * Inet Technologies, Inc. ...........................        175,450
     10,300 * Intermedia Communications, Inc. ...................        287,113
      5,300   Inter-Tel, Inc. ...................................        105,669
      4,800 * InterVoice-Brite, Inc. ............................         72,300
      2,300 * IPC Information Systems, Inc. .....................        137,138
     11,700 * ITC (Delta symbol) Deltacom, Inc. .................        321,019
      2,500 * Leap Wireless International, Inc. .................        127,813
      1,339   Lucent Technologies, Inc. .........................         97,831
      4,550 * MasTec, Inc. ......................................        187,403
      4,285 * MCI Worldcom, Inc. ................................        354,316
      3,300 * Metricom, Inc. ....................................        195,525
      3,400 * MGC Communications, Inc. ..........................        133,450
      2,794 * Millicom International Cellular S.A. ..............        131,318
      7,400 * MMC Networks, Inc. ................................        145,687
      2,000   North Pittsburgh Systems, Inc. ....................         32,500
      7,500 * Omnipoint Corp. ...................................        607,500
      2,700 * Pacific Gateway Exchange, Inc. ....................         49,275
     12,800 * PageMart Wireless, Inc., Class A ..................        109,600
     17,200 * Paging Network, Inc. ..............................         12,363
     15,900 * Pairgain Technologies, Inc. .......................        242,475
      4,100 * Plantronics, Inc. .................................        258,300
      5,600 * Powertel, Inc. ....................................        480,200
      3,600 * Powerwave Technologies, Inc. ......................        215,325
     11,400 * Premier Technologies, Inc. ........................         86,925
      6,200 * Premisys Communications, Inc. .....................         61,613
      8,800 * Price Communications Corp. ........................        220,550
      5,400 * Primus Telecommunications
              Group, Inc. .......................................        160,650
      3,200 * Proxim, Inc. ......................................        179,200
      4,287 * Razorfish, Inc. ...................................        313,755
      4,706 * Spectrasite Holdings, Inc. ........................         40,001
      8,600 * STAR Telecommunications, Inc. .....................         67,456
      2,525   Superior Telecom, Inc. ............................         41,189
     12,200 * Talk.com Inc. .....................................        205,875
      8,900 * Tekelec ...........................................        157,975
      3,500 * Terayon Communication Systems, Inc. ...............        217,219
      2,000 * Tut Systems, Inc. .................................         79,250
      2,000 * US LEC Corp. ......................................         53,000

   NUMBER
 OF SHARES                                                          MARKET VALUE

--------------------------------------------------------------------------------
              TELECOMMUNICATIONS - Continued
      9,900 * USN Communications, Inc. ..........................   $         99
      2,300 * Viatel, Inc. ......................................         96,600
      4,200 * Xceed, Inc. .......................................        110,250
                                                                    ------------
                                                                      11,002,052
                                                                    ------------
              TEXTILE - PRODUCTS - 0.38%
     14,200 * Burlington Industries, Inc. .......................         52,363
      4,600 * Dan River, Inc., Class A ..........................         24,725
      4,650   G & K Services, Inc., Class A .....................        157,518
      8,750   Guilford Mills, Inc. ..............................         63,438
      6,400 * Lydall, Inc. ......................................         57,200
      6,800   Russell Corp. .....................................         88,825
      2,700   Springs Industries, Inc., Class A .................        108,000
     12,300 * Unifi, Inc. .......................................        162,975
      7,800   Wellman, Inc. .....................................        124,313
                                                                    ------------
                                                                         839,357
                                                                    ------------
              TOBACCO - 0.14%
     11,400   DIMON, Inc. .......................................         38,475
      6,801 * General Cigar Holdings, Inc. ......................         51,433
      8,100   Universal Corp. ...................................        208,069
                                                                    ------------
                                                                         297,977
                                                                    ------------
              TRUCKERS - 0.76%
      5,500 * American Freightways Corp. ........................         95,219
      5,150   Arnold Industries, Inc. ...........................         65,341
      7,600 * Consolidated Freightways Corp. ....................         69,350
      7,932 * Heartland Express, Inc. ...........................        116,997
      1,900 * Hub Group, Inc., Class A ..........................         33,013
      4,350 * Knight Transportation, Inc. .......................         60,900
      3,200 * Landstar System, Inc. .............................        128,200
      2,300 * M.S. Carriers, Inc. ...............................         60,375
      4,200   Roadway Express, Inc. .............................         83,475
     11,262   Rollins Truck Leasing Corp. .......................        132,329
      8,950 * Swift Transportation Co., Inc. ....................        142,081
      7,700   USFreightways Corp. ...............................        321,475
      7,387   Werner Enterprises, Inc. ..........................        110,805
      3,200 * Xtra Corp. ........................................        128,000
      6,500 * Yellow Corp. ......................................        109,281
                                                                    ------------
                                                                       1,656,841
                                                                    ------------

--------------------------------------------------------------------------------

 34                                  November 30, 1999 (Unaudited)
                       SMALL CAP INDEX FUND - CONTINUED

   NUMBER
 OF SHARES                                                          MARKET VALUE

--------------------------------------------------------------------------------
              UTILITIES - COMMUNICATION - 0.38%
      4,100 * Alpine Group, Inc. ................................   $     51,763
     14,683   Broadwing, Inc. ...................................        427,648
      3,300   CFW Communications Co. ............................         80,231
      3,766 * Commonwealth Telephone
              Enterprises, Inc. .................................        222,428
      4,378   PXRE Group, Ltd. ..................................         54,178
                                                                    ------------
                                                                         836,248
                                                                    ------------
              UTILITIES - ELECTRIC - 1.52%
      5,300   Black Hills Corp. .................................        115,938
      5,500   Cleco Corp. .......................................        179,438
      4,900   Eastern Utilities Associates ......................        148,838
     14,500 * El Paso Electric Co. ..............................        130,500
      4,200   Empire District Electric Co. ......................        100,275
      7,900   Hawaiian Electric Industries, Inc. ................        241,444
      9,200   Idacorp, Inc. .....................................        257,600
      7,166   Indiana Energy, Inc. ..............................        141,081
      4,025   Madison Gas & Electric Co. ........................         78,488
      5,600   Northwestern Corp. ................................        118,300
      4,830   Nstar .............................................        200,445
      2,875   Otter Tail Power Co. ..............................        114,281
      8,700   Public Service Co. of New Mexico ..................        144,637
      9,100   RGS Energy Group, Inc. ............................        203,044
     16,486   Sierra Pacific Resources ..........................        295,718
      5,750   SIG Corp, Inc. ....................................        140,875
      3,100   TNP Enterprises, Inc. .............................        126,519
      8,020 * UniSource Energy Corp. ............................         90,225
      3,500   United Illuminating Co. ...........................        181,125
     11,400   Washington Gas Light Co. ..........................        319,200
                                                                    ------------
                                                                       3,327,971
                                                                    ------------
              UTILITIES -
              GAS, DISTRIBUTION - 0.64%
     14,100   AGL Resources, Inc. ...............................        260,850
      2,600   Connecticut Energy Corp. ..........................        102,538
      6,700   Energen Corp. .....................................        128,975
     10,000 * National-Oilwell, Inc. ............................        142,500
      6,100   Northwest Natural Gas Co. .........................        153,263
      1,700   NUI Corp. .........................................         42,819
      7,600   Piedmont Natural Gas Co., Inc. ....................        241,300
      5,000   Public Service Co. of
              North Carolina, Inc. ..............................        160,624

   NUMBER
 OF SHARES                                                        MARKET VALUE

------------------------------------------------------------------------------
              UTILITIES - GAS, DISTRIBUTION - Continued
      6,500   Southwestern Energy Co. .........................   $     48,344
      2,650   Yankee Energy Systems, Inc. .....................        113,122
                                                                  ------------
                                                                     1,394,335
                                                                  ------------
              UTILITIES - GAS, PIPELINE - 0.10%
      7,800   ONEOK, Inc. .....................................        210,113
                                                                  ------------
              UTILITIES - MISCELLANEOUS - 0.39%
      4,100   Central Hudson Gas & Electric Corp. .............        137,094
      4,600 * Group Maintenance America Corp. .................         41,975
     12,675   MDU Resources Group, Inc. .......................        277,266
      6,300 * Stericycle, Inc. ................................        109,856
     10,400   Walter Industries, Inc. .........................        110,500
      1,400 * Waste Connections, Inc. .........................         18,200
      6,500   WPS Resources Corp. .............................        171,031
                                                                  ------------
                                                                       865,922
                                                                  ------------
              WATER SERVICES - 0.34%
      2,800   Aquarion Co. ....................................        102,900
      2,900   California Water Service Group ..................         91,713
      2,000   E'Town Corp. ....................................        125,750
      8,600   Philadelphia Suburban Corp. .....................        198,875
      6,800   United Water Resources, Inc. ....................        227,800
                                                                  ------------
                                                                       747,038
                                                                  ------------
              TOTAL COMMON STOCK
              (Cost $206,581,857) .............................    212,541,260
                                                                  ------------
              PREFERRED STOCK - 0.05%
              REAL ESTATE INVESTMENT TRUSTS - 0.04%
      5,900   Price Enterprises, Inc., Class A ................         85,550
        778   Prime Retail, Inc., Class B .....................          9,093
                                                                  ------------
                                                                        94,643
                                                                  ------------
              TELECOMMUNICATIONS - 0.01%
        689   Superior Trust I ................................         23,340
                                                                  ------------
              TOTAL PREFERRED STOCK
              (Cost $116,203) .................................        117,983
                                                                  ------------

 PAR VALUE                                                     MARKET VALUE

-------------------------------------------------------------------------------
            CORPORATE SHORT TERM - REPURCHASE AGREEMENT-
            1.54%
            BANKS - OTHER - 1.54%
 $3,380,000 State Street Bank Repurchase Agreement, 5.54%,
            dated 11/30/99, to be repurchased at $3,380,520
            on 12/01/99, collateralized by U.S. Treasury
            Note, 5.38%, 02/15/01,
            with a par value of $3,420,000
            (Cost $3,380,000) ..............................   $  3,380,000
                                                               ------------
            TOTAL CORPORATE SHORT TERM - REPURCHASE
            AGREEMENT
            (Cost $3,380,000)...............................      3,380,000
                                                               ------------
            UNITED STATES GOVERNMENT -
            SHORT TERM - 0.15%
            U. S. TREASURY BILLS - 0.15%
            United States Treasury Bills:
     10,000 4.83% due 12/30/99 .............................          9,961
    125,000 4.51% due 12/09/99 .............................        124,874
     50,000 4.46% due 12/23/99 .............................         49,863
     25,000 4.30% due 12/09/99 .............................         24,976
    125,000 4.25% due 12/09/99 .............................        124,882
                                                               ------------
                                                                    334,556
                                                               ------------
            TOTAL UNITED STATES GOVERNMENT -SHORT TERM
            (Cost $334,556).................................        334,556
                                                               ------------
            TOTAL INVESTMENTS
            (Cost $210,412,616) - 98.64%....................   $216,373,799
                                                               ------------
            * Non-income producing
                                                                UNREALIZED
 CONTRACTS                                                     APPRECIATION

-------------------------------------------------------------------------------
            FUTURES CONTRACTS PURCHASED(1)
            (Delivery month/Value at 11/30/99)
    15(2)   Russell 2000 Index Futures
            (December/$452.40)..............................   $     54,625
                                                               ------------

(1) U.S. Treasury Bills with a market value of approximately $150,000 were maintained in a segregated account with a portion placed as collateral for futures contracts.
(2)  Per 500.

-------------------------------------------------------------------------------

 November 30, 1999 (Unaudited)                                  35
                        SMALL CAP INDEX FUND - CONTINUED

-----------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES:
ASSETS:
Investments, at market (Cost $210,412,616)...................... $216,373,799
Receivables for:
 Investments sold...............................................       70,668
 Fund shares sold...............................................    2,898,223
 Dividends and interest.........................................      173,516
Other assets....................................................       29,141
                                                                 ------------
TOTAL ASSETS....................................................  219,545,347
                                                                 ------------
LIABILITIES:
Payable for investments purchased...............................       34,134
Payable to affiliates:
 Advisory fees..................................................       61,958
 Accounting services............................................        5,668
Accrued expenses and other liabilities..........................       92,671
                                                                 ------------
TOTAL LIABILITIES...............................................      194,431
                                                                 ------------
NET ASSETS...................................................... $219,350,916
                                                                 ------------

-----------------------------------------------------------------------------

NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
1,000,000,000 shares authorized,
13,344,099 shares outstanding................................... $    133,441
Additional paid in capital......................................  167,418,483
Undistributed net realized gain on securities...................   45,745,784
Undistributed net investment income.............................       37,400
Unrealized appreciation of:
 Investments......................................... $5,961,183
 Futures.............................................     54,625    6,015,808
                                                      ---------- ------------
NET ASSETS APPLICABLE
TO SHARES OUTSTANDING........................................... $219,350,916
                                                                 ------------


SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

 36               SMALL CAP INDEX FUND (Unaudited) - CONTINUED

STATEMENT OF OPERATIONS
For the Six Months Ended November 30, 1999

INVESTMENT INCOME:
Dividends.......................................................  $ 1,556,941
Interest........................................................      149,110
                                                                  -----------
 Total investment income........................................    1,706,051
                                                                  -----------
EXPENSES:
Advisory fees...................................................      375,770
Custodian fees..................................................        7,815
Registration and filing fees....................................       10,668
Audit fees and tax services.....................................        1,959
Accounting services.............................................       32,209
Directors' fees and expenses....................................        1,301
Report to shareholders..........................................       22,599
Miscellaneous...................................................        4,619
                                                                  -----------
 Total expenses.................................................      456,940
                                                                  -----------
NET INVESTMENT INCOME...........................................    1,249,111
                                                                  -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES:
Net realized gain on securities:
 Investments....................................... $ 24,616,904
 Futures contracts.................................      115,344   24,732,248
                                                    ------------
Net unrealized appreciation (depreciation) of
 securities during the period:
 Investments.......................................  (16,753,851)
 Futures contracts.................................       63,450  (16,690,401)
                                                    ------------  -----------
  Net realized and unrealized gain on securities
   during the period............................................    8,041,847
                                                                  -----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS................  $ 9,290,958
                                                                  -----------


SEE NOTES TO FINANCIAL STATEMENTS.
-------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                                   For the
                                                 For the  Six    Fiscal Year
                                                 Months Ended       Ended
                                               November 30, 1999 May 31, 1999
                                               ------------------------------
                                                                  (audited)
OPERATIONS:
Net investment income.........................   $  1,249,111    $  2,587,749
Net realized gain on securities...............     24,732,248      20,753,231
Net unrealized depreciation of securities
 during the period............................    (16,690,401)    (30,909,483)
                                               ------------------------------
 Increase (decrease) in net assets resulting
  from operations.............................      9,290,958      (7,568,503)
                                               ------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.........................     (1,214,233)     (2,617,126)
Net realized gain on securities...............              -     (18,436,501)
                                               ------------------------------
 Decrease in net assets resulting from
  distributions to shareholders...............     (1,214,233)    (21,053,627)
                                               ------------------------------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold..............     18,962,907      30,591,343
Proceeds from capital stock issued for
 distributions reinvested.....................      1,214,233      21,053,627
                                               ------------------------------
                                                   20,177,140      51,644,970
Cost of capital stock repurchased.............    (28,904,474)    (50,203,873)
                                               ------------------------------
 Increase (decrease) in net assets resulting
  from capital stock transactions.............     (8,727,334)      1,441,097
                                               ------------------------------
TOTAL DECREASE IN NET ASSETS..................       (650,609)    (27,181,033)
NET ASSETS:
Beginning of year.............................    220,001,525     247,182,558
                                               ------------------------------
End of period (including undistributed net
 investment income of $37,400 and $2,522).....   $219,350,916    $220,001,525
                                               ------------------------------
CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold..................      1,190,132       1,985,030
Shares issued for distributions reinvested....         76,886       1,409,310
Shares of capital stock repurchased...........     (1,812,752)     (3,281,424)
                                               ------------------------------
 Increase (decrease) in shares outstanding....       (545,734)        112,916
Shares outstanding:
 Beginning of year............................     13,889,833      13,776,917
                                               ------------------------------
 End of period................................     13,344,099      13,889,833
                                               ------------------------------

--------------------------------------------------------------------------------

 November 30, 1999 (Unaudited)                                  37
                          INTERNATIONAL EQUITIES FUND

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               SCHEDULE OF INVESTMENTS
               COMMON STOCK - 99.87%

               AIRLINES - 0.37%
      30,000   Alitalia Linee..................................   $       72,558
      40,000 * Japan Air Lines Co., Ltd. ......................          128,101
      60,000   Malay Airline Systems Bhd.......................           51,474
      35,000   Singapore Airlines..............................          354,061
                                                                  --------------
                                                                         606,194
                                                                  --------------
               APPAREL & PRODUCTS - 0.30%
      20,000   Onward Kashiyama Co., Ltd. .....................          267,007
         250   Swatch Group....................................          214,951
                                                                  --------------
                                                                         481,958
                                                                  --------------
               APPLIANCES/FURNISHINGS - 0.78%
       4,200   Matsushita Electric Industrial Co.,
               Ltd. - ADR......................................        1,062,600
      33,000   Sanyo Electric Co., Ltd. .......................          131,293
       3,400   Sanyo Electric Co., Ltd. - ADR..................           66,088
                                                                  --------------
                                                                       1,259,981
                                                                  --------------
               AUTO - CARS - 2.54%
      10,000   Honda Motor Co., Ltd. - ADR.....................          826,875
         500   Peugeot Citroen SA..............................           98,004
         200 * Porsche AG......................................          544,185
      78,000   Toyota Motor Corp. .............................        2,651,211
                                                                  --------------
                                                                       4,120,275
                                                                  --------------
               AUTO - ORIGINAL EQUIPMENT - 0.15%
      25,000   Calsonic Corp. .................................           62,626
       7,000   Pininfarina Spa.................................          180,589
                                                                  --------------
                                                                         243,215
                                                                  --------------
               AUTO - REPLACEMENT PARTS - 0.80%
      25,000   Continental AG..................................          498,836
       5,550   Denso Corp. - ADR...............................          479,043
       8,191   Michelin (CGDE), Class B........................          328,528
                                                                  --------------
                                                                       1,306,407
                                                                  --------------
               BANKS - OTHER - 12.92%
      60,000   AMMB Holdings BHD...............................          128,684
      50,000   Asahi Bank, Ltd. ...............................          351,196
       3,190   Asahi Bank, Ltd. - ADR..........................          223,208
     106,000   Bank of Tokyo - Mitsubishi......................        1,536,971

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               BANKS - OTHER - Continued
      68,000   Bank of Yokohama, Ltd. .........................   $      309,288
       2,296   Bank of Yokohama, Ltd. - ADR....................          104,032
      39,809   Barclays, Plc. .................................        1,149,013
      40,909   Bca Intesa Spa..................................          174,798
      10,000   Bca Pop Di Brescia..............................          503,875
      50,000   Bco Bilbao Vizcaya..............................          697,867
      59,885   Bco Com Portugues...............................          345,197
       4,000   Bco Espir Santo.................................           99,969
      83,220   Bco Sant Cent Hisp..............................          914,966
       2,000   Bqe Natl Paris..................................          183,410
     108,000   Commerce Asset Holding..........................          235,895
       1,500   Cobepa Cie Belge................................           84,349
      50,000   Credito Italiano................................          233,294
      15,119   Dbs Group Holdings..............................          196,129
      17,429   Dbs Group Holdings, Ltd. - ADR..................          901,951
     250,000   DCB Holdings BHD................................          226,316
       6,300   Den Danske Bank AF 1871 - ADR...................          716,313
         129   Dexia...........................................                3
         129   Dexia Cred, Class B.............................           21,060
      17,000   Dresdner Bank AG - ADR..........................          802,791
      15,000   Foreningssparbanken.............................          230,959
      25,000   Hang Seng Bank..................................          277,635
       7,080   Hsbc Holdings, Plc. - ADR.......................          461,528
      35,000   Ifil 1st Fin Ital...............................          271,589
      15,000   Industrial Bank of Japan, Ltd. .................          177,268
      48,000   Joyo Bank.......................................          222,093
     137,576   Lloyds TSB Group, Plc. .........................        1,763,860
      60,000 * Malayan Bk Bhd..................................          205,263
      35,000   Merita Oyj......................................          210,922
      33,571   National Australia Bank, Ltd. ..................          485,052
       9,319   National Australia Bank, Ltd. - ADR.............          675,045
      10,915   National Westminster Bank, Plc. ................          251,155
      21,259   Royal Bank Scot Group...........................          411,215
      98,000   Sakura Bank, Ltd. ..............................          726,853
      21,160   San Paolo Imi Spa - ADR.........................          534,290
      25,000   Sao Paolo Imi Spa...............................          312,402
      30,000   Shizuoka Bank...................................          321,234
      54,000   Sumitomo Bank...................................          830,198
      26,000   Tokai Bank......................................          180,579
       2,225   Tokai Bank - ADR................................          307,887
       5,653   Ubs Ag..........................................        1,546,673
      13,300   Westpac Banking Corp., Ltd. - ADR...............          450,538
                                                                  --------------
                                                                      20,994,813
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               BEVERAGE - BREWERS/DISTRIBUTORS - 0.69%
      34,642 * Bass............................................   $      389,179
      62,401   Diageo..........................................          564,706
      45,000   Sapporo Breweries...............................          159,143
                                                                  --------------
                                                                       1,113,028
                                                                  --------------
               BEVERAGE - SOFT DRINKS - 0.30%
      45,491   Cadbury Schweppes...............................          288,718
       7,858   Cadbury Schweppes, Plc. - ADR...................          192,521
                                                                  --------------
                                                                         481,239
                                                                  --------------
               BROADCASTING - 0.44%
       3,056   Canal Plus......................................          252,842
      40,000   Mediaset........................................          455,503
                                                                  --------------
                                                                         708,345
                                                                  --------------
               BUILDING MATERIALS - 1.83%
      20,000   Asahi Glass Co., Ltd. ..........................          161,305
       1,223   Cie De St Gobain................................          208,289
      31,556   CRH, Plc. ......................................          633,141
       2,505   Fletcher Challenge Building
               Division - ADR..................................           30,999
       2,700   Glaverbel SA....................................          239,441
         525   Holderbank Finance Glarus.......................          658,107
      40,000   Inax Corp. .....................................          237,733
       4,544 * Lafarge SA......................................          428,843
      24,452   Rexam...........................................           96,701
      15,000   Tostem Corp. ...................................          270,396
                                                                  --------------
                                                                       2,964,955
                                                                  --------------
               CHEMICAL - MAJOR - 1.23%
      25,000   BASF AG.........................................        1,157,652
      10,000   Bayer AG........................................          423,255
      10,000   Bayer AG - ADR..................................          421,382
                                                                  --------------
                                                                       2,002,289
                                                                  --------------
               CHEMICAL - MISCELLANEOUS - 1.53%
      15,303   Air Liquide - ADR...............................          449,308
      10,200   Akzo Nobel NV - ADR.............................          432,225
      23,420   BOC Group, Plc. ................................          483,266
       6,000   Imperial Chemical Industries,
               Plc. - ADR......................................          245,250
         200   Lonza Group Ag..................................          117,114
      13,100   Shin Etsu Chemical Co. .........................          518,621
      50,000   Toray Industries, Inc. .........................          244,118
                                                                  --------------
                                                                       2,489,902
                                                                  --------------

--------------------------------------------------------------------------------

 38                                  November 30, 1999 (Unaudited)
                    INTERNATIONAL EQUITIES FUND - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
             CONGLOMERATES - 3.25%
       6,890 Broken Hill Proprietary Co.,
             Ltd. - ADR........................................   $      150,719
          20 D/S 1912..........................................          211,296
      30,000 Hutchison Whampoa.................................          369,858
       3,300 Itochu Corp. - ADR................................          196,350
      71,250 Keppel Corp., Ltd. ...............................          189,096
      26,875 Keppel Corp., Ltd. - ADR..........................          142,696
       9,800 Kvaerner Asa......................................          184,823
       8,157 Lagardere Groupe..................................          384,706
      10,000 Mannesmann Ag.....................................        2,079,995
      22,000 Mitsubishi Corp. .................................          192,563
      50,000 Mitsui & Co. .....................................          381,649
       9,806 Vivendi...........................................          785,618
                                                                  --------------
                                                                       5,269,369
                                                                  --------------
             CONSUMER FINANCE - 0.17%
      37,000 Nippon Shinpan Co. ...............................          109,406
         300 Shohkoh Fund & Co. ...............................          162,385
                                                                  --------------
                                                                         271,791
                                                                  --------------
             COSMETICS/TOILETRIES - 1.02%
       1,100 Loreal Co. .......................................          724,421
       2,900 Loreal Co. - ADR..................................          381,640
       1,000 Lvmh Moet Hennessy................................          324,697
      14,490 Shiseido, Ltd. - ADR..............................          232,554
                                                                  --------------
                                                                       1,663,312
                                                                  --------------
             DRUGS - 7.60%
      10,000 Astrazeneca.......................................          445,545
      20,900 Astrazeneca, Plc. - ADR...........................          930,050
      44,900 Glaxo Wellcome, Plc. - ADR........................        2,668,744
       1,400 Novartis Ag.......................................        2,182,905
       5,000 Ono Pharmaceutical................................          158,652
         200 Roche Holdings AG.................................        2,415,246
      10,000 Sanofi Synthelabo.................................          412,170
     101,184 Smithkline Beecham................................        1,360,206
      25,000 Takeda Chemical Industries, Ltd. .................        1,478,462
       4,000 Yamanouchi Pharm..................................          174,861
      10,000 Yoshitomi Pharm...................................          124,761
                                                                  --------------
                                                                      12,351,602
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
             ELECTRICAL EQUIPMENT - 3.82%
       2,000 Advantest.........................................   $      334,398
       1,000 Barco.............................................          118,914
      15,000 Fanuc.............................................        1,252,517
      84,000 General Electric, Plc. ...........................        1,289,274
      10,400 General Electric, Plc. - ADR......................          165,100
      10,000 Murata Manufacturing Co. .........................        1,662,164
      12,000 Nikon Corp. ......................................          305,320
       2,000 Philips Elec(KON).................................          243,573
       3,400 Sumitomo Electric Industries,
             Ltd. - ADR........................................          384,636
      10,000 Taiyo Yuden Co. ..................................          438,135
                                                                  --------------
                                                                       6,194,031
                                                                  --------------
             ELECTRONIC INSTRUMENTS - 1.51%
      50,000 Hitachi, Ltd. ....................................          692,568
       5,050 Hitachi, Ltd. - ADR...............................          696,900
      50,000 Racal Electronics, Plc. ..........................          414,609
       7,110 Schneider SA......................................          480,062
      25,000 Yokogawa Electric.................................          163,810
                                                                  --------------
                                                                       2,447,949
                                                                  --------------
             ENTERTAINMENT - 0.46%
       4,000 Sony Corp. .......................................          742,669
                                                                  --------------
             FINANCE COMPANIES - 3.18%
      30,000 Abbey National....................................          506,620
      45,051 ABN Amro Holdings NV..............................        1,097,321
      38,879 Allied Zurich.....................................          471,188
       9,907 Allied Zurich, Plc. ..............................          240,630
      16,896 Fortis Nl.........................................          579,427
      21,059 ING Groep NV......................................        1,185,260
       3,984 Societe Generale..................................          859,183
       3,000 Unidanmark........................................          227,550
                                                                  --------------
                                                                       5,167,179
                                                                  --------------
             FOODS - 2.11%
      25,000 Ajinomoto, Inc. ..................................          261,310
      10,000 Daiei, Inc. ......................................           37,330
      11,500 Daiei, Inc. - ADR.................................           84,813
       1,000 Groupe Danone.....................................          232,085
      20,000 Nestle S A - ADR..................................        1,799,004
      30,750 Tate & Lyle, Plc. ................................          207,788
      14,642 Unilever NV.......................................          797,074
                                                                  --------------
                                                                       3,419,404
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               FREIGHT - 0.64%
      40,000   Nippon Yusen Kabushiki Kaish....................   $      162,287
       8,570   Nippon Yusen Kabushiki
               Kaish - ADR.....................................          346,373
      36,322   P & O Steam Navigation..........................          532,872
                                                                  --------------
                                                                       1,041,532
                                                                  --------------
               HOME BUILDERS - 0.32%
         214   Sekisui Homes, Ltd. - ADR.......................           20,733
      20,000   Sekisui House, Ltd. ............................          194,509
       9,000   Skanska Ab......................................          305,712
                                                                  --------------
                                                                         520,954
                                                                  --------------
               HOUSEHOLD PRODUCTS - 0.20%
       8,000   Electrolux Ab...................................          156,088
       7,000   Katokichi Co. ..................................          176,384
                                                                  --------------
                                                                         332,472
                                                                  --------------
               HUMAN RESOURCES - 0.58%
       7,000   Konami Co. .....................................          942,090
                                                                  --------------
               INFORMATION PROCESSING - 0.66%
       1,200   Cap Gemini......................................          212,353
      24,000   Fujitsu, Ltd. ..................................          853,480
                                                                  --------------
                                                                       1,065,833
                                                                  --------------
               INFORMATION PROCESSING -
               COMPUTER HARDWARE
               SYSTEMS - 0.75%
       8,000   Secom Co. ......................................          903,778
       3,000   Tokyo Electron..................................          312,393
                                                                  --------------
                                                                       1,216,171
                                                                  --------------
               INFORMATION PROCESSING -
               DATA SERVICES - 0.21%
       5,000   Toyo Information................................          335,478
                                                                  --------------
               INSURANCE - CASUALTY - 0.30%
      25,000   Mitsui Marine & Fire............................          140,478
      50,000   Nippon Fire & Marine Insurance..................          172,405
      25,000   Sumitomo Marine & Fire..........................          176,580
                                                                  --------------
                                                                         489,463
                                                                  --------------
               INSURANCE - LIFE - 1.15%
       2,500   Mundial Confianca...............................          131,637
      15,240   Prudential, Plc. - ADR..........................        1,257,338
      20,000 * Skandia Forsakring..............................          478,373
                                                                  --------------
                                                                       1,867,348
                                                                  --------------

--------------------------------------------------------------------------------

 November 30, 1999 (Unaudited)                                  39
                    INTERNATIONAL EQUITIES FUND - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               INSURANCE - MULTILINE - 3.34%
       5,030   Aegon NV........................................   $      456,208
       3,088   Allianz AG......................................          904,794
      27,313   Assic Generali..................................          787,205
      10,962   AXA.............................................        1,479,187
       3,120   Munchener Ruckvers..............................          650,845
      53,783   Royal+Sun Alliance..............................          328,480
         400   Swiss Reinsurance AG............................          816,404
                                                                  --------------
                                                                       5,423,123
                                                                  --------------
               LEISURE TIME - 1.20%
      20,000   Canon, Inc. - ADR...............................          590,000
      15,000   Fuji Photo......................................          611,523
      55,322   Ladbroke Group, Plc. ...........................          177,982
       1,500   Nintendo Co. ...................................          250,651
      10,734   Preussag AG.....................................          145,233
      25,000   Tab Corporation Holdings, Ltd. .................          170,868
                                                                  --------------
                                                                       1,946,257
                                                                  --------------
               LODGING - 0.21%
     297,916   Hong Kong & Shanghai Hotels.....................          176,452
     180,000   Hotel Properties................................          164,951
                                                                  --------------
                                                                         341,403
                                                                  --------------
               MACHINE TOOLS - 0.45%
      35,000   Amada Co., Ltd. ................................          199,420
      16,000   Makita Corp. - ADR..............................          148,000
      25,000   Minebea Co., Ltd. ..............................          391,227
                                                                  --------------
                                                                         738,647
                                                                  --------------
               MACHINERY - CONSTRUCTION & CONTRACTS - 0.44%
       2,000   Groupe Gtm......................................          189,558
      52,000   Kajima Corp. ...................................          175,726
       2,340   Kajima Corp. - ADR..............................           78,775
      80,000   Kumagai Gumi Co. ...............................           29,614
      70,000   Shimizu Corp. ..................................          237,929
                                                                  --------------
                                                                         711,602
                                                                  --------------
               MACHINERY -
               INDUSTRIAL/SPECIALTY - 2.67%
      11,428   Atlas Copco AB, Class A.........................          295,505
         125   Bobst SA........................................          145,449
      62,455 * British Aerospace...............................          360,530

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               MACHINERY -
               INDUSTRIAL/SPECIALTY - Continued
       8,000   Ebara Corp. ....................................   $       90,771
       2,530   Ebara Corp. - ADR...............................          285,967
     100,000   Halma, Plc. ....................................          173,817
      16,424   Invensys, Plc. - ADR............................          151,720
      50,000   Kawasaki Heavy Industries.......................           68,766
      70,000   Kubota Corp. ...................................          275,063
       1,350   Kubota Corp. - ADR..............................          105,300
       7,500   Man Ag..........................................          229,011
         556   Rolls Royce.....................................            1,640
     139,909   Siebe, Plc. ....................................          635,852
       7,000   Siemens AG - ADR................................          705,526
       8,000   Siemens AG NPV..................................          807,006
                                                                  --------------
                                                                       4,331,923
                                                                  --------------
               MEDICAL TECHNOLOGY - 0.16%
       3,000   Fresenius Medical...............................          249,116
      20,000 * Instrumentation Laboratory
               S.p.A. - ADR....................................           10,000
                                                                  --------------
                                                                         259,116
                                                                  --------------
               MERCHANDISE - SPECIALTY - 1.12%
      10,000   Esselte AB, Class B.............................           69,347
      20,000   Great Universal Stores, Plc. ...................          134,588
      40,000   Hennes + Mauritz................................        1,269,394
       1,500   Herlitz AG......................................           23,430
       6,000   Metro Ag........................................          321,674
                                                                  --------------
                                                                       1,818,433
                                                                  --------------
               MERCHANDISING -
               DEPARTMENT - 0.50%
       5,000   Karstadt Ag.....................................          173,081
      15,311   Marks & Spencer, Plc. ..........................           61,772
       5,033   Marks & Spencer, Plc. - ADR.....................          122,166
      16,000   Marui Co., Ltd. ................................          274,748
      36,000   Mitsukoshi, Ltd. ...............................          172,229
         200   Mitsukoshi, Ltd. - ADR..........................            9,532
                                                                  --------------
                                                                         813,528
                                                                  --------------
               MERCHANDISING - FOOD - 0.86%
      16,562   Ahold Kon NV....................................          527,582
      10,000 * Delhaize-Le Lion, S.A. .........................          765,890
      15,000   Melco International Development, Ltd. ..........            1,931
      10,000   Uny Co., Ltd. ..................................          105,113
                                                                  --------------
                                                                       1,400,516
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               MERCHANDISING - MASS - 2.00%
       9,300   Carrefour.......................................   $    1,621,368
       4,356   Familymart Co. .................................          274,296
      10,200   Ito-Yokado Co., Ltd. - ADR......................        1,071,000
       8,666   Jeronimo Martins Sgps...........................          196,496
      20,000   Seiyu, Ltd. ....................................           82,519
                                                                  --------------
                                                                       3,245,679
                                                                  --------------
               METALS - MISCELLANEOUS - 1.63%
         200 * Alusuisse Lonza Holdings........................          121,769
       7,816   Boliden, Ltd. ..................................           21,129
      10,000   Nitto Denko Corp. ..............................          403,753
       8,062   Rio Tinto, Ltd. - ADR...........................          564,762
       6,432   Rio Tinto, Plc. ................................          125,851
       6,700   Rio Tinto, Plc. - ADR...........................          520,925
       3,000   Shimamura Co. ..................................          574,684
      67,410   Western Mining..................................          309,785
                                                                  --------------
                                                                       2,642,658
                                                                  --------------
               METALS - STEEL - 0.64%
       5,000   Bekaert Sa......................................          254,205
      36,700   Corus Group.....................................           74,764
       2,000   Corus Group, Plc. - ADR.........................           40,875
     100,000   Kawasaki Steel..................................          206,297
      50,000   Sumitomo Metal Mining...........................          114,446
      10,000   Thyssen Krupp AG................................          263,023
       2,000 * Vallourec Usin..................................           78,000
                                                                  --------------
                                                                       1,031,610
                                                                  --------------
               MISCELLANEOUS - 0.63%
         500   Bouygues........................................          230,775
      10,000   Cardo Ab........................................          191,584
      15,000   Daito Trust Const...............................          190,088
      15,940   Tnt Post Groep NV...............................          408,014
                                                                  --------------
                                                                       1,020,461
                                                                  --------------
               OIL -
               INTEGRATED INTERNATIONAL - 5.66%
      40,000   Bp Amoco........................................          408,549
      56,178   Bp Amoco, Plc. - ADR............................        3,423,347
     225,000   Eni S.p.A. .....................................        1,233,486
      30,000   Repsol SA - ADR.................................          652,500
      10,392   Royal Dutch Pete Co. - ADR......................          602,736
       9,207   Total...........................................        1,225,670
      24,757   Total Fina Sa - ADR.............................        1,637,057
                                                                  --------------
                                                                       9,183,345
                                                                  --------------

--------------------------------------------------------------------------------

 40                                  November 30, 1999 (Unaudited)
                    INTERNATIONAL EQUITIES FUND - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               OIL - SERVICES - 0.12%
      50,000   Saipem..........................................   $      195,503
                                                                  --------------
               OIL/GAS PRODUCERS - 0.14%
       2,505   Fletcher Challenge Energy
               Division - ADR..................................           56,676
      62,500   Santos, Ltd. ...................................          167,081
                                                                  --------------
                                                                         223,757
                                                                  --------------
               PAPER/FOREST PRODUCTS - 1.02%
     150,801   Fletcher Challenge Forest, Ltd. ................           55,407
       4,326   Fletcher Challenge, Ltd. - ADR..................           15,682
       5,010   Fletcher Challenge Paper
               Division - ADR..................................           28,808
       5,000   Mayr Melnhof Karto..............................          208,604
         666   Metso Oyj.......................................            7,215
      22,000   New Oji Paper Co., Ltd. ........................          141,559
         300   New Oji Paper Co., Ltd. - ADR...................           19,230
      60,000   Nippon Paper Industries.........................          441,476
      22,000   UPM - Kymmene Corp. ............................          736,060
                                                                  --------------
                                                                       1,654,041
                                                                  --------------
               POLLUTION CONTROL - 0.09%
       1,000   Lyonnaise Des Eaux SA...........................          147,434
                                                                  --------------
               PUBLISHING - NEWS - 0.81%
      52,881   Independent Newspapers, Plc. ...................          277,112
      22,500   News Corp., Ltd. - ADR..........................          770,625
      21,379   United News & Media, Plc. ......................          271,372
                                                                  --------------
                                                                       1,319,109
                                                                  --------------
               PUBLISHING/PRINTING - 0.26%
      20,000   Trelleborg Ab...................................          165,726
       8,232   Wolters Kluwer..................................          248,459
                                                                  --------------
                                                                         414,185
                                                                  --------------
               RAILROAD - 0.23%
      30,000   Fukuyama Transporting Co. ......................          215,138
      60,000   Tokyu Corp. ....................................          155,607
                                                                  --------------
                                                                         370,745
                                                                  --------------
               REAL ESTATE - 1.17%
       6,000 * Asticus Ab......................................           82,158
      67,320   Beni Stabili Spa................................           23,677
      12,000   Diligentia......................................           90,973

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               REAL ESTATE - Continued
       9,000   Drott Ab........................................   $       99,436
      35,000   Great Portland Est..............................          107,160
      42,102   Hammerson, Plc. ................................          304,135
     240,000   Hang Lung Development Co. ......................          248,761
      43,000   Mitsubishi Estate Co., Ltd. ....................          464,659
      27,313   New World Development Co. ......................           54,158
      44,498   Sun Hung Kai Properties, Ltd. ..................          405,361
       6,582   Wharf Holdings, Ltd. ...........................           16,695
                                                                  --------------
                                                                       1,897,173
                                                                  --------------
               SECURITIES RELATED - 0.64%
      25,000   Daiwa Securities Co., Ltd. .....................          358,073
       2,137   Garban..........................................            6,577
       3,800   Nomura Securities Co., Ltd. - ADR...............          676,812
       6,000   Yamaichi Securities Co., Ltd. - ADR.............                -
                                                                  --------------
                                                                       1,041,462
                                                                  --------------
               TELECOMMUNICATIONS - 18.02%
       3,000 * Alcatel Alst Cge................................          581,975
      36,344   British Telecommunications, Plc. ...............          729,086
      11,379   British Telecommunications,
               Plc. -  ADR.....................................        2,327,006
      47,423   Cable & Wireless, Plc. .........................          602,338
      11,423   Cable + Wireless Hkt - ADR......................          303,423
      49,081   Deutsche Telekom................................        2,811,878
      20,000   Europolitan Holdings............................          251,528
      25,000   Fortum Oyj......................................          114,632
      20,000 * France Telecom..................................        2,319,840
      15,984   Kon Kpn NV......................................          890,765
       5,000 * Netcom Asa......................................          219,614
         300   Nippon Tel+Tel Cp...............................        5,393,192
      34,000   Nokia Ab Oy.....................................        4,817,446
       7,500   Sonera OYJ......................................          309,959
       1,000   Swisscom Ag.....................................          339,644
       2,600   Telecom Corp. of New Zealand,
               Ltd. - ADR......................................           87,100
     125,000   Telecom Italia Mobile...........................          982,556
      10,400   Telefonaktiebolage & LM Ericsson,
               Class B - ADR...................................          501,150
      43,695   Telefonica Ca...................................          910,615
      20,022   Telefonica de Espana - ADR......................        1,238,379
         873   Telefonica Sa...................................           16,742
     115,000   Telekom Malaysia Berhad.........................          363,158

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
             TELECOMMUNICATIONS - Continued
      50,000 Telstra Corp. ....................................   $      291,517
       1,000 Versatel Telecom..................................           28,217
      60,000 Vodafone Group, Plc. - ADR........................        2,831,250
                                                                  --------------
                                                                      29,263,010
                                                                  --------------
             TEXTILE - PRODUCTS - 0.10%
      20,000 Courtaulds Textiles, Plc. ........................           24,558
      15,000 Wacoal Corp. .....................................          134,240
                                                                  --------------
                                                                         158,798
                                                                  --------------
             TOBACCO - 0.45%
      38,879 British America Tobacco...........................          244,584
       9,908 British American Tobacco, Plc. - ADR..............          125,089
      32,000 Swedish Match AB..................................          114,339
      15,000 Tabacalera........................................          247,755
                                                                  --------------
                                                                         731,767
                                                                  --------------
             UTILITIES - COMMUNICATION - 0.12%
      15,000 Telecel Comuni Pes................................          198,627
                                                                  --------------
             UTILITIES - ELECTRIC - 2.53%
      48,000 Endesa SA - ADR...................................          951,000
      30,000 Iberdrola SA......................................          418,418
      16,600 Kansai Electric Power Co., Inc. ..................          318,970
      62,265 National Power....................................          399,894
       2,000 Oesterreichisch Elektrizitatswirt
             Schafts - AG, Class A.............................          257,964
      10,000 RWE AG - ADR......................................          381,610
      48,488 Scot Power........................................          427,587
      25,200 Tokyo Electric Power..............................          711,725
       5,000 VEBA AG...........................................          244,379
                                                                  --------------
                                                                       4,111,547
                                                                  --------------
             UTILITIES -
             GAS, DISTRIBUTION - 0.14%
      44,117 Bg................................................          231,983
                                                                  --------------
             WATER SERVICES - 0.71%
      23,724 Hyder, Plc. ......................................          160,784
      24,545 Thames Water......................................          344,829
       3,000 Suez Lyonn Eaux...................................          220,863
      45,183 United Utilities, Plc. ...........................          425,461
                                                                  --------------
                                                                       1,151,937
                                                                  --------------
             TOTAL COMMON STOCK
             (Cost $106,969,080)...............................      162,130,627
                                                                  --------------

--------------------------------------------------------------------------------

 November 30, 1999 (Unaudited)                                  41
                    INTERNATIONAL EQUITIES FUND - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
             WARRANTS - 0.02%
             BANKS - OTHER - 0.02%
      11,250 Commerce Asset Holding............................   $        9,296
      50,000 DCB Holdings BHD..................................           23,816
                                                                  --------------
                                                                          33,112
                                                                  --------------
             INSURANCE - MULTILINE - 0.00%
          60 Munchener Ruckvers................................            2,177
                                                                  --------------
             MACHINERY - CONSTRUCTION & CONTRACTS - 0.00%
      16,000 Kumagai Gumi Co. .................................               29
                                                                  --------------
             WATER SERVICES - 0.00%
          76 Eaux (Cie Generale)...............................              205
                                                                  --------------
             TOTAL WARRANTS
             (Cost $18,103)....................................           35,523
                                                                  --------------
             TOTAL INVESTMENTS
             (Cost $106,987,183) - 99.89%......................   $  162,166,150
                                                                  --------------

             * Non-income producing


SEE NOTES TO FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
ASSETS:
Investments, at market (Cost $106,987,183)........................ $162,166,150
Receivables for:
 Investments sold.................................................      258,230
 Fund shares sold.................................................       30,512
 Dividends and interest...........................................      272,908
Other assets......................................................      747,612
                                                                   ------------
TOTAL ASSETS......................................................  163,475,412
                                                                   ------------
LIABILITIES:
Payable for investments purchased.................................      860,713
Payable to affiliates - advisory fees.............................       45,418
Accrued expenses and other liabilities............................      223,118
                                                                   ------------
TOTAL LIABILITIES.................................................    1,129,249
                                                                   ------------
NET ASSETS........................................................ $162,346,163
                                                                   ------------

--------------------------------------------------------------------------------

NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
1,000,000,000 shares authorized,
12,233,890 shares outstanding..................................  $    122,339
Additional paid in capital.....................................    96,663,560
Undistributed net realized gain on securities..................    10,352,399
Undistributed net investment income............................        61,451
Unrealized appreciation (depreciation) of:
 Investments....................................... $55,178,967
 Foreign currency translation......................     (32,553)   55,146,414
                                                    -----------  ------------
NET ASSETS APPLICABLE
TO SHARES OUTSTANDING..........................................  $162,346,163
                                                                 ------------

--------------------------------------------------------------------------------

 42           INTERNATIONAL EQUITIES FUND (Unaudited) - CONTINUED
STATEMENT OF OPERATIONS
For the Six Months Ended November 30, 1999

INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $126,643)........  $ 1,022,864
Interest........................................................       40,299
                                                                  -----------
 Total investment income........................................    1,063,163
                                                                  -----------
EXPENSES:
Advisory fees...................................................      267,664
Custodian fees..................................................        5,404
Registration and filing fees....................................        1,118
Audit fees and tax services.....................................        1,045
Accounting services.............................................       24,337
Directors' fees and expenses....................................          927
Report to shareholders..........................................       16,713
Miscellaneous...................................................        6,968
                                                                  -----------
 Total expenses.................................................      324,176
                                                                  -----------
NET INVESTMENT INCOME...........................................      738,987
                                                                  -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES
AND FOREIGN CURRENCIES:
Net realized gain on securities:
 Investments........................................ $ 2,610,021
 Foreign currency transactions......................      69,880    2,679,901
                                                     -----------
Net unrealized appreciation (depreciation) of
 securities during the period:
 Investments........................................  22,075,782
 Forward contracts..................................      19,830
 Foreign currency translation.......................     (23,227)  22,072,385
                                                     -----------  -----------
  Net realized and unrealized gain on securities and
   foreign currencies during the period.........................   24,752,286
                                                                  -----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS................  $25,491,273
                                                                  -----------

SEE NOTES TO FINANCIAL STATEMENTS.
-------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                               For the Six    For the Fiscal
                                              Months Ended      Year Ended
                                            November 30, 1999  May 31, 1999
                                            -------------------------------
                                                                (audited)
OPERATIONS:
Net investment income......................   $    738,987    $   2,740,455
Net realized gain on securities and
 foreign currency transactions.............      2,679,901        8,109,504
Net unrealized appreciation (depreciation)
 of securities and translation of foreign
 currencies during the period..............     22,072,385       (4,445,463)
                                            -------------------------------
  Increase in net assets resulting from
   operations..............................     25,491,273        6,404,496
                                            -------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income......................       (809,997)      (3,076,811)
Net realized gain on securities............              -      (11,030,196)
                                            -------------------------------
Decrease in net assets resulting from
 distributions to shareholders.............       (809,997)     (14,107,007)
                                            -------------------------------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold...........     67,677,864       82,990,722
Proceeds from capital stock issued for
 distributions reinvested..................        809,997       14,107,007
                                            -------------------------------
                                                68,487,861       97,097,729
Cost of capital stock repurchased..........    (72,930,600)    (102,756,759)
                                            -------------------------------
Decrease in net assets resulting
 from capital stock transactions...........     (4,442,739)      (5,659,030)
                                            -------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS....     20,238,537      (13,361,541)

NET ASSETS:
Beginning of year..........................    142,107,626      155,469,167
                                            -------------------------------
End of period (including undistributed net
 investment income of $61,451 and
 $132,461).................................   $162,346,163    $ 142,107,626
                                            -------------------------------
CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold...............      5,490,359        7,190,824
Shares issued for distributions
 reinvested................................         67,065        1,245,781
Shares of capital stock repurchased........     (5,882,678)      (8,886,737)
                                            -------------------------------
Decrease in shares outstanding.............       (325,254)        (450,132)
Shares outstanding:
 Beginning of year.........................     12,559,144       13,009,276
                                            -------------------------------
 End of period.............................     12,233,890       12,559,144
                                            -------------------------------

--------------------------------------------------------------------------------

 November 30, 1999 (Unaudited)    GROWTH FUND                   43

   NUMBER
  OF SHARES                                                        MARKET VALUE
--------------------------------------------------------------------------------
               SCHEDULE OF INVESTMENTS
               COMMON STOCK - 98.35%
               AEROSPACE/DEFENSE - 0.99%
     204,500   United Technologies Corp. ......................   $   11,554,250
                                                                  --------------
               AIRLINES - 0.87%
     167,700 * AMR Corp. ......................................       10,208,738
                                                                  --------------
               BANKS - NEW YORK CITY - 1.80%
     390,600   Citigroup, Inc. ................................       21,043,575
                                                                  --------------
               BANKS - REGIONAL - 1.20%
     191,200   State Street Corp. .............................       14,041,250
                                                                  --------------
               BEVERAGE - SOFT DRINKS - 0.47%
     159,600   PepsiCo, Inc. ..................................        5,516,175
                                                                  --------------
               BROADCASTING - 1.25%
     280,500 * CBS Corp. ......................................       14,586,000
                                                                  --------------
               CHEMICAL - MAJOR - 0.94%
     184,900   E.I. du Pont de Nemours and Co. ................       10,989,994
                                                                  --------------
               CHEMICAL - MISCELLANEOUS - 0.97%
     255,500   Praxair, Inc. ..................................       11,401,688
                                                                  --------------
               CONTAINERS - PAPER - 0.52%
     130,500 * Sealed Air Corp. ...............................        6,133,500
                                                                  --------------
               DRUGS - 9.13%
     467,500   American Home Products Corp. ...................       24,310,000
     209,600   Bristol-Myers Squibb Co. .......................       15,313,900
     208,400   Johnson & Johnson...............................       21,621,500
     243,400   Merck & Co., Inc. ..............................       19,106,899
     327,300   Pfizer, Inc. ...................................       11,844,168
     161,200   Warner-Lambert Co. .............................       14,457,625
                                                                  --------------
                                                                     106,654,092
                                                                  --------------
               ELECTRICAL EQUIPMENT - 2.98%
     268,500   General Electric Co. ...........................       34,905,000
                                                                  --------------
               FINANCE COMPANIES - 1.48%
     521,900   Associates First Capital Corp. .................       17,353,175
                                                                  --------------
               GOVERNMENT SPONSORED - 0.97%
     170,900   Federal National Mortgage Association...........       11,386,213
                                                                  --------------
               HEALTHCARE - 0.92%
     205,400   Cardinal Health, Inc. ..........................       10,744,988
                                                                  --------------

   NUMBER
  OF SHARES                                                       MARKET VALUE
-------------------------------------------------------------------------------
               HOSPITAL SUPPLIES - 2.05%
     302,400   Abbott Laboratories............................   $   11,491,199
     184,900   Baxter International, Inc. ....................       12,492,306
                                                                 --------------
                                                                     23,983,505
                                                                 --------------
               HOUSEHOLD PRODUCTS - 1.46%
    158,300    Procter & Gamble Co. ..........................       17,096,400
                                                                 --------------
               INFORMATION PROCESSING - 3.31%
     283,800   Automatic Data Processing, Inc. ...............       14,012,625
     159,900 * Computer Sciences Corp. .......................       10,433,475
     222,600   Electronic Data Systems Corp. .................       14,315,963
                                                                 --------------
                                                                     38,762,063
                                                                 --------------
               INFORMATION PROCESSING - BUSINESS SOFTWARE -
               5.97%
     418,900 * Microsoft Corp. ...............................       38,139,535
     377,900 * Oracle Corp. ..................................       25,626,343
      66,300 * Veritas Software Corp. ........................        6,070,594
                                                                 --------------
                                                                     69,836,472
                                                                 --------------
               INFORMATION PROCESSING -
               COMPUTER HARDWARE
               SYSTEMS - 0.74%
     319,800   Xerox Corp. ...................................        8,654,588
                                                                 --------------

               INFORMATION PROCESSING - COMPUTER SERVICES -
               2.42%
     536,800   Gartner Group, Inc., Class A...................        6,173,200
     214,900   International Business Machines................       22,148,130
                                                                 --------------
                                                                     28,321,330
                                                                 --------------
               INFORMATION PROCESSING - NETWORKING - 4.08%
     391,000 * Cisco Systems, Inc. ...........................       34,872,313
      29,500 * JDS Uniphase Corp. ............................        6,748,125
      59,000 * PMC-Sierra, Inc. ..............................        6,080,691
                                                                 --------------
                                                                     47,701,129
                                                                 --------------
               INSURANCE - MULTILINE - 4.66%
     215,500   American International Group, Inc. ............       22,250,375
     189,300   Hartford Financial Services Group, Inc. .......        8,837,944
     297,300   Marsh & McLennan Companies, Inc. ..............       23,375,212
                                                                 --------------
                                                                     54,463,531
                                                                 --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               MACHINERY - CONSTRUCTION & CONTRACTS - 0.39%
      99,400   Caterpillar, Inc. ..............................   $    4,609,675
                                                                  --------------
               MACHINERY -
               INDUSTRIAL/SPECIALTY - 3.73%
     210,000   Corning, Inc. ..................................       19,674,375
     148,900   Illinois Tool Works, Inc. ......................        9,641,275
     358,200   Tyco International, Ltd. .......................       14,350,388
                                                                  --------------
                                                                      43,666,038
                                                                  --------------
               MEDICAL TECHNOLOGY - 1.03%
     241,400 * Guidant Corp. ..................................       12,070,000
                                                                  --------------
               MERCHANDISE - DRUG - 1.01%
     298,200   CVS Corp. ......................................       11,834,813
                                                                  --------------
               MERCHANDISE - SPECIALTY - 1.49%
     220,400   Home Depot, Inc. ...............................       17,425,375
                                                                  --------------
               MERCHANDISING - FOOD - 1.47%
     465,300 * Safeway, Inc. ..................................       17,157,938
                                                                  --------------
               MERCHANDISING - MASS - 2.32%
     471,800   Wal-Mart Stores, Inc. ..........................       27,187,475
                                                                  --------------
               METALS - ALUMINUM - 1.07%
     191,200   Alcoa, Inc. ....................................       12,523,600
                                                                  --------------
               MISCELLANEOUS - 3.78%
     322,000 * America Online, Inc. ...........................       23,405,375
     498,400 * AT&T Corp. - Liberty Media Group, Class A.......       20,839,349
                                                                  --------------
                                                                      44,244,724
                                                                  --------------
               OIL - INTEGRATED DOMESTIC - 0.73%
     257,000   Unocal Corp. ...................................        8,529,188
                                                                  --------------
               OIL -
               INTEGRATED INTERNATIONAL - 3.62%
     398,100   Exxon Mobil Corp. ..............................       31,574,306
     177,100   Texaco, Inc. ...................................       10,792,030
                                                                  --------------
                                                                      42,366,336
                                                                  --------------
               OIL - SERVICES - 1.48%
     288,400   Schlumberger, Ltd. .............................       17,322,025
                                                                  --------------
               PAPER/FOREST PRODUCTS - 0.91%
     173,900   Weyerhaeuser Co. ...............................       10,651,375
                                                                  --------------

--------------------------------------------------------------------------------

 44                                  November 30, 1999 (Unaudited)
                            GROWTH FUND - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               PUBLISHING - NEWS - 1.80%
     294,200   Gannett Co., Inc. ..............................   $   21,053,688
                                                                  --------------
               RAILROAD - 0.37%
     120,700   CSX Corp. ......................................        4,292,394
                                                                  --------------
               RESTAURANTS - 1.43%
     371,500   McDonald's Corp. ...............................       16,717,500
                                                                  --------------
               SECURITIES RELATED - 3.21%
     367,800   Franklin Resources, Inc. .......................       11,562,713
     172,400   Merrill Lynch & Co., Inc. ......................       13,899,750
     100,000   Morgan Stanley Dean Witter & Co. ...............       12,062,500
                                                                  --------------
                                                                      37,524,963
                                                                  --------------
               SEMICONDUCTORS - 4.23%
      89,800 * Broadcom Corp. .................................       16,079,813
     262,000   Intel Corp. ....................................       20,092,125
     137,000   Texas Instruments, Inc. ........................       13,160,563
                                                                  --------------
                                                                      49,332,501
                                                                  --------------
               TELECOMMUNICATIONS - 9.50%
     357,300   AT&T Corp. .....................................       19,964,138
     288,300   Bell Atlantic Corp. ............................       18,252,994
     410,700 * MCI Worldcom, Inc. .............................       33,959,755
     471,800   SBC Communications, Inc. .......................       24,504,113
     156,200 * Sprint Corp. (PCS Group)........................       14,331,350
                                                                  --------------
                                                                     111,012,350
                                                                  --------------
               UTILITIES - COMMUNICATION - 5.60%
     398,600   Lucent Technologies, Inc. ......................       29,122,713
     210,600   Motorola, Inc. .................................       24,061,050
      88,800   Nokia Corp. - ADR, Class A......................       12,271,050
                                                                  --------------
                                                                      65,454,813
                                                                  --------------
               TOTAL COMMON STOCK
               (Cost $1,056,962,707)...........................    1,150,314,427
                                                                  --------------


SEE NOTES TO FINANCIAL STATEMENTS.

     PAR
    VALUE                                                         MARKET VALUE

-------------------------------------------------------------------------------
             CORPORATE SHORT TERM - REPURCHASE AGREEMENT -
             1.16%
             BANKS - OTHER - 1.16%
 $13,544,000 ABN - AMRO Repurchase Agreement, 5.66%, dated
             11/30/99, to be repurchased at $13,546,129 on
             12/01/99, collateralized by U.S. Treasury Bond,
             10.63%, 08/15/15, with a par value of $9,806,000
             (Cost $13,544,000)...............................   $   13,544,000
                                                                 --------------
             TOTAL CORPORATE SHORT TERM - REPURCHASE AGREEMENT
             (Cost $13,544,000)...............................       13,544,000
                                                                 --------------
             TOTAL INVESTMENTS
             (Cost $1,070,506,707) - 99.51%...................   $1,163,858,427
                                                                 --------------

    * Non-income producing

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
ASSETS:
Investments, at market (Cost $1,070,506,707)................... $1,163,858,427
Receivables for:
 Investments sold..............................................     12,686,155
 Dividends and interest........................................        857,662
Other assets...................................................            370
                                                                --------------
TOTAL ASSETS...................................................  1,177,402,614
                                                                --------------
LIABILITIES:
Payable for:
 Investments purchased.........................................      6,147,048
 Capital stock reacquired......................................        573,562
Payable to affiliates:
 Advisory fees.................................................        771,732
 Accounting services...........................................         31,904
Accrued expenses and other liabilities.........................        261,362
                                                                --------------
TOTAL LIABILITIES..............................................      7,785,608
                                                                --------------
NET ASSETS..................................................... $1,169,617,006
                                                                --------------
-------------------------------------------------------------------------------

NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share, 1,000,000,000 shares
authorized, 51,558,907 shares outstanding...................... $      515,589
Additional paid in capital.....................................    799,755,024
Undistributed net realized gain on securities..................    277,402,986
Accumulated net investment loss................................     (1,408,313)
Unrealized appreciation of securities..........................     93,351,720
                                                                --------------
NET ASSETS APPLICABLE
TO SHARES OUTSTANDING.......................................... $1,169,617,006
                                                                --------------

--------------------------------------------------------------------------------

 November 30, 1999    GROWTH FUND (Unaudited) - CONTINUED       45

STATEMENT OF OPERATIONS
For the Six Months Ended November 30, 1999

INVESTMENT INCOME:
Dividends......................................................  $   3,794,107
Interest.......................................................      1,068,394
                                                                 -------------
 Total investment income.......................................      4,862,501
                                                                 -------------
EXPENSES:
Advisory fees..................................................      4,817,549
Custodian fees.................................................         44,097
Registration and filing fees...................................         11,550
Audit fees and tax services....................................         12,588
Accounting services............................................        180,658
Directors' fees and expenses...................................          8,988
Report to shareholders.........................................         60,573
Miscellaneous..................................................         19,029
                                                                 -------------
 Total expenses................................................      5,155,032
                                                                 -------------
NET INVESTMENT LOSS............................................       (292,531)
                                                                 -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES:
Net realized gain on securities................................    225,973,254
Net unrealized depreciation of securities during the
period.........................................................   (300,635,728)
                                                                 -------------
 Net realized and unrealized loss on securities during
 the period....................................................    (74,662,474)
                                                                 -------------
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS...............   $(74,955,005)
                                                                 -------------


SEE NOTES TO FINANCIAL STATEMENTS.
------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                For the  Six    For the Fiscal
                                                Months Ended      Year Ended
                                              November 30, 1999  May 31, 1999
                                              --------------------------------
                                                                  (audited)
OPERATIONS:
Net investment loss.........................   $     (292,531)  $   (4,164,880)
Net realized gain on securities.............      225,973,254       52,401,254
Net unrealized appreciation (depreciation)
of securities
during the period...........................     (300,635,728)     113,817,130
                                              --------------------------------
 Increase (decrease) in net assets resulting
 from operations............................      (74,955,005)     162,053,504
                                              --------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.......................                -                -
Net realized gain on securities.............                -      (52,627,247)
                                              --------------------------------
 Decrease in net assets resulting from
 distributions to shareholders..............                -      (52,627,247)
                                              --------------------------------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold............       20,408,249       82,766,079
Proceeds from capital stock issued for
distributions reinvested....................                -       52,627,247
                                              --------------------------------
                                                   20,408,249      135,393,326
Cost of capital stock repurchased...........      (46,870,213)     (73,922,671)
                                              --------------------------------
 Increase (decrease) in net assets resulting
 from capital stock transactions............      (26,461,964)      61,470,655
                                              --------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....     (101,416,969)     170,896,912
NET ASSETS:
Beginning of year...........................    1,271,033,975    1,100,137,063
                                              --------------------------------
End of period (including accumulated net
investment losses of $1,408,313 and
$1,115,782).................................   $1,169,617,006   $1,271,033,975
                                              --------------------------------
CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold................          891,249        3,800,046
Shares issued for distributions reinvested..                -        2,359,966
Shares of capital stock repurchased.........       (2,022,229)      (3,302,384)
                                              --------------------------------
 Decrease in shares outstanding.............       (1,130,980)      (2,857,628)
Shares outstanding:
 Beginning of year..........................       52,689,887       49,832,259
                                              --------------------------------
 End of period..............................       51,558,907       52,689,887
                                              --------------------------------

--------------------------------------------------------------------------------

 46                                  November 30, 1999 (Unaudited)
                              GROWTH & INCOME FUND

   NUMBER
  OF SHARES                                                        MARKET VALUE
--------------------------------------------------------------------------------
               SCHEDULE OF INVESTMENTS
               COMMON STOCK - 97.63%
               ADVERTISING - 0.13%
       2,500 * Doubleclick, Inc. ..............................   $      400,156
                                                                  --------------
               AEROSPACE/DEFENSE - 0.61%
      51,500   Lockheed Martin Corp. ..........................        1,023,563
      16,000   Northrop Grumman Corp. .........................          899,000
                                                                  --------------
                                                                       1,922,563
                                                                  --------------
               AIRLINES - 0.76%
      24,000 * AMR Corp. ......................................        1,461,000
      19,500   Delta Air Lines, Inc. ..........................          960,375
                                                                  --------------
                                                                       2,421,375
                                                                  --------------
               AUTO - CARS - 3.91%
      80,500   Ford Motor Co. .................................        4,065,250
     114,500   General Motors Corp. ...........................        8,244,000
       3,000   Hertz Corp., Class A............................          126,938
                                                                  --------------
                                                                      12,436,188
                                                                  --------------
               AUTO - REPLACEMENT PARTS - 0.21%
      19,500   Goodyear Tire & Rubber Co. .....................          658,125
                                                                  --------------
               BANKS - OTHER - 1.92%
      54,000   Bank of America Corp. ..........................        3,159,000
      63,000   Wells Fargo Co. ................................        2,929,500
                                                                  --------------
                                                                       6,088,500
                                                                  --------------
               BANKS - REGIONAL - 0.75%
      31,000   Chase Manhattan Corp. ..........................        2,394,750
                                                                  --------------
               BEVERAGE -
               BREWERS/DISTRIBUTORS - 0.01%
         500   Anheuser-Busch Companies, Inc. .................           37,406
                                                                  --------------
               BEVERAGE - SOFT DRINKS - 1.79%
      77,500   Coca-Cola Co. ..................................        5,216,718
      14,000   PepsiCo, Inc. ..................................          483,875
                                                                  --------------
                                                                       5,700,593
                                                                  --------------
               CHEMICAL - MAJOR - 1.14%
      62,000   PPG Industries, Inc. ...........................        3,630,875
                                                                  --------------
               CHEMICAL - MISCELLANEOUS - 0.28%
      30,500 * Cytec Industries, Inc. .........................          714,844
       6,500   Lubrizol Corp. .................................          177,938
                                                                  --------------
                                                                         892,782
                                                                  --------------
               CONGLOMERATES - 0.28%
      38,500   Alexander & Baldwin, Inc. ......................          875,875
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE
--------------------------------------------------------------------------------
               COSMETICS/TOILETRIES - 0.24%
      19,000   Gillette Co. ...................................   $      763,562
                                                                  --------------
               DRUGS - 9.05%
      24,000   American Home Products Corp. ...................        1,248,000
      40,000 * Amgen, Inc. ....................................        1,822,500
      84,000   Bristol-Myers Squibb Co. .......................        6,137,250
      32,000   Eli Lilly and Co. ..............................        2,296,000
      88,500   Merck & Co., Inc. ..............................        6,947,250
     145,500   Pfizer, Inc. ...................................        5,265,281
      47,500   Schering-Plough Corp. ..........................        2,428,438
      29,000   Warner-Lambert Co. .............................        2,600,938
                                                                  --------------
                                                                      28,745,657
                                                                  --------------
               ELECTRICAL EQUIPMENT - 5.03%
     117,000   General Electric Co. ...........................       15,210,000
      26,000   National Service Industries, Inc. ..............          768,624
                                                                  --------------
                                                                      15,978,624
                                                                  --------------

               ENTERTAINMENT - 0.80%
      27,000   Gaylord Entertainment Co. ......................          815,063
      21,500   Time Warner, Inc. ..............................        1,326,280
      14,500   Walt Disney Co. ................................          404,188
                                                                  --------------
                                                                       2,545,531
                                                                  --------------
               FINANCIAL SERVICES - 1.88%
      17,500   Allamerica Financial Corp. .....................          965,781
      19,500   American Express Co. ...........................        2,950,594
       6,000 * Ameritrade Holding Corp., Class A...............          135,750
       3,500 * Knight/Trimark Group, Inc., Class A.............          144,156
      35,000   Leucadia National Corp. ........................          763,438
      53,000   United Asset Management Corp. ..................        1,023,563
                                                                  --------------
                                                                       5,983,282
                                                                  --------------
               FOODS - 0.77%
     150,000   Archer-Daniels-Midland Co. .....................        1,865,624
      27,000   IBP, Inc. ......................................          595,687
                                                                  --------------
                                                                       2,461,311
                                                                  --------------
               GOVERNMENT SPONSORED - 0.17%
       8,000   Federal National Mortgage Association...........          533,000
                                                                  --------------
               HEALTHCARE - 0.01%
         500 * VISX, Inc. .....................................           38,781
                                                                  --------------
               HEAVY DUTY TRUCKS/PARTS - 1.26%
      51,500   Eaton Corp. ....................................        3,988,031
                                                                  --------------

   NUMBER
  OF SHARES                                                       MARKET VALUE

-------------------------------------------------------------------------------
               HOSPITAL MANAGEMENT - 0.69%
      80,500   Columbia/HCA Healthcare Corp. .................   $    2,193,625
                                                                 --------------
               HOSPITAL SUPPLIES - 2.89%
      37,500   Abbott Laboratories............................        1,425,000
      36,500   C. R. Bard, Inc. ..............................        1,982,405
      55,500   Johnson & Johnson..............................        5,758,125
                                                                 --------------
                                                                      9,165,530
                                                                 --------------
               HOUSEHOLD PRODUCTS - 1.96%
       7,000   Colgate-Palmolive Co. .........................          384,125
      54,000   Procter & Gamble Co. ..........................        5,832,000
                                                                 --------------
                                                                      6,216,125
                                                                 --------------
               INFORMATION PROCESSING - 0.30%
       2,500 * Go2Net, Inc. ..................................          182,656
       2,500 * JDS Uniphase Corp. ............................          571,875
       3,500 * Lycos, Inc. ...................................          196,000
                                                                 --------------
                                                                        950,531
                                                                 --------------
               INFORMATION PROCESSING - BUSINESS SOFTWARE -
               3.67%
       2,000 * Inktomi Corp. .................................          258,125
     110,000 * Microsoft Corp. ...............................       10,015,155
      10,500 * Oracle Corp. ..................................          712,031
       7,500 * Veritas Software Corp. ........................          686,719
                                                                 --------------
                                                                     11,672,030
                                                                 --------------
               INFORMATION PROCESSING - COMPUTER HARDWARE
               SYSTEMS - 2.39%
      26,500   Compaq Computer Corp. .........................          647,594
      36,500 * Dell Computer Corp. ...........................        1,569,500
       8,500 * Gateway, Inc. .................................          649,188
       1,500 * Lexmark International Group, Inc. .............          124,500
      19,000 * Silicon Graphics, Inc. ........................          179,313
      33,500 * Sun Microsystems, Inc. ........................        4,430,375
                                                                 --------------
                                                                      7,600,470
                                                                 --------------
               INFORMATION PROCESSING - COMPUTER SERVICES -
               1.53%
      42,000 * America Online, Inc. ..........................        3,052,874
       8,000   Automatic Data Processing, Inc. ...............          395,000
       2,000 * CMGI, Inc. ....................................          294,250
       4,000 * C-Net, Inc. ...................................          203,750
       3,000   Electronic Data Systems Corp. .................          192,938
       4,000   First Data Corp. ..............................          173,000
       3,000 * VeriSign, Inc. ................................          557,438
                                                                 --------------
                                                                      4,869,250
                                                                 --------------

--------------------------------------------------------------------------------

 November 30, 1999 (Unaudited)                                  47
                        GROWTH & INCOME FUND - CONTINUED

   NUMBER
  OF SHARES                                                       MARKET VALUE

-------------------------------------------------------------------------------
               INFORMATION PROCESSING - CONSUMER SOFTWARE -
               0.26%
       4,500 * BroadVision, Inc. .............................   $      418,781
       3,000 * Realnetworks, Inc. ............................          418,500
                                                                 --------------
                                                                        837,281
                                                                 --------------
               INFORMATION PROCESSING - DATA SERVICES - 4.07%
       1,000   Adobe Systems, Inc. ...........................           68,687
       6,000 * At Home Corp. .................................          291,000
      17,000   Computer Associates
               International, Inc. ...........................        1,105,000
       8,500 * EMC Corp. .....................................          710,281
      34,500   Hewlett Packard Co. ...........................        3,273,188
      54,000   International Business Machines................        5,565,375
      21,000 * NCR Corp. .....................................          689,063
       1,500 * Network Solutions, Inc. .......................          224,906
       2,000 * Siebel Systems, Inc. ..........................          140,250
       4,000 * Yahoo!, Inc. ..................................          851,000
                                                                 --------------
                                                                     12,918,750
                                                                 --------------
               INFORMATION PROCESSING - NETWORKING - 1.80%
      58,000 * Cisco Systems, Inc. ...........................        5,172,875
       3,500 * Exodus Communications, Inc. ...................          377,343
       2,000 * USWeb Corp. ...................................           82,875
       2,500 * Verio, Inc. ...................................           89,844
                                                                 --------------
                                                                      5,722,937
                                                                 --------------
               INSURANCE - MISCELLANEOUS - 0.34%
      30,500   HSB Group, Inc. ...............................        1,071,313
                                                                 --------------
               INSURANCE - MULTILINE - 2.70%
     117,000   Allstate Corp. ................................        3,063,938
      53,500   American International Group, Inc. ............        5,523,875
                                                                 --------------
                                                                      8,587,813
                                                                 --------------
               MACHINERY -
               INDUSTRIAL/SPECIALTY - 0.34%
      24,000   Cooper Industries, Inc. .......................        1,030,500
       1,000   Tecumseh Products Co., Class A.................           48,031
                                                                 --------------
                                                                      1,078,531
                                                                 --------------
               MERCHANDISE - DRUG - 0.12%
      13,000   Walgreen Co. ..................................          378,625
                                                                 --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               MERCHANDISE - SPECIALTY - 2.10%
       6,500 * Amazon.com, Inc. ...............................   $      552,906
       7,000 * Best Buy Co., Inc. .............................          437,500
         500   Circuit City Stores, Inc. ......................           24,250
      14,000   Gap, Inc. ......................................          567,000
      60,000   Home Depot, Inc. ...............................        4,743,750
      44,000 * Spiegel, Inc., Class A..........................          352,000
                                                                  --------------
                                                                       6,677,406
                                                                  --------------
               MERCHANDISING - FOOD - 0.52%
      27,000   Great Atlantic & Pacific Tea
               Co., Inc. ......................................          686,813
      49,500   Supervalu, Inc. ................................          962,155
                                                                  --------------
                                                                       1,648,968
                                                                  --------------
               MERCHANDISING - MASS - 3.40%
      10,000 * KMart Corp. ....................................           99,375
      45,500   Sears, Roebuck and Co. .........................        1,555,531
     124,500 * Venator Group, Inc. ............................          855,938
     144,000   Wal-Mart Stores, Inc. ..........................        8,298,000
                                                                  --------------
                                                                      10,808,844
                                                                  --------------
               METALS - ALUMINUM - 1.43%
      91,500   Alcan Aluminium, Ltd. ..........................        3,111,000
      23,000   Reynolds Metals Co. ............................        1,438,938
                                                                  --------------
                                                                       4,549,938
                                                                  --------------
               METALS - COPPER - 0.13%
       8,170   Phelps Dodge Corp. .............................          424,840
                                                                  --------------
               METALS - MISCELLANEOUS - 0.16%
      32,000 * Freeport-McMoRan Copper & Gold, Inc., Class B...          506,000
                                                                  --------------
               METALS - STEEL - 0.66%
      41,000   Nucor Corp. ....................................        2,067,938
       1,000   USX-US Steel Group, Inc. .......................           25,313
                                                                  --------------
                                                                       2,093,251
                                                                  --------------
               MISCELLANEOUS - 0.46%
       3,000 * Ebay, Inc. .....................................          495,188
      14,000 * UAL Corp. ......................................          962,500
                                                                  --------------
                                                                       1,457,688
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               OIL - INTEGRATED DOMESTIC - 5.13%
      47,500   EOG Resources, Inc. ............................   $      878,750
     229,000   Occidental Petroleum Corp. .....................        5,023,687
      87,500   Phillips Petroleum Co. .........................        4,183,594
     139,500   Unocal Corp. ...................................        4,629,656
      28,000   Vastar Resources, Inc. .........................        1,568,000
                                                                  --------------
                                                                      16,283,687
                                                                  --------------
               OIL - SERVICE - PRODUCTS - 0.26%
     104,000 * Santa Fe Snyder Corp. ..........................          832,000
                                                                  --------------
               OIL/GAS PRODUCERS - 0.49%
     118,000   Union Pacific Resources
               Group, Inc. ....................................        1,541,375
                                                                  --------------
               PAPER/FOREST PRODUCTS - 2.59%
      36,000   Champion International Corp. ...................        1,995,750
      97,000   Georgia-Pacific Corp. ..........................        3,861,813
      49,000   Mead Corp. .....................................        1,748,687
      15,500   Potlatch Corp. .................................          626,781
                                                                  --------------
                                                                       8,233,031
                                                                  --------------
               PHOTOGRAPHY - 1.63%
      83,500   Eastman Kodak Co. ..............................        5,166,563
                                                                  --------------
               PUBLISHING/PRINTING - 0.73%
      65,500   Dun & Bradstreet Corp. .........................        1,768,500
      23,500   R. R. Donnelley & Sons Co. .....................          564,000
                                                                  --------------
                                                                       2,332,500
                                                                  --------------
               RAILROAD - 0.90%
      70,500   CSX Corp. ......................................        2,507,155
      16,000   Norfolk Southern Corp. .........................          342,000
                                                                  --------------
                                                                       2,849,155
                                                                  --------------
               RESTAURANTS - 0.48%
      85,500   Darden Restaurants, Inc. .......................        1,522,969
                                                                  --------------
               SAVINGS & LOAN - 0.42%
      72,500   Dime Bancorp, Inc. .............................        1,323,125
                                                                  --------------
               SECURITIES RELATED - 2.12%
       4,500 * E*Trade Group, Inc. ............................          135,281
      74,500   Lehman Brothers Holdings, Inc. .................        5,689,937
       7,500   Morgan Stanley Dean Witter & Co. ...............          904,688
                                                                  --------------
                                                                       6,729,906
                                                                  --------------

--------------------------------------------------------------------------------

 48                                  November 30, 1999 (Unaudited)
                       GROWTH & INCOME FUND - CONTINUED

   NUMBER
  OF SHARES                                MARKET VALUE
---------------------------------------------------------------------------------
               SEMICONDUCTOR EQUIPMENT - 0.34%
      11,000 * Applied Materials, Inc. ........................... $    1,071,813
                                                                   --------------
               SEMICONDUCTORS - 4.14%
      10,000 * Advanced Micro Devices, Inc. ......................        282,500
       1,000 * Applied Micro Circuits Corp. ......................         83,125
     109,000   Intel Corp. .......................................      8,358,938
       3,000 * Micron Technology, Inc. ...........................        201,375
      14,000   Motorola, Inc. ....................................      1,599,500
      27,500   Texas Instruments, Inc. ...........................      2,641,719
                                                                   --------------
                                                                       13,167,157
                                                                   --------------
               TELECOMMUNICATIONS - 6.20%
       1,000 * Allegiance Telecom, Inc. ..........................          73,875
      97,500   AT&T Corp. ........................................      5,447,813
      11,500 * AT&T Corp. - Liberty Media Group, Class A..........        480,844
      26,500 * Global Crossing, Ltd. .............................      1,156,063
       1,733 * Intermedia Communications, Inc. ...................         48,307
     100,500   Lucent Technologies, Inc. .........................      7,342,781
      14,500 * Nextel Communications, Inc., Class A...............      1,437,313
       2,000 * NEXTLINK Communications, Inc. .....................        100,000
       1,500 * Omnipoint Corp. ...................................        121,500
       6,000 * QUALCOMM, Inc. ....................................      2,173,875
       1,500 * RF Micro Devices, Inc. ............................        101,906
      26,000   Vodafone Airtouch, Plc. - ADR......................      1,226,875
                                                                   --------------
                                                                       19,711,152
                                                                   --------------
               TEXTILE - PRODUCTS - 0.08%
       8,000   V. F. Corp. .......................................        239,000
                                                                   --------------
               TOBACCO - 0.36%
               Philip Morris Companies,
      43,000   Inc. ..............................................      1,131,438
                                                                   --------------
               TRUCKERS - 0.13%
      12,500   CNF Transportation, Inc. ..........................        415,625
                                                                   --------------
               UTILITIES - COMMUNICATION - 4.78%
      49,500   Bell Atlantic Corp. ...............................      3,133,969
      50,500   BellSouth Corp. ...................................      2,332,469
      19,500   GTE Corp. .........................................      1,423,500
      92,190   SBC Communications, Inc. ..........................      4,788,118
      21,500   Sprint Corp. ......................................      1,491,563
      22,000 * Sprint Corp. (PCS Group)...........................      2,018,500
                                                                   --------------
                                                                       15,188,119
                                                                   --------------

SEE NOTES TO FINANCIAL STATEMENTS.

   NUMBER
  OF SHARES                                                   MARKET VALUE

-------------------------------------------------------------------------------
               UTILITIES - ELECTRIC - 3.93%
     153,000   Edison International, Inc. ........................ $    4,054,500
      93,500   Energy East Corp. .................................      2,197,250
      90,000   FPL Group, Inc. ...................................      3,937,500
      59,000   GPU, Inc. .........................................      1,888,000
      27,000 * Niagara Mohawk Holdings, Inc. .....................        405,000
                                                                   --------------
                                                                       12,482,250
                                                                   --------------
               TOTAL COMMON STOCK
               (Cost $266,786,815)................................    310,147,578
                                                                   --------------
     PAR
    VALUE
               CORPORATE SHORT TERM COMMERCIAL PAPER - 2.21%
               FINANCIAL SERVICES - 0.31%
 $   998,000   Textron Financial Corp.,
               5.62% due 12/09/99.................................        996,753
                                                                   --------------
               MACHINERY -
               INDUSTRIAL/SPECIALTY - 1.90%
   6,041,000   Cooper Industries, Inc.,
               5.74% due 12/01/99.................................      6,041,000
                                                                   --------------
               TOTAL CORPORATE SHORT TERM
               COMMERCIAL PAPER
               (Cost $7,037,753)..................................      7,037,753
                                                                   --------------
               UNITED STATES GOVERNMENT - SHORT TERM -
               0.14%
               U. S. TREASURY BILLS - 0.14%
               United States Treasury Bills:
      25,000   4.85% due 12/30/99.................................         24,902
     250,000   4.51% due 12/09/99.................................        249,748
      50,000   4.50% due 12/09/99.................................         49,950
      25,000   4.45% due 12/09/99.................................         24,975
      50,000   4.40% due 12/23/99.................................         49,865
      25,000   4.00% due 12/09/99.................................         24,978
      25,000   3.90% due 12/09/99.................................         24,978
                                                                   --------------
                                                                          449,396
                                                                   --------------
               TOTAL UNITED STATES GOVERNMENT -
               SHORT TERM
               (Cost $449,396)....................................        449,396
                                                                   --------------
               TOTAL INVESTMENTS
               (Cost $274,273,964) - 99.98%....................... $  317,634,727
                                                                   --------------

    * Non-income producing

                                                  UNREALIZED
CONTRACTS                                        APPRECIATION

-------------------------------------------------------------
              FUTURES CONTRACTS PURCHASED(1)
              (Delivery month/Value at 11/30/99)
    21(2)     S&P 500 Index Futures
              (December/$1,391.50).............. $    200,025
                                                 ------------

(1) U.S. Treasury Bills with a market value of approximately $393,750 were maintained in a segregated account with a portion placed as collateral for futures contracts.
(2) Per 250.

-------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
ASSETS:
Investments, at market (Cost $274,273,964)........................ $317,634,727
Receivables for:
 Fund shares sold.................................................           10
 Dividends and interest...........................................      471,798
Other assets......................................................          478
                                                                   ------------
TOTAL ASSETS......................................................  318,107,013
                                                                   ------------
LIABILITIES:
Payable for:
 Investments purchased............................................           74
 Capital stock reacquired.........................................       38,339
Payable to affiliates:
 Advisory fees....................................................      195,636
 Accounting services..............................................        8,704
Accrued expenses and other liabilities............................      178,875
                                                                   ------------
TOTAL LIABILITIES.................................................      421,628
                                                                   ------------
NET ASSETS........................................................ $317,685,385
                                                                   ------------


-------------------------------------------------------------------------------

NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
1,000,000,000 shares authorized,
13,746,714 shares outstanding................................... $    137,467
Additional paid in capital......................................  186,477,078
Undistributed net realized gain on securities...................   87,439,379
Undistributed net investment income.............................       70,673
Unrealized appreciation of:
 Investments........................................ $43,360,763
 Futures............................................     200,025   43,560,788
                                                     ----------- ------------
NET ASSETS APPLICABLE
TO SHARES OUTSTANDING........................................... $317,685,385
                                                                 ------------

-------------------------------------------------------------------------------

                  GROWTH & INCOME FUND (Unaudited) - CONTINUED  49

STATEMENT OF OPERATIONS
For the Six Months Ended November 30, 1999

INVESTMENT INCOME:
Dividends.......................................................  $  2,047,046
Interest........................................................       125,759
                                                                  ------------
 Total investment income........................................     2,172,805
                                                                  ------------
EXPENSES:
Advisory fees...................................................     1,150,753
Custodian fees..................................................         9,438
Registration and filing fees....................................           378
Audit fees and tax services.....................................         2,481
Accounting services.............................................        46,030
Directors' fees and expenses....................................        16,008
Report to shareholders..........................................        20,358
Miscellaneous...................................................           512
                                                                  ------------
 Total expenses.................................................     1,245,958
                                                                  ------------
NET INVESTMENT INCOME...........................................       926,847
                                                                  ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES:
Net realized gain (loss) on securities:
 Investments....................................... $ 54,369,953
 Futures contracts.................................     (150,288)   54,219,665
                                                    ------------
Net unrealized appreciation (depreciation) of
securities during the period:
 Investments.......................................  (32,792,047)
 Futures contracts.................................      251,775   (32,540,272)
                                                    ------------  ------------
  Net realized and unrealized gain on securities
  during the period.............................................    21,679,393
                                                                  ------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS................  $ 22,606,240
                                                                  ------------

SEE NOTES TO FINANCIAL STATEMENTS.
-----------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                   For the
                                                 For the  Six    Fiscal Year
                                                 Months Ended       Ended
                                               November 30, 1999 May 31, 1999
                                               ------------------------------
                                                                  (audited)
OPERATIONS:
Net investment income.........................   $    926,847    $    794,158
Net realized gain on securities...............     54,219,665      33,533,982
Net unrealized appreciation (depreciation) of
securities during the period..................    (32,540,272)      8,860,720
                                               ------------------------------
  Increase in net assets resulting from
  operations..................................     22,606,240      43,188,860
                                               ------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.........................       (807,383)     (1,016,358)
Net realized gain on securities...............              -     (20,275,426)
                                               ------------------------------
 Decrease in net assets resulting from
 distributions to shareholders................       (807,383)    (21,291,784)
                                               ------------------------------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold..............      8,898,089      12,125,509
Proceeds from capital stock issued for
distributions reinvested......................        807,383      21,291,784
                                               ------------------------------
                                                    9,705,472      33,417,293
Cost of capital stock repurchased.............    (10,704,122)    (29,588,189)
                                               ------------------------------
 Increase (decrease) in net assets resulting
 from capital stock transactions..............       (998,650)      3,829,104
                                               ------------------------------
TOTAL INCREASE IN NET ASSETS..................     20,800,207      25,726,180
NET ASSETS:
Beginning of year.............................    296,885,178     271,158,998
                                               ------------------------------
End of period (including undistributed net
investment income of $70,673 and ($48,791))...   $317,685,385    $296,885,178
                                               ------------------------------

CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold..................        397,699         601,285
Shares issued for distributions reinvested....         36,160       1,071,553
Shares of capital stock repurchased...........       (477,337)     (1,501,205)
                                               ------------------------------
 (Decrease) increase in shares outstanding....        (43,478)        171,633
Shares outstanding:
 Beginning of year............................     13,790,192      13,618,559
                                               ------------------------------
 End of period................................     13,746,714      13,790,192
                                               ------------------------------

--------------------------------------------------------------------------------

 50                                  November 30, 1999 (Unaudited)
                           SCIENCE & TECHNOLOGY FUND

   NUMBER
  OF SHARES                                                       MARKET VALUE

-------------------------------------------------------------------------------
               SCHEDULE OF INVESTMENTS
               COMMON STOCK - 73.96%
               AEROSPACE/DEFENSE - 2.73%
   1,130,000 * SCI Systems, Inc. .............................   $   76,698,750
                                                                 --------------
               INFORMATION PROCESSING - 3.19%
   3,940,000 * Parametric Technology Corp. ...................       89,388,750
                                                                 --------------
               INFORMATION PROCESSING - BUSINESS SOFTWARE -
               7.64%
     562,000 * BMC Software, Inc..............................       40,920,625
     925,000 * Microsoft Corp.................................       84,218,359
   1,125,000 * Oracle Corp....................................       76,289,063
     140,000 * Veritas Software Corp..........................       12,818,750
                                                                 --------------
                                                                    214,246,797
                                                                 --------------
               INFORMATION PROCESSING -
               COMPUTER HARDWARE SYSTEMS - 4.61%
   1,266,100 * Dell Computer Corp. ...........................       54,442,300
     435,000 * Electronics for Imaging, Inc. .................       19,384,687
     420,000 * Sun Microsystems, Inc..........................       55,545,000
                                                                 --------------
                                                                    129,371,987
                                                                 --------------
               INFORMATION PROCESSING - COMPUTER SERVICES -
               4.21%
   1,210,000 * America Online, Inc............................       87,951,875
     700,000   First Data Corp................................       30,275,000
                                                                 --------------
                                                                    118,226,875
                                                                 --------------
               INFORMATION PROCESSING - CONSUMER SOFTWARE -
               2.99%
   1,680,000 * Intuit, Inc. ..................................       84,000,000
                                                                 --------------
               INFORMATION PROCESSING -
               DATA SERVICES - 10.75%
     365,000   Adobe Systems, Inc.............................       25,070,937
     420,000 * Avant! Corp....................................        6,562,500
     845,000   Computer Associates
               International, Inc. ...........................       54,925,000
      49,400 * National Instruments Corp......................        1,482,000
   2,245,000 * Novell, Inc....................................       43,917,813
     565,000 * PsiNet, Inc....................................       28,250,000
     850,000 * Solectron Corp.................................       70,018,750
     335,000 * Yahoo!, Inc....................................       71,271,250
                                                                 --------------
                                                                    301,498,250
                                                                 --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               INFORMATION PROCESSING - NETWORKING - 6.32%
     335,000 * 3Com Corp. .....................................   $   13,337,188
   1,270,000 * Cisco Systems, Inc. ............................      113,268,125
      70,000   Softbank Corp. .................................       50,702,651
                                                                  --------------
                                                                     177,307,964
                                                                  --------------
               MISCELLANEOUS - 0.90%
     150,000 * Internet Capital Group, Inc. ...................       25,200,000
                                                                  --------------
               MULTIMEDIA - 2.92%
   1,130,000 * Synopsys, Inc. .................................       81,783,750
                                                                  --------------
               SECURITIES RELATED - 0.76%
     705,000 * E*Trade Group, Inc. ............................       21,194,063
                                                                  --------------
               SEMICONDUCTOR EQUIPMENT - 3.19%
     365,000 * Applied Materials, Inc. ........................       35,564,688
     240,000 * ASM Lithography Holding NV......................       22,470,000
     425,000 * Cognex Corp. ...................................       13,812,500
     210,000 * KLA-Tencor Corp. ...............................       17,758,124
                                                                  --------------
                                                                      89,605,312
                                                                  --------------
               SEMICONDUCTORS - 12.48%
   1,330,000 * Altera Corp. ...................................       71,653,750
   1,520,000 * Analog Devices, Inc. ...........................       87,305,000
     775,000 * Maxim Integrated Products, Inc..................       62,242,187
     420,000   Texas Instruments, Inc..........................       40,346,250
     985,000 * Xilinx, Inc. ...................................       88,157,500
                                                                  --------------
                                                                     349,704,687
                                                                  --------------
               TELECOMMUNICATIONS - 11.27%
   1,405,000 * MCI Worldcom, Inc. .............................      116,175,938
     420,000   Nokia Corp. - ADR, Class A......................       58,038,750
     268,400 * PanAmSat Corp. .................................       11,423,775
     235,000 * Premisys Communications, Inc. ..................        2,335,313
     365,000 * Sanmina Corp. ..................................       35,085,625
   1,975,000   Vodafone Airtouch, Plc. - ADR...................       93,195,313
                                                                  --------------
                                                                     316,254,714
                                                                  --------------
               TOTAL COMMON STOCK
               (Cost $1,276,531,701)...........................    2,074,481,899
                                                                  --------------

     PAR                                                              MARKET
    VALUE                                                             VALUE

--------------------------------------------------------------------------------
             CORPORATE SHORT TERM COMMERCIAL PAPER - 26.34%
             DRUGS - 0.89%
 $25,000,000 Schering Corp.,
             5.55% due 12/09/99................................   $   24,969,162
                                                                  --------------
             FINANCE COMPANIES - 6.27%
  20,944,000 CIT Group Holdings, Inc.,
             5.60% due 12/10/99................................       20,914,669
  25,000,000 Exxon Asset Management,
             5.44% due 12/02/99................................       24,996,218
  40,000,000 Ford Motor Credit Co.,
             5.50% due 12/10/99................................       39,944,983
  50,000,000 General Electric Capital Corp.,
             5.45% due 12/06/99................................       49,962,084
  40,000,000 Nestle Capital Corp.,
             5.43% due 12/03/99................................       39,987,911
                                                                  --------------
                                                                     175,805,865
                                                                  --------------
             FINANCIAL SERVICES - 3.40%
  18,249,000 Deutsche Bank AG,
             5.30% due 12/03/99................................       18,243,612
             Textron Financial Corp.:
  20,000,000 5.57% due 12/08/99................................       19,978,311
  57,162,000 5.37% due 12/13/99................................       57,071,119
                                                                  --------------
                                                                      95,293,042
                                                                  --------------
             FOODS - 1.07%
  30,000,000 Sara Lee Corp.,
             5.24% due 12/06/99................................       29,978,097
                                                                  --------------
             HARDWARE & TOOLS - 0.89%
  24,972,000 Snap-on, Inc.,
             5.48% due 12/13/99................................       24,915,572
                                                                  --------------
             HEALTHCARE - 0.37%
  10,342,000 Baxter International, Inc.,
             5.75% due 12/01/99................................       10,342,000
                                                                  --------------
             HEAVY DUTY TRUCKS/PARTS - 2.00%
  56,000,000 Eaton Corp.,
             5.60% due 12/02/99................................       55,970,624
                                                                  --------------
             INSURANCE - LIFE - 1.07%
  30,000,000 Pacific Life Insurance,
             5.27% due 12/09/99................................       29,964,769
                                                                  --------------

--------------------------------------------------------------------------------

 November 30, 1999 (Unaudited)                                  51
                     SCIENCE & TECHNOLOGY FUND - CONTINUED

     PAR                                                              MARKET
    VALUE                                                             VALUE

--------------------------------------------------------------------------------
             INSURANCE - MULTILINE - 0.48%
 $13,529,000 Aon Corp.,
             5.55% due 12/13/99................................   $   13,502,985
                                                                  --------------
             MERCHANDISING - MASS - 1.32%
  37,000,000 Wal-Mart Stores, Inc.,
             5.55% due 12/08/99................................       36,965,184
                                                                  --------------
             METALS - STEEL - 1.07%
  30,000,000 Harsco Corp.,
             5.69% due 12/01/99................................       30,000,000
                                                                  --------------
             MISCELLANEOUS - 0.89%
  25,000,000 CVS Corp.,
             5.70% due 12/08/99................................       24,972,287
                                                                  --------------
             NATURAL GAS - DIVERSIFIED - 0.36%
  10,000,000 Wisconsin Gas Co.,
             5.57% due 12/08/99................................        9,989,168
                                                                  --------------
             PHOTOGRAPHY - 0.61%
  17,000,000 Eastman Kodak Co.,
             5.55% due 12/06/99................................       16,986,882
                                                                  --------------
             SECURITIES RELATED - 1.85%
  52,254,000 Merrill Lynch & Co., Inc.,
             5.50% due 12/01/99................................       52,254,000
                                                                  --------------
             UTILITIES - COMMUNICATION - 3.11%
  20,000,000 Bellsouth Telecommunication, Inc.,
             5.45% due 12/07/99................................       19,981,809
  14,748,000 GTE Corp.,
             5.55% due 12/06/99................................       14,736,618
  52,755,000 SBC Communications, Inc.,
             5.50% due 12/03/99................................       52,696,382
                                                                  --------------
                                                                      87,414,809
                                                                  --------------

SEE NOTES TO FINANCIAL STATEMENTS.

     PAR
    VALUE                                                          MARKET VALUE

--------------------------------------------------------------------------------
             UTILITIES - ELECTRIC - 0.69%
 $ 1,665,000 Conectiv, Inc.,
             5.73% due 12/02/99................................   $    1,664,735
   4,590,000 Constellation Energy Group, Inc.,
             5.65% due 12/06/99................................        4,586,397
  11,000,000 OGE Energy Corp.,
             5.60% due 12/02/99................................       10,998,286
   2,266,000 Southern California Edison Co.,
             5.72% due 02/04/00................................        2,242,277
                                                                  --------------
                                                                      19,491,695
                                                                  --------------
             TOTAL CORPORATE SHORT TERM COMMERCIAL PAPER
             (Cost $738,816,141)...............................      738,816,141
                                                                  --------------
             TOTAL INVESTMENTS
             (Cost $2,015,347,842) - 100.30%...................   $2,813,298,040
                                                                  --------------

    * Non-income producing

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
ASSETS:
Investments, at market (Cost $2,015,347,842)................... $2,813,298,040
Cash...........................................................      2,204,403
Receivables for:
 Investments sold..............................................      5,321,744
 Fund shares sold..............................................        436,236
 Dividends and interest........................................            214
Other assets...................................................         15,388
                                                                --------------
TOTAL ASSETS...................................................  2,821,276,025
                                                                --------------
LIABILITIES:
Payable for investments purchased..............................     13,880,160
Payable to affiliates:
 Advisory fees.................................................      1,989,349
 Accounting services...........................................         70,127
Accrued expenses and other liabilities.........................        319,075
                                                                --------------
TOTAL LIABILITIES..............................................     16,258,711
                                                                --------------
NET ASSETS..................................................... $2,805,017,314
                                                                --------------
-------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share, 1,000,000,000 shares
authorized, 63,649,730 shares outstanding...................... $      636,497
Additional paid in capital.....................................  1,355,886,677
Undistributed net realized gain on securities..................    660,257,755
Accumulated net investment loss................................     (9,724,906)
Unrealized appreciation of:
 Investments...................................... $797,950,198
 Foreign currency translation.....................       11,093    797,961,291
                                                   ------------ --------------
NET ASSETS APPLICABLE
TO SHARES OUTSTANDING.......................................... $2,805,017,314
                                                                --------------

--------------------------------------------------------------------------------

 52            SCIENCE & TECHNOLOGY FUND (Unaudited) - CONTINUED

STATEMENT OF OPERATIONS
For the Six Months Ended November 30, 1999

INVESTMENT INCOME:
Dividends......................................................  $  1,623,010
Interest.......................................................     4,704,673
                                                                 ------------
 Total investment income.......................................     6,327,683
                                                                 ------------
EXPENSES:
Advisory fees..................................................     9,764,868
Custodian fees.................................................        58,287
Registration and filing fees...................................        22,722
Audit fees and tax services....................................        15,147
Accounting services............................................       325,496
Directors' fees and expenses...................................        12,207
Report to shareholders.........................................        62,598
Miscellaneous..................................................        19,273
                                                                 ------------
 Total expenses................................................    10,280,598
                                                                 ------------
NET INVESTMENT LOSS............................................    (3,952,915)
                                                                 ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
SECURITIES AND FOREIGN CURRENCIES:
Net realized gain (loss) on securities:
 Investments...................................... $348,606,305
 Foreign currency transactions....................      (57,948)  348,548,357
                                                   ------------
Net unrealized appreciation of securities during
 the period:
 Investments......................................  497,896,572
 Foreign currency translation.....................       11,093   497,907,665
                                                   ------------  ------------
  Net realized and unrealized gain on securities
   during the period...........................................   846,456,022
                                                                 ------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...............  $842,503,107
                                                                 ------------


SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS

                                                For the  Six    For the Fiscal
                                                Months Ended      Year Ended
                                              November 30, 1999  May 31, 1999
                                              --------------------------------
                                                                  (audited)
OPERATIONS:
Net investment loss.........................   $   (3,952,915)  $   (5,771,991)
Net realized gain on securities.............      348,548,357      330,754,699
Net unrealized appreciation of securities
 during the period..........................      497,907,665      189,456,126
                                              --------------------------------
 Increase in net assets resulting from
  operations................................      842,503,107      514,438,834
                                              --------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.......................                -                -
Net realized gain on securities.............                -     (113,616,462)
                                              --------------------------------
 Decrease in net assets resulting from
  distributions to shareholders.............                -     (113,616,462)
                                              --------------------------------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold............      312,547,158      221,258,442
Proceeds from capital stock issued for
 distributions reinvested...................                -      113,616,462
                                              --------------------------------
                                                  312,547,158      334,874,904
Cost of capital stock repurchased...........      (33,617,706)     (75,253,459)
                                              --------------------------------
 Increase in net assets resulting
  from capital stock transactions...........      278,929,452      259,621,445
                                              --------------------------------
TOTAL INCREASE IN NET ASSETS................    1,121,432,559      660,443,817
NET ASSETS:
Beginning of year...........................    1,163,584,755    1,023,140,938
                                              --------------------------------
End of period (including accumulated net
 investment losses of $9,724,906 and
 $5,771,991)................................   $2,805,017,314   $1,683,584,755
                                              --------------------------------
CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold................        8,395,214        8,585,468
Shares issued for distributions reinvested..                -        4,443,350
Shares of capital stock repurchased.........         (956,154)      (3,173,308)
                                              --------------------------------
 Increase in shares outstanding.............        7,439,060        9,855,510
Shares outstanding:
 Beginning of year..........................       56,210,670       46,355,160
                                              --------------------------------
 End of period..............................       63,649,730       56,210,670
                                              --------------------------------

--------------------------------------------------------------------------------

 November 30, 1999 (Unaudited)                                  53
                             SOCIAL AWARENESS FUND

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               SCHEDULE OF INVESTMENTS
               COMMON STOCK - 96.38%

               ADVERTISING - 0.32%
      19,564   Interpublic Group Corp. ........................   $      919,508
      11,061   Omnicom Group, Inc. ............................          974,751
                                                                  --------------
                                                                       1,894,259
                                                                  --------------
               AIRLINES - 0.26%
      10,536 * AMR Corp. ......................................          641,378
       8,466   Delta Air Lines, Inc. ..........................          416,951
      26,148   Southwest Airlines Co. .........................          426,539
       1,450 * US Airways Group, Inc. .........................           40,509
                                                                  --------------
                                                                       1,525,377
                                                                  --------------
               APPAREL & PRODUCTS - 0.00%
         300   Cintas Corp. ...................................           13,781
         407 * Too, Inc. ......................................            7,530
                                                                  --------------
                                                                          21,311
                                                                  --------------
               APPLIANCES/FURNISHINGS - 0.02%
       3,075   Maytag Corp. ...................................          146,639
                                                                  --------------
               AUTO - CARS - 0.02%
           1   Daimlerchrysler AG..............................               46
       2,100   Harley-Davidson, Inc. ..........................          128,100
                                                                  --------------
                                                                         128,146
                                                                  --------------
               AUTO - ORIGINAL EQUIPMENT - 0.02%
       1,155   Arvin Industries, Inc. .........................           30,680
       1,403   Federal-Mogul Corp. ............................           31,304
       1,006   Modine Manufacturing Co. .......................           28,420
                                                                  --------------
                                                                          90,404
                                                                  --------------
               AUTO - REPLACEMENT PARTS - 0.20%
      25,178   Genuine Parts Co. ..............................          648,334
       7,300 * SPX Corp. ......................................          543,850
                                                                  --------------
                                                                       1,192,184
                                                                  --------------
               BANKS - NEW YORK CITY - 2.36%
      45,442   Bank of New York Co., Inc. .....................        1,812,000
     178,719   Citigroup, Inc. ................................        9,628,485
      19,310   J. P. Morgan & Co., Inc. .......................        2,539,265
                                                                  --------------
                                                                      13,979,750
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               BANKS - OTHER - 3.40%
     103,058   Bank of America Corp. ..........................   $    6,028,893
      98,172   First Union Corp. ..............................        3,798,029
      46,486   FleetBoston Financial Corp. ....................        1,757,752
      34,014   Mellon Financial Corp. .........................        1,239,385
      60,632   National City Corp. ............................        1,512,011
      13,643   Providian Financial Corp. ......................        1,079,502
       4,500   Republic of New York Corp. .....................          318,094
      94,538   Wells Fargo Co. ................................        4,396,017
                                                                  --------------
                                                                      20,129,683
                                                                  --------------
               BANKS - REGIONAL - 2.81%
      85,801   BankOne Corp. ..................................        3,024,484
      54,028   Chase Manhattan Corp. ..........................        4,173,663
       5,595   Comerica, Inc. .................................          296,535
      14,423   Fifth Third Bancorp.............................        1,009,610
      41,583   Firstar Corp. ..................................        1,081,158
      23,409   KeyCorp.........................................          632,043
       8,945   Northern Trust Corp. ...........................          865,988
      14,774   PNC Bank Corp. .................................          823,651
       9,686   State Street Corp. .............................          711,316
       1,160   Summit Bancorp. ................................           37,845
      21,468   SunTrust Banks, Inc. ...........................        1,500,077
      38,504   U.S. Bancorp, Inc. .............................        1,316,356
      15,563   Wachovia Corp. .................................        1,205,160
                                                                  --------------
                                                                      16,677,886
                                                                  --------------
               BEVERAGE - SOFT DRINKS - 2.62%
     156,303   Coca-Cola Co. ..................................       10,521,145
      20,920   Coca-Cola Enterprises, Inc. ....................          443,243
     131,883   PepsiCo, Inc. ..................................        4,558,206
                                                                  --------------
                                                                      15,522,594
                                                                  --------------
               BROADCASTING - 1.93%
      10,900 * Chris-Craft Industries, Inc. ...................          756,188
      11,319 * Clear Channel
               Communications, Inc. ...........................          909,765
      46,912   Comcast Corp., Class A..........................        2,119,836
      34,359 * Media One Group, Inc. ..........................        2,722,951
      42,237   U S WEST, Inc. .................................        2,621,334
      46,474 * Viacom, Inc., Class B...........................        2,312,082
                                                                  --------------
                                                                      11,442,156
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               BUILDING MATERIALS - 0.24%
       2,103   Armstrong World Industries, Inc. ...............   $       70,451
      18,766   Lowe's Companies, Inc. .........................          934,781
       1,400   Martin Marietta Materials, Inc. ................           53,113
      14,300   Masco Corp. ....................................          361,074
                                                                  --------------
                                                                       1,419,419
                                                                  --------------
               CHEMICAL - MAJOR - 0.01%
       2,551   Albemarle Corp. ................................           49,426
                                                                  --------------
               CHEMICAL - MISCELLANEOUS - 0.24%
      18,084   Ecolab, Inc. ...................................          626,159
         700   Millipore Corp. ................................           22,969
      13,140   Praxair, Inc. ..................................          586,373
       6,632   Sigma Aldrich Corp. ............................          189,841
                                                                  --------------
                                                                       1,425,342
                                                                  --------------
               COAL - 0.05%
       6,100   NACCO Industries, Inc., Class A.................          295,469
                                                                  --------------
               CONGLOMERATES - 0.66%
       4,837   Tenneco, Inc. ..................................           38,090
      96,500   Tyco International, Ltd. .......................        3,866,041
                                                                  --------------
                                                                       3,904,131
                                                                  --------------
               CONSUMER FINANCE - 0.31%
      16,428   Capital One Financial Corp. ....................          764,929
      42,267   MBNA Corp. .....................................        1,067,242
                                                                  --------------
                                                                       1,832,171
                                                                  --------------
               CONTAINERS - METAL/GLASS - 0.58%
      11,800   Ball Corp. .....................................          438,813
      24,643   Corning, Inc. ..................................        2,308,741
      14,500   Crown Cork & Seal Co., Inc. ....................          295,438
      17,280 * Owens-Illinois, Inc. ...........................          413,640
                                                                  --------------
                                                                       3,456,632
                                                                  --------------
               CONTAINERS - PAPER - 0.34%
       4,457   Bemis Co., Inc. ................................          140,396
         867   Chesapeake Corp. ...............................           27,690
      24,189 * Pactiv Corp. ...................................          247,937
       3,901 * Sealed Air Corp. ...............................          183,339
       7,590   Sonoco Products Co. ............................          174,570
      22,000   Temple-Inland, Inc. ............................        1,259,500
                                                                  --------------
                                                                       2,033,432
                                                                  --------------

--------------------------------------------------------------------------------

 54                                  November 30, 1999 (Unaudited)
                       SOCIAL AWARENESS FUND - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE
--------------------------------------------------------------------------------
               COSMETICS/TOILETRIES - 0.61%
      16,947   Avon Products, Inc. ............................   $      617,506
      68,697   Gillette Co. ...................................        2,760,761
       6,651   International Flavors &
               Fragrances, Inc. ...............................          244,840
                                                                  --------------
                                                                       3,623,107
                                                                  --------------
               DRUGS - 7.22%
       4,285   Allergan, Inc. .................................          421,537
       3,659 * ALZA Corp. .....................................          158,023
      83,968   American Home Products Corp. ...................        4,366,336
      58,284 * Amgen, Inc. ....................................        2,655,565
       2,310   Bausch & Lomb, Inc. ............................          126,617
     131,650   Bristol-Myers Squibb Co. .......................        9,618,678
      68,518   Eli Lilly and Co. ..............................        4,916,167
     143,024   Merck & Co., Inc. ..............................       11,227,384
      93,942   Schering-Plough Corp. ..........................        4,802,785
      50,417   Warner-Lambert Co. .............................        4,521,775
                                                                  --------------
                                                                      42,814,867
                                                                  --------------
               ELECTRICAL EQUIPMENT - 0.83%
       1,400 * American Power Conversion Corp. ................           33,338
      59,866   Emerson Electric Co. ...........................        3,412,361
       6,000   Hubbell, Inc., Class B..........................          167,250
       3,500   Molex, Inc. ....................................          177,188
       3,600 * Teradyne, Inc. .................................          156,825
       5,347   Thomas & Betts Corp. ...........................          219,227
      15,563   W. W. Grainger, Inc. ...........................          733,406
                                                                  --------------
                                                                       4,899,595
                                                                  --------------
               ELECTRONIC INSTRUMENTS - 0.01%
       2,200   Tektronix, Inc. ................................           74,800
                                                                  --------------
               ENTERTAINMENT - 1.46%
       7,842   Hasbro, Inc. ...................................          169,093
      13,552   Mattel, Inc. ...................................          193,963
      78,784   Time Warner, Inc. ..............................        4,859,987
     123,416   Walt Disney Co. ................................        3,440,221
                                                                  --------------
                                                                       8,663,264
                                                                  --------------
               FINANCE COMPANIES - 0.57%
      51,700   Associates First Capital Corp. .................        1,719,025
      41,886   Household International, Inc. ..................        1,657,115
                                                                  --------------
                                                                       3,376,140
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE
--------------------------------------------------------------------------------
               FINANCIAL SERVICES - 1.10%
      39,875   American Express Co. ...........................   $    6,033,586
       4,608   Countrywide Credit Industries, Inc. ............          129,600
       8,716   H & R Block, Inc. ..............................          374,798
           1   Waddell & Reed Financial, Inc., Class A.........               13
                                                                  --------------
                                                                       6,537,997
                                                                  --------------
               FOODS - 1.91%
      23,239   BestFoods.......................................        1,273,787
      31,110   Campbell Soup Co. ..............................        1,388,284
      29,776   ConAgra, Inc. ..................................          718,346
      36,192   General Mills, Inc. ............................        1,363,985
      32,754   H. J. Heinz Co. ................................        1,371,574
       8,089   Hershey Foods Corp. ............................          397,372
      29,038   Kellogg Co. ....................................          983,662
       9,896   Quaker Oats Co. ................................          645,714
      21,527   Ralston-Ralston Purina Group....................          639,083
      65,280   Sara Lee Corp. .................................        1,583,040
      11,496   Wm. Wrigley Jr. Co. ............................          956,324
                                                                  --------------
                                                                      11,321,171
                                                                  --------------
               FOOTWEAR - 0.13%
      16,803   NIKE, Inc., Class B.............................          772,938
                                                                  --------------
               FREIGHT - 0.14%
      19,302 * FDX Corp. ......................................          814,303
                                                                  --------------

               FUNERAL SERVICES - 0.02%
      18,233   Service Corp. International.....................          137,887
                                                                  --------------
               GOVERNMENT SPONSORED - 1.46%
      49,647   Federal Home Loan Mortgage Corp. ...............        2,451,321
      84,484   Federal National
               Mortgage Association............................        5,628,747
      11,078   SLM Holding Corp. ..............................          549,053
                                                                  --------------
                                                                       8,629,121
                                                                  --------------
               HARDWARE & TOOLS - 0.15%
      12,819   Black & Decker Corp. ...........................          575,253
      10,600   Snap-on, Inc. ..................................          320,650
         396   Stanley Works...................................           12,326
                                                                  --------------
                                                                         908,229
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               HEALTHCARE - 0.40%
      14,406   Cardinal Health, Inc. ..........................   $      753,600
      16,310 * HealthSouth Corp. ..............................           92,763
       3,603 * Humana, Inc. ...................................           25,221
      15,704   IMS Health, Inc. ...............................          370,026
      14,856   McKesson HBOC, Inc. ............................          347,259
      14,768   United HealthCare Corp. ........................          767,013
                                                                  --------------
                                                                       2,355,882
                                                                  --------------
               HEAVY DUTY TRUCKS/PARTS - 0.11%
      12,900   Cummins Engine Co., Inc. .......................          522,450
       1,400   Eaton Corp. ....................................          108,413
                                                                  --------------
                                                                         630,863
                                                                  --------------
               HOSPITAL MANAGEMENT - 0.20%
      33,951   Columbia/HCA Healthcare Corp. ..................          925,165
       1,786 * Lifepoint Hospitals, Inc. ......................           20,986
       9,822 * Tenet Healthcare Corp. .........................          219,152
       1,786 * Triad Hospitals, Inc. ..........................           22,102
                                                                  --------------
                                                                       1,187,405
                                                                  --------------
               HOSPITAL SUPPLIES - 3.25%
     106,912   Abbott Laboratories.............................        4,062,656
      26,533   Baxter International, Inc. .....................        1,792,636
      15,099   Becton, Dickinson and Co. ......................          411,448
       2,614   Biomet, Inc. ...................................           82,831
      15,854 * Boston Scientific Corp. ........................          334,916
         935   Hillenbrand Industries, Inc. ...................           31,965
      92,889   Johnson & Johnson...............................        9,637,234
      74,498   Medtronic, Inc. ................................        2,896,110
                                                                  --------------
                                                                      19,249,796
                                                                  --------------
               HOUSEHOLD PRODUCTS - 2.94%
      21,912   Clorox Co. .....................................          976,454
      57,314   Colgate-Palmolive Co. ..........................        3,145,105
       9,292   Newell Rubbermaid, Inc. ........................          304,894
      98,712   Procter & Gamble Co. ...........................       10,660,896
      43,495   Unilever NV - ADR...............................        2,367,759
                                                                  --------------
                                                                      17,455,108
                                                                  --------------
               INFORMATION PROCESSING - 0.03%
       6,713 * Parametric Technology Corp. ....................          152,301
                                                                  --------------

--------------------------------------------------------------------------------

 November 30, 1999 (Unaudited)                                  55
                       SOCIAL AWARENESS FUND - CONTINUED

   NUMBER
  OF SHARES                                                       MARKET VALUE

-------------------------------------------------------------------------------
               INFORMATION PROCESSING - BUSINESS SOFTWARE -
               4.76%
       7,711 * BMC Software, Inc. ............................   $      561,457
     252,716 * Microsoft Corp. ...............................       23,009,002
      67,935 * Oracle Corp. ..................................        4,606,842
       2,227 * Peoplesoft, Inc. ..............................           41,895
                                                                 --------------
                                                                     28,219,196
                                                                 --------------
               INFORMATION PROCESSING -
               COMPUTER HARDWARE
               SYSTEMS - 2.37%
       5,055 * Apple Computer, Inc. ..........................          494,758
      80,029   Compaq Computer Corp. .........................        1,955,708
     123,610 * Dell Computer Corp. ...........................        5,315,229
      13,140 * Gateway, Inc. .................................        1,003,568
      40,098 * Sun Microsystems, Inc. ........................        5,302,961
                                                                 --------------
                                                                     14,072,224
                                                                 --------------
               INFORMATION PROCESSING - COMPUTER SERVICES -
               2.24%
     107,148 * America Online, Inc. ..........................        7,788,320
      44,566   Automatic Data Processing, Inc. ...............        2,200,446
      31,135   Electronic Data Systems Corp. .................        2,002,370
      18,828   First Data Corp. ..............................          814,311
       2,044 * Gartner Group, Inc., Class B...................           22,612
      10,573   Paychex, Inc. .................................          422,259
                                                                 --------------
                                                                     13,250,318
                                                                 --------------
               INFORMATION PROCESSING -
               DATA SERVICES - 4.72%
      31,635 * Cendant Corp. .................................          523,955
       3,872   Comdisco, Inc. ................................           93,412
      24,771   Computer Associates
               International, Inc. ...........................        1,610,114
       7,353 * Computer Sciences Corp. .......................          479,783
      11,102 * Compuware Corp. ...............................          375,386
      54,566 * EMC Corp. .....................................        4,559,671
      58,343   Hewlett-Packard Co. ...........................        5,535,292
       3,200   Honeywell, Inc. ...............................          358,200
     102,438   International Business Machines................       10,557,516
       7,783 * Novell, Inc. ..................................          152,255
      22,335   Pitney Bowes, Inc. ............................        1,070,684
       9,167 * Seagate Technology, Inc. ......................          339,179
      13,810 * Solectron Corp. ...............................        1,137,599

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               INFORMATION PROCESSING -
               DATA SERVICES - Continued
      44,558   Xerox Corp. ....................................   $    1,205,851
                                                                  --------------
                                                                      27,998,897
                                                                  --------------
               INFORMATION PROCESSING - NETWORKING - 2.64%
      15,240 * 3Com Corp. .....................................          606,743
     163,010 * Cisco Systems, Inc. ............................       14,538,453
       7,553 * General Insturment Corp. .......................          494,722
                                                                  --------------
                                                                      15,639,918
                                                                  --------------
               INSURANCE - CASUALTY - 0.22%
       9,169   Chubb Corp. ....................................          491,115
       4,090   Progressive Corp. ..............................          329,501
       3,366   SAFECO Corp. ...................................           79,732
      13,509   St. Paul Companies, Inc. .......................          407,803
                                                                  --------------
                                                                       1,308,151
                                                                  --------------
               INSURANCE - LIFE - 0.37%
       9,361   Aetna, Inc. ....................................          511,345
      32,315   Conseco, Inc. ..................................          654,379
       4,031   Jefferson-Pilot Corp. ..........................          273,604
      16,464   Lincoln National Corp. .........................          686,342
       2,856   Torchmark Corp. ................................           90,678
                                                                  --------------
                                                                       2,216,348
                                                                  --------------
               INSURANCE - MULTILINE - 3.00%
       6,013   Aegon, N.V. - ADR...............................          541,922
       1,021   AFLAC, Inc. ....................................           48,880
      48,156   Allstate Corp. .................................        1,261,085
     104,185   American International Group, Inc. .............       10,757,100
      27,781   Aon Corp. ......................................          991,434
      14,997   CIGNA Corp. ....................................        1,233,503
       4,572   Cincinnati Financial Corp. .....................          153,162
      13,092   Hartford Financial Services
               Group, Inc. ....................................          611,233
      25,278   Marsh & McLennan
               Companies, Inc. ................................        1,987,482
       5,987   UnumProvident Corp. ............................          194,952
                                                                  --------------
                                                                      17,780,753
                                                                  --------------
               LEISURE TIME - 0.01%
       1,947   Brunswick Corp. ................................           42,469
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               LODGING - 0.05%
       3,716   Hilton Hotels Corp. ............................   $       37,392
       7,442   Marriott International, Inc. ...................          242,330
                                                                  --------------
                                                                         279,722
                                                                  --------------
               MACHINERY - AGRICULTURE - 0.20%
      27,573   Deere & Co. ....................................        1,183,916
                                                                  --------------
               MACHINERY - CONSTRUCTION & CONTRACTS - 0.36%
      43,689   Caterpillar, Inc. ..............................        2,026,076
      10,178   Foster Wheeler Corp. ...........................          103,688
                                                                  --------------
                                                                       2,129,764
                                                                  --------------
               MACHINERY -
               INDUSTRIAL/SPECIALTY - 1.32%
       1,200 * American Standard
               Companies, Inc. ................................           46,725
       6,700   Briggs & Stratton Corp. ........................          358,031
      19,047   Cooper Industries, Inc. ........................          817,831
      15,495   Dover Corp. ....................................          672,096
      37,181   Illinois Tool Works, Inc. ......................        2,407,470
      16,743   Ingersoll-Rand Co. .............................          810,989
      12,815   Johnson Controls, Inc. .........................          698,418
       6,500   Nordson Corp. ..................................          318,906
      19,445   Pall Corp. .....................................          455,742
       1,700   Parker Hannifin Corp. ..........................           80,006
      11,100   Tecumseh Products Co. ..........................          533,147
      15,100   Tidewater, Inc. ................................          482,255
       8,072   Timken Co. .....................................          154,377
                                                                  --------------
                                                                       7,835,993
                                                                  --------------
               MEDICAL TECHNOLOGY - 0.32%
       2,579 * Celera Genomics.................................          157,964
      17,548 * Guidant Corp. ..................................          877,400
      10,516   PE Corp. - PE Biosystems Group..................          858,369
                                                                  --------------
                                                                       1,893,733
                                                                  --------------
               MERCHANDISE - DRUG - 0.40%
      18,709   CVS Corp. ......................................          742,513
       9,962   Rite Aid Corp. .................................           75,338
      52,902   Walgreen Co. ...................................        1,540,771
                                                                  --------------
                                                                       2,358,622
                                                                  --------------

--------------------------------------------------------------------------------

 56                                  November 30, 1999 (Unaudited)
                       SOCIAL AWARENESS FUND - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               MERCHANDISE - SPECIALTY - 1.82%
       2,323   American Greetings Corp., Class A...............   $       54,736
       2,100 * Best Buy Co., Inc. .............................          131,250
       5,000   Circuit City Stores, Inc. ......................          242,500
       8,920 * Costco Wholesale Corp. .........................          817,852
       2,480   Dollar General Corp. ...........................           60,760
      42,394   Gap, Inc. ......................................        1,716,947
      81,521   Home Depot, Inc. ...............................        6,445,254
       2,378   Ikon Office Solutions, Inc. ....................           15,903
       3,156 * Kohl's Corp. ...................................          227,824
       2,850   Limited, Inc. ..................................          120,947
       2,341   Nordstrom, Inc. ................................           65,109
      16,744 * Staples, Inc. ..................................          393,484
       4,504   Tandy Corp. ....................................          345,119
       5,668   TJX Companies, Inc. ............................          148,431
       1,477 * Toys "R" Us, Inc. ..............................           25,848
                                                                  --------------
                                                                      10,811,964
                                                                  --------------
               MERCHANDISING -
               DEPARTMENT - 0.34%
      21,146   Dayton Hudson Corp. ............................        1,492,114
       1,473 * Federated Department Stores, Inc. ..............           69,323
      13,624   May Department Stores Co. ......................          458,107
                                                                  --------------
                                                                       2,019,544
                                                                  --------------
               MERCHANDISING - FOOD - 0.58%
      24,713   Albertsons, Inc. ...............................          789,271
      35,942 * Kroger Co. .....................................          766,014
      29,803 * Safeway, Inc. ..................................        1,098,986
      15,889   SYSCO Corp. ....................................          604,775
       7,109   Winn-Dixie Stores, Inc. ........................          186,167
                                                                  --------------
                                                                       3,445,213
                                                                  --------------
               MERCHANDISING - MASS - 2.54%
      12,825   J.C. Penney Co., Inc. ..........................          286,158
      15,124 * KMart Corp. ....................................          150,295
      20,628   Sears Roebuck and Co. ..........................          705,220
     241,088   Wal-Mart Stores, Inc. ..........................       13,892,695
                                                                  --------------
                                                                      15,034,368
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               METALS - MISCELLANEOUS - 0.08%
       7,437   Engelhard Corp. ................................   $      125,035
      13,888   Precision Castparts Corp. ......................          377,580
                                                                  --------------
                                                                         502,615
                                                                  --------------
               METALS - STEEL - 0.21%
      12,600   AK Steel Holding Corp. .........................          208,688
      10,000   Carpenter Technology Corp. .....................          262,500
       7,300   Harsco Corp. ...................................          217,631
      12,400   Ryerson Tull, Inc. .............................          253,425
      19,848   Worthington Industries, Inc. ...................          317,568
                                                                  --------------
                                                                       1,259,812
                                                                  --------------
               MISCELLANEOUS - 0.05%
       1,815   BBT Corp. ......................................           58,307
       9,155   Equifax, Inc. ..................................          226,586
                                                                  --------------
                                                                         284,893
                                                                  --------------
               MOBILE HOMES - 0.00%
         887   Fleetwood Enterprises, Inc. ....................           18,627
                                                                  --------------
               NATURAL GAS - DIVERSIFIED - 0.92%
       3,832   Eastern Enterprises.............................          217,466
      83,749   El Paso Energy Corp. ...........................        3,224,337
      72,400   Kinder Morgan, Inc. ............................        1,470,625
      31,300   Questar Corp. ..................................          537,969
                                                                  --------------
                                                                       5,450,397
                                                                  --------------
               OIL - INTEGRATED DOMESTIC - 0.19%
      19,966   Ashland Oil, Inc. ..............................          673,853
       7,700   Kerr-McGee Corp. ...............................          440,824
                                                                  --------------
                                                                       1,114,677
                                                                  --------------
               OIL - SERVICE - PRODUCTS - 0.09%
       6,100 * BJ Services Co. ................................          212,738
      11,300 * Noble Drilling Corp. ...........................          314,988
       1,200 * Varco International, Inc. ......................           12,825
                                                                  --------------
                                                                         540,551
                                                                  --------------
               OIL - SERVICES - 1.07%
      63,300   Baker Hughes, Inc. .............................        1,598,325
      15,300   ENSCO International, Inc. ......................          306,956

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               OIL - SERVICES - Continued
       8,700 * Global Marine, Inc. ............................   $      133,219
      57,900   Halliburton Co. ................................        2,240,006
       7,800 * Nabors Industries, Inc. ........................          207,188
      11,600 * Rowan Companies, Inc. ..........................          198,650
      21,000   Schlumberger, Ltd. .............................        1,261,312
       4,700 * Smith International, Inc. ......................          187,413
       3,300   Transocean Offshore, Inc. ......................           93,019
       5,100   York International Corp. .......................          113,794
                                                                  --------------
                                                                       6,339,882
                                                                  --------------
               OIL/GAS PRODUCERS - 0.14%
      10,000   Helmerich & Payne, Inc. ........................          226,250
      23,108   Ultramar Diamond Shamrock Corp. ................          584,921
                                                                  --------------
                                                                         811,171
                                                                  --------------
               PAPER/FOREST PRODUCTS - 0.83%
      14,409   Avery Dennison Corp. ...........................          855,534
       8,419   Fort James Corp. ...............................          242,046
      48,325   Kimberly-Clark Corp. ...........................        3,086,758
       9,697   Longview Fibre Co. .............................          123,637
       6,736   Louisiana Pacific Corp. ........................           82,516
      14,400   Mead Corp. .....................................          513,900
                                                                  --------------
                                                                       4,904,391
                                                                  --------------
               POLLUTION CONTROL - 0.10%
      35,496   Waste Management, Inc. .........................          576,810
                                                                  --------------
               PUBLISHING - NEWS - 0.74%
       6,850   Dow Jones & Co., Inc. ..........................          415,281
      23,631   Gannett Co., Inc. ..............................        1,691,093
       2,042   Knight-Ridder, Inc. ............................          111,417
      11,806   New York Times Co., Class A.....................          453,793
       3,357   Times Mirror Co. ...............................          216,736
      14,774   Tribune Co. ....................................          710,075
       1,400   Washington Post Co., Class B....................          800,100
                                                                  --------------
                                                                       4,398,495
                                                                  --------------
               PUBLISHING/PRINTING - 0.28%
       6,090   Deluxe Corp. ...................................          159,482
      14,372   Dun & Bradstreet Corp. .........................          388,044
      19,120   McGraw-Hill, Inc. ..............................        1,083,865
                                                                  --------------
                                                                       1,631,391
                                                                  --------------

--------------------------------------------------------------------------------

 November 30, 1999 (Unaudited)                                  57
                       SOCIAL AWARENESS FUND - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               RAILROAD - 1.21%
      58,788   Burlington Northern Santa Fe Corp. .............   $    1,704,852
      46,301   CSX Corp. ......................................        1,646,579
      11,400   Kansas City Southern
               Industries, Inc. ...............................          679,013
      55,610   Norfolk Southern Corp. .........................        1,188,664
      41,161   Union Pacific Corp. ............................        1,937,140
                                                                  --------------
                                                                       7,156,248
                                                                  --------------
               RESTAURANTS - 0.82%
     103,016   McDonald's Corp. ...............................        4,635,720
       6,072 * Tricon Global Restaurants, Inc. ................          251,988
                                                                  --------------
                                                                       4,887,708
                                                                  --------------
               SAVINGS & LOAN - 0.18%
       2,690   Golden West Financial Corp. ....................          271,522
      27,430   Washington Mutual, Inc. ........................          795,470
                                                                  --------------
                                                                       1,066,992
                                                                  --------------
               SECURITIES RELATED - 1.34%
      42,960   Charles Schwab Corp. ...........................        1,629,795
      13,436   Franklin Resources, Inc. .......................          422,394
       2,504   Lehman Brothers Holdings, Inc. .................          191,243
      22,018   Merrill Lynch & Co., Inc. ......................        1,775,201
      32,320   Morgan Stanley Dean Witter & Co. ...............        3,898,606
                                                                  --------------
                                                                       7,917,239
                                                                  --------------
               SEMICONDUCTOR EQUIPMENT - 0.39%
      19,358 * Applied Materials, Inc. ........................        1,886,195
       4,914 * KLA-Tencor Corp. ...............................          415,540
                                                                  --------------
                                                                       2,301,735
                                                                  --------------
               SEMICONDUCTORS - 4.00%
       3,530 * Advanced Micro Devices, Inc. ...................           99,723
       1,288 * Integrated Device Technology, Inc. .............           30,349
     175,676   Intel Corp. ....................................       13,472,153
       2,966 * LSI Logic Corp. ................................          179,258
      11,384 * Micron Technology, Inc. ........................          764,151
      17,500   Motorola, Inc. .................................        1,999,375
       3,301 * National Semiconductor Corp. ...................          140,293
      39,600   Rockwell International Corp. ...................        1,965,150
      52,916   Texas Instruments, Inc. ........................        5,083,243
                                                                  --------------
                                                                      23,733,695
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               TELECOMMUNICATIONS - 6.34%
      23,145   ALLTEL Corp. ...................................   $    2,002,043
      99,800   AT&T Corp. .....................................        5,576,325
      11,685 * Global Crossing, Ltd. ..........................          509,758
     141,352   Lucent Technologies, Inc. ......................       10,327,531
      96,372 * MCI Worldcom, Inc. .............................        7,968,760
      10,003 * Nextel Communications, Inc., Class A............          991,547
      86,648   Nortel Networks Corp. ..........................        6,411,952
       1,800 * QUALCOMM, Inc. .................................          652,163
       1,832   Scientific-Atlanta, Inc. .......................          106,829
      25,008 * Tellabs, Inc. ..................................        1,622,394
      30,580   Vodafone Airtouch, Plc. - ADR...................        1,442,994
                                                                  --------------
                                                                      37,612,296
                                                                  --------------
               TEXTILE - PRODUCTS - 0.03%
       5,513   V. F. Corp. ....................................          164,701
                                                                  --------------
               UTILITIES - COMMUNICATION - 6.04%
     106,920   Bell Atlantic Corp. ............................        6,769,373
     127,036   BellSouth Corp. ................................        5,867,475
      60,000   GTE Corp. ......................................        4,380,000
     237,176   SBC Communications, Inc. .......................       12,318,329
      64,774   Sprint Corp. ...................................        4,493,696
      21,784 * Sprint Corp. (PCS Group)........................        1,998,636
                                                                  --------------
                                                                      35,827,509
                                                                  --------------
               UTILITIES - ELECTRIC - 1.81%
      11,280 * AES Corp. ......................................          653,535
      26,375   Allegheny Energy, Inc. .........................          764,875
       4,400   Black Hills Corp. ..............................           96,250
      31,104   Cinergy Corp. ..................................          787,320
       3,383   Cleco Corp. ....................................          110,370
      22,500   DPL, Inc. ......................................          402,188
       6,006   Hawaiian Electric Industries, Inc. .............          183,558
      10,014   Idacorp, Inc. ..................................          280,392
       5,481   Indiana Energy, Inc. ...........................          107,907
      13,980   IPALCO Enterprises, Inc. .......................          252,514
       9,402   Kansas City Power & Light Co. ..................          216,834
      12,658   Minnesota Power, Inc. ..........................          216,768
      43,030   Montana Power Co. ..............................        1,328,551
      29,879   New Century Energies, Inc. .....................          939,321
      22,287   Nisource, Inc. .................................          419,274
      15,157   OGE Energy Corp. ...............................          323,981
      28,442   Potomac Electric Power Co. .....................          677,275

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
             UTILITIES - ELECTRIC - Continued
      17,468 Puget Sound Energy, Inc. .........................   $      358,094
      32,352 Scottish Power, Plc. - ADR........................        1,162,660
       9,560 Sierra Pacific Resources..........................          171,483
      24,709 TECO Energy, Inc. ................................          494,180
      26,629 UtiliCorp United, Inc. ...........................          535,909
       8,187 Washington Gas Light Co. .........................          229,236
                                                                  --------------
                                                                      10,712,475
                                                                  --------------
             UTILITIES -
             GAS, DISTRIBUTION - 0.91%
      10,694 AGL Resources, Inc. ..............................          197,839
      35,986 KeySpan Corp. ....................................          924,390
      87,422 MCN Energy Group, Inc. ...........................        2,180,086
      33,419 National Fuel Gas Co. ............................        1,673,039
      12,730 NICOR, Inc. ......................................          441,572
                                                                  --------------
                                                                       5,416,926
                                                                  --------------
             UTILITIES - GAS, PIPELINE - 1.35%
      22,533 Columbia Energy Group.............................        1,413,946
      28,441 Consolidated Natural Gas Co. .....................        1,823,778
      45,886 ONEOK, Inc. ......................................        1,236,054
      19,924 Peoples Energy Corp. .............................          732,207
      82,030 Williams Companies, Inc. .........................        2,768,513
                                                                  --------------
                                                                       7,974,498
                                                                  --------------
             WATER SERVICES - 0.07%
      16,027 American Water Works Co., Inc. ...................          409,690
                                                                  --------------
             TOTAL COMMON STOCK
             (Cost $441,609,361)...............................      571,307,722
                                                                  --------------

--------------------------------------------------------------------------------

 58                                  November 30, 1999 (Unaudited)
                       SOCIAL AWARENESS FUND - CONTINUED

     PAR
    VALUE                                                          MARKET VALUE

--------------------------------------------------------------------------------
             CORPORATE SHORT TERM COMMERCIAL PAPER - 3.44%
             MACHINERY - INDUSTRIAL/SPECIALTY - 3.44%
 $20,417,000 Cooper Industries, Inc.,
             5.74% due 12/01/99................................   $   20,417,000
                                                                  --------------
             TOTAL CORPORATE SHORT TERM COMMERCIAL PAPER
             (Cost $20,417,000)................................       20,417,000
                                                                  --------------
             UNITED STATES GOVERNMENT - SHORT TERM - 0.21%
             U. S. TREASURY BILLS - 0.21%
             United States Treasury Bills:
      50,000 5.28% due 01/13/00................................           49,685
      25,000 4.83% due 12/30/99................................           24,902
      10,000 4.80% due 01/06/00................................            9,952
      25,000 4.75% due 12/30/99................................           24,904
      25,000 4.74% due 01/06/00................................           24,881
     350,000 4.51% due 12/09/99................................          349,647
     100,000 4.50% due 12/09/99................................           99,900
      25,000 4.45% due 12/09/99................................           24,976
      75,000 4.44% due 12/09/99................................           74,925
     100,000 4.43% due 12/09/99................................           99,901
     100,000 4.40% due 12/09/99................................           99,902
      50,000 4.40% due 12/23/99................................           49,865
     300,000 3.90% due 12/09/99................................          299,740
                                                                  --------------
                                                                       1,233,180
                                                                  --------------
             TOTAL UNITED STATES GOVERNMENT -
             SHORT TERM
             (Cost $1,233,180).................................        1,233,180
                                                                  --------------
             TOTAL INVESTMENTS
             (Cost $463,259,541) - 100.03%.....................   $  592,957,902
                                                                  --------------
             * Non-income producing


SEE NOTES TO FINANCIAL STATEMENTS.

                                                                     UNREALIZED
  CONTRACTS                                                         APPRECIATION

--------------------------------------------------------------------------------
             FUTURES CONTRACTS PURCHASED(1)
             (Delivery month/Value at 11/30/99)
    63(2)    S&P 500 Index Futures
             (December/$1,391.50)................................   $    689,685
                                                                    ------------

(1) U.S. Treasury Bills with a market value of approximately $1,181,250 were maintained in a segregated account with a portion placed as collateral for futures contracts.
(2) Per 250


-----------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
ASSETS:
Investments, at market (Cost $463,259,541)...................... $592,957,902
Receivable for dividends and interest...........................      557,343
Other assets....................................................          533
                                                                 ------------
TOTAL ASSETS....................................................  593,515,778
                                                                 ------------
LIABILITIES:
Payable for capital stock reacquired............................       45,581
Payable to affiliates:
 Advisory fees..................................................      243,824
 Accounting services............................................       15,841
Accrued expenses and other liabilities..........................      410,011
                                                                 ------------
TOTAL LIABILITIES...............................................      715,257
                                                                 ------------
NET ASSETS...................................................... $592,800,521
                                                                 ------------


-----------------------------------------------------------------------------

NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
1,000,000,000 shares authorized,
23,189,272 shares outstanding................................... $    231,893
Additional paid in capital......................................  440,435,830
Undistributed net realized gain on securities...................   21,638,136
Undistributed net investment income.............................      106,616
Unrealized appreciation of:
 Investments..................................... $  129,698,361
 Futures.........................................        689,685  130,388,046
                                                  -------------- ------------
NET ASSETS APPLICABLE
TO SHARES OUTSTANDING........................................... $592,800,521
                                                                 ------------

--------------------------------------------------------------------------------

                 SOCIAL AWARENESS FUND (Unaudited) - CONTINUED  59

STATEMENT OF OPERATIONS
For the Six Months Ended November 30, 1999

INVESTMENT INCOME:
Dividends.......................................................  $ 3,542,147
Interest........................................................      279,035
                                                                  -----------
 Total investment income........................................    3,821,182
                                                                  -----------
EXPENSES:
Advisory fees...................................................    1,391,090
Custodian fees..................................................       13,545
Registration and filing fees....................................       11,880
Audit fees and tax services.....................................        5,151
Accounting services.............................................       83,465
Directors' fees and expenses....................................        4,077
Report to shareholders..........................................       29,547
Miscellaneous...................................................        4,287
                                                                  -----------
 Total expenses.................................................    1,543,042
                                                                  -----------
NET INVESTMENT INCOME...........................................    2,278,140
                                                                  -----------
REALIZED AND UNREALIZED GAIN ON SECURITIES:
Net realized gain on securities:
 Investments........................................  $   868,822
 Futures contracts..................................      247,352   1,116,174
                                                      -----------
Net unrealized appreciation of securities during the
period:
 Investments........................................   30,893,073
 Futures contracts..................................      689,685  31,582,758
                                                      ----------- -----------
  Net realized and unrealized gain on securities
  during the period.............................................   32,698,932
                                                                  -----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS................  $34,977,072
                                                                  -----------


SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS

                                                                    For the
                                                  For the  Six    Fiscal Year
                                                  Months Ended       Ended
                                                November 30, 1999 May 31, 1999
                                                ------------------------------
                                                                   (audited)
OPERATIONS:
Net investment income.........................    $  2,278,140    $  3,836,206
Net realized gain on securities...............       1,116,174      22,017,924
Net unrealized appreciation of securities
during the period.............................      31,582,758      50,690,174
                                                ------------------------------
 Increase in net assets resulting from
 operations...................................      34,977,072      76,544,304
                                                ------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.........................      (2,129,951)     (4,053,286)
Net realized gain on securities...............               -     (37,006,972)
                                                ------------------------------
 Decrease in net assets resulting from
 distributions to shareholders................      (2,129,951)    (41,060,258)
                                                ------------------------------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold..............      42,462,112     118,062,922
Proceeds from capital stock issued for
distributions reinvested......................       2,129,951      41,060,258
                                                ------------------------------
                                                    44,592,063     159,123,180
Cost of capital stock repurchased.............      (6,603,220)     (6,810,019)
                                                ------------------------------
 Increase in net assets resulting
 from capital stock transactions..............      37,988,843     152,313,161
                                                ------------------------------
TOTAL INCREASE IN NET ASSETS..................      70,835,964     187,797,207
NET ASSETS:
Beginning of year.............................     521,964,557     334,167,350
                                                ------------------------------
End of period (including undistributed net
investment income of $106,616 and $(41,573))..    $592,800,521    $521,964,557
                                                ------------------------------
CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold..................       1,724,155       5,074,114
Shares issued for distributions reinvested....          86,509       1,800,031
Shares of capital stock repurchased...........        (267,515)       (308,485)
                                                ------------------------------
 Increase in shares outstanding...............       1,543,149       6,565,660
Shares outstanding:
 Beginning of year............................      21,646,123      15,080,463
                                                ------------------------------
 End of period................................      23,189,272      21,646,123
                                                ------------------------------

--------------------------------------------------------------------------------

 60                                  November 30, 1999 (Unaudited)
                             ASSET ALLOCATION FUND

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               SCHEDULE OF INVESTMENTS
               COMMON STOCK - 54.28%

               ADVERTISING - 0.13%
       3,390   Interpublic Group Corp. ........................   $      159,330
       2,100   Omnicom Group, Inc. ............................          185,063
                                                                  --------------
                                                                         344,393
                                                                  --------------
               AEROSPACE/DEFENSE - 0.52%
       1,342   B.F. Goodrich Co. ..............................           30,279
      11,611   Boeing Co. .....................................          473,873
         781   Crane Co. ......................................           14,351
       2,354   General Dynamics Corp. .........................          121,378
       4,766   Lockheed Martin Corp. ..........................           94,724
         832   Northrop Grumman Corp. .........................           46,748
         558   Perkinelmer, Inc. ..............................           22,948
       4,118   Raytheon Co., Class B...........................          126,370
           1 * Teledyne Techologies, Inc. .....................                5
       1,478   TRW, Inc. ......................................           77,133
       5,768   United Technologies Corp. ......................          325,891
                                                                  --------------
                                                                       1,333,700
                                                                  --------------
               AIRLINES - 0.13%
       1,852 * AMR Corp. ......................................          112,740
       1,714   Delta Air Lines, Inc. ..........................           84,415
       6,121   Southwest Airlines Co. .........................           99,849
         813 * US Airways Group, Inc. .........................           22,713
                                                                  --------------
                                                                         319,717
                                                                  --------------
               APPAREL & PRODUCTS - 0.01%
         710   Liz Claiborne, Inc. ............................           26,581
                                                                  --------------
               APPLIANCES/FURNISHINGS - 0.06%
       2,400   Leggett & Platt, Inc. ..........................           51,450
       1,029   Maytag Corp. ...................................           49,069
         929   Whirlpool Corp. ................................           56,669
                                                                  --------------
                                                                         157,188
                                                                  --------------
               AUTO - CARS - 0.55%
           -   Daimlerchrysler AG..............................                3
       6,805   Delphi Automotive Systems Corp. ................          107,179
      14,556   Ford Motor Co. .................................          735,077
       7,778   General Motors Corp. ...........................          560,016
                                                                  --------------
                                                                       1,402,275
                                                                  --------------
               AUTO - ORIGINAL EQUIPMENT - 0.03%
       1,700   Danaher Corp. ..................................           83,513
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               AUTO - REPLACEMENT PARTS - 0.07%
       1,808 * AutoZone, Inc. .................................   $       49,833
         900   Cooper Tire & Rubber Co. .......................           13,500
       2,126   Genuine Parts Co. ..............................           54,745
       1,876   Goodyear Tire & Rubber Co. .....................           63,315
         682   Pep Boys-Manny, Moe & Jack......................            6,607
                                                                  --------------
                                                                         188,000
                                                                  --------------
               BANKS - NEW YORK CITY - 1.10%
       8,816   Bank of New York Co., Inc. .....................          351,538
      40,663   Citigroup, Inc. ................................        2,190,718
       2,084   J. P. Morgan & Co., Inc. .......................          274,046
                                                                  --------------
                                                                       2,816,302
                                                                  --------------
               BANKS - OTHER - 1.45%
      20,814   Bank of America Corp. ..........................        1,217,618
      11,527   First Union Corp. ..............................          445,951
      11,073   FleetBoston Financial Corp. ....................          418,698
       6,176   Mellon Financial Corp. .........................          225,038
       7,494   National City Corp. ............................          186,882
       1,711   Providian Financial Corp. ......................          135,383
       1,310   Republic of New York Corp. .....................           92,601
       1,700   Union Planters Corp. ...........................           72,463
      19,836   Wells Fargo Co. ................................          922,373
                                                                  --------------
                                                                       3,717,007
                                                                  --------------
               BANKS - REGIONAL - 1.49%
       4,750   AmSouth Bancorporation..........................          107,172
      14,099   BankOne Corp. ..................................          496,990
      10,058   Chase Manhattan Corp. ..........................          776,980
       1,930   Comerica, Inc. .................................          102,290
       3,657   Fifth Third Bancorp.............................          255,990
      11,891   Firstar Corp. ..................................          309,165
       2,802   Huntington Bancshares, Inc. ....................           77,580
       5,380   KeyCorp.........................................          145,260
       1,300   Northern Trust Corp. ...........................          125,856
       3,673   PNC Bank Corp. .................................          204,770
       2,700   Regions Financial Corp. ........................           74,081
       2,000   SouthTrust Corp. ...............................           77,625
       1,900   State Street Corp. .............................          139,531
       2,100   Summit Bancorp. ................................           68,513
       3,885   SunTrust Banks, Inc. ...........................          271,463
       3,300   Synovus Financial Corp. ........................           66,000

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               BANKS - REGIONAL - Continued
       8,821   U.S. Bancorp, Inc. .............................   $      301,568
       2,452   Wachovia Corp. .................................          189,877
                                                                  --------------
                                                                       3,790,711
                                                                  --------------
               BEVERAGE -
               BREWERS/DISTRIBUTORS - 0.28%
         478   Adolph Coors Co., Class B.......................           23,781
       5,596   Anheuser-Busch Companies, Inc. .................          418,650
         833   Brown-Forman Corp., Class B.....................           52,219
       5,225   Seagram Co., Ltd. ..............................          227,614
                                                                  --------------
                                                                         722,264
                                                                  --------------
               BEVERAGE - SOFT DRINKS - 1.07%
      29,799   Coca-Cola Co. ..................................        2,005,845
       5,100   Anheuser-Busch Companies, Inc. .................          108,056
      17,661   PepsiCo, Inc. ..................................          610,408
                                                                  --------------
                                                                       2,724,309
                                                                  --------------
               BROADCASTING - 1.01%
       9,179 * CBS Corp. ......................................          477,311
       4,100 * Clear Channel
               Communications, Inc. ...........................          329,538
       9,068   Comcast Corp., Class A..........................          409,760
       7,263 * Media One Group, Inc. ..........................          575,592
       6,109   U S WEST, Inc. .................................          379,140
       8,400 * Viacom, Inc., Class B...........................          417,900
                                                                  --------------
                                                                       2,589,241
                                                                  --------------
               BUILDING MATERIALS - 0.18%
         505   Armstrong World Industries, Inc. ...............           16,918
       4,584   Lowe's Companies, Inc. .........................          228,340
       5,334   Masco Corp. ....................................          134,684
       2,068   Sherwin-Williams Co. ...........................           44,333
       1,200   Vulcan Materials Co. ...........................           48,300
                                                                  --------------
                                                                         472,575
                                                                  --------------
               CHEMICAL - MAJOR - 0.67%
       2,619   Dow Chemical Co. ...............................          306,750
      12,530   E.I. du Pont de Nemours and Co. ................          744,752
       1,253   Hercules, Inc. .................................           29,759
       7,608   Monsanto Co. ...................................          320,962
       2,135   PPG Industries, Inc. ...........................          125,031
       2,622   Rohm and Haas Co. ..............................           96,031
       1,620   Union Carbide Corp. ............................           94,770
                                                                  --------------
                                                                       1,718,055
                                                                  --------------

--------------------------------------------------------------------------------

 November 30, 1999 (Unaudited)                                  61
                       ASSET ALLOCATION FUND - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               CHEMICAL - MISCELLANEOUS - 0.15%
       2,722   Air Products and Chemicals, Inc. ...............   $       88,125
         988   Eastman Chemical Co. ...........................           38,409
       1,606   Ecolab, Inc. ...................................           55,608
         400 * FMC Corp. ......................................           19,400
         731   Great Lakes Chemical Corp. .....................           24,260
         573   Millipore Corp. ................................           18,802
       1,886   Praxair, Inc. ..................................           84,162
       1,236   Sigma Aldrich Corp. ............................           35,381
         900 * W.R. Grace & Co. ...............................           12,263
                                                                  --------------
                                                                         376,410
                                                                  --------------
               COAL - 0.00%
         100   NACCO Industries, Inc., Class A.................            4,844
                                                                  --------------
               CONGLOMERATES - 0.57%
       6,660   Allied Signal, Inc. ............................          398,351
       1,100   ITT Industries, Inc. ...........................           38,363
       1,281   Loews Corp. ....................................           81,984
       1,856   Textron, Inc. ..................................          131,892
      20,180   Tyco International, Ltd. .......................          808,461
                                                                  --------------
                                                                       1,459,051
                                                                  --------------
               CONSUMER FINANCE - 0.14%
       2,400   Capital One Financial Corp. ....................          111,750
       9,661   MBNA Corp. .....................................          243,939
                                                                  --------------
                                                                         355,689
                                                                  --------------
               CONTAINERS - METAL/GLASS - 0.15%
         400   Ball Corp. .....................................           14,875
       2,992   Corning, Inc. ..................................          280,312
       1,493   Crown Cork & Seal Co., Inc. ....................           30,420
         700   Owens Corning...................................           11,025
       1,900 * Owens-Illinois, Inc. ...........................           45,481
                                                                  --------------
                                                                         382,113
                                                                  --------------
               CONTAINERS - PAPER - 0.05%
         600   Bemis Co., Inc. ................................           18,900
       2,051 * Pactiv Corp. ...................................           21,023
         982 * Sealed Air Corp. ...............................           46,154
         700 * Temple-Inland, Inc. ............................           40,075
                                                                  --------------
                                                                         126,152
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               COSMETICS/TOILETRIES - 0.28%
         699   Alberto-Culver Co., Class B.....................   $       18,392
       3,114   Avon Products, Inc. ............................          113,466
      13,092   Gillette Co. ...................................          526,134
       1,271   International Flavors &
               Fragrances, Inc. ...............................           46,789
                                                                  --------------
                                                                         704,781
                                                                  --------------
               DRUGS - 4.05%
         775   Allergan, Inc. .................................           76,241
       1,214 * ALZA Corp. .....................................           52,430
      15,756   American Home Products Corp. ...................          819,312
      12,304 * Amgen, Inc. ....................................          560,601
         692   Bausch & Lomb, Inc. ............................           37,930
      23,928   Bristol Myers Squibb Co. .......................        1,748,239
      13,160   Eli Lilly and Co. ..............................          944,230
      28,274   Merck & Co., Inc. ..............................        2,219,508
      46,726   Pfizer, Inc. ...................................        1,690,896
       6,111   Pharmacia & Upjohn, Inc. .......................          334,195
      17,708   Schering-Plough Corp. ..........................          905,322
      10,254   Warner-Lambert Co. .............................          919,655
       1,200 * Watson Pharmaceuticals, Inc. ...................           44,625
                                                                  --------------
                                                                      10,353,184
                                                                  --------------
               ELECTRICAL EQUIPMENT - 2.25%
       2,084 * Cabletron Systems, Inc. ........................           47,802
       5,188   Emerson Electric Co. ...........................          295,716
      39,502   General Electric Co. ...........................        5,135,259
       1,700   Molex, Inc. ....................................           86,063
         510   National Service Industries, Inc. ..............           15,077
       2,100 * Teradyne, Inc. .................................           91,481
         650   Thomas & Betts Corp. ...........................           26,650
       1,096   W. W. Grainger, Inc. ...........................           51,649
                                                                  --------------
                                                                       5,749,697
                                                                  --------------
               ELECTRONIC INSTRUMENTS - 0.02%
         550   Tektronix, Inc. ................................           18,700
       1,876 * Thermo Electron Corp. ..........................           28,140
                                                                  --------------
                                                                          46,840
                                                                  --------------
               ENTERTAINMENT - 0.84%
       7,400   Carnival Corp., Class A.........................          326,525
       1,539 * Harrah's Entertainment, Inc. ...................           42,515
       2,349   Hasbro, Inc. ...................................           50,650
       5,061   Mattel, Inc. ...................................           72,436

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               ENTERTAINMENT - Continued
      15,626   Time Warner, Inc. ..............................   $      963,928
      24,812   Walt Disney Co. ................................          691,634
                                                                  --------------
                                                                       2,147,688
                                                                  --------------
               FINANCE COMPANIES - 0.20%
       8,778   Associates First Capital Corp. .................          291,868
       5,776   Household International, Inc. ..................          228,513
                                                                  --------------
                                                                         520,381
                                                                  --------------
               FINANCIAL SERVICES - 0.38%
       5,421   American Express Co. ...........................          820,265
       1,400   Countrywide Credit Industries, Inc. ............           39,375
       1,159   H & R Block, Inc. ..............................           49,837
       1,500   T. Rowe Price Associates, Inc. .................           54,000
                                                                  --------------
                                                                         963,477
                                                                  --------------
               FOODS - 0.73%
       7,419   Archer-Daniels-Midland Co. .....................           92,274
       3,338   BestFoods.......................................          182,964
       5,250   Campbell Soup Co. ..............................          234,281
       5,882   ConAgra, Inc. ..................................          141,903
       3,668   General Mills, Inc. ............................          138,238
       4,334   H J Heinz Co. ..................................          181,486
       1,644   Hershey Foods Corp. ............................           80,762
       4,932   Kellogg Co. ....................................          167,071
       3,900   Nabisco Group Holdings Corp. ...................           45,094
       1,619   Quaker Oats Co. ................................          105,640
       3,900   Ralston-Ralston Purina Group....................          115,781
      10,892   Sara Lee Corp. .................................          264,131
       1,376   Wm. Wrigley Jr. Co. ............................          114,466
                                                                  --------------
                                                                       1,864,091
                                                                  --------------
               FOOTWEAR - 0.06%
       3,431   NIKE, Inc., Class B.............................          157,826
         700 * Reebok International, Ltd. .....................            6,300
                                                                  --------------
                                                                         164,126
                                                                  --------------
               FREIGHT - 0.07%
       3,608 * FDX Corp. ......................................          152,213
         763   Ryder System, Inc. .............................           17,215
                                                                  --------------
                                                                         169,428
                                                                  --------------
               FUNERAL SERVICES - 0.01%
       3,245   Service Corp. International.....................           24,540
                                                                  --------------

--------------------------------------------------------------------------------

 62                                  November 30, 1999 (Unaudited)
                       ASSET ALLOCATION FUND - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               GOLD MINING - 0.06%
       4,683   Barrick Gold Corp. .............................   $       84,294
       3,171   Homestake Mining Co. ...........................           26,161
       3,879   Placer Dome, Inc. ..............................           44,124
                                                                  --------------
                                                                         154,579
                                                                  --------------
               GOVERNMENT SPONSORED - 0.52%
      12,325   Federal National
               Mortgage Association............................          821,153
       8,380   Federal Home Loan
               Mortgage Corp. .................................          413,763
       1,900   SLM Holding Corp. ..............................           94,169
                                                                  --------------
                                                                       1,329,085
                                                                  --------------
               HARDWARE & TOOLS - 0.04%
       1,084   Black & Decker Corp. ...........................           48,645
         784   Snap-on, Inc. ..................................           23,716
       1,088   Stanley Works...................................           33,864
                                                                  --------------
                                                                         106,225
                                                                  --------------
               HEALTHCARE - 0.23%
       3,250   Cardinal Health, Inc. ..........................          170,016
       1,300 * HCR Manor Care, Inc. ...........................           26,081
       4,968 * HealthSouth Corp. ..............................           28,256
       2,069 * Humana, Inc. ...................................           14,483
       3,802   IMS Health, Inc. ...............................           89,585
       3,409   McKesson HBOC, Inc. ............................           79,685
       1,400 * Quintiles Transnational Corp. ..................           30,888
       2,105   United HealthCare Corp. ........................          109,327
         800 * Wellpoint Health Networks, Inc. ................           46,050
                                                                  --------------
                                                                         594,371
                                                                  --------------
               HEAVY DUTY TRUCKS/PARTS - 0.08%
         500   Cummins Engine Co., Inc. .......................           20,250
       1,953   Dana Corp. .....................................           54,196
         878   Eaton Corp. ....................................           67,990
         827 * Navistar International Corp. ...................           30,754
         988   PACCAR, Inc. ...................................           40,632
                                                                  --------------
                                                                         213,822
                                                                  --------------
               HOME BUILDERS - 0.02%
         732   Centex Corp. ...................................           17,385
         600   Kaufman & Broad Home Corp. .....................           13,275
         500   Pulte Corp. ....................................           10,031
                                                                  --------------
                                                                          40,691
                                                                  --------------

   NUMBER
  OF SHARES                                                       MARKET VALUE

-------------------------------------------------------------------------------
               HOSPITAL MANAGEMENT - 0.11%
       6,836   Columbia/HCA Healthcare Corp. .................   $      186,281
         300   Shared Medical Systems Corp. ..................           13,125
       3,781 * Tenet Healthcare Corp. ........................           84,364
                                                                 --------------
                                                                        283,770
                                                                 --------------
               HOSPITAL SUPPLIES - 1.37%
      18,348   Abbott Laboratories............................          697,224
       3,510   Baxter International, Inc. ....................          237,144
       2,994   Becton, Dickinson and Co. .....................           81,587
       1,400   Biomet, Inc. ..................................           44,363
       4,946 * Boston Scientific Corp. .......................          104,484
         619   C. R. Bard, Inc. ..............................           33,619
      16,248   Johnson & Johnson..............................        1,685,729
         822   Mallinckrodt, Inc. ............................           27,332
      14,164   Medtronic, Inc. ...............................          550,626
       1,047 * St Jude Medical, Inc. .........................           27,811
                                                                 --------------
                                                                      3,489,919
                                                                 --------------
               HOUSEHOLD PRODUCTS - 1.27%
       1,700 * Bed Bath & Beyond, Inc. .......................           53,125
       2,796   Clorox Co. ....................................          124,597
       7,032   Colgate-Palmolive Co. .........................          385,881
       4,843   Minnesota Mining & Manufacturing Co. (3M)......          462,809
       3,378   Newell Rubbermaid, Inc. .......................          110,841
      16,038   Procter & Gamble Co. ..........................        1,732,103
         700   Tupperware Corp. ..............................           12,469
       6,896   Unilever NV - ADR..............................          375,401
                                                                 --------------
                                                                      3,257,226
                                                                 --------------
               INFORMATION PROCESSING - 0.07%
         800 * Comverse Technology, Inc. .....................           96,700
       3,256 * Parametric Technology Corp. ...................           73,871
                                                                 --------------
                                                                        170,571
                                                                 --------------
               INFORMATION PROCESSING - BUSINESS SOFTWARE -
               2.79%
       2,900 * BMC Software, Inc. ............................          211,156
       1,000   Citrix Systems, Inc. ..........................           94,875
      61,528 * Microsoft Corp. ...............................        5,601,932
      17,380 * Oracle Corp. ..................................        1,178,581
       2,900 * Peoplesoft, Inc. ..............................           54,556
                                                                 --------------
                                                                      7,141,100
                                                                 --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               INFORMATION PROCESSING -
               COMPUTER HARDWARE
               SYSTEMS - 1.47%
       1,200 * Adaptec, Inc. ..................................   $       64,650
       1,928 * Apple Computer, Inc. ...........................          188,703
      20,472   Compaq Computer Corp. ..........................          500,272
      30,612 * Dell Computer Corp. ............................        1,316,315
       3,800 * Gateway, Inc. ..................................          290,225
       1,600 * Lexmark International Group, Inc. ..............          132,800
       2,299 * Silicon Graphics, Inc. .........................           21,697
       9,356 * Sun Microsystems, Inc. .........................        1,237,331
                                                                  --------------
                                                                       3,751,993
                                                                  --------------
               INFORMATION PROCESSING -
               COMPUTER SERVICES - 1.20%
      26,800 * America Online, Inc. ...........................        1,948,024
       7,458   Automatic Data Processing, Inc. ................          368,239
       1,764 * Ceridian Corp. .................................           38,147
       5,900   Electronic Data Systems Corp. ..................          379,444
       5,198   First Data Corp. ...............................          224,814
       3,000   Paychex, Inc. ..................................          119,813
                                                                  --------------
                                                                       3,078,481
                                                                  --------------
               INFORMATION PROCESSING -
               DATA SERVICES - 2.59%
       1,500   Adobe Systems, Inc. ............................          103,031
         735   Autodesk, Inc. .................................           21,545
       8,696 * Cendant Corp. ..................................          144,028
       6,433   Computer Associates
               International, Inc. ............................          418,145
       1,970 * Computer Sciences Corp. ........................          128,543
       4,300 * Compuware Corp. ................................          145,394
      12,162 * EMC Corp. ......................................        1,016,287
      12,165   Hewlett Packard Co. ............................        1,154,153
       1,565   Honeywell, Inc. ................................          175,182
      21,848   International Business Machines.................        2,251,709
         900 * Network Appliance, Inc. ........................          105,919
       4,084 * Novell, Inc . ..................................           79,893
       3,206   Pitney Bowes, Inc. .............................          153,688
       2,518 * Seagate Technology, Inc. .......................           93,166
       3,300 * Solectron Corp. ................................          271,838
       3,700 * Unisys Corp. ...................................          106,375
       7,966   Xerox Corp. ....................................          215,580
                                                                  --------------
                                                                       6,584,476
                                                                  --------------

--------------------------------------------------------------------------------

 November 30, 1999 (Unaudited)                                  63
                       ASSET ALLOCATION FUND - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               INFORMATION PROCESSING - NETWORKING - 1.49%
       4,344 * 3Com Corp. .....................................   $      172,946
      39,148 * Cisco Systems, Inc. ............................        3,491,511
       2,047 * General Instrument Corp. .......................          134,079
                                                                  --------------
                                                                       3,798,536
                                                                  --------------
               INSURANCE - CASUALTY - 0.12%
       2,084   Chubb Corp. ....................................          111,624
         900   Progressive Corp. ..............................           72,506
       1,553   SAFECO Corp. ...................................           36,787
       2,768   St. Paul Companies, Inc. .......................           83,559
                                                                  --------------
                                                                         304,476
                                                                  --------------
               INSURANCE - LIFE - 0.16%
       1,797   Aetna, Inc. ....................................           98,161
       3,907   Conseco, Inc. ..................................           79,117
       1,296   Jefferson-Pilot Corp. ..........................           87,966
       2,380   Lincoln National Corp. .........................           99,216
       1,570   Torchmark Corp. ................................           49,848
                                                                  --------------
                                                                         414,308
                                                                  --------------
               INSURANCE - MISCELLANEOUS - 0.05%
       1,244   MBIA, Inc. .....................................           62,200
       1,306   MGIC Investment Corp. ..........................           73,789
                                                                  --------------
                                                                         135,989
                                                                  --------------
               INSURANCE - MULTILINE - 1.24%
       3,200   AFLAC, Inc. ....................................          153,200
       9,592   Allstate Corp. .................................          251,191
      18,686   American International Group, Inc. .............        1,929,329
       3,128   Aon Corp. ......................................          111,631
       2,229   CIGNA Corp. ....................................          183,335
       2,000   Cincinnati Financial Corp. .....................           67,000
       2,706   Hartford Financial Services
               Group, Inc. ....................................          126,336
       3,226   Marsh & McLennan
               Companies, Inc. ................................          253,644
       2,874   UnumProvident Corp. ............................           93,585
                                                                  --------------
                                                                       3,169,251
                                                                  --------------
               LEISURE TIME - 0.02%
       1,143   Brunswick Corp. ................................           24,932
       2,400 * Mirage Resorts, Inc. ...........................           30,750
                                                                  --------------
                                                                          55,682
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               LODGING - 0.06%
       4,300   Hilton Hotels Corp. ............................   $       43,271
       2,988   Marriott International, Inc. ...................           97,297
                                                                  --------------
                                                                         140,568
                                                                  --------------
               MACHINE TOOLS - 0.00%
         444   Milacron, Inc. .................................            6,466
                                                                  --------------
               MACHINERY - AGRICULTURE - 0.05%
       2,770   Deere & Co. ....................................          118,937
                                                                  --------------
               MACHINERY - CONSTRUCTION & CONTRACTS - 0.09%
       4,240   Caterpillar, Inc. ..............................          196,630
         903   Fluor Corp. ....................................           37,982
         526   Foster Wheeler Corp. ...........................            5,359
                                                                  --------------
                                                                         239,971
                                                                  --------------
               MACHINERY -
               INDUSTRIAL/SPECIALTY - 0.26%
         300   Briggs & Stratton Corp. ........................           16,031
       1,107   Cooper Industries, Inc. ........................           47,532
       2,520   Dover Corp. ....................................          109,305
       3,660   Illinois Tool Works, Inc. ......................          236,985
       2,034   Ingersoll-Rand Co. .............................           98,522
         987   Johnson Controls, Inc. .........................           53,792
       1,495   Pall Corp. .....................................           35,039
       1,304   Parker Hannifin Corp. ..........................           61,370
         700   Timken Co. .....................................           13,388
                                                                  --------------
                                                                         671,964
                                                                  --------------
               MEDICAL TECHNOLOGY - 0.11%
       3,612 * Guidant Corp. ..................................          180,600
       1,212   PE Corp. - PE Biosystems Group..................           98,930
                                                                  --------------
                                                                         279,530
                                                                  --------------
               MERCHANDISE - DRUG - 0.22%
       4,678   CVS Corp. ......................................          185,658
         497   Longs Drug Stores Corp. ........................           12,487
       3,162   Rite Aid Corp. .................................           23,913
      12,108   Walgreen Co. ...................................          352,646
                                                                  --------------
                                                                         574,704
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               MERCHANDISE - SPECIALTY - 1.32%
         789   American Greetings Corp., Class A...............   $       18,591
       2,500 * Best Buy Co., Inc. .............................          156,250
       2,402   Circuit City Stores, Inc. ......................          116,497
       1,300 * Consolidated Stores Corp. ......................           20,475
       2,666 * Costco Wholesale Corp. .........................          244,439
       2,668   Dollar General Corp. ...........................           65,366
       1,957   Fortune Brands, Inc. ...........................           66,905
      10,380   Gap, Inc. ......................................          420,390
      17,912   Home Depot, Inc. ...............................        1,416,167
       1,806   Ikon Office Solutions, Inc. ....................           12,078
         391   Jostens, Inc. ..................................            7,185
       2,000 * Kohl's Corp. ...................................          144,375
       2,544   Limited, Inc. ..................................          107,961
       1,666   Nordstrom, Inc. ................................           46,336
       4,500 * Office Depot, Inc. .............................           50,063
       5,600 * Staples, Inc. ..................................          131,600
       2,364   Tandy Corp. ....................................          181,142
       3,856   TJX Companies, Inc. ............................          100,979
       3,033 * Toys "R' Us, Inc. ..............................           53,078
                                                                  --------------
                                                                       3,359,877
                                                                  --------------
               MERCHANDISING -
               DEPARTMENT - 0.26%
       5,352   Dayton Hudson Corp. ............................          377,651
       1,330   Dillards, Inc., Class A.........................           25,104
       2,516 * Federated Department Stores, Inc. ..............          118,409
       4,035   May Department Stores Co. ......................          135,677
                                                                  --------------
                                                                         656,841
                                                                  --------------
               MERCHANDISING - FOOD - 0.33%
       5,023   Albertsons, Inc. ...............................          160,437
         500   Great Atlantic & Pacific Tea Co., Inc. .........           12,719
       9,984 * Kroger Co. .....................................          212,784
       6,100 * Safeway, Inc. ..................................          224,937
       1,692   Supervalu, Inc. ................................           32,888
       4,014   SYSCO Corp. ....................................          152,783
       1,779   Winn-Dixie Stores, Inc. ........................           46,588
                                                                  --------------
                                                                         843,136
                                                                  --------------
               MERCHANDISING - MASS - 1.32%
       3,148   J.C. Penney Co., Inc. ..........................           70,240
       5,976 * KMart Corp. ....................................           59,387
       4,596   Sears, Roebuck and Co. .........................          157,126
      53,648   Wal-Mart Stores, Inc. ..........................        3,091,465
                                                                  --------------
                                                                       3,378,218
                                                                  --------------

--------------------------------------------------------------------------------

 64                                  November 30, 1999 (Unaudited)
                       ASSET ALLOCATION FUND - CONTINUED

   NUMBER
  OF SHARES                                                       MARKET VALUE

-------------------------------------------------------------------------------
               METALS - ALUMINUM - 0.17%
       2,743   Alcan Aluminium, Ltd. .........................   $       93,262
       4,380   Alcoa, Inc. ...................................          286,890
         742   Reynolds Metals Co. ...........................           46,421
                                                                 --------------
                                                                        426,573
                                                                 --------------
               METALS - COPPER - 0.04%
       1,973   Newmont Mining Corp. ..........................           46,735
         911   Phelps Dodge Corp. ............................           47,372
                                                                 --------------
                                                                         94,107
                                                                 --------------
               METALS - MISCELLANEOUS - 0.04%
       1,474   Engelhard Corp. ...............................           24,782
       1,953 * Freeport-McMoRan Copper & Gold, Inc., Class
               B .............................................           30,882
       2,307 * Inco, Ltd. ....................................           42,391
                                                                 --------------
                                                                         98,055
                                                                 --------------
               METALS - STEEL - 0.05%
       2,279   Allegheny Technologies, Inc. ..................           28,701
       1,595 * Bethlehem Steel Corp. .........................            9,969
       1,067   Nucor Corp. ...................................           53,817
       1,015   USX-US Steel Group, Inc. ......................           25,692
       1,100   Worthington Industries, Inc. ..................           17,600
                                                                 --------------
                                                                        135,779
                                                                 --------------
               MISCELLANEOUS - 0.07%
       3,900   BBT Corp. .....................................          125,288
       1,700   Equifax, Inc. .................................           42,075
           1 * Water Pik Technologies, Inc. ..................                7
                                                                 --------------
                                                                        167,370
                                                                 --------------
               MOBILE HOMES - 0.00%
         400   Fleetwood Enterprises, Inc. ...................            8,400
                                                                 --------------
               MULTIMEDIA - 0.01%
         602   Meredith Corp. ................................           22,763
                                                                 --------------
               NATURAL GAS - DIVERSIFIED - 0.08%
       2,562   Coastal Corp. .................................           90,311
         300   Eastern Enterprises............................           17,025
       2,741   El Paso Energy Corp. ..........................          105,529
                                                                 --------------
                                                                        212,865
                                                                 --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               OIL - INTEGRATED DOMESTIC - 0.49%
       1,064   Amerada Hess Corp. .............................   $       61,646
         862   Ashland Oil, Inc. ..............................           29,093
       3,908   Atlantic Richfield Co. .........................          376,633
       2,663   Burlington Resources, Inc. .....................           89,543
       7,529   Conoco, Inc., Class B...........................          197,166
       1,073   Kerr-McGee Corp. ...............................           61,429
       4,207   Occidental Petroleum Corp. .....................           92,291
       3,084   Phillips Petroleum Co. .........................          147,454
       2,960   Unocal Corp. ...................................           98,235
       3,711   USX-Marathon Group..............................           98,110
                                                                  --------------
                                                                       1,251,600
                                                                  --------------
               OIL -
               INTEGRATED INTERNATIONAL - 2.31%
       7,859   Chevron Corp. ..................................          696,013
      29,228   Exxon Mobil Corp. ..............................        2,318,146
       9,400   Mobil Corp. ....................................          980,538
      25,792   Royal Dutch Petroleum Co. ......................        1,495,935
       6,674   Texaco, Inc. ...................................          406,697
                                                                  --------------
                                                                       5,897,329
                                                                  --------------
               OIL - SERVICES - 0.28%
       3,920   Baker Hughes, Inc. .............................           98,980
       5,291   Halliburton Co. ................................          204,695
         681   McDermott International, Inc. ..................            5,831
       1,029 * Rowan Companies, Inc. ..........................           17,622
       6,602   Schlumberger, Ltd. .............................          396,533
                                                                  --------------
                                                                         723,661
                                                                  --------------
               OIL/GAS PRODUCERS - 0.07%
       1,500   Anadarko Petroleum Corp. .......................           45,188
       1,400   Apache Corp. ...................................           50,138
         600   Helmerich & Payne, Inc. ........................           13,575
       1,104   Sunoco, Inc. ...................................           28,221
       3,011   Union Pacific Resources
               Group, Inc. ....................................           39,331
                                                                  --------------
                                                                         176,453
                                                                  --------------
               PAPER/FOREST PRODUCTS - 0.53%
       1,363   Avery Dennison Corp. ...........................           80,928
         666   Boise Cascade Corp. ............................           23,060
       1,107   Champion International Corp. ...................           61,368
       2,638   Fort James Corp. ...............................           75,843
       2,066   Georgia-Pacific Corp. ..........................           82,253

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               PAPER/FOREST PRODUCTS - Continued
       5,015   International Paper Co. ........................   $      261,720
       6,434   Kimberly-Clark Corp. ...........................          410,972
       1,343   Louisiana Pacific Corp. ........................           16,452
       1,268   Mead Corp. .....................................           45,252
         315   Potlatch Corp. .................................           12,743
       1,221   Westvaco Corp. .................................           36,859
       2,844   Weyerhaeuser Co. ...............................          174,195
       1,378   Willamette Industries, Inc. ....................           57,015
                                                                  --------------
                                                                       1,338,660
                                                                  --------------
               PHOTOGRAPHY - 0.10%
       3,834   Eastman Kodak Co. ..............................          237,229
         546   Polaroid Corp. .................................           10,511
                                                                  --------------
                                                                         247,740
                                                                  --------------
               POLLUTION CONTROL - 0.06%
       2,300 * Allied Waste Industries, Inc. ..................           18,688
       4,000   Laidlaw, Inc. ..................................           24,500
       7,462   Waste Management, Inc. .........................          121,258
                                                                  --------------
                                                                         164,446
                                                                  --------------
               PUBLISHING - NEWS - 0.25%
       1,127   Dow Jones & Co., Inc. ..........................           68,324
       3,338   Gannett Co., Inc. ..............................          238,875
         996   Knight-Ridder, Inc. ............................           54,344
       2,058   New York Times Co., Class A.....................           79,104
         767   Times Mirror Co. ...............................           49,519
       2,902   Tribune Co. ....................................          139,477
                                                                  --------------
                                                                         629,643
                                                                  --------------
               PUBLISHING/PRINTING - 0.11%
         900   Deluxe Corp. ...................................           23,569
       1,986   Dun & Bradstreet Corp. .........................           53,622
         871   Harcourt General, Inc. .........................           28,852
       2,356   McGraw-Hill, Inc. ..............................          133,556
       1,496   R. R. Donnelley and Sons Co. ...................           35,904
                                                                  --------------
                                                                         275,503
                                                                  --------------
               RAILROAD - 0.22%
       5,599   Burlington Northern Santa Fe Corp. .............          162,371
       2,576   CSX Corp. ......................................           91,609
       1,300   Kansas City Southern Industies, Inc. ...........           77,431
       4,605   Norfolk Southern Corp. .........................           98,432
       2,946   Union Pacific Corp. ............................          138,646
                                                                  --------------
                                                                         568,489
                                                                  --------------

--------------------------------------------------------------------------------

 November 30, 1999 (Unaudited)                                  65
                       ASSET ALLOCATION FUND - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               RESTAURANTS - 0.34%
       1,557   Darden Restaurants, Inc. .......................   $       27,734
      16,322   McDonald's Corp. ...............................          734,490
       1,876 * Tricon Global Restaurants, Inc. ................           77,854
       1,500   Wendy's International, Inc. ....................           33,094
                                                                  --------------
                                                                         873,172
                                                                  --------------
               SAVINGS & LOAN - 0.10%
         625   Golden West Financial Corp. ....................           63,086
       6,958   Washington Mutual, Inc. ........................          201,782
                                                                  --------------
                                                                         264,868
                                                                  --------------
               SECURITIES RELATED - 0.74%
       1,444   Bear Stearns Co., Inc. .........................           58,923
       9,900   Charles Schwab Corp. ...........................          375,580
       3,000   Franklin Resources, Inc. .......................           94,313
       1,400   Lehman Brothers Holdings, Inc. .................          106,925
       4,430   Merrill Lynch & Co., Inc. ......................          357,169
       6,912   Morgan Stanley Dean Witter & Co. ...............          833,760
       1,800   Paine Webber Group, Inc. .......................           70,538
                                                                  --------------
                                                                       1,897,208
                                                                  --------------
               SEMICONDUCTOR EQUIPMENT - 0.21%
       4,566 * Applied Materials, Inc. ........................          444,900
       1,100 * KLA-Tencor Corp. ...............................           93,019
                                                                  --------------
                                                                         537,919
                                                                  --------------
               SEMICONDUCTORS - 2.21%
       1,757 * Advanced Micro Devices, Inc. ...................           49,635
       2,100 * Analog Devices, Inc. ...........................          120,619
      39,904   Intel Corp. ....................................        3,060,137
       1,810 * LSI Logic Corp. ................................          109,392
       3,044 * Micron Technology, Inc. ........................          204,329
       7,290   Motorola, Inc. .................................          832,883
       2,037 * National Semiconductor Corp. ...................           86,573
       2,317   Rockwell International Corp. ...................          114,981
       9,456   Texas Instruments, Inc. ........................          908,367
       1,900 * Xilinx, Inc. ...................................          170,050
                                                                  --------------
                                                                       5,656,966
                                                                  --------------
               TELECOMMUNICATIONS - 4.03%
       1,800 * ADC Communications, Inc. .......................           95,963
       3,684   ALLTEL Corp. ...................................          318,666
       1,024 * Andrew Corp. ...................................           14,272

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               TELECOMMUNICATIONS - Continued
      38,537   AT&T Corp. .....................................   $    2,153,254
       1,700   CenturyTel, Inc. ...............................           78,200
       9,269 * Global Crossing, Ltd. ..........................          404,360
      36,966   Lucent Technologies, Inc. ......................        2,700,827
      22,529 * MCI Worldcom, Inc. .............................        1,862,867
       4,400 * Nextel Communications, Inc., Class A............          436,150
      15,966   Nortel Networks Corp. ..........................        1,181,484
       1,900 * QUALCOMM, Inc. .................................          688,394
         881   Scientific-Atlanta, Inc. .......................           51,373
       4,708 * Tellabs, Inc. ..................................          305,432
           1   Vodafone Airtouch, Plc. - ADR...................               24
                                                                  --------------
                                                                      10,291,266
                                                                  --------------
               TEXTILE - PRODUCTS - 0.02%
         400   Russell Corp. ..................................            5,225
         200   Springs Industries, Inc., Class A...............            8,000
       1,400   V. F. Corp. ....................................           41,825
                                                                  --------------
                                                                          55,050
                                                                  --------------
               TOBACCO - 0.32%
      28,829   Philip Morris Companies, Inc. ..................          758,563
       2,127   UST, Inc. ......................................           56,631
                                                                  --------------
                                                                         815,194
                                                                  --------------
               UTILITIES - COMMUNICATION - 2.52%
      18,690   Bell Atlantic Corp. ............................        1,183,311
      22,754   BellSouth Corp. ................................        1,050,950
      11,787   GTE Corp. ......................................          860,451
      41,125   SBC Communications, Inc. .......................        2,135,909
      10,440   Sprint Corp. ...................................          724,275
       5,260 * Sprint Corp. (PCS Group)........................          482,605
                                                                  --------------
                                                                       6,437,501
                                                                  --------------
               UTILITIES - ELECTRIC - 0.98%
       2,500 * AES Corp. ......................................          144,844
       1,625   Ameren Corp. ...................................           56,266
       2,349   American Electric Power, Inc. ..................           73,700
       1,906   Carolina Power & Light Co. .....................           57,418
       2,592   Central & South West Corp. .....................           51,840
       1,918   Cinergy Corp. ..................................           48,549
       1,400   CMS Energy Corp. ...............................           46,550
       2,699   Consolidated Edison, Inc. ......................           93,116
       1,798   Constellation Energy Group, Inc. ...............           52,929
       2,308   Dominion Resources, Inc. .......................          104,726

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               UTILITIES - ELECTRIC - Continued
       1,793   DTE Energy Co. .................................   $       59,281
       4,404   Duke Energy Corp. ..............................          223,228
       4,217   Edison International, Inc. .....................          111,751
       2,927   Entergy Corp. ..................................           80,675
       2,826   FirstEnergy Corp. ..............................           65,881
       1,200   Florida Progress Corp. .........................           51,300
       2,170   FPL Group, Inc. ................................           94,938
       1,554   GPU, Inc. ......................................           49,728
       1,400   New Century Energies, Inc. .....................           44,013
       2,300 * Niagara Mohawk Holdings, Inc. ..................           34,500
       1,868   Northern States Power Co. ......................           38,177
       4,635   P G & E Corp. ..................................          103,708
       2,277   Peco Energy Co. ................................           74,999
       1,000   Pinnacle West Capital Corp. ....................           33,188
       1,946   PP&L Resources, Inc. ...........................           44,880
       2,681   Public Service Enterprise Group, Inc. ..........           93,835
       3,589   Reliant Energy, Inc. ...........................           89,052
       2,056   Scottish Power, Plc. - ADR......................           71,835
       8,208   Southern Co. ...................................          191,862
       3,294   Texas Utilities Co. ............................          117,966
       2,600   Unicom Corp. ...................................           83,038
                                                                  --------------
                                                                       2,487,773
                                                                  --------------
               UTILITIES -
               GAS, DISTRIBUTION - 0.03%
         590   NICOR, Inc. ....................................           20,466
       1,800   Tosco Corp. ....................................           48,713
                                                                  --------------
                                                                          69,179
                                                                  --------------
               UTILITIES - GAS, PIPELINE - 0.28%
       1,030   Columbia Energy Group...........................           64,633
       1,195   Consolidated Natural Gas Co. ...................           76,629
       8,594   Enron Corp. ....................................          327,109
         400   ONEOK, Inc. ....................................           10,775
         400   Peoples Energy Corp. ...........................           14,700
       2,934   Sempra Energy...................................           54,279
       5,226   Williams Companies, Inc. .......................          176,377
                                                                  --------------
                                                                         724,502
                                                                  --------------
               TOTAL COMMON STOCK
               (Cost $81,655,340)..............................      138,713,120
                                                                  --------------

--------------------------------------------------------------------------------

 66                                  November 30, 1999 (Unaudited)
                       ASSET ALLOCATION FUND - CONTINUED

     PAR
   VALUE                                                          MARKET VALUE
-------------------------------------------------------------------------------
                  CORPORATE BONDS - 7.73%
                  AEROSPACE/DEFENSE - 0.41%
 $   620,000      Lockheed Martin Corp.,
                  7.95% due 12/01/05..........................   $      616,150
     425,000      United Technologies Corp.,
                  6.63% due 11/15/04..........................          420,355
                                                                 --------------
                                                                      1,036,505
                                                                 --------------
                  BANKS - OTHER - 0.59%
   1,000,000      Capital One Bank,
                  6.40% due 05/08/03..........................          963,720
     600,000      First Union National Bank,
                  5.80% due 12/01/08..........................          537,246
                                                                 --------------
                                                                      1,500,966
                                                                 --------------
                  BANKS - REGIONAL - 0.32%
     445,000      First Union Corp.,
                  6.95% due 11/01/04..........................          440,243
     420,000      Wachovia Corp.,
                  5.63% due 12/15/08..........................          376,051
                                                                 --------------
                                                                        816,294
                                                                 --------------
                  BUILDING MATERIALS - 0.32%
     865,000      Owens Corning,
                  7.70% due 05/01/08..........................          808,005
                                                                 --------------
                  CHEMICAL - MAJOR - 0.16%
     425,000      Dow Chemical Co.,
                  7.38% due 11/01/29..........................          412,752
                                                                 --------------
                  CONGLOMERATES - 0.20%
     510,000(1)   Tyco International Group S.A.,
                  6.88% due 09/05/02..........................          502,554
                                                                 --------------
                  FINANCE COMPANIES - 0.20%
     510,000      Finova Capital Corp.,
                  7.25% due 11/08/04..........................          507,731
                                                                 --------------
                  FINANCIAL SERVICES - 0.59%
     430,000      Countrywide Home Loans, Inc.,
                  6.25% due 04/15/09..........................          393,596
     300,000      Doral Financial Corp.,
                  8.50% due 07/08/04..........................          298,602
     820,000      Transamerica Finance Corp.,
                  7.25% due 08/15/02..........................          820,795
                                                                 --------------
                                                                      1,512,993
                                                                 --------------

     PAR
   VALUE                                                          MARKET VALUE
-------------------------------------------------------------------------------
                  FOOD - 0.16%
 $   410,000      Fred Meyer, Inc.,
                  7.45% due 03/01/08..........................   $      403,169
                                                                 --------------
                  MACHINERY - AGRICULTURE - 0.16%
     425,000      Deere & Co.,
                  6.55% due 07/15/04..........................          417,197
                                                                 --------------
                  MERCHANDISE - DRUG - 0.22%
     925,000      Rite Aid Corp.,
                  6.00% due 12/15/05..........................          573,500
                                                                 --------------
                  MERCHANDISING - FOOD - 0.16%
     425,000      Safeway, Inc.,
                  7.50% due 09/15/09..........................          418,468
                                                                 --------------
                  NATURAL GAS - DIVERSIFIED - 0.13%
     320,000      PanEnergy Corp.,
                  7.38% due 09/15/03..........................          324,713
                                                                 --------------
                  OIL/GAS PRODUCERS - 0.26%
     700,000      Valero Energy Corp.,
                  7.38% due 03/15/06..........................          669,872
                                                                 --------------
                  SECURITIES RELATED - 0.15%
     425,000      Merrill Lynch & Co.,
                  6.00% due 02/17/09..........................          388,306
                                                                 --------------

                  TELECOMMUNICATIONS - 0.74%
     765,000      AT&T Corp.,
                  6.50% due 03/15/29..........................          667,103
     915,000      Bell Atlantic Pennsylvania, Inc.,
                  6.00% due 12/01/28..........................          739,659
     500,000      Northwestern Bell Telephone,
                  7.75% due 05/01/30..........................          486,140
      10,000(1)   US West Capital Funding, Inc.,
                  6.88% due 08/15/01..........................            9,931
                                                                 --------------
                                                                      1,902,833
                                                                 --------------
                  UTILITIES - ELECTRIC - 1.89%
   1,015,000      Arizona Public Service Co.,
                  5.88% due 02/15/04..........................          970,858
     850,000      Edison International, Inc.,
                  6.88% due 09/15/04..........................          835,983
     475,000      National Rural Utilities Cooperative Finance
                  Corp.,
                  5.70% due 01/15/10..........................          422,532

     PAR
   VALUE                                                          MARKET VALUE

-------------------------------------------------------------------------------
                  UTILITIES - ELECTRIC - Continued
 $ 1,000,000      Pennsylvania Electric Co.,
                  Series C,
                  6.63% due 04/01/19..........................   $      892,040
     665,000(1)   Potomac Capital Investment
                  Corp., MTND,
                  7.55% due 11/19/01..........................          669,145
   1,023,222      Texas Utilities Co.,
                  6.62% due 07/01/01..........................        1,024,054
                                                                 --------------
                                                                      4,814,612
                                                                 --------------
                  UTILITIES - GAS, PIPELINE - 1.07%
     425,000      Duke Capital Corp.,
                  7.50% due 10/01/09..........................          426,275
   1,000,000      Enron Corp.,
                  6.75% due 09/01/04..........................          978,019
   1,000,000      Peco Energy Transition Trust,
                  6.13% due 03/01/09..........................          935,309
     420,000      Williams Companies, Inc.,
                  7.63% due 07/15/19..........................          406,342
                                                                 --------------
                                                                      2,745,945
                                                                 --------------
                  TOTAL CORPORATE BONDS
                  (Cost $20,710,211)..........................       19,756,415
                                                                 --------------
                  UNITED STATES GOVERNMENT -
                  LONG TERM - 7.20%
                  FEDERAL AGENCIES - 0.26%
                  Government National Mortgage Association:
     440,139       6.50% due 01/15/29.........................          418,683
     252,926       6.50% due 04/15/29.........................          240,596
                                                                 --------------
                                                                        659,279
                                                                 --------------
                  GOVERNMENT SPONSORED - 6.61%
                  Federal Home Loan Mortgage Corp.:
     274,301       8.50% due 11/01/26.........................          282,527
     137,718       8.00% due 07/01/25.........................          139,956
     179,296       8.00% due 08/01/25.........................          182,209
       5,348       8.00% due 06/01/27.........................            5,430
     246,315       8.00% due 09/01/27.........................          250,086

--------------------------------------------------------------------------------

 November 30, 1999 (Unaudited)                                  67
                       ASSET ALLOCATION FUND - CONTINUED

     PAR
   VALUE                                                           MARKET VALUE

--------------------------------------------------------------------------------
             GOVERNMENT SPONSORED - Continued
             Federal Home Loan Mortgage Corp.:
 $   759,402  7.50% due 09/01/25...............................   $      759,636
     500,050  7.50% due 11/01/29...............................          499,425
     607,879  7.00% due 03/01/12...............................          605,788
   1,000,099  6.50% due 07/01/14...............................          977,907
     499,739  6.50% due 06/01/29...............................          476,936
     820,000  6.25% due 07/15/04...............................          809,496
     686,401  6.00% due 05/01/14...............................          657,655
     269,673  6.00% due 05/01/29...............................          250,289
             Federal National Mortgage Association:
     394,286  8.50% due 12/01/25...............................          406,233
      24,690  7.50% due 09/01/25...............................           24,706
     394,953  7.50% due 10/01/25...............................          394,704
     392,837  7.50% due 04/01/26...............................          392,590
     122,017  7.50% due 10/01/26...............................          121,940
     334,573  7.50% due 09/01/27...............................          333,841
     217,537  7.50% due 11/01/27...............................          217,061
     604,421  7.00% due 04/01/28...............................          590,628
      99,430  7.00% due 09/01/28...............................           97,161
     925,000  6.65% due 11/07/07...............................          898,841
     790,000  6.50% due 08/15/04...............................          787,282
      98,456  6.50% due 09/01/28...............................           93,903
     456,737  6.50% due 07/01/29...............................          435,613
     925,539  6.50% due 08/01/29...............................          882,733
     456,380  6.50% due 10/01/29...............................          435,273
      63,000  6.50% due 11/01/29...............................           60,086
     885,000  6.37% due 01/30/08...............................          847,529
   1,000,000  6.28% due 02/12/08...............................          953,280
   3,266,453  6.00% due 01/01/29...............................        3,028,589
                                                                  --------------
                                                                      16,899,333
                                                                  --------------
             UNITED STATES BONDS & NOTES - 0.33%
     200,000 United States Treasury Bonds,
             5.25% due 02/15/29................................          169,781
             United States Treasury Notes:
     425,000  6.00% due 08/15/09...............................          419,620
     255,000  3.88% due 01/15/09...............................          249,622
                                                                  --------------
                                                                         839,023
                                                                  --------------

     PAR
   VALUE                                                          MARKET VALUE

-------------------------------------------------------------------------------
                  TOTAL UNITED STATES GOVERNMENT -
                  LONG TERM
                  (Cost $18,891,387)..........................   $   18,397,635
                                                                 --------------
                  FOREIGN CORPORATE BONDS - 2.35%
                  BANKS - OTHER - 0.33%
 $   850,000      Asian Development Bank,
                  6.50% due 10/21/02..........................          846,583
                                                                 --------------
                  FINANCE COMPANIES - 0.26%
     665,000      Newcourt Credit Group, Inc.,
                  6.88% due 02/16/05..........................          653,422
                                                                 --------------
                  INSURANCE - MULTILINE - 0.62%
                  Fairfax Financial Holdings, Ltd.:
     740,000       8.25% due 10/01/15.........................          908,182
   1,000,000       7.38% due 03/15/06.........................          666,096
                                                                 --------------
                                                                      1,574,278
                                                                 --------------
                  PUBLISHING - NEWS - 0.31%
     820,000      United News & Media, Plc.,
                  7.75% due 07/01/09..........................          784,068
                                                                 --------------
                  TELECOMMUNICATIONS - 0.70%
     255,000(1)   AT&T Canada, Inc.,
                  7.65% due 09/15/06..........................          256,936
     770,000(1)   Cable & Wire Optus, Ltd.,
                  8.13% due 06/15/09..........................          777,530
     985,000      MetroNet Communications Corp., zero coupon
                  due 06/15/08................................          774,821
                                                                 --------------
                                                                      1,809,287
                                                                 --------------
                  UTILITIES - ELECTRIC - 0.13%
     425,000(1)   Israel Electric Corp.,
                  8.10% due 12/15/96..........................          344,667
                                                                 --------------
                  TOTAL FOREIGN CORPORATE BONDS
                  (Cost $6,177,090)...........................        6,012,305
                                                                 --------------

     PAR
   VALUE                                                           MARKET VALUE

--------------------------------------------------------------------------------
             FOREIGN GOVERNMENT BONDS - LONG TERM - 0.08%
             CANADA - 0.08%
 $   210,000 Quebec-Province,
             7.50% due 09/15/29................................   $      209,368
                                                                  --------------
             TOTAL FOREIGN GOVERNMENT BONDS -
             LONG TERM
             (Cost $209,053)...................................          209,368
                                                                  --------------
             CORPORATE SHORT TERM COMMERCIAL PAPER - 27.71%
             FINANCE COMPANIES - 2.54%
   6,500,000 GTE Funding Corp.,
             5.70% due 12/02/99................................        6,498,971
                                                                  --------------
             FINANCIAL SERVICES - 0.47%
   1,201,000 Textron Financial Corp.,
             5.62% due 12/09/99................................        1,199,499
                                                                  --------------
             HARDWARE & TOOLS - 3.91%
  10,000,000 Snap-on, Inc.,
             5.48% due 12/13/99................................        9,981,700
                                                                  --------------
             HEALTHCARE - 3.49%
   8,922,000 Cardinal Health, Inc.,
             5.70% due 12/01/99................................        8,922,000
                                                                  --------------
             INSURANCE - MULTILINE - 3.91%
  10,000,000 Aon Corp.,
             5.55% due 12/13/99................................        9,981,460
                                                                  --------------
             MACHINERY -
             INDUSTRIAL/SPECIALTY - 1.46%
   3,748,000 Cooper Industries, Inc.,
             5.74% due 12/01/99................................        3,748,000
                                                                  --------------
             MISCELLANEOUS - 3.13%
   8,000,000 CVS Corp.,
             5.70% due 12/09/99................................        7,989,865
                                                                  --------------
             NATURAL GAS - DIVERSIFIED - 1.56%
   4,000,000 Wisconsin Gas Co.,
             5.57% due 12/10/99................................        3,994,429
                                                                  --------------

--------------------------------------------------------------------------------

 68                                  November 30, 1999 (Unaudited)
                       ASSET ALLOCATION FUND - CONTINUED

     PAR
   VALUE                                                           MARKET VALUE

--------------------------------------------------------------------------------
             SECURITIES RELATED - 3.72%
 $ 9,500,000 Merrill Lynch & Co.,
             5.65% due 12/03/99................................   $    9,497,017
                                                                  --------------
             UTILITIES - ELECTRIC - 3.52%
   9,000,000 OGE Energy Corp.,
             5.60% due 12/02/99................................        8,998,598
                                                                  --------------
             TOTAL CORPORATE SHORT TERM COMMERCIAL PAPER
             (Cost $70,811,539)................................       70,811,539
                                                                  --------------
             UNITED STATES GOVERNMENT - SHORT TERM - 0.28%
             U. S. TREASURY BILLS - 0.28%
             United States Treasury Bills:
     625,000  4.83% due 12/30/99...............................          622,561
     100,000  4.25% due 12/09/99...............................           99,905
                                                                  --------------
                                                                         722,466
                                                                  --------------
             TOTAL UNITED STATES GOVERNMENT - SHORT TERM
             (Cost $722,466)...................................          722,466
                                                                  --------------
             TOTAL INVESTMENTS
             (Cost $199,177,086) - 99.63%......................   $  254,622,848
                                                                  --------------
             *Non-income producing

----

(1) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 1999, the aggregate value of these securities was $2,560,763, representing 1.00% of net assets.


SEE NOTES TO FINANCIAL STATEMENTS.

                                                 UNREALIZED
CONTRACTS                                       APPRECIATION

------------------------------------------------------------
             FUTURES CONTRACTS PURCHASED(1)
             (Delivery month/Value at 11/30/99)
    23(2)    S&P 500 Index Futures
             (December/$1,391.50)..............  $ 106,425
                                                 ---------

(1) U.S. Treasury Bills with a market value of approximately $431,250 were maintained in a segregated account with a portion placed as collateral for futures contracts.
(2)  Per 250.

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
ASSETS:
Investments, at market (Cost $199,177,086)...................... $254,622,848
Receivables for:
 Investments sold...............................................    1,354,339
 Dividends and interest.........................................      798,549
Other assets....................................................       19,069
                                                                 ------------
TOTAL ASSETS....................................................  256,794,805
                                                                 ------------
LIABILITIES:
Payable for:
 Investments purchased..........................................      708,330
 Capital stock reacquired.......................................      232,928
Payable to affiliates:
 Advisory fees..................................................      105,274
 Accounting services............................................        6,959
Accrued expenses and other liabilities..........................      173,868
                                                                 ------------
TOTAL LIABILITIES...............................................    1,227,359
                                                                 ------------
NET ASSETS...................................................... $255,567,446
                                                                 ------------
-----------------------------------------------------------------------------

NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
1,000,000,000 shares authorized,
17,174,453 shares outstanding................................... $    171,744
Additional paid in capital......................................  184,546,779
Undistributed net realized gain on securities...................   15,239,890
Undistributed net investment income.............................       56,846
Unrealized appreciation of:
 Investments........................................ $55,445,762
 Futures............................................     106,425   55,552,187
                                                     ----------- ------------
NET ASSETS APPLICABLE
TO SHARES OUTSTANDING........................................... $255,567,446
                                                                 ------------

--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
For the Six Months Ended November 30, 1999

INVESTMENT INCOME:
Dividends........................................................  $   926,603
Interest.........................................................    3,315,181
                                                                   -----------
 Total investment income.........................................    4,241,784
                                                                   -----------
EXPENSES:
Advisory fees....................................................      632,038
Custodian fees...................................................        6,333
Registration and filing fees.....................................        7,854
Audit fees and tax services......................................        2,310
Accounting services..............................................       37,922
Directors' fees and expenses.....................................        1,794
Report to shareholders...........................................       19,899
Miscellaneous....................................................        3,631
                                                                   -----------
 Total expenses..................................................      711,781
                                                                   -----------
NET INVESTMENT INCOME............................................    3,530,003
                                                                   -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES:
Net realized gain on securities:
 Investments........................................ $ 11,039,504
 Futures contracts..................................          695   11,040,199
                                                     ------------
Net unrealized appreciation (depreciation) of
securities during the period:
 Investments........................................   (3,409,412)
 Futures contracts..................................      106,425   (3,302,987)
                                                     ------------  -----------
  Net realized and unrealized gain during the period.............    7,737,212
                                                                   -----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.................  $11,267,215
                                                                   -----------

SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENT OF CHANGES IN NET ASSETS

                                               For the Six    For the Fiscal
                                              Months Ended      Year Ended
                                            November 30, 1999  May 31, 1999
                                            ------------------------------
                                                                (audited)
OPERATIONS:
Net investment income.....................    $  3,530,003     $  6,215,127
Net realized gain on securities...........      11,040,199        4,442,130
Net unrealized appreciation (depreciation)
of securities
during the period.........................      (3,302,987)      14,745,732
                                            ------------------------------
  Increase in net assets resulting from
  operations..............................      11,267,215       25,402,989
                                            ------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.....................      (3,516,930)      (6,223,150)
Net realized gain on securities...........               -      (12,942,384)
                                            ------------------------------
Decrease in net assets resulting from
distributions to shareholders.............      (3,516,930)     (19,165,534)
                                            ------------------------------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold..........       7,574,855       29,740,452
Proceeds from capital stock issued
for distributions reinvested..............       3,516,930       19,165,534
                                            ------------------------------
                                                11,091,785       48,905,986
Cost of capital stock repurchased.........     (11,747,821)      (6,769,056)
                                            ------------------------------
Increase (decrease) in net assets
resulting
from capital stock transactions...........        (656,036)      42,136,930
                                            ------------------------------
TOTAL INCREASE IN NET ASSETS..............       7,094,249       48,374,385

NET ASSETS:
Beginning of year.........................     248,473,197      200,098,812
                                            ------------------------------
End of period (including undistributed net
investment income of $56,846 and
$43,773)..................................    $255,567,446     $248,473,197
                                            -------------------------------

CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold..............         519,880        2,076,208
Shares issued for distributions
reinvested................................         241,042        1,352,667
Shares of capital stock repurchased.......        (808,686)        (476,138)
                                            ------------------------------
Increase (decrease) in shares
outstanding...............................         (47,764)       2,952,737
Shares outstanding:
 Beginning of year........................      17,222,217       14,269,480
                                            ------------------------------
 End of period............................      17,174,453       17,222,217
                                            ------------------------------

--------------------------------------------------------------------------------

 70                                  November 30, 1999 (Unaudited)
                           CAPITAL CONSERVATION FUND

    PAR                                                                MARKET
   VALUE                                                                VALUE

--------------------------------------------------------------------------------
            SCHEDULE OF INVESTMENTS
            CORPORATE BONDS - 90.90%
            AIRLINES - 5.12%
 $1,500,000 Delta Air Lines, Inc.,
            9.75% due 05/15/21....................................   $ 1,648,680
  1,482,915 U.S. Airways, Inc. Pass-Thru,
            6.85% due 01/30/18....................................     1,297,017
                                                                     -----------
                                                                       2,945,697
                                                                     -----------
            AUTO - CARS - 2.54%
  1,500,000 Hertz Corp.,
            6.00% due 01/15/03....................................     1,459,170
                                                                     -----------
            BANKS - OTHER - 5.75%
  1,000,000 Bank of America Corp.,
            7.20% due 04/15/06....................................     1,000,230
  1,500,000 Santander Finance Issuances,
            7.25% due 11/01/15....................................     1,405,455
  1,000,000 Toronto Dominion Bank,
            6.13% due 11/01/08....................................       900,480
                                                                     -----------
                                                                       3,306,165
                                                                     -----------
            BANKS - REGIONAL - 6.75%
  1,500,000 Bank Boston Capital Trust I,
            8.25% due 12/15/26....................................     1,444,530
  1,500,000 Barnett Capital Trust I,
            8.06% due 12/01/26....................................     1,437,555
  1,000,000 SouthTrust Corp.,
            7.63% due 05/01/04....................................     1,000,490
                                                                     -----------
                                                                       3,882,575
                                                                     -----------
            BUILDING MATERIALS - 3.24%
  2,000,000 CSR America, Inc.,
            6.88% due 07/21/05....................................     1,859,720
                                                                     -----------
            DRUGS - 3.32%
  2,000,000 Akzo Nobel, Inc.,
            6.00% due 11/15/03....................................     1,907,800
                                                                     -----------
            FINANCE COMPANIES - 8.90%
  1,000,000 C.I.T. Group Holdings, Inc.,
            8.38% due 11/01/01....................................     1,026,770
  2,000,000 Capital One Bank,
            8.13% due 03/01/00....................................     2,006,520
  2,000,000 Finova Capital Corp.,
            9.13% due 02/27/02....................................     2,081,360
                                                                     -----------
                                                                       5,114,650
                                                                     -----------

    PAR                                                               MARKET
   VALUE                                                               VALUE

-------------------------------------------------------------------------------
            FINANCIAL SERVICES - 5.93%
 $2,000,000 Bear Stearns Co., Inc.,
            6.15% due 03/02/04...................................   $ 1,914,420
  1,500,000 Doral Financial Corp.,
            8.50% due 07/08/04...................................     1,493,008
                                                                    -----------
                                                                      3,407,428
                                                                    -----------
            HEALTHCARE - 2.07%
  1,500,000 Columbia Healthcare Corp.,
            7.50% due 12/15/23...................................     1,192,500
                                                                    -----------
            HEAVY DUTY TRUCKS/PARTS - 2.31%
  1,500,000 Dana Corp.,
            7.00% due 03/15/28...................................     1,327,500
                                                                    -----------
            INFORMATION PROCESSING -
            DATA SERVICES - 3.44%
  2,000,000 Comdisco, Inc.,
            6.13% due 08/01/01...................................     1,976,260
                                                                    -----------
            MERCHANDISE - DRUG - 0.81%
    500,000 Mallinckrodt, Inc.,
            6.00% due 10/15/03...................................       466,910
                                                                    -----------
            MERCHANDISING - DEPARTMENT - 7.98%
  2,000,000 Associated Dry Goods Corp.,
            8.85% due 03/01/06...................................     2,151,220
  2,500,000 Federated Department Stores, Inc.,
            6.79% due 07/15/27...................................     2,444,225
                                                                    -----------
                                                                      4,595,445
                                                                    -----------
            MERCHANDISING - MASS - 2.50%
  1,500,000 ShopKo Stores, Inc.,
            6.50% due 08/15/03...................................     1,434,855
                                                                    -----------
            METALS - STEEL - 3.42%
  2,000,000 Pohang Iron & Steel Co., Ltd. - ADR, 7.50% due
            08/01/02.............................................     1,965,700
                                                                    -----------
            OIL/GAS PRODUCERS - 1.83%
  1,000,000 Tosco Corp.,
            9.63% due 03/15/02...................................     1,050,000
                                                                    -----------
            PAPER/FOREST PRODUCTS - 3.93%
  2,000,000 Georgia-Pacific Corp.,
            9.50% due 12/01/11...................................     2,256,880
                                                                    -----------

    PAR                                                               MARKET
   VALUE                                                               VALUE

-------------------------------------------------------------------------------
            PUBLISHING - NEWS - 3.48%
 $2,000,000 News America Holdings, Inc.,
            8.25% due 08/10/18...................................   $ 1,998,860
                                                                    -----------
            TELECOMMUNICATIONS - 7.00%
  2,000,000 360 Communications Co.,
            7.13% due 03/01/03...................................     2,000,200
  2,000,000 Airtouch Communications, Inc.,
            7.50% due 07/15/06...................................     2,021,400
                                                                    -----------
                                                                      4,021,600
                                                                    -----------
            UTILITIES - COMMUNICATION - 4.03%
  2,500,000 CenturyTel, Inc.,
            7.20% due 12/01/25...................................     2,313,675
                                                                    -----------
            UTILITIES - GAS, PIPELINE - 6.55%
  2,000,000 Columbia Energy Group,
            7.62% due 11/28/25...................................     1,741,520
  2,000,000 Enron Corp.,
            7.63% due 09/10/04...................................     2,025,440
                                                                    -----------
                                                                      3,766,960
                                                                    -----------
            TOTAL CORPORATE BONDS
            (Cost $54,892,678)...................................    52,250,350
                                                                    -----------
            UNITED STATES GOVERNMENT -
            LONG TERM - 5.80%
            FEDERAL AGENCIES - 1.09%
    490,475 Federal Home Loan Bank,
            5.75% due 12/15/16...................................       488,479
            Government National Mortgage Association:
     21,800  9.50% due 05/15/18..................................        23,192
      2,396  9.50% due 06/15/18..................................         2,550
     90,538  9.50% due 07/15/18..................................        96,315
     15,071  9.50% due 08/15/18..................................        16,033
      1,469  9.50% due 10/15/18..................................         1,562
                                                                    -----------
                                                                        628,131
                                                                    -----------
            GOVERNMENT SPONSORED - 4.71%
    682,931 Federal Home Loan Mortgage Corp., 6.50% due
            06/01/12.............................................       668,631
            Federal National Mortgage Association:
    459,347  7.50% due 07/01/26..................................       458,915
  1,060,836  7.00% due 05/01/11..................................     1,056,124
    522,762  7.00% due 06/01/11..................................       520,310
                                                                    -----------
                                                                      2,703,980
                                                                    -----------

--------------------------------------------------------------------------------

 November 30, 1999 (Unaudited)                                  71
                     CAPITAL CONSERVATION FUND - CONTINUED

    PAR                                                                MARKET
   VALUE                                                                VALUE

--------------------------------------------------------------------------------
            TOTAL UNITED STATES GOVERNMENT - LONG TERM
            (Cost $3,317,931).....................................   $ 3,332,111
                                                                     -----------
            FOREIGN BONDS - 1.74%
            TELECOMMUNICATIONS - 1.74%
 $1,000,000 Cable & Wireless
            Communication, Plc.,
            6.75% due 12/01/08....................................     1,001,730
                                                                     -----------
            TOTAL FOREIGN BONDS
            (Cost $974,425).......................................     1,001,730
                                                                     -----------
            TOTAL INVESTMENTS
            (Cost $59,185,034) - 98.44%...........................   $56,584,191
                                                                     -----------



SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
ASSETS:
Investments, at market (Cost $59,185,034).......................... $56,584,191
Receivable for dividends and interest..............................   1,196,016
Other assets.......................................................      50,022
                                                                    -----------
TOTAL ASSETS.......................................................  57,830,229
                                                                    -----------

LIABILITIES:
Payable for capital stock reacquired...............................     301,957
Payable to affiliates:
 Advisory fees.....................................................      24,045
 Accounting services...............................................       1,818
Accrued expenses and other liabilities.............................      22,357
                                                                    -----------
TOTAL LIABILITIES..................................................     350,177
                                                                    -----------
NET ASSETS......................................................... $57,480,052
                                                                    -----------

--------------------------------------------------------------------------------

NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
1,000,000,000 shares authorized,
6,327,547 shares outstanding....................................... $    63,274
Additional paid in capital.........................................  60,637,538
Accumulated net realized loss on securities........................    (642,587)
Undistributed net investment income................................      22,670
Unrealized depreciation of securities..............................  (2,600,843)
                                                                    -----------
NET ASSETS APPLICABLE
TO SHARES OUTSTANDING.............................................. $57,480,052
                                                                    -----------

--------------------------------------------------------------------------------

 72
               CAPITAL CONSERVATION FUND (Unaudited) - CONTINUED
STATEMENT OF OPERATIONS
For the Six Months Ended November 30, 1999

INVESTMENT INCOME:
Interest........................................................... $ 2,185,686
                                                                    -----------
EXPENSES:
Advisory fees......................................................     151,951
Registration and filing fees.......................................         132
Audit fees and tax services........................................         648
Accounting services................................................       9,117
Report to shareholders.............................................      14,196
Miscellaneous......................................................       1,518
                                                                    -----------
 Total expenses....................................................     177,562
                                                                    -----------
NET INVESTMENT INCOME..............................................   2,008,124
                                                                    -----------


REALIZED AND UNREALIZED LOSS ON SECURITIES:
Net realized loss on securities....................................     (25,401)
Net unrealized depreciation of securities during the period........  (2,004,184)
                                                                    -----------
  Net realized and unrealized loss on securities during the
   period..........................................................  (2,029,585)
                                                                    -----------
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS................... $   (21,461)
                                                                    -----------


SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENT OF CHANGES IN NET ASSETS

                                                 For the Six    For the Fiscal
                                                Months Ended      Year Ended
                                              November 30, 1999  May 31, 1999
                                              ------------------------------
                                                                  (audited)
OPERATIONS:
Net investment income........................    $ 2,008,124     $  4,074,661
Net realized loss on securities..............        (25,401)        (100,001)
Net unrealized depreciation of securities
 during the period...........................     (2,004,184)      (1,841,039)
                                              ------------------------------
 Increase (decrease) in net assets resulting
  from operations............................        (21,461)       2,133,621
                                              ------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income........................     (2,018,773)      (4,075,946)
Net realized gain on securities..............              -                -
                                              ------------------------------
Decrease in net assets resulting from
 distributions to shareholders...............     (2,018,773)      (4,075,946)
                                              ------------------------------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold.............      2,165,517       10,972,502
Proceeds from capital stock issued for
 distributions reinvested....................      2,018,773        4,075,946
                                              ------------------------------
                                                   4,184,290       15,048,448
Cost of capital stock repurchased............     (7,794,509)     (13,629,170)
                                              ------------------------------
 Increase (decrease) in net assets resulting
  from capital stock transactions............     (3,610,219)       1,419,278
                                              ------------------------------
TOTAL DECREASE IN NET ASSETS.................     (5,650,453)        (523,047)

NET ASSETS:
Beginning of year............................     63,130,505       63,653,552
                                              ------------------------------
End of period (including undistributed net
 investment income of $22,670 and $33,319)...    $57,480,052     $ 63,150,505
                                              ------------------------------
CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold.................        234,574        1,136,484
Shares issued for distributions reinvested...        220,476          424,316
Shares of capital stock repurchased..........       (847,718)      (1,417,596)
                                              ------------------------------
 Increase (decrease) in shares outstanding...       (392,668)         143,204
Shares outstanding:
 Beginning of year...........................      6,720,215        6,577,011
                                              ------------------------------
 End of period...............................      6,327,547        6,720,215
                                              ------------------------------

--------------------------------------------------------------------------------

 November 30, 1999 (Unaudited)                                  73
                           GOVERNMENT SECURITIES FUND

    PAR                                                                MARKET
   VALUE                                                                VALUE

--------------------------------------------------------------------------------
            SCHEDULE OF INVESTMENTS
            UNITED STATES GOVERNMENT -
            LONG TERM - 98.26%
            FEDERAL AGENCIES - 22.57%
            Federal Home Loan Bank:
 $1,155,000  7.26% due 09/06/01...................................   $ 1,173,041
    500,000  7.00% due 09/24/04...................................       496,875
  1,000,000  6.61% due 06/09/04...................................       983,440
  2,000,000  6.38% due 12/20/00...................................     2,005,000
  5,000,000  6.12% due 08/26/08...................................     4,664,850
  3,000,000  6.11% due 06/19/03...................................     2,924,520
  3,000,000  5.91% due 03/27/08...................................     2,816,250
  1,145,000  5.81% due 01/21/05...................................     1,098,307
  3,000,000  5.70% due 12/19/00...................................     2,986,860
  2,000,000  5.63% due 03/19/01...................................     1,985,620
            Federal Home Loan Bank (Pools/REMICS),
    175,000  5.50% due 02/25/19...................................       171,992
                                                                     -----------
                                                                      21,306,755
                                                                     -----------
            GOVERNMENT SPONSORED - 46.12%
            Federal Farm Credit:
  1,150,000  7.10% due 11/02/02...................................     1,169,769
  1,500,000  6.92% due 05/13/02...................................     1,516,170
            Federal Home Loan Mortgage Corp.:
  1,500,000  7.09% due 06/01/05...................................     1,477,965
  3,500,000  6.71% due 11/09/05...................................     3,407,565
  3,857,357  6.50% due 02/01/29...................................     3,681,346
  1,500,000  6.37% due 01/23/06...................................     1,442,115
  1,000,000  6.25% due 10/15/02...................................       995,780
            Federal National Mortgage Association:
  1,000,000  9.05% due 04/10/00...................................     1,009,530
  2,000,000  7.27% due 08/24/05...................................     1,977,820
  3,000,000  7.00% due 08/27/12...................................     2,863,110
  2,000,000  6.85% due 09/12/05...................................     1,956,560
  4,000,000  6.25% due 12/13/02...................................     3,945,000
  1,475,000  6.15% due 07/02/08...................................     1,379,818
  3,000,000  6.06% due 05/07/03...................................     2,930,160
  1,000,000  5.81% due 03/02/04...................................       967,190
  2,500,000  5.50% due 09/29/03...................................     2,408,600
  1,000,000  5.42% due 02/02/04...................................       956,250
    112,000  5.13% due 02/13/04...................................       106,085

SEE NOTES TO FINANCIAL STATEMENTS.

    PAR                                                                MARKET
   VALUE                                                                VALUE

--------------------------------------------------------------------------------
            GOVERNMENT SPONSORED - Continued
            Tennessee Valley Authority:
 $2,500,000  6.75% due 11/01/25...................................   $ 2,369,700
  2,000,000  6.38% due 06/15/05...................................     1,971,880
  3,000,000  6.00% due 03/15/13...................................     2,752,980
  2,500,000  5.38% due 11/13/08...................................     2,259,375
                                                                     -----------
                                                                      43,544,768
                                                                     -----------
            UNITED STATES BONDS, NOTES
            & STRIPS - 29.57%
            United States Treasury Bonds:
  1,800,000  9.00% due 11/15/18...................................     2,257,596
  4,000,000  8.75% due 08/15/20...................................     4,953,760
  3,500,000  8.50% due 02/15/20...................................     4,227,335
  3,500,000  7.25% due 08/15/22...................................     3,776,185
  2,000,000  6.75% due 08/15/26...................................     2,056,880
  1,000,000  6.13% due 11/15/27...................................       952,190
            United States Treasury Notes:
  3,000,000  5.75% due 08/15/03...................................     2,963,430
  4,500,000  5.50% due 12/31/00...................................     4,479,615
  1,500,000  5.50% due 01/31/03...................................     1,474,920
  1,500,000 United States Treasury Strips,
            zero coupon due 11/15/09..............................       778,665
                                                                     -----------
                                                                      27,920,576
                                                                     -----------
            TOTAL UNITED STATES GOVERNMENT - LONG TERM
            (Cost $95,333,869)....................................    92,772,099
                                                                     -----------
            TOTAL INVESTMENTS
            (Cost $95,333,869) - 98.26%...........................   $92,772,099
                                                                     -----------



---------------------

STATEMENT OF ASSETS AND LIABILITIES
ASSETS:
Investments, at market (Cost $95,333,869).......................... $92,772,099
Receivables for:
 Investments sold..................................................     509,399
 Dividends and interest............................................   1,573,252
Other assets.......................................................      20,176
                                                                    -----------
TOTAL ASSETS.......................................................  94,874,926
                                                                    -----------

LIABILITIES:
Payable for capital stock reacquired...............................     102,104
Payable to affiliates:
 Advisory fees.....................................................      39,274
 Accounting services...............................................       2,837
Accrued expenses and other liabilities.............................     320,293
                                                                    -----------
TOTAL LIABILITIES..................................................     464,508
                                                                    -----------
NET ASSETS......................................................... $94,410,418
                                                                    -----------

--------------------------------------------------------------------------------

NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
1,000,000,000 shares authorized,
9,805,329 shares outstanding....................................... $    98,054
Additional paid in capital.........................................  98,328,998
Accumulated net realized loss on securities........................  (1,484,809)
Undistributed net investment income................................      29,945
Unrealized depreciation of securities..............................  (2,561,770)
                                                                    -----------
NET ASSETS APPLICABLE
TO SHARES OUTSTANDING.............................................. $94,410,418
                                                                    -----------

--------------------------------------------------------------------------------

 74
               GOVERNMENT SECURITIES FUND (Unaudited) - CONTINUED
STATEMENT OF OPERATIONS
For the Six Months Ended November 30, 1999

INVESTMENT INCOME:
Interest........................................................... $ 2,996,193
                                                                    -----------
EXPENSES:
Advisory fees......................................................     250,394
Custodian fees.....................................................       1,998
Registration and filing fees.......................................         378
Audit fees and tax services........................................       1,365
Accounting services................................................      15,024
Directors' fees and expenses.......................................       1,212
Report to shareholders.............................................      16,530
Miscellaneous......................................................       1,743
                                                                    -----------
 Total expenses....................................................     288,644
                                                                    -----------
NET INVESTMENT INCOME..............................................   2,707,549
                                                                    -----------


REALIZED AND UNREALIZED LOSS ON SECURITIES:
Net realized loss on securities:
 Investments.......................................... $ (303,890)
 Futures contracts....................................     (8,428)    (312,318)
                                                       ----------
Net unrealized depreciation of securities during the
 period..........................................................   (2,426,456)
                                                                   -----------
  Net realized and unrealized loss on securities
   during the period.............................................   (2,738,774)
                                                                   -----------
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS.................  $   (31,225)
                                                                   -----------

SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENT OF CHANGES IN NET ASSETS

                                                 For the Six    For the Fiscal
                                                Months Ended      Year Ended
                                              November 30, 1999  May 31, 1999
                                              ------------------------------
                                                                  (audited)
OPERATIONS:
Net investment income........................   $  2,707,549     $  5,822,015
Net realized gain (loss) on securities.......       (312,318)         561,716
Net unrealized depreciation of securities
 during the period...........................     (2,426,456)      (3,151,203)
                                              ------------------------------
 Increase (decrease) in net assets resulting
  from operations............................        (31,225)       3,232,528
                                              ------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income........................     (2,731,505)      (5,815,587)
Net realized gain on securities..............              -                -
                                              ------------------------------
Decrease in net assets resulting from
 distributions to shareholders...............     (2,731,505)      (5,815,587)
                                              ------------------------------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold.............      8,389,537       65,762,148
Proceeds from capital stock issued for
 distributions reinvested....................      2,731,505        5,815,587
                                              ------------------------------
                                                  11,121,042       71,577,735
Cost of capital stock repurchased............    (21,372,769)     (53,690,018)
                                              ------------------------------
 Increase (decrease) in net assets resulting
  from capital stock transactions............    (10,251,727)      17,887,717
                                              ------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS......    (13,014,457)      15,304,658

NET ASSETS:
Beginning of year............................    107,424,875       92,120,217
                                              ------------------------------
End of period (including undistributed net
 investment income of $29,945 and $53,901)...   $ 94,410,418     $107,424,875
                                              ------------------------------
CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold.................        857,619        6,399,271
Shares issued for distributions reinvested...        282,016          569,433
Shares of capital stock repurchased..........     (2,187,257)      (5,245,250)
                                              ------------------------------
 Increase (decrease) in shares outstanding...     (1,047,622)       1,723,454
Shares outstanding:
 Beginning of year...........................     10,852,951        9,129,497
                                              ------------------------------
 End of period...............................      9,805,329       10,852,951
                                              ------------------------------

--------------------------------------------------------------------------------

 November 30, 1999 (Unaudited)                                  75
                       INTERNATIONAL GOVERNMENT BOND FUND

       PAR
      VALUE                                                        MARKET VALUE

--------------------------------------------------------------------------------
                 SCHEDULE OF INVESTMENTS
                 GOVERNMENT BONDS - 85.52%
                 AUSTRALIA - 0.86%
                 Commonwealth:
 A$      500,000  7.50% due 07/15/05...........................   $      333,542
 A$      500,000  7.50% due 09/15/09...........................          337,186
 A$    1,000,000 New South Wales Tsy,
                 5.50% due 10/01/02............................          620,269
                                                                  --------------
                                                                       1,290,997
                                                                  --------------
                 AUSTRIA - 4.38%
                 Republic of Austria:
 DM    1,000,000  7.25% due 05/03/07...........................          572,962
 As      145,346  7.13% due 07/12/04...........................          159,362
 As      145,346  7.00% due 05/16/05...........................          159,655
 As      145,346  6.50% due 11/17/05...........................          156,359
 As      436,038  6.25% due 05/31/06...........................          464,244
 As      218,019  5.63% due 07/15/07...........................          224,103
 (Euro)1,822,285  5.50% due 01/18/04...........................        1,878,644
 (Yen)     100MM  4.75% due 12/20/04...........................        1,155,705
 (Yen)      50MM  4.50% due 09/28/05...........................          578,786
 As      218,019  4.38% due 02/28/02...........................          219,555
 (Euro)1,000,000  4.30% due 07/15/03...........................          996,866
                                                                  --------------
                                                                       6,566,241
                                                                  --------------
                 BELGIUM - 3.42%
                 Kingdom of Belgium:
 Bf      247,893  8.75% due 06/25/02...........................          275,620
 Bf      247,893  8.00% due 12/24/12...........................          302,000
 Bf      247,893  8.00% due 03/28/15...........................          304,173
 Bf      619,733  7.75% due 10/15/04...........................          699,855
 Bf      495,786  7.50% due 07/29/08...........................          569,326
 Bf      371,840  7.00% due 05/15/06...........................          411,407
 Bf      495,786  6.50% due 03/31/05...........................          533,553
 Bf      495,787  6.25% due 03/28/07...........................          527,658
 Bf      500,000  5.50% due 03/28/28...........................          465,480
 Bf      495,787  5.00% due 03/28/01...........................          506,824
 (Euro)  600,000  3.75% due 03/28/09...........................          530,520
                                                                  --------------
                                                                       5,126,416
                                                                  --------------
                 CANADA - 3.91%
                 Government of Canada:
 C$      550,000  9.50% due 06/01/10...........................          467,689
 C$      500,000  9.00% due 12/01/04...........................          380,455
 C$      500,000  9.00% due 06/01/25...........................          457,220
 C$    1,000,000  8.75% due 12/01/05...........................          766,189
 C$    1,000,000  8.50% due 04/01/02...........................          714,710

      PAR                                                              MARKET
     VALUE                                                              VALUE

--------------------------------------------------------------------------------
               CANADA - Continued
               Government of Canada:
 C$  1,000,000  8.00% due 06/01/23................................   $   826,255
 C$  1,000,000  7.25% due 06/01/03................................       702,813
 C$  1,000,000  7.00% due 12/01/06................................       711,952
 C$    500,000  6.50% due 06/01/04................................       344,282
 C$    750,000  5.50% due 06/01/09................................       486,651
                                                                     -----------
                                                                       5,858,216
                                                                     -----------
               DENMARK - 1.92%
               Kingdom of Denmark:
 DK  2,500,000  8.00% due 05/15/03................................       370,412
 DK  3,000,000  8.00% due 03/15/06................................       462,373
 DK  5,500,000  7.00% due 12/15/04................................       802,242
 DK  1,250,000  7.00% due 11/10/24................................       189,100
 DK  5,000,000  6.00% due 11/15/02................................       698,564
 DK  2,500,000  6.00% due 11/15/09................................       349,282
                                                                     -----------
                                                                       2,871,973
                                                                     -----------
               FINLAND - 2.18%
               Republic of Finland:
 FIM   504,562  9.50% due 03/15/04................................       598,167
 FIM   504,563  7.25% due 04/18/06................................       566,566
 Ff  5,000,000  7.00% due 06/15/04................................       829,604
 (Yen)   100MM  6.00% due 01/29/02................................     1,100,201
 (Euro)168,187  6.00% due 04/25/08................................       176,728
                                                                     -----------
                                                                       3,271,266
                                                                     -----------
               FRANCE - 3.62%
               Government of France:
 Ff    533,571  8.50% due 11/25/02................................       596,854
 Ff    228,673  8.50% due 12/26/12................................       296,468
 Ff  1,067,143  6.75% due 10/25/03................................     1,156,607
 Ff    304,898  6.50% due 10/25/06................................       335,682
 Ff  1,295,816  6.00% due 10/25/25................................     1,322,834
 Ff    304,898  5.50% due 04/25/04................................       316,755
 Ff    609,796  5.50% due 04/25/07................................       628,040
 (Euro)457,347  5.50% due 04/25/29................................       439,229
 (Euro)304,898  5.25% due 04/25/08................................       308,367
                                                                     -----------
                                                                       5,400,836
                                                                     -----------
               GERMANY - 8.97%
               Federal Republic of Germany:
 DM  1,022,583  7.50% due 09/09/04................................     1,145,615
 DM  1,585,004  7.13% due 12/20/02................................     1,715,167

       PAR                                                             MARKET
      VALUE                                                             VALUE

--------------------------------------------------------------------------------
                 GERMANY - Continued
                 Federal Republic of Germany:
 DM    1,533,875  6.50% due 07/15/03..............................   $ 1,640,363
 DM    1,533,875  6.50% due 10/14/05..............................     1,667,568
 DM      511,291  6.25% due 04/26/06..............................       549,981
 DM    1,022,583  6.25% due 01/04/24..............................     1,078,426
 DM      511,291  6.00% due 01/05/06..............................       542,150
 DM    1,533,875  6.00% due 01/04/07..............................     1,626,296
 DM    1,022,583  6.00% due 06/20/16..............................     1,093,883
 (Euro)  511,291  4.75% due 07/04/28..............................       439,511
 DM    1,917,344  4.50% due 08/19/02..............................     1,942,153
                                                                     -----------
                                                                      13,441,113
                                                                     -----------
                 IRELAND - 0.47%
                 Republic of Ireland:
 11b     126,973  8.25% due 08/18/15..............................       157,067
 11b     126,973  8.00% due 08/18/06..............................       146,511
 11b     190,460  6.50% due 10/18/01..............................       199,940
 11b     190,460  6.25% due 10/18/04..............................       201,341
                                                                     -----------
                                                                         704,859
                                                                     -----------
                 ITALY - 8.79%
                 Republic of Italy:
 Lit     516,456  12.00% due 06/01/01.............................       577,501
 Lit     516,456  12.00% due 01/01/02.............................       597,850
 Lit     258,228  10.50% due 04/01/05.............................       325,572
 Lit     258,228  10.50% due 09/01/05.............................       329,398
 Lit   1,755,950  10.00% due 08/01/03.............................     2,077,107
 Lit     258,228  9.50% due 01/01/05..............................       312,275
 Lit     258,228  9.50% due 02/01/06..............................       318,755
 Lit   1,032,912  9.00% due 11/01/23..............................     1,436,465
 Lit     516,456  8.50% due 04/01/04..............................       593,843
 Lit     774,684  8.50% due 08/01/04..............................       895,136
 Lit     516,456  7.75% due 09/15/01..............................       552,675
 Lit     774,684  6.75% due 02/01/07..............................       858,756
 Lit     258,228  6.25% due 03/01/02..............................       270,925
 Lit   1,032,912  5.75% due 09/15/02..............................     1,075,371
 Lit     750,000  5.25% due 11/01/29..............................       688,545
 (Euro)  500,000  5.00% due 02/15/03..............................       509,720
 (Euro)1,032,912  5.00% due 05/01/08..............................     1,023,742
 (Euro)  758,228  4.50% due 05/01/09..............................       721,696
                                                                     -----------
                                                                      13,165,332
                                                                     -----------

--------------------------------------------------------------------------------

 76                                  November 30, 1999 (Unaudited)
                 INTERNATIONAL GOVERNMENT BOND FUND - CONTINUED

      PAR
     VALUE                                                         MARKET VALUE

--------------------------------------------------------------------------------
               JAPAN - 27.83%
               Government of Japan:
 (Yen)   250MM  6.60% due 06/20/01.............................   $    2,687,017
 (Yen)   105MM  6.00% due 12/20/01.............................        1,149,549
 (Yen)   365MM  5.50% due 03/20/02.............................        4,000,245
 (Yen)   120MM  5.00% due 12/20/02.............................        1,335,083
 (Yen)   100MM  5.00% due 09/21/09.............................        1,254,551
 (Yen)   100MM  5.00% due 03/20/15.............................        1,316,853
 (Yen)   200MM  4.80% due 12/20/02.............................        2,202,269
 (Yen)   127MM  4.50% due 06/20/03.............................        1,412,140
 (Yen)    75MM  4.50% due 12/20/04.............................          859,477
 (Yen)   150MM  4.40% due 09/22/03.............................        1,672,170
 (Yen)   200MM  4.20% due 09/21/15.............................        2,441,063
 (Yen)   150MM  4.10% due 06/21/04.............................        1,676,634
 (Yen)   100MM  3.90% due 06/21/04.............................        1,101,429
 (Yen)   100MM  3.80% due 09/20/16.............................        1,171,649
 (Yen)   250MM  3.50% due 03/21/16.............................        2,823,616
 (Yen)   100MM  3.30% due 06/20/06.............................        1,090,427
 (Yen)   200MM  3.20% due 03/20/06.............................        2,169,655
 (Yen)   250MM  3.00% due 09/20/05.............................        2,676,458
 (Yen)   150MM  2.90% due 12/20/05.............................        1,594,676
 (Yen)   100MM  2.70% due 03/20/07.............................        1,058,195
 (Yen)   150MM  2.00% due 12/20/07.............................        1,501,400
 (Yen)   200MM  1.40% due 11/20/03.............................        2,004,637
 (Yen)   250MM  1.10% due 10/22/01.............................        2,487,377
                                                                  --------------
                                                                      41,686,570
                                                                  --------------
               NETHERLANDS - 3.72%
               Government of the Netherlands:
 NG    226,890  8.25% due 02/15/07.............................          270,262
 NG    680,670  7.75% due 03/01/05.............................          775,118
 NG    226,890  7.50% due 04/15/10.............................          266,833
 NG    340,335  7.50% due 01/15/23.............................          412,424
 NG    907,560  6.50% due 04/15/03.............................          968,554
 NG    680,670  6.00% due 01/15/06.............................          721,957
 NG    907,560  5.75% due 01/15/04.............................          950,262
 NG    226,890  5.75% due 02/15/07.............................          237,337
 (Euro)500,000  3.75% due 07/15/09.............................          446,685
 (Euro)517,803  3.00% due 02/15/02.............................          508,509
                                                                  --------------
                                                                       5,557,941
                                                                  --------------

       PAR
      VALUE                                                        MARKET VALUE

--------------------------------------------------------------------------------
                 PORTUGAL - 2.03%
                 Republic of Portugal:
 Ff      457,347  6.63% due 05/13/08...........................   $      494,513
 (Euro)  374,098  5.38% due 06/23/08...........................          376,055
 (Euro)  374,098  4.81% due 04/23/03...........................          382,426
 (Euro)2,000,000  3.95% due 07/15/09...........................        1,789,562
                                                                  --------------
                                                                       3,042,556
                                                                  --------------
                 SPAIN - 4.29%
                 Government of Spain:
 Pst     300,506  10.00% due 02/28/05..........................          370,564
 Ff    2,000,000  6.50% due 06/20/01...........................          317,769
 Pst   1,416,705  6.00% due 01/31/08...........................        1,467,088
 (Euro)  601,012  6.00% due 01/31/29...........................          602,732
 Pst     405,382  5.25% due 01/31/03...........................          416,735
 (Euro)  559,782  5.15% due 07/30/09...........................          556,222
 (Euro)  977,606  5.00% due 01/31/01...........................          998,383
 (Euro)  989,385  4.50% due 07/30/04...........................          984,190
 (Euro)  750,000  3.00% due 01/31/03...........................          719,155
                                                                  --------------
                                                                       6,432,838
                                                                  --------------
                 SWEDEN - 1.83%
                 Kingdom of Sweden:
 SK    3,000,000  9.00% due 04/20/09...........................          436,601
 C$      500,000  6.75% due 12/31/01...........................          343,565
 SK    5,000,000  6.75% due 05/05/14...........................          635,343
 SK    2,000,000  6.50% due 10/25/06...........................          247,678
 SK    3,000,000  6.00% due 02/09/05...........................          362,729
 SK    6,000,000  5.50% due 04/12/02...........................          714,267
                                                                  --------------
                                                                       2,740,183
                                                                  --------------
                 SWITZERLAND - 0.64%
                 Government of Switzerland:
 Chf     500,000  4.50% due 07/08/02...........................          327,065
 Chf     500,000  4.50% due 04/08/06...........................          336,971
 Chf     500,000  4.00% due 04/08/28...........................          297,189
                                                                  --------------
                                                                         961,225
                                                                  --------------
                 UNITED KINGDOM - 5.35%
                 Government of United Kingdom:
 (Pounds)400,000  9.00% due 10/13/08...........................          787,438
 (Pounds)250,000  9.00% due 07/12/11...........................          529,703
 (Pounds)500,000  8.50% due 12/07/05...........................          896,193
 (Pounds)500,000  8.00% due 12/07/15...........................        1,076,947
 (Pounds)500,000  8.00% due 06/07/21...........................        1,173,024

        PAR
       VALUE                                                       MARKET VALUE

--------------------------------------------------------------------------------
                   UNITED KINGDOM - Continued
                   Government of United Kingdom:
 (Pounds)1,000,000  7.50% due 12/07/06.........................   $    1,749,331
 (Pounds)1,084,250  5.75% due 12/07/09.........................        1,799,888
                                                                  --------------
                                                                       8,012,524
                                                                  --------------
                   UNITED STATES - 1.31%
                   Federal National Mortgage Association:
 (Pounds)  750,000  6.88% due 06/07/02.........................        1,198,260
 (Pounds)  500,000  5.50% due 12/07/03.........................          761,542
                                                                  --------------
                                                                       1,959,802
                                                                  --------------
                   TOTAL GOVERNMENT BONDS
                   (Cost $130,961,590).........................      128,090,888
                                                                  --------------
                   SUPRANATIONAL - 5.77%
 Ff      1,600,000 Eurofima,
                   9.25% due 12/18/03..........................          283,725
                   European Investment Bank:
 Lit       1,100MM  10.50% due 02/07/02........................          642,900
 (Pounds)  250,000  9.00% due 05/14/02.........................          417,041
 Ff      2,000,000  6.13% due 10/08/04.........................          321,211
 (Yen)       100MM  4.63% due 02/26/03.........................        1,108,699
 (Yen) 100,000,000  3.00% due 09/20/06.........................        1,079,081
                   International Bank for
                   Reconstruction & Development:
 Lit         150MM  10.80% due 11/13/01........................           87,718
 Lit         200MM  9.45% due 08/11/03.........................          119,779
 (Pounds)  400,000  9.25% due 07/20/07.........................          741,959
 (Yen)       250MM  5.25% due 03/20/02.........................        2,733,558
 (Yen)       100MM  4.50% due 03/20/03.........................        1,108,601
                                                                  --------------
                   TOTAL SUPRANATIONAL
                   (Cost $8,294,725)...........................        8,644,272
                                                                  --------------
                   CORPORATE BONDS - 6.67%
                   FRANCE - 3.63%
                   Credit Local de France:
 Lit       1,000MM  9.00% due 06/14/01.........................          556,137
 Ff      5,000,000  8.88% due 06/10/02.........................          844,699
 Ff      8,000,000  6.25% due 09/27/05.........................        1,282,445
 Ff      4,000,000  6.00% due 11/15/01.........................          631,974
 Ff     10,000,000 Elf Aquitaine SA,
                   7.13% due 08/11/03..........................        1,641,925

--------------------------------------------------------------------------------

 November 30, 1999 (Unaudited)                                  77
                 INTERNATIONAL GOVERNMENT BOND FUND - CONTINUED

        PAR
       VALUE                                                        MARKET VALUE

--------------------------------------------------------------------------------
                    FRANCE - Continued
 Ff       3,000,000 Toyota Motor Credit,
                    6.25% due 04/11/02...........................   $    476,446
                                                                    ------------
                                                                       5,433,626
                                                                    ------------
                    GERMANY - 0.63%
 (Euro)   1,000,000 Kreditanst Fur Wie,
                    3.50% due 07/15/04...........................        950,056
                                                                    ------------
                    UNITED KINGDOM - 1.03%
 (Pounds) 1,000,000 European Investment Bank,
                    6.00% due 11/26/04...........................      1,545,056
                                                                    ------------
                    UNITED STATES - 1.38%
 DM       4,000,000 General Electric Capital Corp.,
                     4.50% due 12/28/01..........................      2,064,541
                                                                    ------------
                    TOTAL CORPORATE BONDS
                    (Cost $11,454,773)...........................      9,993,279
                                                                    ------------
                    TOTAL INVESTMENTS
                    (Cost $150,711,088) - 97.96%.................   $146,728,439
                                                                    ------------



SEE NOTES TO FINANCIAL STATEMENTS.

-----------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
ASSETS:
Investments, at market (Cost $150,711,088)..................... $146,728,439
Receivable for dividends and interest..........................    3,454,710
Other assets...................................................      299,900
                                                                ------------
TOTAL ASSETS...................................................  150,483,049
                                                                ------------

LIABILITIES:
Payable to affiliates-advisory fees............................       62,450
Accrued expenses and other liabilities.........................      629,370
                                                                ------------
TOTAL LIABILITIES..............................................      691,820
                                                                ------------
NET ASSETS..................................................... $149,791,229
                                                                ------------
-----------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share, 1,000,000,000 shares authorized,
12,974,068 shares outstanding.................................. $    129,741
Additional paid in capital.....................................  153,409,370
Accumulated net realized loss on securities....................   (1,496,565)
Undistributed net investment income............................    1,851,951
Unrealized depreciation of:
 Investments..................................... $ (3,982,649)
 Foreign currency translation....................     (120,619)   (4,103,268)
                                                  ------------- ------------
NET ASSETS APPLICABLE
TO SHARES OUTSTANDING.......................................... $149,791,229
                                                                ------------

--------------------------------------------------------------------------------

 78        INTERNATIONAL GOVERNMENT BOND FUND (Unaudited) - CONTINUED

STATEMENT OF OPERATIONS
For the Six Months Ended November 30, 1999

INVESTMENT INCOME:
Interest (net of foreign withholding taxes of $71,327).........  $3,480,355
                                                                 ----------
EXPENSES:
Advisory fees..................................................     386,352
Custodian fees.................................................       4,040
Audit fees and tax services....................................       1,744
Accounting services............................................      23,245
Directors' fees and expenses...................................       1,422
Report to shareholders.........................................      18,359
Miscellaneous..................................................      11,088
                                                                 ----------
 Total expenses................................................     446,250
                                                                 ----------
NET INVESTMENT INCOME..........................................   3,034,105
                                                                 ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES
 AND FOREIGN CURRENCIES:
Net realized gain (loss) on securities:
 Investments....................................... $(1,725,454)
 Foreign currency transaction......................      15,562
 Futures...........................................      27,411  (1,682,481)
                                                    -----------
Net unrealized appreciation (depreciation) of
 securities during the period:
 Investments.......................................     182,567
 Foreign currency translation......................    (162,424)     20,143
                                                    -----------  ----------
  Net realized and unrealized loss on securities
   and foreign currencies during the period....................  (1,662,338)
                                                                 ----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...............  $1,371,767
                                                                 ----------


SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS

                                                                   For the
                                                 For the  Six    Fiscal Year
                                                 Months Ended       Ended
                                               November 30, 1999 May 31, 1999
                                               ------------------------------
                                                                  (audited)
OPERATIONS:
Net investment income.........................   $  3,034,105    $  6,875,709
Net realized gain (loss) on securities and
 foreign currency transactions................     (1,682,481)        399,978
Net unrealized appreciation of securities and
 translation of foreign currencies during the
 period.......................................         20,143       2,241,457
                                               ------------------------------
 Increase in net assets resulting from
  operations..................................      1,371,767       9,517,144
                                               ------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.........................     (2,099,997)     (6,419,995)
Net realized gain on securities...............              -        (872,765)
                                               ------------------------------
 Decrease in net assets resulting from
  distributions to shareholders...............     (2,099,997)     (7,292,760)
                                               ------------------------------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold..............     55,257,156      85,397,013
Proceeds from capital stock issued for
 distributions reinvested.....................      2,099,997       7,292,760
                                               ------------------------------
                                                   57,357,153      92,689,773
Cost of capital stock repurchased.............    (65,346,956)    (92,187,778)
                                               ------------------------------
 Increase (decrease) in net assets resulting
  from capital stock transactions.............     (7,989,803)        501,995
                                               ------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.......     (8,718,033)      2,726,379
NET ASSETS:
Beginning of year.............................    158,509,262     155,782,883
                                               ------------------------------
End of period (including undistributed net
 investment income of $1,851,951 and
 $917,843)....................................   $149,791,229    $158,509,262
                                               ------------------------------
CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold..................      4,802,000       6,993,303
Shares issued for distributions reinvested....        181,847         596,194
Shares of capital stock repurchased...........     (5,656,396)     (7,588,479)
                                               ------------------------------
 Increase (decrease) in shares outstanding....       (672,549)          1,018
Shares outstanding:
 Beginning of year............................     13,646,617      13,645,599
                                               ------------------------------
 End of period................................     12,974,068      13,646,617
                                               ------------------------------

--------------------------------------------------------------------------------

 November 30, 1999 (Unaudited) MONEY MARKET FUND                79

     PAR
    VALUE                                                          MARKET VALUE

--------------------------------------------------------------------------------
             SCHEDULE OF INVESTMENTS
             CORPORATE SHORT TERM COMMERCIAL PAPER - 100.66%
             AUTO - CARS - 2.15%
 $10,000,000 Hertz Corp.,
             5.68% due 01/12/00................................   $    9,933,575
                                                                  --------------
             BANKS - OTHER - 3.63%
  17,000,000 Bank of America Corp.,
             5.00% due 01/24/00................................       16,767,653
                                                                  --------------
             BANKS - REGIONAL - 3.20%
             Bank One:
   5,000,000 6.50% due 01/14/00................................        5,007,987
   8,000,000 5.84% due 05/22/00................................        7,775,074
   2,000,000 NationsBank Corp.,
             5.38% due 04/15/00................................        2,000,909
                                                                  --------------
                                                                      14,783,970
                                                                  --------------
             BEVERAGE - SOFT DRINKS - 1.08%
   5,000,000 Coca Cola Co.,
             5.25% due 12/03/99................................        4,998,534
                                                                  --------------
             CHEMICAL - MAJOR - 2.83%
  10,704,000 E.I. du Pont de Nemours and Co.,
             5.65% due 02/25/00................................       10,537,556
   2,535,000 PPG Industries, Inc.,
             5.87% due 01/28/00................................        2,511,022
                                                                  --------------
                                                                      13,048,578
                                                                  --------------
             CHEMICAL - MISCELLANEOUS - 0.43%
   2,000,000 Dow Chemical Co.,
             5.41% due 03/15/00................................        1,999,787
                                                                  --------------
             CONGLOMERATES - 1.33%
   6,200,000 Fortune Brands, Inc.,
             5.90% due 02/18/00................................        6,136,766
                                                                  --------------
             CONSUMER FINANCE - 9.20%
             Associates Corp. of North America:
   3,344,000 5.68% due 01/10/00................................        3,322,581
  14,500,000 5.62% due 01/10/00................................       14,361,692
   2,000,000 Commercial Credit Co.,
             6.00% due 04/15/00................................        2,005,550
   5,000,000 Countrywide Home Loans, Inc.,
             6.22% due 02/25/00................................        4,999,096

     PAR
    VALUE                                                          MARKET VALUE

--------------------------------------------------------------------------------
             CONSUMER FINANCE - Continued
 $17,849,000 Sears Roebuck Acceptance Corp.,
             5.14% due 12/06/99................................   $   17,751,549
                                                                  --------------
                                                                      42,440,468
                                                                  --------------
             DRUGS - 2.99%
   3,900,000 CVS Corp.,
             5.95% due 02/17/00................................        3,849,015
   5,167,000 Schering Corp.,
             5.92% due 01/18/00................................        5,125,932
   4,842,000 Schering-Plough Corp.,
             5.45% due 12/08/99................................        4,836,859
                                                                  --------------
                                                                      13,811,806
                                                                  --------------
             ENTERTAINMENT - 1.66%
   4,290,000 Mattel, Inc.,
             5.33% due 12/01/99................................        4,290,000
   3,400,000 Walt Disney Co.,
             5.66% due 01/19/00................................        3,373,511
                                                                  --------------
                                                                       7,663,511
                                                                  --------------
             FEDERAL AGENCIES - 1.52%
             Federal Home Loan Bank:
   2,000,000 5.09% due 03/03/00................................        2,000,000
   3,000,000 4.93% due 01/19/00................................        2,999,899
   2,000,000 4.90% due 02/11/00................................        1,999,688
                                                                  --------------
                                                                       6,999,587
                                                                  --------------
             FINANCE COMPANIES - 19.60%
             Caterpilar Financial Services Corp.:
   3,000,000 6.23% due 01/20/00, Series F......................        3,000,184
   9,700,000 5.92% due 02/04/00................................        9,641,381
   3,000,000 5.90% due 12/15/99, Series F......................        3,000,579
  15,422,000 Ciesco, LP,
             5.65% due 01/31/00................................       15,283,248
   8,500,000 CIT Group Holdings, Inc.,
             5.12% due 12/20/99................................        8,436,972
             Ford Motor Credit Co.:
   2,000,000 8.38% due 01/15/00................................        2,007,204
   4,952,000 5.16% due 12/02/99................................        4,936,290
  11,982,000 General Electric Capital Corp.,
             5.20% due 12/13/99................................       11,878,897
   6,200,000 General Electric Capital Services, Inc.,
             5.32% due 03/01/00................................        6,125,430

     PAR
    VALUE                                                          MARKET VALUE

--------------------------------------------------------------------------------
             FINANCE COMPANIES - Continued
             General Motors Acceptance Corp.:
 $ 2,000,000 9.63% due 05/15/00................................   $    2,038,882
   2,000,000 6.38% due 06/06/00................................        2,009,385
   6,000,000 5.16% due 12/07/99................................        5,924,765
   2,000,000 IBM Credit Corp.,
             5.27% due 04/07/00................................        1,999,605
             International Lease Finance Corp.:
   1,000,000 6.64% due 02/01/00................................        1,002,470
  13,317,000 5.85% due 02/10/00................................       13,164,513
                                                                  --------------
                                                                      90,449,805
                                                                  --------------
             FINANCIAL SERVICES - 4.20%
  19,633,000 Household Finance Corp.,
             5.26% due 12/17/99................................       19,378,573
                                                                  --------------
             FOODS - 5.51%
   5,000,000 Albertson's, Inc.,
             5.42% due 07/14/00................................        4,995,561
  12,741,000 Archer-Daniels-Midland Co.,
             5.72% due 01/28/00................................       12,577,725
   8,000,000 Kellogg Co.,
             5.72% due 03/28/00................................        7,849,985
                                                                  --------------
                                                                      25,423,271
                                                                  --------------
             GOVERNMENT SPONSORED - 2.73%
  12,670,000 Province of British Columbia,
             5.15% due 12/16/99................................       12,617,433
                                                                  --------------
             HEALTHCARE - 2.00%
   9,320,000 Baxter International, Inc.,
             5.58% due 01/18/00................................        9,248,880
                                                                  --------------
             HOSPITAL SUPPLIES - 1.17%
   5,410,000 Abbott Laboratories,
             5.44% due 12/22/99................................        5,392,809
                                                                  --------------
             INFORMATION PROCESSING -
             DATA SERVICES - 0.64%
   3,000,000 IBM Corp.,
             5.63% due 02/07/00................................        2,967,515
                                                                  --------------
             INSURANCE - LIFE - 3.67%
  17,149,000 Jefferson-Pilot Corp.,
             5.70% due 02/02/00................................       16,942,644
                                                                  --------------

--------------------------------------------------------------------------------

 80                                  November 30, 1999 (Unaudited)
                         MONEY MARKET FUND - CONTINUED

     PAR
    VALUE                                                          MARKET VALUE

--------------------------------------------------------------------------------
             INSURANCE - MULTILINE - 3.90%
 $18,107,000 Aon Corp.,
             5.82% due 01/25/00................................   $   17,990,377
                                                                  --------------
             MACHINERY -
             INDUSTRIAL/SPECIALTY - 4.10%
  13,944,000 Cooper Industries, Inc.,
             5.74% due 12/01/99................................       13,944,000
   5,000,000 Dover Corp.,
             5.97% due 01/28/00................................        4,951,563
                                                                  --------------
                                                                      18,895,563
                                                                  --------------
             MERCHANDISING - MASS - 3.44%
  15,920,000 Wal-Mart Stores, Inc.,
             5.30% due 12/07/99................................       15,888,287
                                                                  --------------
             PHOTOGRAPHY - 2.23%
  10,400,000 Eastman Kodak Co.,
             5.65% due 02/03/00................................       10,309,293
                                                                  --------------
             PUBLISHING/PRINTING - 1.31%
   6,099,000 R. R. Donnelley and Sons Co.,
             5.83% due 01/24/00................................        6,045,595
                                                                  --------------
             SECURITIES RELATED - 9.00%
             Bear Stearns Co., Inc.:
   5,000,000 6.14% due 04/13/00................................        5,000,000
   5,000,000 6.13% due 05/03/00................................        5,000,000
   3,000,000 5.40% due 06/12/00................................        3,000,000
             Merrill Lynch & Co.:
   7,100,000 5.00% due 02/02/00................................        7,020,923
   3,100,000 4.93% due 02/01/00................................        3,071,487
             Morgan Stanley Dean Witter & Co.:
   4,500,000 6.11% due 01/14/00................................        4,500,000
   7,000,000 5.75% due 01/27/00................................        6,935,613
   7,000,000 5.61% due 12/09/99................................        7,000,122
                                                                  --------------
                                                                      41,528,145
                                                                  --------------
             UTILITIES - COMMUNICATION - 4.97%
  16,117,000 Bellsouth Telecommunications, Inc.,
             5.85% due 01/27/00................................       16,017,167
   7,000,000 GTE Corp.,
             5.82% due 02/08/00................................        6,921,176
                                                                  --------------
                                                                      22,938,343
                                                                  --------------

SEE NOTES TO FINANCIAL STATEMENTS.

     PAR
    VALUE                                                          MARKET VALUE

--------------------------------------------------------------------------------
             UTILITIES - ELECTRIC - 2.13%
 $ 4,500,000 Conectiv, Inc.,
             6.30% due 01/28/00................................   $    4,453,758
   5,429,000 Southern California Edison Co.,
             5.70% due 01/25/00................................        5,378,130
                                                                  --------------
                                                                       9,831,888
                                                                  --------------
             TOTAL CORPORATE SHORT TERM COMMERCIAL PAPER
             (Cost $464,432,656)...............................      464,432,656
                                                                  --------------
             TOTAL INVESTMENTS
             (Cost $464,432,656) - 100.66%.....................   $  464,432,656
                                                                  --------------

-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
ASSETS:
Investments, at market (Cost $464,432,656)........................ $464,432,656
Receivables for:
 Fund shares sold.................................................      626,804
 Dividends and interest...........................................      721,569
Other assets......................................................        4,682
                                                                   ------------
TOTAL ASSETS......................................................  465,785,711
                                                                   ------------
LIABILITIES:
Payable for capital stock reacquired..............................    4,135,425
Payable to affiliates:
 Advisory fees....................................................      186,758
 Accounting services..............................................       12,173
Accrued expenses and other liabilities............................       62,657
                                                                   ------------
TOTAL LIABILITIES.................................................    4,397,013
                                                                   ------------
NET ASSETS........................................................ $461,388,698
                                                                   ------------

-------------------------------------------------------------------------------

NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
1,000,000,000 shares authorized,
461,388,698 shares outstanding.................................... $  4,613,888
Additional paid in capital........................................  456,774,810
                                                                   ------------
NET ASSETS APPLICABLE
TO SHARES OUTSTANDING............................................. $461,388,698
                                                                   ------------

--------------------------------------------------------------------------------

                   MONEY MARKET FUND (Unaudited) - CONTINUED    81
STATEMENT OF OPERATIONS
For the Six Months Ended November 30, 1999

INVESTMENT INCOME:
Interest........................................................... $11,022,668
                                                                    -----------
EXPENSES:
Advisory fees......................................................   1,029,510
Custodian fees.....................................................       6,162
Registration and filing fees.......................................          88
Audit fees and tax services........................................       3,153
Accounting services................................................      76,748
Directors' fees and expenses.......................................       3,030
Directors' retirement plan expenses................................      30,942
Report to shareholders.............................................      31,831
Miscellaneous......................................................       3,541
                                                                    -----------
 Total expenses....................................................   1,185,005
                                                                    -----------
NET INVESTMENT INCOME..............................................   9,837,663
                                                                    -----------

INCREASE IN ASSETS RESULTING FROM OPERATIONS....................... $ 9,837,663
                                                                    -----------

STATEMENT OF CHANGES IN NET ASSETS

                                                                   For the
                                                 For the Six     Fiscal Year
                                                Months Ended        Ended
                                              November 30, 1999 May 31, 1999
                                              -------------------------------
                                                                  (audited)
OPERATIONS:
Net investment income........................   $   9,837,663   $  12,156,853
                                              -------------------------------
 Increase in net assets resulting from
 operations..................................       9,837,663      12,156,853
                                              -------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income........................      (9,837,663)    (12,156,853)
                                              -------------------------------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold.............     315,474,611     456,114,092
Proceeds from capital stock issued for
distributions reinvested.....................       9,837,663      12,202,772
                                              -------------------------------
                                                  325,312,274     468,316,864
Cost of capital stock repurchased............    (211,317,457)   (311,898,433)
                                              -------------------------------
 Increase in net assets resulting from
 capital stock transactions..................     113,994,817     156,418,431
                                              -------------------------------
TOTAL INCREASE IN NET ASSETS.................     113,994,817     156,418,431

NET ASSETS:
Beginning of year............................     347,393,881     190,975,450
                                              -------------------------------
End of period................................   $ 461,388,698   $ 347,393,881
                                              -------------------------------
CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold.................     315,474,611     456,114,092
Shares issued for distributions reinvested...       9,837,663      12,202,773
Shares of capital stock repurchased..........    (211,317,457)   (311,898,434)
                                              -------------------------------
 Increase in shares outstanding..............     113,994,817     156,418,431
Shares outstanding:
 Beginning of year...........................     347,393,881     190,975,450
                                              -------------------------------
 End of period...............................     461,388,698     347,393,881
                                              -------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

 82
                   NOTES TO FINANCIAL STATEMENTS (Unaudited)
Note 1 -- Organization

 American General Series Portfolio Company (the "Series" or "AGSPC") was incorporated under the laws of Maryland on December 7, 1984, by The Variable Annuity Life Insurance Company, hereafter referred to as ("VALIC" or the "Adviser"), and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end, management investment company. The Series consists of the following 13 separate mutual funds issuing its own separate class of shares of common stock:

  Stock Index Fund                  Social Awareness Fund
  MidCap Index Fund                 Asset Allocation Fund
  Small Cap Index Fund              Capital Conservation Fund
  International Equities Fund       Government Securities Fund
  Growth Fund                       International Government Bond Fund
  Growth & Income Fund              Money Market Fund
  Science & Technology Fund

Each Fund is diversified with the exception of International Government Bond Fund which is non-diversified as defined by the 1940 Act.

Note 2 -- Significant Accounting Policies

 The financial statements have been prepared in accordance with generally accepted accounting principles ("GAAP"). GAAP requires accruals which occasionally are based upon management estimates. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements.
A. Investment Valuation
 Securities listed or traded on a national exchange are valued daily at their last reported sale price. In the absence of any exchange sales on that day and for unlisted issues, securities are valued at the last sale price on the NASDAQ National Market System. In the absence of any National Market System sales on that day, securities are valued at the last reported bid price. However, options written for which other over-the-counter market quotations are readily available are valued at the last reported asked price, in the absence of any National Market System sales on that day. Futures contracts, options thereon, and options on stock indexes are valued at the amount which would be received upon a current disposition of such investments (i.e., their fair market value), in the absence of any sales on that day. Short term debt securities for which market quotations are readily available are valued at the last reported bid price. However, any short term security with a remaining maturity of 60 days or less and all investments of the Money Market Fund are valued by the amortized cost method which approximates fair market value. Investments for which market quotations are not readily available are valued at fair value as determined in good faith by, or under authority delegated by, the Series' Board of Directors.
B. Options, Futures, and Forward Currency Contracts
 Call and Put Options. When a Fund writes a call or a put option, an amount equal to the premium received is recorded as a liability. The liability is "marked to market" daily to reflect the current market value of the option written. When a written option expires, the Fund realizes a gain in the amount of the premium originally received. If the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss in the amount of the original premium less the cost of the closing transaction. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchases upon exercise of the option.
 Purchased options are recorded as investments. If a purchased option expires, the Fund realizes a loss in the amount of the cost of the option. If the Fund enters into a closing transaction, it realizes a gain (or loss), to the extent that the proceeds from the sale are greater (or less) than the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If the Fund exercises a call option, the cost of the security purchased upon exercise is increased by the premium originally paid.
 Futures Contracts. The initial margin deposit made upon entering into a futures contract is held by the custodian bank, in a segregated account, in the name of the broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made daily, as unrealized gains or losses are incurred. When the contract is closed, the Fund realizes a gain or loss in the amount of the cost of or proceeds from the closing transaction less the Fund's basis in the contract.
 Forward Currency Contracts. Certain Funds may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. During the period the forward currency contract is open, the contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts, or if the fund is unable to enter into a closing position.
C. Repurchase Agreements
 A Fund may acquire securities subject to repurchase agreements. Under a typical repurchase agreement, a fund would acquire a debt security for a relatively short period (usually for one day and not more than one week)
subject to an obligation of the seller to repurchase and of the fund to resell the debt security at an agreed-upon higher price, thereby establishing a fixed investment return during the fund's holding period. Under each repurchase agreement, the fund receives, as collateral, securities whose market value is at least equal to the repurchase price.
D. Foreign Currency Translation
 The accounting records of each Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies ("local currencies") are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at prevailing exchange rate on the respective dates of the transactions.
 Net realized gains or losses on foreign currency transactions include exchange rate gains and losses from disposition of foreign currencies, currency gains and losses realized between trade and settlement dates of security transactions, and currency gains and losses realized on settlement of other assets and liabilities settled in local currencies.
 In determining realized and unrealized gains or losses on foreign securities for the period, the Funds do not isolate exchange rate fluctuations from local security price fluctuations. Foreign currencies and other assets and liabilities denominated in local currencies are marked-to-market daily to reflect fluctuations in foreign exchange rates.
E. Federal Income Taxes
 Each Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code and to distribute all of its taxable net investment income and taxable net realized capital gains, in excess of any available capital loss carryovers. Therefore no Federal income tax provision is required.
--------------------------------------------------------------------------------

                                                                83
             NOTES TO FINANCIAL STATEMENTS (Unaudited) - CONTINUED
F. Investment Transactions and Related Investment Income
 Investment transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and capital gain distributions received are recorded on the ex-dividend date. Dividend income on certain foreign securities is recorded when the Fund becomes aware of the dividend. Interest income on investments is accrued daily.
G. Distributions to Shareholders
 Distributions to shareholders are recorded on the record date. The Funds declare distributions from net investment income monthly, except for the Money Market Fund, which declares daily. Capital gains distributions are declared annually.
 Investment income and capital gains and losses are recognized in accordance with generally accepted accounting principles ("book"). Distributions from net investment income and realized capital gains are based on earnings as determined in accordance with federal tax regulations ("tax") which may differ from book basis earnings. At the end of the year, offsetting adjustments to undistributed net investment income and undistributed net realized gains (losses) are made to eliminate permanent book/tax differences arising in the current year.
Note 3 -- Advisory Fees and Other Transactions with Affiliates
 VALIC serves as investment adviser to the Series and is an indirect wholly-owned subsidiary of American General Corporation, Houston, Texas. VALIC has entered into sub-advisory agreements with the following:

   Bankers Trust Company -- prior to October 1, 1999, was sub-adviser for the
    Stock Index Fund, the MidCap Index Fund, and the Small Cap Index Fund. Effective October 1, 1999, the Adviser assumed management for each Fund previously managed by Bankers Trust Company, who served as investment sub-adviser from May 1, 1992, to September 30, 1999. T. Rowe Price Associates, Inc. -- On February 24, 1994, as amended February 2, 1998, the Adviser entered into a sub-advisory agreement with T. Rowe Price Associates, Inc. to serve as investment sub-adviser to the Growth Fund and the Science & Technology Fund. Effective September 1, 1999, the agreement was terminated with respect to the Growth Fund. Wellington Management Company, LLP -- The Adviser entered into a sub-advisory agreement with Wellington Management Company, LLP, effective September 1, 1999, to serve as investment sub-adviser to the Growth Fund.
Sub-advisers are compensated for their services by the Adviser.
 The Adviser receives from the Series a monthly fee based on each Fund's average daily net asset value at the following annual rates:

   Stock Index Fund,                  0.35% on the first $500 million
   MidCap Index Fund,                 0.25% on assets more than $500 million
   Small Cap Index Fund and,
   International
   Equities Fund
  ------------------------------------------------------------------------------
   Growth Fund                        0.80%
  ------------------------------------------------------------------------------
   Growth & Income
   Fund                               0.75%
  ------------------------------------------------------------------------------
   Science &
   Technology Fund                    0.90%
  ------------------------------------------------------------------------------
   Social Awareness Fund,             0.50%
   Asset Allocation Fund,
   Capital Conservation Fund,
   Government Securities Fund,
   International Government Bond Fund
   and, Money Market Fund

 To the extent that any Fund's accrued expenses for a given month exceed, on an annualized basis, 2% of the Fund's average daily net assets, the Adviser will voluntarily reduce expenses of any such Fund by the amount of the excess. The Adviser may withdraw this voluntary undertaking upon 30 days written notice to the Series.
 On October 31, 1996, the Series entered into an Accounting Services Agreement with VALIC which appointed VALIC as Accounting Services Agent. Under the agreement VALIC will provide certain accounting and administrative services to the Series. VALIC receives from each Fund an annual fee of 0.03% based on average daily net asset value of the Fund. At November 30, 1999, the Series owed to the Adviser $5,349,715 representing fees payable from Advisory and Accounting Services.
 Effective May 1, 1999, American General Distributors, Inc. ("AGD"), replaced The Variable Annuity Marketing Company ("VAMCO"), as the Distributor for the Series. AGD and VAMCO are indirect wholly-owned subsidiaries of American General Corporation. AGD currently receives no compensation for distribution services performed on behalf of the Series.
 During the six months ended November 30, 1999, security transactions were affected between the following Funds at the then current market price with no brokerage commissions incurred:

     Seller              Purchaser       Cost to Purchaser Net gain to Seller
-----------------  --------------------- ----------------- ------------------
MidCap Index Fund  Stock Index Fund         $63,615,301       $31,703,060
MidCap Index Fund  Asset Allocation Fund        736,218           320,416
Stock Index Fund   MidCap Index Fund            436,976           198,311

 At November 30, 1999, VALIC Separate Account A (a registered separate account of VALIC) owned over five percent of the outstanding shares of the Series.
 Certain officers and directors of the Series are officers and directors of VALIC or American General Corporation.
 The Series provides a retirement plan for its independent directors who are not an officer, director or employee of VALIC, or any affiliate. The Series is responsible for the payment of the retirement benefits, as well as all expenses of administration of the plan. Benefits under the plan are payable for a ten-year period upon retirement and are based upon each director's years of service, as defined, to the Series. At November 30, 1999, the Series had a retirement plan liability to its independent directors totaling $944,738.

Note 4 -- Investment Activity

 The information in the following table is presented on the basis of cost for Federal income tax purposes at November 30, 1999.

                            Identified
                             Cost of         Gross         Gross     Net Unrealized
                           Investments     Unrealized    Unrealized   Appreciation
                              Owned       Appreciation  Depreciation (Depreciation)
                          -------------- -------------- ------------ --------------
Stock Index Fund........  $2,444,745,318 $2,816,476,194 $103,123,424 $2,713,352,770
MidCap Index Fund.......     725,933,747    204,909,710  101,264,699    103,645,011
Small Cap Index Fund....     210,419,037     48,328,831   42,319,444      6,009,387
International Equities
Fund....................     107,275,147     69,454,754   14,563,751     54,891,003
Growth Fund.............   1,070,511,160    143,720,098   50,372,831     93,347,267
Growth & Income Fund....     274,861,965     52,263,659    9,290,872     42,972,787
Science & Technology
Fund....................   2,038,160,938    800,770,219   25,633,117    775,137,102
Social Awareness Fund...     464,831,949    167,808,742   38,993,104    128,815,638
Asset Allocation Fund...     199,414,934     61,799,158    6,484,819     55,314,339
Capital Conservation
Fund....................      59,185,034        107,828    2,708,671     (2,600,843)
Government Securities
Fund....................      95,333,869        970,484    3,532,254     (2,561,770)
International Government
Bond Fund...............     150,711,088      8,254,727   12,237,376     (3,982,649)
Money Market Fund.......     464,432,656              -            -              -

--------------------------------------------------------------------------------

 84          NOTES TO FINANCIAL STATEMENTS (Unaudited) - CONTINUED
 The following net realized capital loss carryforwards at November 30, 1999, may be utilized to offset future capital gains.

                                    Capital Loss Carryforward Expiration through
                                    ------------------------- ------------------
Capital Conservation Fund..........        $  231,795            May 31, 2003
Government Securities Fund.........         1,178,565            May 31, 2003
Money Market Fund..................             1,907            May 31, 2004

 During the period, the cost of purchases and proceeds from sales of securities, excluding short term securities were:

                                                                 Proceeds from
                                                     Cost of       Securities
                                                    Securities      Sold or
                                                    Purchased       Matured
                                                  -------------- --------------
Stock Index Fund................................. $  303,479,794 $  102,302,298
MidCap Index Fund................................    164,976,933    212,274,457
Small Cap Index Fund.............................     73,797,774     88,234,065
International Equities Fund......................     11,438,261     14,123,592
Growth Fund......................................  1,209,433,351  1,233,842,035
Growth & Income Fund.............................    225,784,289    226,333,063
Science & Technology Fund........................    921,254,129  1,250,930,959
Social Awareness Fund............................     33,442,047      9,108,593
Asset Allocation Fund............................    129,003,555    172,778,138
Capital Conservation Fund........................      4,896,469      7,933,194
Government Securities Fund.......................      3,496,720     12,378,480
International Government Bond Fund...............      9,982,181     16,426,613

Note 5 - Portfolio Securities Loaned

 To realize additional income, a Fund may lend portfolio securities with a value of up to 30% (33 1/3% in the case of Growth Fund and Science & Technology
Fund) of its total assets. Any such loans will be continuously secured by collateral consisting of cash or U.S. Government securities, maintained in a segregated account, at least equal to the market value of the securities loaned. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans by a Fund will only be made to broker-dealers deemed by the Custodian to be creditworthy and will not be made unless, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk. Each Fund receives income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received.
 Portfolio securities on loan at November 30, 1999 are summarized as follows:

                                                   Market Value Collateral Value
                                                   ------------ ----------------
Stock Index Fund.................................. $ 21,102,900   $ 21,725,200
MidCap Index Fund.................................    4,657,042      4,821,912
Small Cap Index Fund..............................    9,355,923      9,899,069
International Equities Fund.......................    7,900,624      8,170,241
Growth Fund.......................................   13,517,528     13,849,020
Growth & Income Fund..............................    3,940,844      4,061,500
Science & Technology Fund.........................  105,557,019    108,862,667
Social Awareness Fund.............................    3,622,155      3,735,194
Asset Allocation Fund.............................      565,405        581,840
                                                  ------------------------------
  Total........................................... $170,219,440   $175,706,643
                                                  ------------------------------

Note 6 - Investment Concentration

 A significant portion of Government Securities Fund's investments may be in U.S. Government sponsored securities. No assurance can be given that the U.S. Government will provide support to such U.S. Government sponsored agencies or instrumentalities in the future since it is not required to do so by law. As a result of the Fund's concentration in such investments, it may be subject to risks associated with U.S. Government sponsored securities. At November 30, 1999, Government Securities Fund had 46.12% of its net assets invested in such securities.
 At November 30, 1999, International Government Bond Fund had 28% of its net assets invested in securities issued by the Government of Japan and an additional 6% in issues of companies located in Japan and/or denominated in Japanese Yen. Future economic and political developments in a foreign country could adversely affect the liquidity and value of foreign securities or the currency exchange rates from which foreign currencies are translated.

Note 7 - Investment Holdings by Country

 The following represent investment holdings by country held by the International Equities Fund as of November 30, 1999:

                                                        Percent of    Market
Country                                                 Net Assets    Value
                                                       ------------------------
Australia..............................................     2.49%  $  4,035,992
Austria................................................     0.29        466,568
Belgium................................................     1.05      1,704,725
China..................................................     1.11      1,799,004
Denmark................................................     0.71      1,155,159
Finland................................................     3.82      6,196,234
France.................................................    10.01     16,257,228
Germany................................................     8.93     14,493,379
Hong Kong..............................................     1.16      1,883,917
Ireland................................................     0.56        910,253
Italy..................................................     3.68      5,971,325
Japan..................................................    27.15     44,081,802
Malaysia...............................................     0.77      1,243,902
Netherlands............................................     4.62      7,496,861
New Zealand............................................     0.17        274,672
Norway.................................................     0.25        404,437
Portugal...............................................     0.60        971,926
Singapore..............................................     1.20      1,948,884
Spain..................................................     3.32      5,395,742
Sweden.................................................     2.35      3,822,251
Switzerland............................................     5.27      8,558,262
United Kingdom.........................................    20.38     33,093,627
                                                        -----------------------
Total value of investments.............................    99.89    162,166,150
Other assets and liabilities...........................     0.11        180,013
                                                        -----------------------
Net assets.............................................   100.00%  $162,346,163
                                                        -----------------------

--------------------------------------------------------------------------------

                                                                85
             NOTES TO FINANCIAL STATEMENTS (Unaudited) - CONTINUED

Note 8 - Subsequent Events

 On December 21, 1999, annual distributions from undistributed net realized gains on investments were declared payable on December 22, 1999, to shareholders of record December 20, 1999, as follows:

                                                                         Rate
                                                                       Per Share
                                                                       ---------
Stock Index Fund......................................................  $0.3574
MidCap Index Fund.....................................................   6.3990
Small Cap Index Fund..................................................   1.6075
International Equities Fund...........................................   0.6756
Growth Fund...........................................................   1.0064
Growth & Income Fund..................................................   2.4614
Science & Technology Fund.............................................   5.0693
Social Awareness Fund.................................................   0.9663
Asset Allocation Fund.................................................   0.2594
International Government Bond Fund....................................   0.0079

                       FINANCIAL HIGHLIGHTS (Unaudited)

Per share data is for a share of capital stock outstanding throughout the period. Total return includes reinvestment of dividends on the reinvestment date. Total returns and ratios for periods of less than one year are not annualized.

STOCK INDEX FUND

                          For the Six
                          Months Ended               Fiscal Year Ended May 31,
                          November 30, ----------------------------------------------------------
                              1999        1999        1998        1997        1996        1995
                        ------------------------------------------------------------------------------
                                                               (audited)
PER SHARE DATA
Net asset value at
beginning of period.....       $39.73      $33.38      $26.09      $20.69      $16.81      $14.39
                        ------------------------------------------------------------------------------
 Income from investment
 operations:
 Net investment income..         0.21        0.40        0.40        0.39        0.39        0.37
 Net realized and
 unrealized gain on
 securities.............         2.63        6.51        7.44        5.57        4.26        2.45
                        ------------------------------------------------------------------------------
 Total income from
 investment operations..         2.84        6.91        7.84        5.96        4.65        2.82
                        ------------------------------------------------------------------------------
 Distributions from:
 Net investment income..        (0.20)      (0.41)      (0.40)      (0.39)      (0.38)      (0.37)
 Net realized gain
 on securities..........            -       (0.15)      (0.15)      (0.17)      (0.39)      (0.03)
                        ------------------------------------------------------------------------------
 Total distributions....        (0.20)      (0.56)      (0.55)      (0.56)      (0.77)      (0.40)
                        ------------------------------------------------------------------------------
Net asset value at end
of period...............       $42.37      $39.73      $33.38      $26.09      $20.69      $16.81
                        ------------------------------------------------------------------------------
TOTAL RETURN............         7.17%      20.85%      30.30%      29.24%      28.17%      19.98%
                        ------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to
average net assets......         0.15%       0.32%       0.31%       0.34%       0.35%       0.38%
Ratio of net investment
income to average net
assets..................         0.52%       1.13%       1.33%       1.76%       2.05%       2.44%
Portfolio turnover
rate....................            2%          2%          3%          3%          3%         14%
Number of shares
outstanding
at end of period
(000's).................      121,675     116,731     104,334      93,687      85,117      75,451
Net assets at end of
period (000's)..........   $5,155,415  $4,637,628  $3,482,655  $2,444,200  $1,760,786  $1,267,992

-------------------------------------------------------------------------------

 86              FINANCIAL HIGHLIGHTS (Unaudited) - CONTINUED


Per share data is for a share of capital stock outstanding throughout the period. Total return includes reinvestment of dividends on the reinvestment date. Total returns and ratios for periods of less than one year are not annualized.

MIDCAP INDEX FUND

                          For the Six
                          Months Ended               Fiscal Year Ended May 31,
                          November 30, -----------------------------------------------------------
                              1999        1999        1998        1997         1996        1995
                         ---------------------------------------------------------------------------
                                                             (audited)
PER SHARE DATA
Net asset value at
beginning of period.....       $25.64      $25.27      $20.83      $19.09       $15.68      $14.54
                         --------------------------------------------------------------------------
 Income from investment
 operations:
 Net investment income..         0.11        0.23        0.23        0.24         0.24        0.26
 Net realized and
 unrealized gain on
 securities.............         1.65        2.54        5.80        2.95         4.06        1.59
                         --------------------------------------------------------------------------
 Total income from
 investment operations..         1.76        2.77        6.03        3.19         4.30        1.85
                         --------------------------------------------------------------------------
 Distributions from:
 Net investment income..        (0.11)      (0.23)      (0.23)      (0.24)       (0.24)      (0.26)
 Net realized gain
 on securities..........            -       (2.17)      (1.36)      (1.21)       (0.65)      (0.45)
                         --------------------------------------------------------------------------
 Total distributions....        (0.11)      (2.40)      (1.59)      (1.45)       (0.89)      (0.71)
                         --------------------------------------------------------------------------
Net asset value at end
of period...............       $27.29      $25.64      $25.27      $20.83       $19.09      $15.68
                         --------------------------------------------------------------------------
TOTAL RETURN............         6.89%      11.91%      29.62%      17.48%       28.10%      13.26%
                         --------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to
average net assets......         0.19%       0.38%       0.36%       0.40%        0.41%       0.44%
Ratio of net investment
income to
average net assets......         0.44%       0.92%       0.95%       1.24%        1.36%       1.73%
Portfolio turnover
rate....................           21%         41%         26%         19%          21%         23%
Number of shares
outstanding
at end of period
(000's).................       30,773      31,886      31,830      29,137       28,322      25,988
Net assets at end of
period (000's)..........     $839,865    $817,573    $804,318    $607,061     $540,688    $407,557

SMALL CAP INDEX FUND

                          For the Six
                          Months Ended               Fiscal Year Ended May 31,
                          November 30, ------------------------------------------------------------
                              1999        1999         1998        1997         1996        1995
                         --------------------------------------------------------------------------
                                                             (audited)
PER SHARE DATA
Net asset value at
beginning of period.....       $15.84      $17.94       $16.18      $16.25       $12.49      $11.52
                         --------------------------------------------------------------------------
 Income (loss) from
 investment operations:
 Net investment income..         0.09        0.19         0.19        0.19         0.20        0.17
 Net realized and
 unrealized  gain (loss)
 on securities..........         0.60       (0.74)        3.17        0.93         4.04        0.97
                         --------------------------------------------------------------------------
 Total income (loss)
 from investment
 operations.............         0.69       (0.55)        3.36        1.12         4.24        1.14
                         --------------------------------------------------------------------------
 Distributions from:
 Net investment income..        (0.09)      (0.19)       (0.19)      (0.19)       (0.20)      (0.17)
 Net realized gain
 on securities..........            -       (1.36)       (1.41)      (1.00)       (0.28)          -
                         --------------------------------------------------------------------------
 Total distributions....        (0.09)      (1.55)       (1.60)      (1.19)       (0.48)      (0.17)
                         ---------------------------------------------------------------------------
Net asset value at end
of period...............       $16.44      $15.84       $17.94      $16.18       $16.25      $12.49
                         ---------------------------------------------------------------------------
TOTAL RETURN............         4.38%      (2.45)%      21.34%       7.51%       34.50%       9.98%
                         ---------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to
average net assets......         0.21%       0.41%        0.39%       0.41%        0.41%       0.44%
Ratio of net investment
income to average net
assets..................         0.58%       1.20%        1.05%       1.34%        1.36%       1.44%
Portfolio turnover
rate....................           35%         36%          36%         42%          31%         34%
Number of shares
outstanding
at end of period
(000's).................       13,344      13,890       13,777      11,893       11,129      10,136
Net assets at end of
period (000's)..........     $219,351    $220,002     $247,183    $192,459     $180,785    $126,567

---------------------------------------------------------------------------------------------------

                 FINANCIAL HIGHLIGHTS (Unaudited) - CONTINUED   87

Per share data is for a share of capital stock outstanding throughout the period. Total return includes reinvestment of dividends on the reinvestment date. Total returns and ratios for periods of less than one year are not annualized.


INTERNATIONAL EQUITIES FUND

                          For the Six
                          Months Ended               Fiscal Year Ended May 31,
                          November 30, -----------------------------------------------------------
                              1999        1999        1998        1997         1996        1995
                         --------------------------------------------------------------------------
                                                             (audited)
PER SHARE DATA
Net asset value at
beginning of period.....       $11.32      $11.95      $11.44      $11.15       $10.42      $10.14
                         --------------------------------------------------------------------------
 Income from investment
 operations:
 Net investment income..         0.06        0.22        0.23        0.20         0.17        0.15
 Net realized and
 unrealized gain
 on securities..........         1.95        0.30        0.85        0.63         0.97        0.34
                         --------------------------------------------------------------------------
 Total income from
 investment operations..         2.01        0.52        1.08        0.83         1.14        0.49
                         --------------------------------------------------------------------------
 Distributions from:
 Net investment income..        (0.06)      (0.25)      (0.24)      (0.19)       (0.17)      (0.15)
 Net realized gain
 on securities..........            -       (0.90)      (0.33)      (0.35)       (0.24)      (0.06)
                         --------------------------------------------------------------------------
 Total distributions....        (0.06)      (1.15)      (0.57)      (0.54)       (0.41)      (0.21)
                         --------------------------------------------------------------------------
Net asset value at end
of period...............       $13.27      $11.32      $11.95      $11.44       $11.15      $10.42
                         --------------------------------------------------------------------------
TOTAL RETURN............        17.96%       4.43%       9.92%       7.74%       11.14%       4.92%
                         --------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to
average net assets......         0.21%       0.43%       0.40%       0.42%        0.42%       0.45%
Ratio of net investment
income to average
net assets.............          0.48%       1.89%       1.92%       1.75%        1.65%       1.47%
Portfolio turnover
rate....................            8%          8%          9%         12%          20%         14%
Number of shares
outstanding at end of period
(000's).................       12,234      12,559      13,009      15,857       18,497      20,074
Net assets at end of
period (000's)..........     $162,346    $142,108    $155,469    $181,437     $206,259    $209,091

GROWTH FUND

                                For the Six
                                Months Ended                Fiscal Year Ended May 31,
                                November 30,  -------------------------------------------------------------
                                    1999         1999         1998         1997         1996        1995
                              ------------------------------------------------------------------------------
                                                                    (audited)
PER SHARE DATA
Net asset value at
beginning of period...........       $24.12       $22.08       $17.62       $16.49       $11.43       $9.87
                              ------------------------------------------------------------------------------
 Income (loss) from investment
 operations:
 Net investment income
 (loss).......................        (0.01)       (0.08)       (0.02)        0.02         0.11        0.04
 Net realized and unrealized
 gain (loss) on securities....        (1.42)        3.13         4.82         1.45         5.27        1.56
                              ------------------------------------------------------------------------------
 Total income (loss) from
 investment operations........        (1.43)        3.05         4.80         1.47         5.38        1.60
                              ------------------------------------------------------------------------------
 Distributions from:
 Net investment income........            -            -        (0.01)       (0.01)       (0.09)      (0.04)
 Net realized gain
 on securities................            -        (1.01)       (0.33)       (0.33)       (0.23)          -
                              ------------------------------------------------------------------------------
 Total distributions..........            -        (1.01)       (0.34)       (0.34)       (0.32)      (0.04)
                              ------------------------------------------------------------------------------
Net asset value at end of
period........................       $22.69       $24.12       $22.08       $17.62       $16.49      $11.43
                              ------------------------------------------------------------------------------
TOTAL RETURN..................        (5.97)%      14.20%       27.41%        9.00%       47.46%      16.25%
                              ------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to
average net assets............         0.43%        0.86%        0.84%        0.86%        0.83%       0.91%
Ratio of net investment income
(loss) to average net assets..        (0.02)%      (0.36)%      (0.11)%       0.09%        0.89%       0.41%
Portfolio turnover rate.......          103%          42%          43%          40%          36%         61%
Number of shares outstanding
at end of period (000's)......       51,559       52,690       49,832       42,422       25,836       8,800
Net assets at end of period
(000's).......................   $1,169,617   $1,271,034   $1,100,137     $747,654     $425,787    $100,614
------------------------------------------------------------------------------------------------------------

 88              FINANCIAL HIGHLIGHTS (Unaudited) - CONTINUED

Per share data is for a share of capital stock outstanding throughout the period. Total return includes reinvestment of dividends on the reinvestment date. Total returns and ratios for periods of less than one year are not annualized.


GROWTH & INCOME FUND

                          For the Six
                          Months Ended               Fiscal Year Ended May 31,
                          November 30, ----------------------------------------------------------
                              1999        1999        1998        1997         1996        1995
                         ------------------------------------------------------------------------
                                                             (audited)
PER SHARE DATA
Net asset value at
beginning of period.....      $21.53      $19.91      $16.87      $14.78       $11.09       $9.87
                         -------------------------------------------------------------------------
 Income from investment
 operations:
 Net investment income.         0.07        0.06        0.08        0.10         0.08        0.09
 Net realized and
 unrealized gain
 on securities.........         1.57        3.17        3.25        2.38         3.77        1.22
                         --------------------------------------------------------------------------
 Total income from
 investment operations.         1.64        3.23        3.33        2.48         3.85        1.31
                         --------------------------------------------------------------------------
 Distributions from:
 Net investment income..       (0.06)      (0.08)      (0.08)      (0.10)       (0.07)      (0.09)
 Net realized gain
 on securities.........            -       (1.53)      (0.21)      (0.29)       (0.09)          -
                         --------------------------------------------------------------------------
 Total distributions...        (0.06)      (1.61)      (0.29)      (0.39)       (0.16)      (0.09)
                         --------------------------------------------------------------------------
Net asset value at end
of period...............      $23.11      $21.53      $19.91      $16.87       $14.78      $11.09
                         --------------------------------------------------------------------------
TOTAL RETURN............        7.62%      16.92%      19.87%      17.08%       34.85%      13.35%
                         --------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to
average net assets......        0.41%       0.82%       0.80%       0.81%        0.79%       0.86%
Ratio of net investment
income to average net
assets..................        0.30%       0.29%       0.43%       0.70%        0.63%       0.93%
Portfolio turnover
rate....................          75%        102%         78%         45%          64%         97%
Number of shares
outstanding
at end of period
(000's).................      13,747      13,790      13,619      12,422        7,685       3,867
Net assets at end of
period (000's)..........    $317,685    $296,885    $271,159    $209,545     $113,546     $42,867

SCIENCE & TECHNOLOGY FUND

                          For the Six
                          Months Ended                Fiscal Year Ended May 31,
                          November 30,  --------------------------------------------------------------
                              1999         1999         1998         1997         1996         1995
                         ------------------------------------------------------------------------------
                                                              (audited)
PER SHARE DATA
Net asset value at
beginning of period.....       $29.95       $22.07       $19.88       $20.48       $14.43        $9.83
                         ------------------------------------------------------------------------------
 Income (loss) from
 investment operations:
 Net investment income
 (loss).................        (0.05)       (0.10)       (0.09)           -            -         0.03
 Net realized and
 unrealized gain on
 securities.............        14.17        10.36         2.28         0.33         8.08         4.72
                         ------------------------------------------------------------------------------
 Total income from
 investment operations..        14.12        10.26         2.19         0.33         8.08         4.75
                         ------------------------------------------------------------------------------
 Distributions from:
 Net investment income..            -            -            -            -            -        (0.02)
 Net realized gain
 on securities..........            -        (2.38)           -        (0.93)       (2.03)       (0.13)
                         ------------------------------------------------------------------------------
 Total distributions....            -        (2.38)           -        (0.93)       (2.03)       (0.13)
                         ------------------------------------------------------------------------------
Net asset value at end
of period...............       $44.07       $29.95       $22.07       $19.88       $20.48       $14.43
                         ------------------------------------------------------------------------------
TOTAL RETURN............        47.15%       48.34%       10.85%        1.81%       58.28%       48.61%
                         ------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to
average net assets......         0.47%        0.96%        0.95%        0.96%        0.94%        1.00%
Ratio of net investment
income (loss) to average
net assets..............        (0.18)%      (0.46)%      (0.46)%      (0.29)%      (0.07)%       0.36%
Portfolio turnover
rate....................           47%         149%         128%         122%         116%         121%
Number of shares
outstanding
at end of period
(000's).................       63,650       56,211       46,355       40,484       27,696       11,550
Net assets at end of
period (000's)..........   $2,805,017   $1,683,585   $1,023,141     $804,982     $567,187     $166,683

--------------------------------------------------------------------------------------------------------

                 FINANCIAL HIGHLIGHTS (Unaudited) - CONTINUED   89

Per share data is for a share of capital stock outstanding throughout the period. Total return includes reinvestment of dividends on the reinvestment date. Total returns and ratios for periods of less than one year are not annualized.


SOCIAL AWARENESS FUND

                          For the Six
                          Months Ended               Fiscal Year Ended May 31,
                          November 30, -----------------------------------------------------------
                              1999        1999        1998        1997         1996        1995
                         --------------------------------------------------------------------------
                                                             (audited)
PER SHARE DATA
Net asset value at
beginning of period.....       $24.11      $22.16      $17.90      $15.49       $13.02      $11.98
                         --------------------------------------------------------------------------
 Income from investment
 operations:
 Net investment income..         0.10        0.21        0.23        0.24         0.26        0.27
 Net realized and
 unrealized
 gain on securities.....         1.44        4.08        5.07        4.19         3.37        1.75
                         --------------------------------------------------------------------------
 Total income from
 investment operations..         1.54        4.29        5.30        4.43         3.63        2.02
                         --------------------------------------------------------------------------
 Distributions from:
 Net investment income..        (0.09)      (0.22)      (0.23)      (0.24)       (0.25)      (0.27)
 Net realized gain
 on securities..........            -       (2.12)      (0.81)      (1.78)       (0.91)      (0.71)
                         --------------------------------------------------------------------------
 Total distributions....        (0.09)      (2.34)      (1.04)      (2.02)       (1.16)      (0.98)
                         --------------------------------------------------------------------------
Net asset value at end
of period...............       $25.56      $24.11      $22.16      $17.90       $15.49      $13.02
                         --------------------------------------------------------------------------
TOTAL RETURN............         6.42%      20.05%      30.34%      30.48%       28.85%      18.19%
                         --------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to
average net assets......         0.28%       0.57%       0.54%       0.56%        0.56%       0.58%
Ratio of net investment
income to
average net assets......         0.41%       0.93%       1.17%       1.53%        1.80%       2.22%
Portfolio turnover
rate....................            2%         49%        120%        109%         117%        148%
Number of shares
outstanding
at end of period
(000's).................       23,189      21,646      15,080       8,677        5,220       4,143
Net assets at end of
period (000's)..........     $592,801    $521,965    $334,167    $155,349      $80,887     $53,927

ASSET ALLOCATION FUND

                          For the Six
                          Months Ended               Fiscal Year Ended May 31,
                          November 30, ----------------------------------------------------------
                              1999        1999        1998        1997        1996        1995
                         -------------------------------------------------------------------------
                                                             (audited)
PER SHARE DATA
Net asset value at
beginning of period.....       $14.43      $14.02      $12.57      $12.55      $11.24      $10.84
                         -------------------------------------------------------------------------
 Income from investment
 operations:
  Net investment income.         0.20        0.40        0.41        0.77        0.44        0.44
  Net realized and
  unrealized gain on
  securities............         0.45        1.26        2.24        1.44        1.53        0.82
                         -------------------------------------------------------------------------
 Total income from
 investment operations..         0.65        1.66        2.65        2.21        1.97        1.26
                         -------------------------------------------------------------------------
 Distributions from:
  Net investment income.        (0.20)      (0.40)      (0.41)      (0.78)      (0.44)      (0.44)
  Net realized gain
  on securities.........            -       (0.85)      (0.79)      (1.41)      (0.22)      (0.42)
                         -------------------------------------------------------------------------
 Total distributions....        (0.20)      (1.25)      (1.20)      (2.19)      (0.66)      (0.86)
                         -------------------------------------------------------------------------
Net asset value at end
of period...............       $14.88      $14.43      $14.02      $12.57      $12.55      $11.24
                         -------------------------------------------------------------------------
TOTAL RETURN............         4.57%      12.23%      21.94%      15.89%      17.90%      12.43%
                         -------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to
average net assets......         0.28%       0.57%       0.54%       0.57%       0.57%       0.58%
Ratio of net investment
income to average net
assets..................         1.40%       2.81%       3.02%       3.26%       3.62%       4.03%
Portfolio turnover
rate....................           61%        160%         24%        103%        119%        133%
Number of shares
outstanding
at end of period
(000's).................       17,174      17,222      14,269      14,107      15,142      16,319
Net assets at end of
period (000's)..........     $255,567    $248,473    $200,099    $177,347    $190,024    $183,393

-------------------------------------------------------------------------------------------------

 90              FINANCIAL HIGHLIGHTS (Unaudited) - CONTINUED

Per share data is for a share of capital stock outstanding throughout the period. Total return includes reinvestment of dividends on the reinvestment date. Total returns and ratios for periods of less than one year are not annualized.


CAPITAL CONSERVATION FUND

                          For the Six
                          Months Ended               Fiscal Year Ended May 31,
                          November 30, ----------------------------------------------------------
                              1999        1999        1998        1997        1996        1995
                         -------------------------------------------------------------------------
                                                             (audited)
PER SHARE DATA
Net asset value at
beginning of period.....        $9.39       $9.68       $9.31       $9.23       $9.52       $9.13
                         -------------------------------------------------------------------------
 Income (loss) from
 investment operations:
  Net investment income.         0.31        0.60        0.61        0.62        0.62        0.63
  Net realized and
  unrealized gain (loss)
  on securities.........        (0.31)      (0.29)       0.37        0.08       (0.29)       0.39
                         -------------------------------------------------------------------------
  Total income from
  investment operations.            -        0.31        0.98        0.70        0.33        1.02
                         -------------------------------------------------------------------------
 Distributions from:
  Net investment income.        (0.31)      (0.60)      (0.61)      (0.62)      (0.62)      (0.63)
  Net realized gain
  on securities..........           -           -           -           -           -           -
                         -------------------------------------------------------------------------
  Total distributions....       (0.31)      (0.60)      (0.61)      (0.62)      (0.62)      (0.63)
                         -------------------------------------------------------------------------
Net asset value at end
of period...............        $9.08       $9.39       $9.68       $9.31       $9.23       $9.52
                         -------------------------------------------------------------------------
TOTAL RETURN............            -        3.25%      10.76%       7.75%       3.41%      11.80%
                         -------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to
average net assets......         0.29%       0.60%       0.54%       0.57%       0.57%       0.58%
Ratio of net investment
income to average net
assets..................         3.31%       6.24%       6.32%       6.59%       6.47%       6.88%
Portfolio turnover
rate....................            8%         41%         14%         45%         80%        100%
Number of shares
outstanding
at end of period
(000's).................        6,328       6,720       6,577       7,168       7,604       6,935
Net assets at end of
period (000's)..........      $57,480     $63,131     $63,654     $66,747     $70,212     $60,031

GOVERNMENT SECURITIES FUND

                          For the Six
                          Months Ended
                          November 30,               Fiscal Year Ended May 31,
                              1999     ----------------------------------------------------------
                          ============    1999        1998        1997        1996        1995
                         -------------------------------------------------------------------------
                                                             (audited)
PER SHARE DATA
Net asset value at
beginning of period.....        $9.90      $10.09       $9.67       $9.61       $9.89       $9.55
                         -------------------------------------------------------------------------
 Income (loss) from
 investment operations:
  Net investment income.         0.27        0.55        0.58        0.59        0.61        0.60
  Net realized and
  unrealized gain (loss)
  on securities.........        (0.27)      (0.19)       0.42        0.06       (0.28)       0.35
                         -------------------------------------------------------------------------
  Total income from
  investment operations.            -        0.36        1.00        0.65        0.33        0.95
                         -------------------------------------------------------------------------
 Distributions from:
  Net investment income..       (0.27)      (0.55)      (0.58)      (0.59)      (0.61)      (0.61)
  Net realized gain
  on securities..........           -           -           -           -           -           -
                         -------------------------------------------------------------------------
  Total distributions....       (0.27)      (0.55)      (0.58)      (0.59)      (0.61)      (0.61)
                         -------------------------------------------------------------------------
Net asset value at end
of period...............        $9.63       $9.90      $10.09       $9.67       $9.61       $9.89
                         -------------------------------------------------------------------------
TOTAL RETURN............         0.01%       3.58%      10.60%       6.94%       3.32%      10.43%
                         -------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses
to average net assets...         0.29%       0.59%       0.54%       0.56%       0.56%       0.58%
Ratio of net investment
income to average net
assets..................         2.70%       5.46%       5.82%       6.11%       6.21%       6.36%
Portfolio turnover
rate....................            4%         39%         24%         38%         36%        229%
Number of shares
outstanding
at end of period
(000's).................        9,805      10,853       9,129       8,672       8,164       5,478
Net assets at end of
period (000's)..........      $94,410    $107,425     $92,120     $83,827     $78,423     $54,174

--------------------------------------------------------------------------------------------------

                 FINANCIAL HIGHLIGHTS (Unaudited) - CONTINUED   91

Per share data is for a share of capital stock outstanding throughout the period. Total return includes reinvestment of dividends on the reinvestment date. Total returns and ratios for periods of less than one year are not annualized.


INTERNATIONAL GOVERNMENT BOND FUND

                          For the Six
                          Months Ended
                          November 30,               Fiscal Year Ended May 31,
                              1999     -----------------------------------------------------------
                          ------------    1999        1998        1997        1996         1995
                          -------------------------------------------------------------------------
                                                             (audited)
PER SHARE DATA
Net asset value at
beginning of period.....       $11.62      $11.42      $11.33      $11.79      $12.72       $10.97
                          -------------------------------------------------------------------------
 Income (loss) from
 investment operations:
  Net investment income.         0.23        0.51        0.56        0.63        0.65         0.65
  Net realized and
  unrealized gain (loss)
  on securities.........        (0.14)       0.24       (0.26)      (0.49)      (0.89)        1.80
                          -------------------------------------------------------------------------
  Total income (loss)
  from
  investment operations.         0.09        0.75        0.30        0.14       (0.24)        2.45
                          -------------------------------------------------------------------------
 Distributions from:
  Net investment income.        (0.16)      (0.48)      (0.20)      (0.58)      (0.68)       (0.70)
  Net realized gain
  on securities.........            -       (0.07)      (0.01)      (0.02)      (0.01)           -
                          -------------------------------------------------------------------------
 Total distributions....        (0.16)      (0.55)      (0.21)      (0.60)      (0.69)       (0.70)
                          -------------------------------------------------------------------------
Net asset value at end
of period...............       $11.55      $11.62      $11.42      $11.33      $11.79       $12.72
                          -------------------------------------------------------------------------
TOTAL RETURN............         0.77%       6.40%       2.65%       1.13%      (1.91)%      23.23%
                          -------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to
average net assets......         0.29%       0.57%       0.55%       0.56%       0.56%        0.59%
Ratio of net investment
income to average net
assets..................         1.96%       4.27%       4.70%       5.13%       5.45%        5.83%
Portfolio turnover
rate....................            7%         22%         17%          4%         11%           6%
Number of shares
outstanding
at end of period
(000's).................       12,974      13,647      13,646      15,680      12,073        6,111
Net assets at end of
period (000's)..........     $149,791    $158,509    $155,783    $177,709    $142,383      $77,734

MONEY MARKET FUND

                          For the Six
                          Months Ended               Fiscal Year Ended May 31,
                          November 30, ----------------------------------------------------------
                              1999        1999        1998        1997        1996        1995
                          ------------------------------------------------------------------------
                                                             (audited)
PER SHARE DATA
Net asset value at
beginning of period.....        $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                          ------------------------------------------------------------------------
 Income from investment
 operations:
 Net investment income..         0.02        0.05        0.05        0.05        0.05        0.05
                          ------------------------------------------------------------------------
 Distributions from:
 Net investment income..        (0.02)      (0.05)      (0.05)      (0.05)      (0.05)      (0.05)
                          ------------------------------------------------------------------------
Net asset value at end
of period...............        $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                          ------------------------------------------------------------------------
TOTAL RETURN............         2.39%       4.84%       5.25%       5.02%       5.26%       4.90%
                          ------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to
average net assets......         0.29%       0.57%       0.54%       0.57%       0.57%       0.57%
Ratio of net investment
income to average net
assets..................         2.39%       4.66%       5.14%       4.95%       5.14%       4.75%
Number of shares
outstanding
at end of period
(000's).................      461,389     347,394     190,975     128,125      83,618      82,255
Net assets at end of
period (000's)..........     $461,389    $347,394    $190,975    $128,125     $83,618     $82,255

-------------------------------------------------------------------------------

 92
                     SUPPLEMENTAL INFORMATION (Unaudited)
SPECIAL MEETING OF SHAREHOLDERS

Proxy Voting Results
The Special Meeting of Shareholders of the Growth Fund of American General Series Portfolio Company was held on December 16, 1999. Shareholders of the Fund voted on proposals to approve: (i) a new investment sub-advisory agreement between VALIC (the "Adviser") and Wellington Management Company, LLP ("Wellington Management"); (ii) changing the Fund's fundamental investment restriction regarding concentration of investments in a single industry; and
(iii) an arrangement to permit the Adviser to terminate, replace or add sub-advisers or modify sub-advisory agreements without shareholder approval. The results of the proposals voted on by shareholders of the Fund were as follows:

Approval of a new investment sub-advisory agreement between VALIC and Wellington Management Company, LLP ("Wellington Management").

         Affirmative.............. 47,959,415
         Against..................  2,104,649
         Abstain..................  2,122,988
         Total Shares Voted....... 52,187,052

Approval of changing the Fund's fundamental investment restriction regarding concentration of investments in a single industry.

         Affirmative.............. 45,820,201
         Against..................  3,761,573
         Abstain..................  2,605,278
         Total Shares Voted....... 52,187,052

Approval of arrangement to permit the Adviser to terminate, replace or add sub-advisers or modify sub-advisory agreements without shareholder approval.

         Affirmative.............. 41,443,090
         Against..................  8,192,979
         Abstain..................  2,550,983
         Total Shares Voted....... 52,187,052

                       SUPPLEMENT DATED FEBRUARY 1, 2000
                      TO PROSPECTUS DATED OCTOBER 1, 1999

All Funds

 The "Investment Objective" section included in the "Fact Sheet" should reflect that the investment objective may be changed by the Board of Directors without shareholder approval.

 Although the Series Company normally redeems Fund shares for cash, the Series Company has the right to pay separate accounts assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the net asset value of the affected Fund, whichever is less.

 The Series Company relies upon an exemptive order from the SEC which permits VALIC, subject to certain conditions, to select new sub-advisers or replace existing sub-advisers without first obtaining shareholder approval for the change. The Board of Directors, including a majority of the "independent" Directors, must approve each new sub-advisory agreement. This allows VALIC to act more quickly to change sub-advisers when it determines that a change is beneficial to shareholders by avoiding the delay of calling and holding shareholder meetings to approve each change. In accordance with the exemptive order, the Series Company will provide investors with information about each new sub-adviser and its sub-advisory agreement within 90 days of the hiring of a new sub-adviser. VALIC is responsible for selecting, monitoring, evaluating and allocating assets to the Sub-advisers and oversees the Sub-advisers' compliance with the relevant Fund's investment objective, policies and restrictions.

 Delete the third and fourth paragraphs on page 35 under "Investment Adviser." Add Capital Conservation Fund, Asset Allocation Fund, and the Government Securities Fund to the list of funds in the first sentence of the fifth paragraph.

Social Awareness Fund

 The following replaces the second paragraph of the section entitled "Investment Objective" in the Fund's "Fact Sheet."

 The Fund does not invest in companies that are significantly engaged in:
    . the production of nuclear energy;

    . the manufacture of military weapons or delivery systems;

    . the manufacture of alcoholic beverages or tobacco products;

    . the operation of gambling casinos; or

    . business practices or the production of products that significantly pollute the environment.


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                   AMERICAN GENERAL SERIES PORTFOLIO COMPANY    93

BOARD OF DIRECTORS                      OFFICERS
Kent E. Barrett                         Thomas L. West, Jr.,
Judith L. Craven                         Chairman
Timothy J. Ebner                        Alice T. Kane,
Gustavo E. Gonzales, Jr.                 President
Norman Hackerman                        Kent E. Barrett,
Alice T. Kane                            Executive Vice President
John W. Lancaster                       Peter V. Tuters,
Ben H. Love                              Senior Investment Officer
John E. Maupin, Jr.                     Maruti D. More,
F. Robert Paulsen                        Vice President-Investments
R. Miller Upton                         Teresa S. Moro,
Thomas L. West, Jr.                      Vice President and Investment Officer
                                        Leon A. Olver,
DISTRIBUTOR                              Vice President and Investment Officer
American General Distributors, Inc.     William Trimbur, Jr.,
2929 Allen Parkway                       Vice President and Investment Officer
Houston, Texas 77019                    Cynthia A. Toles,
                                         Vice President and Secretary
CUSTODIAN                               Nori L. Gabert,
State Street Bank and Trust Company      Vice President and Assistant Secretary
225 Franklin Street                     Pauletta P. Cohn,
Boston, Massachusetts 02110              Vice President
                                        Cynthia A. Gibbons,
INVESTMENT ADVISER                       Assistant Vice President
The Variable Annuity Life               Gregory R. Seward,
Insurance Company (VALIC)                Treasurer
2929 Allen Parkway                      Gregory R. Kingston,
Houston, Texas 77019                     Assistant Treasurer
                                        Jaime M. Sepulveda,
INVESTMENT SUB-ADVISERS                  Assistant Treasurer
T. Rowe Price Associates, Inc.          Kathyrn A. Pearce,
100 East Pratt Street                    Controller
Baltimore, Maryland 21202               Donna L. Hathaway,
                                         Assistant Controller
Wellington Management Company, LLP      Heriberto R. Valdez,
75 State Street                          Assistant Controller
Boston, Massachusetts 02109

INDEPENDENT AUDITORS
Ernst & Young LLP
1221 McKinney
Houston, Texas 77010

SHAREHOLDER SERVICE AGENT
The Variable Annuity Life
Insurance Company (VALIC)
2929 Allen Parkway
Houston, Texas 77019

TO INSURANCE PRODUCT OWNERS:
 This report contains detailed financial information to help you understand your variable insurance product's past performance and shows the performance for the funds that you invested in through your variable insurance contract. The performance does not reflect account charges under your insurance product. These charges would otherwise lower the performance information shown.

 This report is for the information of the shareholders and variable insurance product owners participating in the American General Series Portfolio Company. It is authorized for distribution to other persons only when preceded or accompanied by an effective prospectus which contains information on how to purchase shares and other pertinent information.

 If you would like further information about the material or products issued by VALIC or American General Life Insurance Company, please contact your account representative.

 "Standard & Poor's(R)", "Standard & Poor's Mid Cap 400 Index" and "S&P 500(R)" are trademarks of Standard & Poor's Corporation. The Stock Index Fund and MidCap Index Fund are not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in the funds. The Russell 2000(R) Index is a trademark/service mark of the Frank Russell Company. Russell(TM) is a trademark of the Frank Russell Company.

 American General Financial Group is the marketing name for American General Corporation and its subsidiaries.

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

AMERICAN GENERAL SERIES PORTFOLIO COMPANY

P.O. Box 3206
Houston, Texas 77253-3206








AMERICAN
   GENERAL
   FINANCIAL GROUP